As filed with the Securities and Exchange Commission on December 26, 2013

1933 Act Registration No. 33-17619

1940 Act Registration No. 811-05349

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 377	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 378	☒

(Check appropriate box or boxes)

GOLDMAN SACHS TRUST

(Exact Name of Registrant as Specified in Charter)

71 South Wacker Drive

Chicago, Illinois 60606

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (312) 655-4400

CAROLINE KRAUS, ESQ.

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

(Name and Address of Agent for Service)

Copies to:

STEPHEN H. BIER, ESQ.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 27, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Institutional (FST) Shares, Administration Shares, Service Shares, and Cash Management Shares of the Goldman Sachs Financial Square Tax-Exempt California Fund and Goldman Sachs Financial Square Tax-Exempt New York Fund;

Institutional (FST) Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares and Resource Shares of Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund; and

Institutional (FST) Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares, Resource Shares, Class B Shares and Class C Shares of the Goldman Sachs Financial Square Prime Obligations Fund.

Prospectus

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: FPOXX

¢	Money Market Fund: FSMXX

¢	Treasury Obligations Fund: FTOXX

¢	Treasury Instruments Fund: FTIXX

¢	Government Fund: FGTXX

¢	Federal Fund: FEDXX

¢	Tax-Free Money Market Fund: FTXXX

¢	Tax-Exempt California Fund: ITCXX

¢	Tax-Exempt New York Fund: ILNXX

FST Shares

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

10	Treasury Obligations Fund – Summary

14	Treasury Instruments Fund – Summary

18	Government Fund – Summary

22	Federal Fund – Summary

26	Tax-Free Money Market Fund – Summary

31	Tax-Exempt California Fund – Summary

36	Tax-Exempt New York Fund – Summary

41	Financial Square Funds – Additional Summary Information

42	Investment Management Approach

55	Risks of the Funds

61	Service Providers

66	Distributions

68	Shareholder Guide

68 How to Buy Shares

74 How to Sell Shares

81	Taxation

83	Appendix A Additional Information on the Funds

96	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.18%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

1

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Shares	$18	$69	$124	$288

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

2

Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past

3

performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.33% Worst Quarter Q1 ‘10 +0.01%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Shares (Inception 3/8/90)	0.12%	0.66%	1.89%	3.63%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.18%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

5

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Shares	$18	$69	$124	$288

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

6

¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is

7

not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.33% Worst Quarter Q1 ‘10 +0.02%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Shares (Inception 5/18/94)	0.17%	0.71%	1.91%	3.34%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

8

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

9

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.20%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

10

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Shares	$20	$71	$126	$290

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

11

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods

12

shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.29% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 4/25/90)

0.01%

0.37%

1.64%

3.42%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable,
and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on
page 41 of this Prospectus.

13

Treasury Instruments
Fund—Summary

Investment Objective

The
Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Treasury
Instruments Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.21%

Other Expenses

0.02%

Total Annual Fund Operating Expenses

0.23%

Fee Waiver[1]

(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver

0.20%

[1]
The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the
Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

14

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Shares

$
20

$
71

$
126

$
290

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the
U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the
Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment
in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a

15

credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an
indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods

16

shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%.
 Best Quarter
 Q3 ‘06          +1.23%
 Worst Quarter
Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 3/3/97)

0.00%

0.34%

1.55%

2.56%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable,
and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on
page 41 of this Prospectus.

17

Government
Fund—Summary

Investment Objective

The
Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Government
Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.21%

Other Expenses

0.02%

Total Annual Fund Operating Expenses

0.23%

Fee Waiver[1]

(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver

0.18%

[1]
The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the
Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

18

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Shares

$
18

$
69

$
124

$
288

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the
Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment
in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

19

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an
indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past

20

performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%.
 Best Quarter
 Q4 ‘06          +1.30%
 Worst Quarter
Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 4/6/93)

0.05%

0.59%

1.82%

3.25%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable,
and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on
page 41 of this Prospectus.

21

Federal
Fund—Summary

Investment Objective

The
Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Federal
Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.21%

Other Expenses

0.02%

Total Annual Fund Operating Expenses

0.23%

Fee Waiver[1]

(0.03)%

Total Annual Fund Operating Expenses After Fee Waiver

0.20%

[1]
The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the
Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

22

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Shares

$
20

$
71

$
126

$
290

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the
Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment
in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing

23

buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government
Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST
Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods

24

shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%.
 Best Quarter
 Q3 ‘06          +1.28%
 Worst Quarter
Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 2/28/97)

0.01%

0.55%

1.77%

2.82%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable,
and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on
page 41 of this Prospectus.

25

Tax-Free Money Market
Fund—Summary

Investment Objective

The
Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Tax-Free
Money Market Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.21%

Other Expenses

0.02%

Total Annual Fund Operating Expenses

0.23%

Fee Waiver[1]

(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver

0.18%

[1]
The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the
Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver

26

arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Shares

$
18

$
69

$
124

$
288

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment
Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the
Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment
in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or

27

sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Municipal Securities Risk.  Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities
(such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the
Fund should not rely on or expect the Investment

28

Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the
Fund maintain a stable $1.00 share price.

¢

Tax Risk.  Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an
indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at
www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for   FST Shares for
the 9-month period ended September 30, 2013 was 0.00%.   Best Quarter   Q2 ‘07          +0.91%   Worst Quarter
Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 7/19/94)

0.03%

0.50%

1.35%

2.17%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

29

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions
that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on
page 41 of this Prospectus.

30

Tax-Exempt California
Fund—Summary

Investment Objective

The
Tax-Exempt California Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from California personal income tax by investing in obligations the interest on which is exempt from these taxes (“California
Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Tax-Exempt
California Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.35%

Other Expenses

0.06%

Total Annual Fund Operating Expenses

0.41%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

31

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Shares

$
42

$
132

$
230

$
518

Principal Strategy

The
Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser
ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the
Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment
in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

California Risk.  The Fund intends to invest primarily in California Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If California or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations continue to experience difficulties in the current economic and political environment. The Fund is classified as
“non-diversified” for regulatory purposes.

32

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Municipal Securities Risk.  Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities
(such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

33

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢

Tax Risk.  Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar
chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST
Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%.
 Best Quarter
 Q3 ‘07          +0.82%
 Worst Quarter
Q1 ‘12 0.00%

34

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 10/4/88)

0.02%

0.34%

1.12%

2.32%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax
Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to
Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to
Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

35

Tax-Exempt New York
Fund—Summary

Investment Objective

The
Tax-Exempt New York Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from New York State and New York City personal income taxes by investing in obligations the interest on which is exempt from these taxes
(“New York Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

  Tax-Exempt
New York Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.35%

Other Expenses

0.07%

Total Annual Fund Operating Expenses

0.42%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Shares of the Fund for the time periods indicated and then redeem all of your FST Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

36

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Shares

$
43

$
135

$
235

$
530

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the
Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in
U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

  Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector,

37

an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Municipal Securities Risk.  Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities
(such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

¢

New York Risk.  The Fund intends to invest primarily in New York Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If New York or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of New York Obligations may experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.

38

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢

Tax Risk.  Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar
chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Shares from year to year; and (b) the average annual total returns of the Fund’s FST
Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for FST Shares for the 9-month period ended September 30, 2013 was 0.00%.
 Best Quarter
 Q2 ‘07          +0.83%
 Worst Quarter
Q1 ‘12 0.00%

39

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Shares (Inception 2/15/91)

0.01%

0.36%

1.14%

2.04%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax
Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to
Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to
Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

40

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

41

Investment Management Approach

INVESTMENT OBJECTIVES

Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and
Tax-Free Money Market Funds:    The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Tax-Exempt California and Tax-Exempt New York Funds:    The Tax-Exempt California and
Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in California Obligations and New York Obligations, respectively.

The investment objective of each Fund (except the Tax-Exempt
California and Tax-Exempt New York Funds’ objectives of providing shareholders with income exempt from California State and New York State and New York City personal income tax, respectively) cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25%

42

INVESTMENT MANAGEMENT APPROACH

of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in
U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

43

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment
Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating
from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

Tax-Exempt
California Fund

The Tax-Exempt California Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment
Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not California Obligations when acceptable California Obligations are not available or when market conditions dictate a defensive posture.

44

INVESTMENT MANAGEMENT APPROACH

Tax-Exempt New York Fund

The Tax-Exempt New York Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that
100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not New York
Obligations when acceptable New York Obligations are not available or when market conditions dictate a defensive posture.

All
Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a
“Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢

Manage credit risk

¢

Manage interest rate risk

¢

Manage liquidity

45

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢

Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

¢

Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate
Risk

Three main steps are followed in seeking to manage interest rate risk:

¢

Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.

¢

Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.

¢

Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢

Each Fund’s investors and other factors that influence the asset volatility of the Funds;

46

INVESTMENT MANAGEMENT APPROACH

¢

Technical events that influence the trading range of federal funds and other short-term fixed income markets; and

¢

Bid-ask spreads associated with securities in the portfolios.

References in this
Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢

The Funds:  Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).

¢

Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.

¢

Tax-Advantaged Funds: Treasury Instruments and Federal Funds.

¢

Tax-Exempt Funds: Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds.

¢

The Investors:  The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.

¢

NAV Per Share:  Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

47

¢

Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

¢

Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).

¢

Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).

¢

Investment Restrictions:  Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

¢

Diversification:  Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer with these exceptions: (a) the Tax-Exempt California and Tax-Exempt New York Funds may each invest up to 25% of their total assets in five or fewer issuers; and (b) each of the other Funds may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

¢

Portfolio Liquidity:  The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the
Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). Each of the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the
“Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

48

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢

A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.

¢

The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.

¢

Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website
60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.

¢

On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.

¢

On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550.
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

49

Investment Policies Matrix

Fund

  U.S. Treasury
Obligations[1]

  U.S. Government
Securities

  Bank
Obligations

  Commercial
Paper

Prime Obligations

¢

¢

  ¢
U.S. banks only[2]

¢

Money Market

¢

¢

  ¢   Over 25% of total assets must be invested in U.S.
and foreign (US$) banks[3]

¢ U.S. and foreign (US$) commercial paper

Treasury Obligations

¢

Treasury Instruments

¢

Government

¢

¢

Federal

¢

¢

Tax-Free Money Market

¢ Tax-exempt only

Tax-Exempt California

¢ Tax-exempt only

Tax-Exempt New York

¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 54 for all footnotes.

50

INVESTMENT MANAGEMENT APPROACH

  Short-Term
 Obligations of
 Corporations and   Other
Entities

  Repurchase
Agreements

 Asset-Backed and
 Receivables-Backed
Securities

  Foreign
 Government   Obligations
(US$)

  ¢
U.S. entities only

¢

¢

  ¢   U.S. and foreign
(US$) entities

¢

¢

¢[4]

¢

¢

¢ (Does not intend to
invest)

51

Investment Policies Matrix continued

Fund

Municipals

  Custodial
Receipts

  Unrated
Securities[7]

  Investment
Companies

Prime Obligations

¢[5]

¢

¢

 ¢
Up to 10% of total assets in other investment companies[8]

Money Market

¢[5]

¢

¢

 ¢
Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government

 ¢
Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market

  ¢
 At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]

¢

¢

 ¢
Up to 10% of total assets in other investment companies[8]

Tax-Exempt California

  ¢   At least 80% of net assets in tax-exempt municipal
obligations and at least 80% of net assets in California obligations (except in extraordinary circumstances)[6]

¢

¢

 ¢
Up to 10% of total assets in other investment companies[8]

Tax-Exempt New York

  ¢   At least 80% of net assets
in tax-exempt municipal obligations and at least 80% of net assets in New York obligations (except in extraordinary circumstances)[6]

¢

¢

 ¢
Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 54 for all footnotes.

52

INVESTMENT MANAGEMENT APPROACH

  Private
Activity Bonds

  Credit
Quality[7]

  Summary of
Taxation for Distributions[12]

Miscellaneous

¢

First Tier[11]

  Taxable federal
and state[13]

Reverse repurchase agreements not permitted.

¢

First Tier[11]

  Taxable federal
and state[13]

May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

First Tier[11]

  Taxable federal
and state[13]

Reverse repurchase agreements not permitted.

First Tier[11]

  Taxable federal
 and generally   exempt from
state taxation

Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

First Tier[11]

  Taxable federal
and state[13]

Reverse repurchase agreements not permitted.

First Tier[11]

  Taxable federal
 and generally   exempt from
state taxation

Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

  ¢   Does not intend
 to invest if subject   to
AMT[9,10]

First Tier[11]

  Tax-exempt
federal and taxable state[14]

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

  ¢   Does not intend
to invest if subject to AMT[9,10]

First Tier[11]

  Tax-exempt
federal and California State

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

  ¢   Does not intend
 to invest if subject   to
AMT[9,10]

First Tier[11]

  Tax-exempt
 federal,   New York
State and New York City

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

53

[1]

Issued or guaranteed by the U.S. Treasury.

[2]

Including foreign branches of U.S. banks.

[3]

If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.

[4]

The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

[5]

Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.

[6]

The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.

[7]

To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to
First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.

[8]

This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.

[9]

If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.

[10]

No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

[11]

First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.

[12]

See “Taxation” for an explanation of the tax consequences summarized in the table above.

[13]

Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

[14]

Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

54

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓

Principal Risk

•

Additional Risks

  Prime
Obligations Fund

  Money
Market Fund

  Treasury
Obligations Fund

  Treasury
Instruments Fund

  Government
Fund

  Federal
Fund

Tax-Free Money Market Fund

  Tax-Exempt
California Fund

  Tax-Exempt
New York Fund

Banking Industry

•

✓

California or New York

✓

✓

Credit/Default

✓

✓

✓

✓

✓

✓

✓

✓

✓

Foreign

✓

Geographic and Sector

✓

✓

✓

Interest Rate

✓

✓

✓

✓

✓

✓

✓

✓

✓

Liquidity

✓

✓

✓

✓

✓

✓

✓

✓

✓

Management

•

•

•

•

•

•

•

•

•

Market

✓

✓

✓

✓

✓

✓

✓

✓

✓

Municipal

•

•

✓

✓

✓

Regulatory Risk

✓

✓

✓

✓

✓

✓

✓

✓

✓

Stable NAV

✓

✓

✓

✓

✓

✓

✓

✓

✓

Tax

✓

✓

✓

U.S. Government Securities

✓

✓

✓

✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations
Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and

55

monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢

California or New York Risks—The Tax-Exempt California and Tax-Exempt New York Funds intend to invest primarily in California Obligations and New York Obligations, respectively. The investments of these Funds are, therefore, affected by political and economic developments within these states, and by the financial condition of these states, their public authorities and political sub-divisions. If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations and New York Obligations continue to experience, or may experience, difficulties in the current economic and political environment. The Tax-Exempt California and Tax-Exempt New York Funds are classified as “non-diversified” for regulatory purposes. See Appendix A in this Prospectus for more information concerning the risks of investing in California and New York.

¢

Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢

Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests.
Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the

56

RISKS OF THE FUNDS

United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

¢

Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.

¢

Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢

Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the
Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or

57

control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢

Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.

¢

Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be over-weighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢

Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise.
The private enterprise pays the principal and interest on the bond, and the issuer

58

RISKS OF THE FUNDS

does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢

Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢

  Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of a Fund’s portfolio holdings and/or the ability of a Fund

59

to pay federal tax-exempt dividends (in the case of the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds) and state tax-exempt dividends (in the case of the Tax-Exempt
California and Tax-Exempt New York Funds). These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation
(“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some
U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

60

Service Providers

INVESTMENT ADVISERS

Investment Adviser

Fund

Goldman Sachs Asset Management, L.P. (“GSAM”)

Prime Obligations

200 West Street

Money Market

New York, New York 10282

Treasury Obligations

Treasury Instruments

Government

Federal

Tax-Free Money Market

Tax-Exempt California

Tax-Exempt New York

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of
Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds,
these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢

Supervises all non-advisory operations of the Funds

¢

Provides personnel to perform necessary executive, administrative and clerical services to the Funds

¢

Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

61

¢

Maintains the records of each Fund

¢

Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive
orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund

Contractual Rate

Actual Rate For the Fiscal Year Ended August 31,
2013*

Prime Obligations

0.205%

0.16%

Money Market

0.205%

0.16%

Treasury Obligations

0.205%

0.13%

Treasury Instruments

0.205%

0.09%

Government

0.205%

0.16%

Federal

0.205%

0.13%

Tax-Free Money Market

0.205%

0.14%

Tax-Exempt California

0.35%

0.10%

Tax-Exempt New York

0.35%

0.08%

*
The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment
Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion
of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

62

SERVICE PROVIDERS

The Investment Adviser has agreed to reduce or limit each Fund’s (with the exception of the Tax-Exempt California and Tax-Exempt New York
Funds) “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. The Investment Adviser has agreed to reduce or limit each of the Tax-Exempt California and Tax-Exempt New York Funds’ “Total Annual Fund Operating Expenses”
(excluding acquired fund fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses) equal on an annualized basis to 0.434% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment
Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management
Agreements for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the
“Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

63

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The
Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a

64

SERVICE PROVIDERS

long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman
Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

65

Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢

Cash

¢

Additional shares of the same Fund

¢

Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions
may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund

Dividend Declaration Time (Eastern Time)

Prime Obligations

5:00 p.m.

Money Market

5:00 p.m.

Treasury Obligations

5:00 p.m.

Treasury Instruments

4:00 p.m.

Government

5:00 p.m.

Federal

4:00 p.m.

Tax-Free Money Market

4:00 p.m.

Tax-Exempt California

4:00 p.m.

Tax-Exempt New York

4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net

66

DISTRIBUTIONS

short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the

amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

67

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Shares.

HOW TO BUY SHARES

How Can I Purchase FST Shares Of The Funds?

Generally, FST Shares may be purchased on any business day at their NAV next determined after receipt of an order. No sales load is charged. In order to make an initial investment in a Fund, you must furnish to the Fund or your financial institution an account application. You should either:

¢

Contact your financial institution who may place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation) to place an order;

¢

Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or

¢

Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by
wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

What Should I Know When I Purchase Shares Through an Authorized Institution?

Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services (“Authorized Institutions”) to their customers may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

¢

A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.

68

SHAREHOLDER GUIDE

¢

Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust. Authorized Institutions that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Authorized Institution for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments. These Authorized Institutions may receive payments from the Funds or Goldman Sachs for the services provided by them with respect to the Funds’ FST Shares. These payments may be in addition to other payments borne by the Funds.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman
Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of FST Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the
Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the

69

“Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to FST Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), and are entitled to different services than FST Shares. Information regarding other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum
Investment In The Funds?

Minimum initial investment

$10 million in FST Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates

Minimum additional investment

No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and
(iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

70

SHAREHOLDER GUIDE

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. The minimum investment requirement may be waived for (i) Goldman Sachs managing directors and their immediate families that have at least $1 million invested in a Fund; and
(ii) clients of Goldman Sachs Private Wealth Management (“GSPWM”) with at least $100 million of assets under management by GSPWM. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢

Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

¢

Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

¢

Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.

¢

Provide for, modify or waive the minimum investment requirements.

¢

Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not
adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow you to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer

71

(escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy FST Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell FST Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the
Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =

  (Value of Assets of the Class)
– (Liabilities of the Class)

Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢

NAV per share of each share class of the Treasury Instruments, Federal, Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds
is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time.

72

SHAREHOLDER GUIDE

Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the
Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities
Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

¢

On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

¢

The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the
Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number located on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price,
portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of

73

trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Exempt California and Tax-Exempt New York Funds:

¢ By 1:00 p.m. Eastern Time

Tax-Free Money Market Fund:

¢ By 2:00 p.m. Eastern Time

Treasury Instruments and Federal Funds:

¢ By 3:00 p.m. Eastern Time

Prime Obligations, Money Market, Treasury Obligations and Government Funds:

¢ By 5:00 p.m. Eastern Time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell FST Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through your Authorized Institution. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application) Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after

74

SHAREHOLDER GUIDE

receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the funds as described under “How To Buy Shares.” The Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized
Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Through an Authorized Institution?” A redemption may also be made with respect to certain Funds by means of the check writing redemption privilege as described in the SAI.

When Do I Need A Medallion Signature Guarantee To
Redeem Shares?

A Medallion signature guarantee may be required if:

¢

You would like the redemption proceeds sent to an address that is not your address of record; or

¢

You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved
Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit

75

redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢

Telephone requests are recorded.

¢

Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).

¢

For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).

¢

The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.

¢

The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received

Redemption Proceeds

Dividends

Tax-Exempt California and Tax-Exempt New York Funds:

 ¢    By
12:00 p.m. Eastern Time

Wired same business day

Not earned on day request is received

Checks sent next business day

Earned on day request is received

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SHAREHOLDER GUIDE

Redemption Request Received

Redemption Proceeds

Dividends

Tax-Free Money Market Fund:

 ¢    By 1:00
p.m. Eastern Time

Wired same business day

Not earned on day request is received

Checks sent next business day

Earned on day request is received

Treasury Instruments and Federal Funds:

 ¢    By 3:00
p.m. Eastern Time

Wired same business day

Not earned on day request is received

Checks sent next business day

Earned on day request is received

Prime Obligations, Money Market, Treasury Obligations and Government Funds:

 ¢    By 5:00
p.m. Eastern Time

Wired same business day

Not earned on day request is received

Checks sent next business day

Earned on day request is received

¢

Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of each of the
Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock
Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or
(iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

¢

  If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

77

¢

If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.

¢

To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.

¢

None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or any other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About
Redemptions?

The following generally applies to redemption requests:

¢

Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.

¢

Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized
Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢

Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman
Sachs.

¢

Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.

¢

Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.

¢

Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.

¢

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by

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SHAREHOLDER GUIDE

uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment.
If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

¢

Charge an additional fee in the event a redemption is made via wire transfer.

None of the
Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange FST Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs
Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another
Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢

You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.

¢

Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.

¢

All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.

¢

Exchanges are available only in states where exchanges may be legally made.

¢

  It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

79

¢

Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

¢

Normally, a telephone exchange will be made only to an identically registered account.

¢

A Medallion signature guarantee may be required.

¢

Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.

¢

Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In FST Shares?

Authorized Institutions are responsible for providing any communication from a Fund to shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

You will be provided with a monthly account statement. If your account is held through your Authorized Institution you may receive your statements and confirmations from your Authorized Institution on a different schedule.

You will also receive an annual shareholder
report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Authorized Institution or Goldman Sachs Funds at the appropriate phone number or address found on the back cover of this Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Authorized Institution, please contact the Authorized Institution to revoke your consent. Each Fund does not generally provide sub-accounting services.

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Taxation

As with any investment, you should consider how your investment in the
Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment
is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income.
Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, Tax-Exempt California
Fund and Tax-Exempt New York Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an
additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S.
individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

81

Distributions from the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New
York Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund, Tax-Exempt
California Fund and Tax-Exempt New York Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund
distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by
Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund, Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective
January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S.
Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

82

Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government
Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike
U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the
right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and
certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury

83

and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S.
banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other

84

APPENDIX A

issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the
Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term
Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S.
corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

85

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in

86

APPENDIX A

addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations.
Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by
the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a

87

substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

88

APPENDIX A

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other
Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or
(c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

89

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial
Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or

90

APPENDIX A

interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the
Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than
5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury
Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding
397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity

91

supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its
total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢

Both domestic and foreign securities that are not readily marketable

¢

Certain municipal leases and participation interests

¢

Certain stripped mortgage-backed securities

¢

Repurchase agreements and time deposits with a notice or demand period of more than seven days

¢

Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2)
commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

92

APPENDIX A

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Risks and Policies
Applicable to the Tax-Exempt Funds:

Fundamental Policies.  As a matter of fundamental policy, at least 80%
of the net assets of the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental policy, at least 80% of the Tax-Exempt California and Tax-Exempt New York Funds’ net assets will be invested in California and New York municipal obligations, respectively, except in extraordinary circumstances.

For these purposes, California and New York municipal obligations are obligations issued by or on behalf of the State of California or the State of New York, respectively, and their respective political subdivisions, agencies and instrumentalities and the government of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax or New York State and New York City personal income tax. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Funds, in municipal obligations that are not California or New York municipal obligations, respectively, when acceptable California and New York municipal

93

obligations are not available or when the Investment Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Tax-Exempt California and Tax-Exempt New York Funds’ distributions of interest from municipal obligations other than California and New York municipal obligations, respectively, may be subject to California and New York State and New York City personal income taxes. In addition, dividends paid by the Funds may be subject to state corporate franchise and corporate income taxes, if applicable.

Risks of Investing in California and New York:  The Tax-Exempt California and Tax-Exempt New York Funds concentrate their investments in California and New York municipal obligations, respectively. Consequently, these Funds are more susceptible to factors adversely affecting issuers of California and New York municipal obligations, and may be riskier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

The Tax-Exempt California
Fund’s investments can be affected by political and economic developments within the State of California (“California”), and by the financial condition of California’s public authorities and political subdivisions. California voters in the past have approved amendments to the California Constitution and other measures that limit the taxing and spending authority of California government entities, and future initiatives could result in adverse consequences affecting
California municipal obligations. In part as a result of such initiatives, both the state and local governments in California face fiscal difficulties in varying degrees.

These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

The
Tax-Exempt New York Fund’s investments will be affected by political and economic developments within the State of New York (the “State”), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the “City”). Certain substantial issuers of New York municipal obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal obligations and hurt the Fund’s investment performance. However, strong demand for
New York municipal obligations has also at times had the effect of permitting New York municipal obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other

94

APPENDIX A

jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York municipal obligations. The occurrence of any such default could materially affect adversely the market values and marketability of all New York municipal obligations and, consequently, the value of the Fund’s holdings. These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of New York municipal obligations. A more detailed discussion of the risks of investing in New York is included in the SAI.

If California, New York, or
any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Funds is a diversified fund under the Investment Company Act (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Funds may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

In addition to the risk of nonpayment of California or New York municipal obligations, if any of those obligations declines in quality and is downgraded by an NRSRO, it may become ineligible for purchase by the Funds. Since there are large numbers of buyers of these instruments, the supply of California or New York municipal obligations that are eligible for purchase by the Funds could become inadequate at certain times.

95

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

0.001

0.001

0.001

0.001

0.003

0.026
C

Distributions from net investment income[j]

(0.001
)

(0.001
)

(0.001
)

(0.001
)

(0.003)

(0.026
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.07
%

0.12
%

0.10
%

0.12
%

0.32%

2.64
%

Net assets, end of period (in 000’s)

$
13,339,031

$
14,614,135

$
17,670,097

$
22,977,394

$30,756,777

$
25,218,329

Ratio of net expenses to average net assets

0.18
%

0.18
%

0.18
%

0.18
%

0.23%[a]

0.19
%

Ratio of net investment income to average net assets

0.07
%

0.11
%

0.10
%

0.10
%

0.47%[a]

2.72
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.23
%

0.28%[a]

0.24
%

See page 105 for all footnotes.

96

APPENDIX B

MONEY MARKET FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

0.001

0.002

0.001

0.001

0.004[h]

0.027

Distributions from net investment income[j]

(0.001
)

(0.002
)

(0.001
)

(0.001
)

(0.004)[h]

(0.027
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.11
%

0.17
%

0.14
%

0.13
%

0.38%

2.70
%

Net assets, end of period (in 000’s)

$
25,047,026

$
20,278,527

$
19,751,293

$
15,510,366

$21,878,982

$
18,340,321

Ratio of net expenses to average net assets

0.18
%

0.18
%

0.18
%

0.18
%

0.21%[a]

0.19
%

Ratio of net investment income to average net assets

0.11
%

0.17
%

0.14
%

0.10
%

0.55%[a]

2.74
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.23
%

0.26%[a]

0.24
%

See page 105 for all footnotes.

97

TREASURY OBLIGATIONS FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—
[k]

—
[k]

—
[k]

—
[k]

0.001

0.016

Distributions from net investment income[j]

—
[k]

—
[k]

—
[k]

—
[k]

(0.001)

(0.016
)

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.01
%

0.01
%

0.01
%

0.04
%

0.14%

1.64
%

Net assets, end of period (in 000’s)

$
6,998,695

$
8,084,641

$
7,991,142

$
8,654,414

$16,942,168

$
12,010,372

Ratio of net expenses to average net assets

0.14
%

0.12
%

0.15
%

0.19
%

0.20%[a]

0.21
%

Ratio of net investment income to average net assets

0.01
%

0.01
%

0.01
%

—
%[i]

0.07%[a]

1.51
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.22
%

0.23%[a]

0.24
%

See page 105 for all footnotes.

98

APPENDIX B

TREASURY INSTRUMENTS FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—

—
[k]

—
[k]

—
[k]

0.0010[d]

0.016
[d]

Distributions from net investment income[j]

—

—
[k]

—
[k]

—
[k]

(0.0010)[d]

(0.016
)[d]

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

—
%

—
%[l]

0.01
%

0.01
%

0.10%

1.57
%

Net assets, end of period (in 000’s)

$
25,382,266

$
23,364,396

$
20,395,424

$
16,123,700

$18,393,881

$
32,591,735

Ratio of net expenses to average net assets

0.10
%

0.07
%

0.11
%

0.14
%

0.20%[a]

0.21
%

Ratio of net investment income to average net assets

—
%

—
%[i]

—
[i]

(0.01
)%

0.04%[a]

1.05
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.23
%

0.23%[a]

0.24
%

See page 105 for all footnotes.

99

GOVERNMENT FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—
[k]

—
[k]

—
[k]

0.001

0.003[e]

0.025
[e]

Distributions from net investment income[j]

—
[k]

—
[k]

—
[k]

(0.001
)

(0.003)[e]

(0.025
)[e]

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.03
%

0.03
%

0.04
%

0.08
%

0.29%

2.51
%

Net assets, end of period (in 000’s)

$
21,751,069

$
28,326,048

$
20,959,643

$
26,136,102

$51,896,720

$
48,835,964

Ratio of net expenses to average net assets

0.18
%

0.18
%

0.18
%

0.18
%

0.19%[a]

0.19
%

Ratio of net investment income to average net assets

0.03
%

0.03
%

0.04
%

0.06
%

0.35%[a]

2.17
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.23
%

0.24%[a]

0.24
%

See page 105 for all footnotes.

100

APPENDIX B

FEDERAL FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—
[k]

—
[k]

—
[k]

—
[k]

0.002[g]

0.025
[g]

Distributions from net investment income[j]

—
[k]

—
[k]

—
[k]

—
[k]

(0.002)[g]

(0.025
)[g]

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.01
%

0.01
%

0.01
%

0.05
%

0.22%

2.48
%

Net assets, end of period (in 000’s)

$
8,211,951

$
9,044,336

$
9,888,638

$
12,958,372

$20,069,801

$
31,185,150

Ratio of net expenses to average net assets

0.14
%

0.12
%

0.17
%

0.20
%

0.21%[a]

0.21
%

Ratio of net investment income to average net assets

—
%[i]

—
%[i]

0.01
%

0.03
%

0.32%[a]

2.34
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.23
%

0.24%[a]

0.24
%

See page 105 for all footnotes.

101

TAX-FREE MONEY MARKET FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—

—
[k]

0.001

0.002

0.003

0.020

Distributions from net investment income[j]

—

—
[k]

(0.001
)

(0.002
)

(0.003)

(0.020
)[f]

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.02
%

0.02
%

0.10
%

0.15
%

0.25%

2.00
%

Net assets, end of period (in 000’s)

$
4,762,419

$
5,462,807

$
6,489,440

$
8,900,260

$9,416,370

$
9,657,508

Ratio of net expenses to average net assets

0.15
%

0.17
%

0.18
%

0.18
%

0.21%[a]

0.18
%

Ratio of net investment income to average net assets

0.02
%

0.02
%

0.09
%

0.14
%

0.37%[a]

1.95
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.23
%

0.23
%

0.23
%

0.23
%

0.26%[a]

0.24
%

See page 105 for all footnotes.

102

APPENDIX B

TAX-EXEMPT CALIFORNIA FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year Ended December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—
[k]

—
[k]

—
[k]

—
[k]

—[k]

0.016

Distributions from net investment income[j]

—
[k]

—
[k]

—
[k]

—
[k]

—[k]

(0.016
)*

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.02
%

0.01
%

0.01
%

0.01
%

0.04%

1.60
%

Net assets, end of period (in 000s)

$
91,299

$
91,478

$
88,040

$
83,316

$67,911

$
147,340

Ratio of net expenses to average net assets

0.15
%

0.15
%

0.24
%

0.30
%

0.44%[a]

0.44
%

Ratio of net investment income to average net assets

0.01
%

0.01
%

0.01
%

0.01
%

0.06%[a]

1.56
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.41
%

0.48
%

0.50
%

0.46
%

0.49%[a]

0.46
%

*
Amount includes $0.00021 of distributions from net realized gains for the fiscal year ended December 31, 2008.

See page 105 for all other footnotes.

103

TAX-EXEMPT NEW YORK FUND

FST Shares

Fiscal Years Ended August 31,

  Period Ended
August 31, 2009^

  Fiscal Year
 Ended   December 31,
2008

2013

2012

2011

2010

Net asset value, beginning of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Net investment income

—
[k]

—
[k]

—
[k]

—
[k]

—[k]

0.017

Distributions from net investment income[j]

—
[k]

—
[k]

—
[k]

—
[k]

—[k]

(0.017
)*

Net asset value, end of period

$
1.00

$
1.00

$
1.00

$
1.00

$1.00

$
1.00

Total return[b]

0.01
%

0.01
%

0.03
%

0.03
%

0.04%

1.70
%

Net assets, end of period (in 000s)

$
18,880

$
21,067

$
20,954

$
49,859

$50,211

$
76,958

Ratio of net expenses to average net assets

0.14
%

0.16
%

0.22
%

0.30
%

0.42%[a]

0.44
%

Ratio of net investment income to average net assets

0.01
%

0.01
%

0.01
%

0.01
%

0.07%[a]

1.67
%

Ratios assuming no expense reductions

Ratio of total expenses to average net assets

0.42
%

0.52
%

0.55
%

0.46
%

0.49%[a]

0.47
%

*
Amount includes $0.0003 of distributions from net realized gains for the fiscal year ended December 31, 2008.

See page 105 for all other footnotes.

104

APPENDIX B

Footnotes:

^

The Fund changed its fiscal year end from December 31 to August 31.

a

Annualized.

b

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

c

Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

d

Net investment income and distributions from net investment income contain $0.0008 and $(0.0008) and $0.002 and $(0.002) of net realized capital gains and distributions from net realized gains for the period ended
August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

e

Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains for the period ended
August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

f

Amount includes $0.0001 of distributions from net realized gains for the year ended December 31, 2008.

g

Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.

h

Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.

i

Amount less than 0.005% of average net assets.

j

Distributions may not coincide with current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.

k

Amount is less than $0.0005 per share.

l

Amount is less than 0.005%.

105

Financial
Square Funds

Prospectus (FST
Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the
Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are
available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements
and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

  ¢    By
telephone:

1-800-621-2550

  ¢    By
mail:

  Goldman Sachs Funds   P.O. Box 06050
Chicago, IL 60606-6306

  ¢    On the
Internet:

SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by
electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSINSPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman,
Sachs & Co.

GSAM® is a registered service mark of Goldman,
Sachs & Co.

Prospectus

FST Capital Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢

Prime Obligations Fund: GCPXX

¢

Money Market Fund: GCKXX

¢

Treasury Obligations Fund: GCTXX

¢

Treasury Instruments Fund: GCIXX

¢

Government Fund: GCGXX

¢

Federal Fund: GCFXX

¢

Tax-Free Money Market Fund: GCXXX

1

Prime Obligations Fund – Summary

5

Money Market Fund – Summary

10

Treasury Obligations Fund – Summary

14

Treasury Instruments Fund – Summary

18

Government Fund – Summary

22

Federal Fund – Summary

26

Tax-Free Money Market Fund – Summary

31

Financial Square Funds – Additional Summary Information

32

Investment Management Approach

45

Risks of the Funds

51

Service Providers

56

Distributions

58

Shareholder Guide

58 How to Buy Shares

65 How to Sell Shares

71

Taxation

73

Appendix A Additional Information on the Funds

84

Appendix B Financial Highlights

Prime Obligations
Fund—Summary

Investment Objective

The
Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund

Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases

None

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends

None

Redemption Fees

None

Exchange Fees

None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):

Management Fees

0.21%

Other Expenses

0.17%

Shareholder Administration Fees

0.15
%

All Other Expenses

0.02
%

Total Annual Fund Operating Expenses

0.38%

Fee Waiver[1]

(0.05)%

Total Annual Fund Operating Expenses After Fee Waiver

0.33%

[1]
The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the
Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those

1

periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

3 Years

5 Years

10 Years

FST Capital Shares

$
34

$
117

$
208

$
476

Principal Strategy

The
Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s
securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund
is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

2

¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢

Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢

Regulatory Risk.  The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.

¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S.
Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an
indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year;

3

and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN

CALENDAR YEAR

  The total return for FST Capital Shares for the 9-month period ended September 30, 2013
was 0.00%.       Best Quarter
 Q3 ‘07              1.29%
Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012

1 Year

5 Years

10 Years

Since Inception

FST Capital Shares (Inception 8/12/02)

0.01%

0.54%

1.75%

1.74%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important
information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax
Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.33%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

5

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Capital Shares	$34	$117	$208	$476

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by

Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

6

¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢

U.S. Government Securities Risk.  The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal

7

National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2013 was 0.00% Best Quarter Q3 ‘07 +1.29% Worst Quarter Q2 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Capital Shares (Inception 8/12/02)	0.03%	0.57%	1.77%	1.75%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

8

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

9

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those

10

periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Capital Shares	$36	$119	$210	$477

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

11

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods

12

shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 1.25% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Capital Shares (Inception 8/12/02)	0.01%	0.31%	1.54%	1.54%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

13

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those

14

periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Capital Shares	$36	$119	$210	$477

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

15

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods

16

shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 1.19% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Capital Shares (Inception 8/12/02)	0.00%	0.29%	1.45%	1.45%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

17

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.33%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

18

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Capital Shares	$34	$117	$208	$476

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

19

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in

20

the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.26% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Capital Shares (Inception 8/12/02)	0.01%	0.51%	1.71%	1.70%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

21

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.35%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

22

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Capital Shares	$36	$119	$210	$477

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a

23

credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

24

the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 1.24% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Capital Shares (Inception 8/12/02)	0.01%	0.49%	1.67%	1.66%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

25

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.17%
Shareholder Administration Fees	0.15%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.38%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.33%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

26

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Capital Shares	$34	$117	$208	$476

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or

27

sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital

28

infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 0.87% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Capital Shares (Inception 8/12/02)	0.01%	0.41%	1.23%	1.23%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

29

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

30

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Capital Shares may be purchased only through institutions that have agreed to provide certain shareholder administration services to their customers who are the beneficial owners of FST Capital Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Capital Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Capital Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

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Investment Management Approach

INVESTMENT OBJECTIVE

Each Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

32

INVESTMENT MANAGEMENT APPROACH

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

33

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

34

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

35

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Fund: Tax-Free Money Market Fund.
¢	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.

36

INVESTMENT MANAGEMENT APPROACH

¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary are applicable only to the time period covered by the bar chart.

37

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

41

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

42

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous
¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.
	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

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Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

Banking Industry	•	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓

Tax							✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic

45

and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢	Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
¢	Geographic and Sector Risk—If the Tax-Free Money Market Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
¢

Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield

46

RISKS OF THE FUNDS

to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢

Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from

47

adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢	Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not

48

RISKS OF THE FUNDS

cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.

¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.
¢

U.S. Government Securities Risk—The risk that the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating

49

under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations
200 West Street	Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Government
Federal
Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

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Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis

52

SERVICE PROVIDERS

to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial

53

institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a

54

SERVICE PROVIDERS

global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

55

Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

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DISTRIBUTIONS

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

57

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Capital Shares (“Capital Shares”).

HOW TO BUY SHARES

How Can I Purchase Capital Shares Of The Funds?

Generally, Capital Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholders may buy Capital Shares directly from the Fund. Customers of an Authorized Institution will normally give their purchase instructions to the ,Authorized Institution and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Capital Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

58

SHAREHOLDER GUIDE

What Should I Know When I Purchase Shares Through an Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Capital Shares:

¢	Shareholder administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of Goldman Sachs Trust (the “Trust”), purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other financial intermediaries to accept such orders, if approved by the Trust. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust.

Pursuant to a capital administration plan adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payments for their services from the Trust of up to 0.15% (annualized) of the average daily net assets of the Capital Shares of the Fund that are attributable to or held in the name of the Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s shareholder administration fees. These fees may be terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the shareholder administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized

59

Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Capital Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which a Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Capital Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), and are entitled to different services. Information regarding these other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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SHAREHOLDER GUIDE

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Capital Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Capital Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Capital Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

61

¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for

62

SHAREHOLDER GUIDE

any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Capital Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Capital Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T).

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Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

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If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Capital Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through an Authorized Institution?” A redemption may also be made with respect to certain Funds by means of the check writing redemption privilege described in the SAI.

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When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a domestic bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in

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an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:
By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Treasury Instruments and Federal Funds:
By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

¢

Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal

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Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your or bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢

Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts

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with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Capital Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all

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Goldman Sachs Funds offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Capital Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Capital Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to the shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

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Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

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U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose

74

APPENDIX A

entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income

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from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse

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APPENDIX A

effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial

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development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such

78

APPENDIX A

revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency

79

or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types

80

APPENDIX A

of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be

81

issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may

82

APPENDIX A

subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Policy Applicable to the Tax-Free Money Market Fund–Fundamental Policy.  As a matter of fundamental policy, at least 80% of the Net Assets of the Tax-Free Money Market Fund will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Fund may temporarily invest in taxable money market instruments when the Investment Adviser believes that market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Fund. In addition, dividends paid by the Fund may be subject to state corporate franchise and corporate income taxes, if applicable.

83

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Capital Shares
	Fiscal Years Ended August 31,					Period Ended August 31,	Fiscal YearEnded December 31,
	2013	2012		2011	2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	—[i]	—	[i]	— [i]	— [i]	0.002	0.025 [c]
Distributions from net investment income[k]	—i	—	[i]	— [i]	— [i]	(0.002)	(0.025)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.02%	0.22%	2.49%
Net assets, end of period (in 000s)	$102,509	$187,844		$179,018	$325,649	$568,066	$777,173
Ratio of net expenses to average net assets	0.26%	0.29%		0.28%	0.28%	0.38%[a]	0.34%
Ratio of net investment income to average net assets	—[j]	—	[j]	0.01%	(0.01)%	0.37%[a]	2.48%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%		0.38%	0.38%	0.43%[a]	0.39%

See page 91 for all footnotes.

84

APPENDIX B

MONEY MARKET FUND

	FST Capital Shares
	Fiscal Years Ended August 31,				Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012	2011	2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—[i]	— [i]	—[i]	—[i]	0.003 [g]	0.025
Distributions from net investment income[k]	—[i]	— [i]	—[i]	—[i]	(0.003)[g]	(0.025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.03%	0.02%	0.02%	0.28%	2.54%
Net assets, end of period (in 000s)	$44,542	$31,393	$47,555	$81,640	$76,008	$50,112
Ratio of net expenses to average net assets	0.28%	0.33%	0.31%	0.29%	0.36%[a]	0.34%
Ratio of net investment income to average net assets	—[j]	0.02%	0.01%	— [j]	0.38%[a]	2.59%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%	0.38%	0.38%	0.41%[a]	0.39%

See page 91 for all footnotes.

85

TREASURY OBLIGATIONS FUND

	FST Capital Shares
	Fiscal Years Ended August 31,				Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012	2011	2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—[i]	— [i]	—[i]	—[i]	0.001	0.015
Distributions from net investment income[k]	—[i]	— [i]	—[i]	—[i]	(0.001)	(0.015)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%	0.06%	1.49%
Net assets, end of period (in 000s)	$317,742	$216,015	$142,775	$223,476	$330,368	$360,461
Ratio of net expenses to average net assets	0.14	0.12%	0.15%	0.21%	0.33%[a]	0.36%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	(0.02)%	(0.05)%[a]	1.30%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%	0.38%	0.37%	0.38%[a]	0.39%

See page 91 for all footnotes.

86

APPENDIX B

TREASURY INSTRUMENTS FUND

	FST Capital Shares
	Fiscal Years Ended August 31,						Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012		2011		2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—[i]	—	[i]	—	[i]	— [i]	— [d,i]	0.014 [d]
Distributions from net investment income[k]	—[i]	—	[i]	—	[i]	— [i]	— [d,i]	(0.014)[d]

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	—	—	[l]	0.01%		0.01%	0.03%	1.42%
Net assets, end of period (in 000s)	$165,250	$157,629		$170,654		$110,983	$65,817	$173,751
Ratio of net expenses to average net assets	0.10%	0.07%		0.11%		0.14%	0.30%[a]	0.36%
Ratio of net investment income to average net assets	—[j]	—	[j]	—	[j]	(0.01)%	(0.06)%[a]	0.64%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%		0.38%		0.38%	0.38%[a]	0.39%

See page 91 for all footnotes.

87

GOVERNMENT FUND

	FST Capital Shares
	Fiscal Years Ended August 31,					Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012	2011		2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—[i]	— [i]	—	[i]	— [i]	0.0019 [e]	0.023 [e]
Distributions from net investment income[k]	—[i]	— [i]	—	[i]	— [i]	(0.0019)[e]	(0.023)[e]

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%		0.01%	0.19%	2.36%
Net assets, end of period (in 000s)	$411,426	$493,427	$815,275		$859,594	$1,022,472	$1,256,106
Ratio of net expenses to average net assets	0.20%	0.20%	0.22%		0.25%	0.34%[a]	0.34%
Ratio of net investment income to average net assets	—[j]	0.01%	—	[j]	(0.01)%	0.23%[a]	2.15%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%	0.38%		0.38%	0.39%[a]	0.39%

See page 91 for all footnotes.

88

APPENDIX B

FEDERAL FUND

	FST Capital Shares
	Fiscal Years Ended August 31,						Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012		2011		2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—[i]	—	[i]	—	[i]	— [i]	0.001 [h]	0.023
Distributions from net investment income[k]	—[i]	—	[i]	—	[i]	— [i]	(0.001)[h]	(0.023)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%		0.01%	0.12%	2.33%
Net assets, end of period (in 000s)	$62,058	$71,459		$80,713		$72,407	$157,721	$36,379
Ratio of net expenses to average net assets	0.14%	0.12%		0.18%		0.24%	0.36%[a]	0.36%
Ratio of net investment income to average net assets	—[j]	—	[j]	—	[j]	(0.01)%	0.09%[a]	1.99%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%		0.38%		0.37%	0.39%[a]	0.39%

See page 91 for all footnotes.

89

TAX-FREE MONEY MARKET FUND

	FST Capital Shares
	Fiscal Years Ended August 31,				Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012	2011	2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—[i]	— [i]	— [i]	— [i]	0.002	0.018
Distributions from net investment income[k]	—[i]	— [i]	— [i]	— [i]	(0.002)	(0.018)[f]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.02%	0.03%	0.15%	1.84%
Net assets, end of period (in 000s)	$3,511	$11,793	$4,945	$10,406	$162,752	$294,058
Ratio of net expenses to average net assets	0.16%	0.18%	0.26%	0.30%	0.36%[a]	0.33%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.02%	0.24%[a]	1.84%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.38%	0.38%	0.38%	0.37%	0.41%[a]	0.39%

See page 91 for all footnotes.

90

APPENDIX B

Footnotes:

^	The Fund changed its fiscal year end from December 31 to August 31.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.
d	Net investment income and distributions from net investment income contains $0.0008 and $(0.0008) and $0.002 and $(0.002) of realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
e	Net investment income and distributions from net investment income contains $0.0005 and $(0.0005), and $0.001 and $(0.001) of realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008.
f	Amount includes $0.0001 of distributions from net realized gains for the fiscal year ended December 31, 2008.
g	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.
h	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002) and $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
i	Amount is less than $0.0005 per share.
j	Amount is less than 0.005% of average net assets.
k	Distributions may not coincide with the current year net investment income or net realized gains as distributions maybe paid from current or prior year earnings.
l	Amount is less than 0.005%.

91

Financial Square Funds

Prospectus (FST Capital Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSCAPPRO13

The Fund’s investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is  a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Service

Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: FBSXX

¢	Money Market Fund: FSVXX

¢	Treasury Obligations Fund: FYAXX

¢	Treasury Instruments Fund: FYSXX

¢	Government Fund: FOSXX

¢	Federal Fund: FVSXX

¢	Tax-Free Money Market Fund: FESXX

¢	Tax-Exempt California Fund: ICSXX

¢	Tax-Exempt New York Fund: IYSXX

1	Prime Obligations Fund – Summary

6	Money Market Fund – Summary

11	Treasury Obligations Fund – Summary

15	Treasury Instruments Fund – Summary

19	Government Fund – Summary

23	Federal Fund – Summary

27	Tax-Free Money Market Fund – Summary

32	Tax-Exempt California Fund – Summary

37	Tax-Exempt New York Fund – Summary

42	Financial Square Funds – Additional Summary Information

43	Investment Management Approach

57	Risks of the Funds

63	Service Providers

68	Distributions

70	Shareholder Guide

70 How To Buy Shares

77 How To Sell Shares

84	Taxation

87	Appendix A Additional Information on the Funds

100	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.68%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$69	$228	$401	$902

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.20% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 1/8/92)	0.01%	0.44%	1.52%	2.89%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.68%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$69	$228	$401	$902

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.20% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 7/14/95)	0.01%	0.46%	1.53%	2.76%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$72	$230	$403	$904

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.16% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 10/15/91)	0.01%	0.24%	1.33%	2.74%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$72	$230	$403	$904

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.10% Worst Quarter Q4 ‘110.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/5/97)	0.00%	0.22%	1.24%	2.17%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.68%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$69	$228	$401	$902

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.18% Worst Quarter Q3 ‘110.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 5/16/95)	0.01%	0.41%	1.48%	2.71%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$72	$230	$403	$904

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06+1.15% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 3/25/97)	0.01%	0.40%	1.45%	2.41%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.52%
Service Fees	0.25%
Shareholder Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.68%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$69	$228	$401	$902

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year for up to the last ten years (with respect to the bar chart); and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.78% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 9/23/94)	0.01%	0.31%	1.00%	1.74%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Tax-Exempt California Fund—Summary

Investment Objective

The Tax-Exempt California Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from California personal income tax by investing in obligations the interest on which is exempt from these taxes (“California Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt California Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.35%
Other Expenses	0.46%
Service Fees	0.25%
Shareholder Administration Fees	0.15%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.81%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$83	$259	$450	$1,002

Principal Strategy

The Fund pursues its investment objective any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	California Risk. The Fund intends to invest primarily in California Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If California or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations continue to experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.
¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.72% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 9/15/97)	0.02%	0.25%	0.89%	1.27%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Tax-Exempt New York Fund—Summary

Investment Objective

The Tax-Exempt New York Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from New York State and New York City personal income taxes by investing in obligations the interest on which is exempt from these taxes (“New York Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt New York Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.35%
Other Expenses	0.47%
Service Fees	0.25%
Shareholder Administration Fees	0.15%
All Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.82%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares of the Fund for the time periods indicated and then redeem all of your FST Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$84	$262	$455	$1,014

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

¢	New York Risk. The Fund intends to invest primarily in New York Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If New York or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of New York Obligations may experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year to year; and (b) the average annual total returns of the Fund’s FST Service Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.73% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 9/15/97)	0.01%	0.28%	0.91%	1.34%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 42 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 42 of this Prospectus.

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Service Shares may be purchased only through institutions that have agreed to provide shareholder administration and personal and account maintenance services to their customers who are the beneficial owners of FST Service Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Service Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Service Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

Investment Management Approach

INVESTMENT OBJECTIVES

Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds:  The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Tax-Exempt California and Tax-Exempt New York Funds:  The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in California Obligations and New York Obligations, respectively.

The investment objective of each Fund (except the Tax-Exempt California and Tax-Exempt New York Funds’ objectives of providing shareholders with income exempt from California State and New York State and New York City personal income tax, respectively) cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25%

of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

INVESTMENT MANAGEMENT APPROACH

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

Tax-Exempt California Fund

The Tax-Exempt California Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the “AMT”. In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not California Obligations when acceptable California Obligations are not available or when market conditions dictate a defensive posture.

Tax-Exempt New York Fund

The Tax-Exempt New York Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not New York Obligations when acceptable New York Obligations are not available or when market conditions dictate a defensive posture.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Funds: Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds.
¢

The Investors:  The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular

INVESTMENT MANAGEMENT APPROACH

state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.

¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer with these exceptions: (a) the Tax-Exempt California and Tax-Exempt New York Funds may each invest up to 25% of their total assets in five or fewer issuers; and (b) each of the other Funds may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). Each of the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

INVESTMENT MANAGEMENT APPROACH

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Tax-Exempt California				¢ Tax-exempt only

Tax-Exempt New York				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 56 for all footnotes.

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Tax-Exempt California	¢ At least 80% of net assets in tax-exempt municipal obligations and at least 80% of net assets in California obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Tax-Exempt New York	¢ At least 80% of net assets in tax-exempt municipal obligations and at least 80% of net assets in New York obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 56 for all footnotes.

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous

¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and California State

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal, New York State and New York City

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risks

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund

Banking Industry	•	✓

California or New York								✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓	✓	✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓	✓	✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓	✓	✓

Tax							✓	✓	✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	California or New York Risks—The Tax-Exempt California and Tax-Exempt New York Funds intend to invest primarily in California Obligations and New York Obligations, respectively. The investments of these Funds are, therefore, affected by political and economic developments within these states, and by the financial condition of these states, their public authorities and political sub-divisions. If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations and New York Obligations continue to experience, or may experience, difficulties in the current economic and political environment. The Tax-Exempt California and Tax-Exempt New York Funds are classified as “non-diversified” for regulatory purposes. See Appendix A in this Prospectus for more information concerning the risks of investing in California and New York.
¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢

Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, foreign taxes, confiscations, expropriation and

RISKS OF THE FUNDS

other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

¢	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢

Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private

RISKS OF THE FUNDS

enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment. In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢

Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of a Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends (in the case of the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds) and state tax-exempt dividends (in the case of the Tax-Exempt California and Tax-Exempt New York Funds). These

Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

¢	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations
200 West Street	Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Government
Federal
Tax-Free Money Market
Tax-Exempt California
Tax-Exempt New York

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately

$767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%
Tax-Exempt California	0.35%	0.10%
Tax-Exempt New York	0.35%	0.08%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

SERVICE PROVIDERS

The Investment Adviser has agreed to reduce or limit each Fund’s (with the exception of Tax-Exempt California and Tax-Exempt New York Funds) “Other Expenses” (excluding acquired fund fees and expenses, service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. The Investment Adviser has agreed to reduce or limit each of the Tax-Exempt California and Tax-Exempt New York Funds’ “Total Annual Fund Operating Expenses” (excluding acquired fund fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification shareholder meeting costs and other extraordinary expenses) equal on an annualized basis to 0.434% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a

SERVICE PROVIDERS

long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.
Tax-Exempt California	4:00 p.m.
Tax-Exempt New York	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net

DISTRIBUTIONS

short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Service Shares (“Service Shares”).

HOW TO BUY SHARES

How Can I Purchase Service Shares Of The Funds?

Generally, Service Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Service Shares directly from the Fund. Customers of an Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Service Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

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What Should I Know When I Purchase Shares Through an Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Service Shares:

¢	Personal and account maintenance services
¢	Provide facilities to answer inquiries and respond to correspondence
¢	Act as liaison between the Authorized Institution’s customers and the Goldman Sachs Trust (the “Trust”)
¢	Assist customers in completing application forms, selecting dividend and other options, and similar services
¢	Shareholder administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, may designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to service plans and separate shareholder administration plans adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payments for their services from the Trust. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.15% (annualized) (for the Tax-Exempt California and Tax-Exempt New York Funds) or 0.25% (annualized) (for all other Funds) for shareholder administration services of the average daily net assets of the Service Shares of the Fund that are attributable to or held in the name of an Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and shareholder administration fees.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the service fees and shareholder administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institution’s registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Service Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which a Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

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In addition to Service Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), and are entitled to different services. Information regarding these other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Service Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Service Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Service Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may

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not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Service Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Service Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal, Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.

¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal

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Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Exempt California and Tax-Exempt New York Funds:
¢ By 1:00 p.m. Eastern Time
Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Service Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through an Authorized Institution?” A redemption may also be made with respect to certain Funds by means of the check writing redemption privilege, described in the SAI.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not

SHAREHOLDER GUIDE

employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Exempt California and Tax-Exempt New York Funds:
¢ By 12:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

Redemption Request Received	Redemption Proceeds	Dividends
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

¢	Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of each of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.
¢	If you are selling shares you recently paid for by check or purchased by Automated Clearing House (“ACH”), the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.

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¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

¢	Charge an additional fee in the event a redemption is made via wire transfer.

None the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Service Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.

SHAREHOLDER GUIDE

¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	A Medallion signature guarantee may be required.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Service Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Service Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to the shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were

TAXATION

paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund, Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other

APPENDIX A

issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.

Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and

APPENDIX A

limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may

APPENDIX A

become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian

APPENDIX A

or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding

397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is

APPENDIX A

liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Risks and Policies Applicable to the Tax-Exempt Funds:

Fundamental Policies.  As a matter of fundamental policy, at least 80% of the net assets of the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental policy, at least 80% of the Tax-Exempt California and Tax-Exempt New York Funds’ net assets will be invested in California and New York municipal obligations, respectively, except in extraordinary circumstances.

For these purposes, California and New York municipal obligations are obligations issued by or on behalf of the State of California or the State of New York, respectively, and their respective political subdivisions, agencies and instrumentalities and the government of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax or New York State and New York City personal income tax. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Funds, in municipal obligations that are not California or New York municipal obligations, respectively, when acceptable California and New York municipal obligations are not available or when the Investment Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Tax-Exempt California and Tax-Exempt New York Funds’ distributions of interest from municipal obligations other than California and New York municipal obligations, respectively, may be subject to California and New York State and New York City personal income taxes. In addition, dividends paid by the Funds may be subject to state corporate franchise and corporate income taxes, if applicable.

Risks of Investing in California and New York:  The Tax-Exempt California and Tax-Exempt New York Funds concentrate their investments in California and New York municipal obligations, respectively. Consequently, these Funds are more susceptible to factors adversely affecting issuers of California and New York municipal obligations, and may be riskier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

The Tax-Exempt California Fund’s investments can be affected by political and economic developments within the State of California (“California”), and by the financial condition of California’s public authorities and political subdivisions. California voters in the past have approved amendments to the California Constitution and other measures that limit the taxing and spending authority of California government entities, and future initiatives could result in adverse consequences affecting California municipal obligations. In part as a result of such initiatives, both the state and local governments in California face fiscal difficulties in varying degrees.

These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

The Tax-Exempt New York Fund’s investments will be affected by political and economic developments within the State of New York (the “State”), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the “City”). Certain substantial issuers of New York municipal obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal obligations and hurt the Fund’s

APPENDIX A

investment performance. However, strong demand for New York municipal obligations has also at times had the effect of permitting New York municipal obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York municipal obligations. The occurrence of any such default could materially affect adversely the market values and marketability of all New York municipal obligations and, consequently, the value of the Fund’s holdings. These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of New York municipal obligations. A more detailed discussion of the risks of investing in New York is included in the SAI.

If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Funds is a diversified fund under the Investment Company Act (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Funds may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

In addition to the risk of nonpayment of California or New York municipal obligations, if any of those obligations declines in quality and is downgraded by an NRSRO, it may become ineligible for purchase by the Funds. Since there are large numbers of buyers of these instruments, the supply of California or New York municipal obligations that are eligible for purchase by the Funds could become inadequate at certain times.

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Service Shares
	Fiscal Years Ended August 31,					Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012		2011	2010
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	—	—	[k]	— [k]	— [k]	0.001	0.021 [c]
Distributions from net investment income[j]	—	—	[k]	— [k]	— [k]	(0.001)	(0.021)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.01%	0.06%	2.13%
Net assets, end of period (in 000’s)	$767,593	$764,803		$762,833	$757,826	$873,287	$1,398,311
Ratio of net expenses to average net assets	0.24%	0.29%		0.27%	0.29%	0.63%[a]	0.69%
Ratio of net investment income to average net assets	—	—	[h]	0.01%	(0.01)%	0.12%[a]	2.19%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%		0.73%	0.73%	0.78%[a]	0.74%

See page 109 for all footnotes.

APPENDIX B

MONEY MARKET FUND

	FST Service Shares
	Fiscal Years Ended August 31,						Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011		2010
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income	—	— [k]	—	[k]	—	k	0.001 [g]	0.022
Distributions from net investment income[j]	—	— [k]	—	[k]	—	k	(0.001)[g]	(0.022)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%		0.01%		0.11%	2.19%
Net assets, end of period (in 000’s)	$40,544	$24,931	$148,341		$173,360		$472,480	$559,707
Ratio of net expenses to average net assets	0.28%	0.34%	0.31%		0.29%		0.62%[a]	0.69%
Ratio of net investment income to average net assets	—	0.01%	—	[h]	(0.02)%		0.15%[a]	2.24%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%	0.73%		0.73%		0.76%[a]	0.74%

See page 109 for all footnotes.

TREASURY OBLIGATIONS FUND

	FST Service Shares
	Fiscal Years Ended August 31,					Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012		2011	2010
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	—	—	[k]	— [k]	— [k]	— [k]	0.012
Distributions from net investment income[j]	—	—	[k]	— [k]	— [k]	— [k]	(0.012)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.01%	0.01%	1.17%
Net assets, end of period (in 000’s)	$1,061,790	$1,025,286		$1,318,792	$1,232,186	$1,058,820	$1,357,797
Ratio of net expenses to average net assets	0.14%	0.12%		0.15%	0.21%	0.41%[a]	0.67%
Ratio of net investment income to average net assets	0.01%	—	[h]	0.01%	(0.02)%	(0.12)%[a]	1.17%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%		0.73%	0.72%	0.73%[a]	0.74%

See page 109 for all footnotes.

APPENDIX B

TREASURY INSTRUMENTS FUND

	FST Service Shares
	Fiscal Years Ended August 31,						Period Ended August 31, 2009^	Fiscal Year Ended December 31 2008
	2013	2012		2011		2010
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—	—	[k]	—	[k]	— [k]	— [d,k]	0.011 [d]
Distributions from net investment income[j]	—	—	[k]	—	[k]	— [k]	— [d,k]	(0.011)[d]

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	—	—[h]		0.01%		0.01%	0.01%	1.09%
Net assets, end of period (in 000’s)	$185,658	$298,413		$298,809		$297,319	$234,595	$612,105
Ratio of net expenses to average net assets	0.10%	0.07%		0.11%		0.14%	0.35%[a]	0.69%
Ratio of net investment income to average net assets	—	—	[h]	—	[h]	(0.01)%	(0.11)%[a]	0.84%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%		0.73%		0.73%	0.73%[a]	0.74%

See page 109 for all footnotes.

GOVERNMENT FUND

	FST Service Shares
	Fiscal Years Ended August 31,					Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011		2010
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—	— [k]	—	[k]	— [k]	0.001 [e]	0.020 [e]
Distributions from net investment income[j]	—	— [k]	—	[k]	— [k]	(0.001)[e]	(0.020)[e]

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return[b]	0.01%	0.01%	0.01%		0.01%	0.05%	2.00%

Net assets, end of period (in 000’s)	$260,856	$374,051	$478,866		$377,138	$505,564	$676,581
Ratio of net expenses to average net assets	0.20%	0.20%	0.21%		0.25%	0.58%[a]	0.69%
Ratio of net investment income to average net assets	—	0.01%	—	[h]	(0.02)%	(0.01)%[a]	1.85%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%	0.73%		0.73%	0.74%[a]	0.74%

See page 109 for all footnotes.

APPENDIX B

FEDERAL FUND

	FST Service Shares
	Fiscal Years Ended August 31,						Period Ended August 31, 2009^		Fiscal Year Ended December 31, 2008
	2013	2012		2011		2010
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Net investment income	—	—	[k]	—	[k]	— [k]	—	[i,k]	0.020 [i]
Distributions from net investment income[j]	—	—	[k]	—	[k]	— [k]	—	[i,k]	(0.020)[i]

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00		$1.00

Total return[b]	0.01%	0.01%		0.01%		0.01%	0.02%		1.97%
Net assets, end of period (in 000’s)	$508,699	$603,587		$739,254		$774,348	$887,368		$1,331,954
Ratio of net expenses to average net assets	0.14%	0.12%		0.18%		0.24%	0.53%[a]		0.71%
Ratio of net investment income to average net assets	—	—	[h]	—	[h]	(0.01)%	—	[a,h]	1.88%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%		0.73%		0.73%	0.74%[a]		0.74%

See page 109 for all footnotes.

TAX-FREE MONEY MARKET FUND

	FST Service Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	— [k]	— [k]	— [k]	— [k]	0.015
Distributions from net investment income[j]	—	— [k]	— [k]	— [k]	— [k]	(0.015)[f]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.02%	0.02%	0.01%	1.49%
Net assets, end of period (in 000’s)	$16,214	$29,450	$30,063	$44,690	$71,451	$280,303
Ratio of net expenses to average net assets	0.16%	0.18%	0.27%	0.31%	0.61%[a]	0.68%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.01%	0.03%[a]	1.52%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%	0.73%	0.73%	0.76%[a]	0.74%

See page 109 for all footnotes.

APPENDIX B

TAX-EXEMPT CALIFORNIA FUND

	FST Service Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	— [k]	— [k]	— [k]	— [k]	0.012
Distributions from net investment income[j]	—	— [k]	— [k]	— [k]	— [k]	(0.012)*

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.02%	0.01%	0.01%	0.01%	0.01%	1.21%
Net assets, end of period (in 000s)	$2	$2	$2	$2	$2	$445
Ratio of net expenses to average net assets	0.15%	0.15%	0.24%	0.30%	0.52%[a]	0.82%
Ratio of net investment income to average net assets	0.23%	0.23%	0.11%	0.04%	0.01%[a]	0.72%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.81%	0.88%	0.90%	0.86%	0.89%[a]	0.86%

*	Amount includes $0.00021 of distributions from net realized gains for the fiscal year ended December 31, 2008.

See page 109 for all other footnotes.

TAX-EXEMPT NEW YORK FUND

	FST Service Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	— [k]	— [k]	— [k]	— [k]	0.013
Distributions from net investment income[j]	—	— [k]	— [k]	— [k]	— [k]	(0.013)*

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.03%	0.03%	0.01%	1.30%
Net assets, end of period (in 000s)	$1	$1	$1	$1	$76	$76
Ratio of net expenses to average net assets	0.14%	0.16%	0.22%	0.30%	0.47%[a]	0.84%
Ratio of net investment income to average net assets	0.50%	0.50%	0.28%	0.01%	0.02%[a]	1.41%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.82%	0.92%	0.95%	0.86%	0.89%[a]	0.87%

*	Amount includes $0.0003 of distributions from net realized gains for the fiscal year ended December 31, 2008.

See page 109 for all other footnotes.

APPENDIX B

Footnotes:

^	The Fund changed its fiscal year end from December 31 to August 31.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.
d	Net investment income and distributions from net investment income contains $0.0008 and $(0.0008) and $0.002 and $(0.002) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
e	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
f	Amount includes $0.0001 of distributions from net realized gains for the fiscal year ended December 31, 2008.
g	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.
h	Amount is less than 0.005% of average net assets.
i	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
j	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
k	Amount is less than $0.0005 per share.
l	Amount is less than 0.005%.

Financial Square Funds

Prospectus (FST Service Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSSVCPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Preferred

Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: GPPXX

¢	Money Market Fund: GPMXX

¢	Treasury Obligations Fund: GPOXX

¢	Treasury Instruments Fund: GPIXX

¢	Government Fund: GPGXX

¢	Federal Fund: GPFXX

¢	Tax-Free Money Market Fund: GPTXX

1	Prime Obligations Fund – Summary

6	Money Market Fund – Summary

11	Treasury Obligations Fund – Summary

15	Treasury Instruments Fund – Summary

19	Government Fund – Summary

23	Federal Fund – Summary

27	Tax-Free Money Market Fund – Summary

32	Financial Square Funds – Additional Summary Information

33	Investment Management Approach

45	Risks of the Funds

51	Service Providers

55	Distributions

57	Shareholder Guide

57 How to Buy Shares

64 How to Sell Shares

70	Taxation

72	Appendix A Additional Information on the Funds

83	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.28%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

1

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$29	$101	$180	$413

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

2

Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

3

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.30% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/1/96)	0.02%	0.57%	1.79%	2.95%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

4

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

5

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.28%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of

6

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$29	$101	$180	$413

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate

7

rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

8

¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.30% Worst Quarter Q1 ‘10 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/1/96)	0.07%	0.61%	1.81%	2.97%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

9

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

10

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

11

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$31	$103	$182	$415

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

12

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in

13

effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.26% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/1/96)	0.01%	0.33%	1.57%	2.75%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

14

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

15

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$31	$103	$182	$415

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or on default any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

16

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown.

17

Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.20% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/30/97)	0.00%	0.31%	1.48%	2.44%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

18

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.28%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

19

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$29	$101	$180	$413

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

20

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares.

21

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.28% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/1/96)	0.01%	0.53%	1.74%	2.89%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

22

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.30%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

23

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$31	$101	$182	$415

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a

24

credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in

25

effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.25% Worst Quarter Q1 ’12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/30/97)	0.01%	0.51%	1.70%	2.69%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

26

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.12%
Administration Fees	0.10%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.33%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.28%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Preferred Shares of the Fund for the time periods indicated and then redeem all of your FST Preferred Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

27

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Preferred Shares	$29	$101	$180	$413

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector,

28

an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the

29

Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Preferred Shares from year to year; and (b) the average annual total returns of the Fund’s FST Preferred Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Preferred Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.87% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Preferred Shares (Inception 5/1/96)	0.01%	0.43%	1.27%	1.92%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

30

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

31

Financial Square Funds – Additional

Summary Information

Buying and Selling Fund Shares

Generally, FST Preferred Shares may be purchased only through institutions that have agreed to provide certain administration services to their customers who are the beneficial owners of FST Preferred Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Preferred Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Preferred Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

32

Investment Management Approach

INVESTMENT OBJECTIVE

Each Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

33

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

34

INVESTMENT MANAGEMENT APPROACH

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

35

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.
3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;

36

INVESTMENT MANAGEMENT APPROACH

¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Fund: Tax-Free Money Market Fund.
¢	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.

37

¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary are applicable only to the time period covered by the bar chart.

38

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

39

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

41

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

42

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous

¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

44

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

Banking Industry	•	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓

Tax							✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking

45

industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢	Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
¢	Geographic and Sector Risk—If the Tax-Free Money Market Fund invests a significant portion of its total assets in certain issuers within the same state, geographic sector or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
¢

Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield

46

RISKS OF THE FUNDS

to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢

Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from

47

adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢

Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment

48

RISKS OF THE FUNDS

obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.
¢

U.S. Government Securities Risk—The risk that the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating

49

under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

50

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations
200 West Street	Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Government
Federal
Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

51

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

52

SERVICE PROVIDERS

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit

53

default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

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Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Preferred Shares (“Preferred Shares”).

HOW TO BUY SHARES

How Can I Purchase Preferred Shares Of The Funds?

Generally, Preferred Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Preferred Shares directly from the Fund. Customers of an Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Preferred Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

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What Should I Know When I Purchase Shares Through an Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Preferred Shares:

¢	Administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of Goldman Sachs Trust (the “Trust”), purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, may designate other financial intermediaries to accept such orders. In these cases:

¢	The Funds will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution or other financial intermediary on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust.

Pursuant to a preferred administration plan adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payments for their services from the Trust of up to 0.10% (annualized) of the average daily net assets of the Preferred Shares of the Fund that are attributable to or held in the name of the Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs

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sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Preferred Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Preferred Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), and are entitled to different services. Information regarding these other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Preferred Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Preferred Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Preferred Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

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¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for

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any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Preferred Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Preferred Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

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Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

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If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Preferred Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know About Purchasing Shares Through an Authorized Institution?” A redemption may also be made with respect to certain Funds by means of the check writing redemption privilege described in the SAI.

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SHAREHOLDER GUIDE

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in

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an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

¢

Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal

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Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of or your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢

Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts

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with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Preferred Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.

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¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Preferred Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Preferred Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to the shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

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TAXATION

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

71

Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government,

72

APPENDIX A

including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct

73

U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

74

APPENDIX A

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility,

75

in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more

76

APPENDIX A

sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

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Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

78

APPENDIX A

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or

79

interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity

80

APPENDIX A

supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

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Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Policy Applicable to the Tax-Free Money Market Fund—Fundamental Policy.  As a matter of fundamental policy, at least 80% of the Net Assets of the Tax-Free Money Market Fund will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Fund may temporarily invest in taxable money market instruments when the Investment Adviser believes that market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Fund. In addition, dividends paid by the Fund may be subject to state corporate franchise and corporate income taxes, if applicable.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Preferred Shares
	Fiscal Years Ended August 31				Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [h]	— [h]	— [h]	— [h]	0.003	0.025 [c]
Distributions from net investment income[k]	— [h]	— [h]	— [h]	— [h]	(0.003)	(0.025)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.02%	0.02%	0.04%	0.25%	2.54%
Net assets, end of period (in 000’s)	$227,037	$206,707	$406,827	$350,484	$1,226,201	$1,385,336
Ratio of net expenses to average net assets	0.24%	0.27%	0.26%	0.26%	0.33%[a]	0.29%
Ratio of net investment income to average net assets	—%	0.02%	0.02%	0.01%	0.40%[a]	2.55%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%	0.33%	0.33%	0.33%	0.38%[a]	0.34%

See page 90 for all footnotes.

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MONEY MARKET FUND

	FST Preferred Shares
	Fiscal Years Ended August 31				Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [h]	0.001	— [h]	— [h]	0.003 [g]	0.026
Distributions from net investment income[k]	— [h]	(0.001)	— [h]	— [h]	(0.003)[g]	(0.026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.02%	0.07%	0.04%	0.04%	0.32%	2.60%
Net assets, end of period (in 000’s)	$44,177	$34,142	$57,885	$97,072	$87,673	$87,841
Ratio of net expenses to average net assets	0.27%	0.28%	0.28%	0.27%	0.31%[a]	0.29%
Ratio of net investment income to average net assets	0.02%	0.07%	0.04%	0.03%	0.46%[a]	2.75%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%	0.33%	0.33%	0.33%	0.36%[a]	0.34%

See page 90 for all footnotes.

84

APPENDIX B

TREASURY OBLIGATIONS FUND

	FST Preferred Shares
	Fiscal Years Ended August 31					Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013	2012		2011	2010
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	— [h]	—	[h]	— [h]	— [h]	0.001	0.015
Distributions from net investment income[k]	— [h]	—	[h]	— [h]	— [h]	(0.001)	(0.015)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.01%	0.08%	1.54%
Net assets, end of period (in 000’s)	$146,636	$95,065		$141,554	$206,610	$304,897	$246,788
Ratio of net expenses to average net assets	0.14%	0.12%		0.15%	0.21%	0.29%[a]	0.31%
Ratio of net investment income to average net assets	0.01%	—	[f]	0.01%	(0.03)%	(0.02)%[a]	1.46%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%	0.33%		0.33%	0.32%	0.33%[a]	0.34%

See page 90 for all footnotes.

85

TREASURY INSTRUMENTS FUND

	FST Preferred Shares
	Fiscal Years Ended August 31							Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—	[h]	—	[h]	—	[h]	— [h]	0.001 [d]	0.015 [d]
Distributions from net investment income[k]	—	[h]	—	[h]	—	[h]	— [h]	(0.001)[d]	(0.015)[d]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	—%		—	[l]	0.01%		0.01%	0.05%	1.47%
Net assets, end of period (in 000’s)	$110,400		$156,016		$193,741		$309,220	$321,168	$356,612
Ratio of net expenses to average net assets	0.10%		0.07%		0.11%		0.14%	0.27%[a]	0.31%
Ratio of net investment income to average net assets	—	[f]	—	[f]	—	[f]	(0.02)%	(0.04)%[a]	1.15%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%		0.33%		0.33%		0.33%	0.33%[a]	0.34%

See page 90 for all footnotes.

86

APPENDIX B

GOVERNMENT FUND

	FST Preferred Shares
	Fiscal Years Ended August 31						Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013		2012	2011		2010
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—	[h]	— [h]	—	[h]	— [h]	0.002 [e]	0.024 [e]
Distributions from net investment income[k]	—	[h]	— [h]	—	[h]	— [h]	(0.002)[e]	(0.024)[e]

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%	0.01%		0.02%	0.22%	2.41%
Net assets, end of period (in 000’s)	$305,546		$546,452	$652,225		$783,466	$873,242	$1,022,324
Ratio of net expenses to average net assets	0.21%		0.20%	0.22%		0.25%	0.29%[a]	0.29%
Ratio of net investment income to average net assets	—	[f]	0.01%	—	[f]	(0.01)%	0.26%[a]	2.28%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%		0.33%	0.33%		0.33%	0.34%[a]	0.34%

See page 90 for all footnotes.

87

FEDERAL FUND

	FST Preferred Shares
	Fiscal Years Ended August 31							Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—	[h]	—	[h]	—	[h]	— [h]	0.002 [i]	0.024 [i]
Distributions from net investment income[k]	—	[h]	—	[h]	—	[h]	— [h]	(0.002)[i]	(0.024)[i]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%		0.01%		0.01%	0.15%	2.38%
Net assets, end of period (in 000’s)	$53,020		$60,660		$269,893		$285,291	$511,911	$491,371
Ratio of net expenses to average net assets	0.14%		0.12%		0.18%		0.24%	0.31%[a]	0.31%
Ratio of net investment income to average net assets	—	[f]	—	[f]	—	[f]	(0.01)%	0.19%[a]	2.32%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%		0.33%		0.33%		0.33%	0.34%[a]	0.34%

See page 90 for all footnotes.

88

APPENDIX B

TAX-FREE MONEY MARKET FUND

	FST Preferred Shares
	Fiscal Years Ended August 31				Period Ended August 31, 2009∧	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	1.00	$1.00	$1.00	$1.00

Net investment income	— [h]	— [h]	— [h]	0.001	0.002	0.019
Distributions from net investment income[k]	— [h]	— [h]	— [h]	(0.001)	(0.002)	(0.019)[j]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.03%	0.06%	0.18%	1.89%
Net assets, end of period (in 000’s)	$19,349	$22,477	$24,222	$42,240	$45,223	$82,211
Ratio of net expenses to average net assets	0.16%	0.18%	0.25%	0.28%	0.31%[a]	0.28%
Ratio of net investment income to average net assets	0.01%	0.01%	0.02%	0.04%	0.30%[a]	1.87%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.33%	0.33%	0.33%	0.33%	0.36%[a]	0.34%

See page 90 for all footnotes.

89

Footnotes:

∧	The Fund changed its fiscal year end from December 31 to August 31.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.
d	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008) and $0.002 and $(0.002) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
e	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
f	Amount is less than 0.005% of average net assets.
g	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.
h	Amount is less than $0.0005 per share.
i	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
j	Amount includes $0.0001 of distributions from net realized gains for the fiscal year ended December 31, 2008.
k	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
l	Amount is less than 0.005%.

90

Financial Square Funds

Prospectus (FST Preferred Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Fund may be found at www.gsamfunds.com/announcements-ind for individual investors, or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSPREFPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Select Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: GSPXX

¢	Money Market Fund: GSMXX

¢	Treasury Obligations Fund: GSOXX

¢	Treasury Instruments Fund: GSIXX

¢	Government Fund: GSGXX

¢	Federal Fund: GSFXX

¢	Tax-Free Money Market Fund: GSTXX

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

10	Treasury Obligations Fund – Summary

14	Treasury Instruments Fund – Summary

18	Government Fund – Summary

22	Federal Fund – Summary

26	Tax-Free Money Market Fund – Summary

31	Financial Square Funds – Additional Summary Information

32	Investment Management Approach

45	Risks of the Funds

51	Service Providers

56	Distributions

58	Shareholder Guide

58 How to Buy Shares

65 How to Sell Shares

72	Taxation

74	Appendix A Additional Information on the Funds

85	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.21%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

1

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$22	$79	$141	$326

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

2

Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to

3

year; and (b) the average annual total returns of the Fund’s FST Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.02%. Best Quarter Q3 ‘07 +1.32% Worst Quarter Q1 ‘10 +0.01%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.09%	0.63%	1.86%	2.34%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.21%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

5

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$22	$79	$141	$326

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

6

¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is

7

not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to year; and (b) the average annual total returns of the Fund’s FST Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.05%. Best Quarter Q3 ‘07 +1.32% Worst Quarter Q1 ‘10 +0.01%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.14%	0.68%	1.88%	2.36%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

8

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

9

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.23%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

10

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$24	$81	$143	$328

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

11

Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to year; and (b) the average annual total returns of the Fund’s FST Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

12

the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.28% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.01%	0.35%	1.62%	2.11%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

13

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.23%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

14

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$24	$81	$143	$328

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a

15

credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to year; and (b) the average annual total returns of the Fund’s FST Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

16

the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.22% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.00%	0.33%	1.53%	2.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

17

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.21%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

18

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$22	$79	$141	$326

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

19

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to year; and (b) the average annual total returns of the Fund’s FST Select Shares. The

20

Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.29% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.02%	0.57%	1.80%	2.28%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

21

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.23%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

22

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$24	$81	$143	$328

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing

23

an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to year; and (b) the average annual total returns of the Fund’s FST Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

24

buyers. An inability to sell one or more portfolio positions, or selling such positions at the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.27% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.01%	0.53%	1.75%	2.23%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

25

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.05%
Administration Fees	0.03%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.21%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Select Shares of the Fund for the time periods indicated and then redeem all of your FST Select Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and

26

that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Select Shares	$22	$79	$141	$326

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or

27

sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment

28

Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Select Shares from year to year; and (b) the average annual total returns of the Fund’s FST Select Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Select Shares for the 9-month period ended September 30, 2013 was 0.01%. Best Quarter Q2 ‘07 +0.90% Worst Quarter Q3 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Select Shares (Inception 1/31/00)	0.02%	0.48%	1.33%	1.60%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

29

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 31 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 31 of this Prospectus.

30

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Select Shares may be purchased only through institutions that have agreed to provide certain administration services to their customers who are the beneficial owners of FST Select Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Select Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Select Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

31

Investment Management Approach

INVESTMENT OBJECTIVE

Each Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

32

INVESTMENT MANAGEMENT APPROACH

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

33

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

34

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;

35

¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Fund: Tax-Free Money Market Fund.
¢	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.

36

INVESTMENT MANAGEMENT APPROACH

¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary are applicable only to the time period covered by the bar chart.

37

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

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Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

41

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

42

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous

¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

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Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

Banking Industry	•	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓

Tax							✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and

45

regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market Fund, this includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢	Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
¢	Geographic and Sector Risk—If the Tax-Free Money Market Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

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RISKS OF THE FUNDS

¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

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Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢	Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

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RISKS OF THE FUNDS

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.
¢

U.S. Government Securities Risk—The risk that the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to

49

continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Government Federal
Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

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Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of

52

SERVICE PROVIDERS

each Fund’s average daily net assets. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an

53

investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a

54

SERVICE PROVIDERS

global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

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DISTRIBUTIONS

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Select Shares (“Select Shares”).

HOW TO BUY SHARES

How Can I Purchase Select Shares Of The Funds?

Generally, Select Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Select Shares directly from the Fund. Customers of an Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Select Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms; (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g. cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

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SHAREHOLDER GUIDE

What Should I Know When I Purchase Shares Through An Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Select Shares:

¢	Administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of Goldman Sachs Trust (the “Trust”), purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, may designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution directly to learn whether it is authorized to accept orders for the Trust.

Pursuant to a select plan adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payments for their services from the Trust of up to 0.03% (annualized) of the average daily net assets of the Select Shares of the Fund, that are attributable to or held in the name of the Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These waivers may be terminated or modified at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings;

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assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Select Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Select Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), and are entitled to different services. Information regarding these other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Select Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Select Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Select Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢

Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

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¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close

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an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Select Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Select Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed.

¢	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

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Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

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If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Select Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will redeem its shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through An Authorized Institution?” A redemption may also be made with respect to

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certain Funds by means of the check writing redemption privilege, described in the SAI.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).

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¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

¢

Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer

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than one day (or for longer than seven days in the case of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance or your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions and Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.

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¢	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Select Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

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You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Select Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Select Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to the

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shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

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TAXATION

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investor will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury

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and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other

75

issuers. The commercial paper that may be purchased by a Fund consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price.

76

APPENDIX A

Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and

77

limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and

78

APPENDIX A

unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may

79

become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality

80

APPENDIX A

involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a

81

custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding

82

APPENDIX A

397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is

83

liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Policy Applicable to the Tax-Free Money Market Fund—Fundamental Policy.  As a matter of fundamental policy, at least 80% of the Net Assets of the Tax-Free Money Market Fund will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Fund may temporarily invest in taxable money market instruments when the Investment Adviser believes that market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Fund. In addition, dividends paid by the Fund may be subject to state corporate franchise and corporate income taxes, if applicable.

84

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Select Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	0.001	0.001	0.001	0.003	0.026 [c]
Distributions from net investment income[j]	—	(0.001)	(0.001)	(0.001)	(0.003)	(0.026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.05%	0.09%	0.07%	0.09%	0.30%	2.61%
Net assets, end of period (in 000’s)	$212,468	$325,596	$151,663	$106,849	$99,249	$95,807
Ratio of net expenses to average net assets	0.21%	0.21%	0.21%	0.21%	0.26%[a]	0.22%
Ratio of net investment income to average net assets	0.04%	0.09%	0.07%	0.06%	0.48%[a]	2.77%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%	0.26%	0.31%[a]	0.27%

See page 92 for all footnotes.

85

MONEY MARKET FUND

	FST Select Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.001	0.001	0.001	0.004 [e]	0.026
Distributions from net investment income[j]	(0.001)	(0.001)	(0.001)	(0.001)	(0.004)[e]	(0.026)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.08%	0.14%	0.11%	0.10%	0.36%	2.67%
Net assets, end of period (in 000’s)	$178,080	$151,931	$212,150	$368,196	$42,778	$54,085
Ratio of net expenses to average net assets	0.21%	0.21%	0.21%	0.21%	0.24%[a]	0.22%
Ratio of net investment income to average net assets	0.08%	0.14%	0.10%	0.11%	0.60%[a]	2.80%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%	0.26%	0.29%[a]	0.27%

See page 92 for all footnotes.

86

APPENDIX B

TREASURY OBLIGATIONS FUND

	FST Select Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	— [k]	— [k]	— [k]	0.001	0.016
Distributions from net investment income[j]	—	— [k]	— [k]	— [k]	(0.001)	(0.016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.02%	0.12%	1.61%
Net assets, end of period (in 000’s)	$189,482	$152,228	$197,349	$199,595	$670,028	$32,927
Ratio of net expenses to average net assets	0.14%	0.12%	0.15%	0.21%	0.23%[a]	0.24%
Ratio of net investment income to average net assets	0.01%	—%[g]	0.01%	(0.03)%	(0.01)%[a]	0.42%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%	0.25%	0.26%[a]	0.27%

See page 92 for all footnotes.

87

TREASURY INSTRUMENTS FUND

	FST Select Shares
	Fiscal Years Ended August 31,					Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011		2010
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—	— [k]	—	[k]	— [k]	0.001 [d]	0.015 [d]
Distributions from net investment income[j]	—	— [k]	—	[k]	— [k]	(0.001)[d]	(0.015)[d]

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	—%	—%[l]	0.01%		0.01%	0.08%	1.54%
Net assets, end of period (in 000’s)	$224,452	$110,090	$139,086		$184,151	$173,590	$135,437
Ratio of net expenses to average net assets	0.10%	0.07%	0.11%		0.14%	0.23%[a]	0.24%
Ratio of net investment income to average net assets	—%	—%[g]	—	[g]	(0.02)%	—%[a,g]	1.01%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%		0.26%	0.26%[a]	0.27%

See page 92 for all footnotes.

88

APPENDIX B

GOVERNMENT FUND

	FST Select Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^		Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	—	— [k]	— [k]	0.001	0.003	[h]	0.025 [h]
Distributions from net investment income[j]	—	— [k]	— [k]	(0.001)	(0.003)[h]		(0.025)[h]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total return[b]	0.01%	0.01%	0.02%	0.05%	0.27%		2.48%
Net assets, end of period (in 000’s)	$145,992	$628,155	$474,953	$1,225,360	$2,218,312		$1,222,242
Ratio of net expenses to average net assets	0.20%	0.20%	0.20%	0.21%	0.22	%a	0.22%
Ratio of net investment income to average net assets	0.02%	0.01%	0.03%	0.03%	0.30%[a]		2.24%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%	0.26%	0.27%[a]		0.27%

See page 92 for all footnotes.

89

FEDERAL FUND

	FST Select Shares
	Fiscal Years Ended August 31,					Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011		2010
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—	— [k]	—	[k]	— [k]	0.002 [i]	0.024 [i]
Distributions from net investment income[j]	—	— [k]	—	[k]	— [k]	(0.002)[i]	(0.024)[i]

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%		0.02%	0.20%	2.45%
Net assets, end of period (in 000’s)	$127,241	$89,636	$74,182		$105,245	$256,463	$89,863
Ratio of net expenses to average net assets	0.14%	0.12%	0.18%		0.22%	0.24%[a]	0.24%
Ratio of net investment income to average net assets	—%	0.01%	—	[g]	0.01%	0.24%[a]	2.29%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%		0.25%	0.27%[a]	0.27%

See page 92 for all footnotes.

90

APPENDIX B

TAX-FREE MONEY MARKET FUND

	FST Select Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	—	— [k]	0.001	0.001	0.002	0.020
Distributions from net investment income[j]	—	— [k]	(0.001)	(0.001)	(0.002)	(0.020)[f]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.02%	0.02%	0.07%	0.12%	0.23%	1.97%
Net assets, end of period (in 000’s)	$197,985	$102,994	$44,349	$51,856	$85,670	$40,707
Ratio of net expenses to average net assets	0.16%	0.18%	0.21%	0.21%	0.24%[a]	0.21%
Ratio of net investment income to average net assets	0.01%	0.01%	0.07%	0.11%	0.33%[a]	1.98%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.26%	0.26%	0.26%	0.26%	0.29%[a]	0.27%

See page 92 for all footnotes.

91

Footnotes:

^	The Fund changed its fiscal year end from December 31 to August 31.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.
d	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008) and $0.002 and $(0.002) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
e	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.
f	Amount includes $0.0001 of distributions from net realized gains for the fiscal year ended December 31, 2008.
g	Amount is less than 0.005% of average net assets.
h	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
i	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
j	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
k	Amount is less than $0.0005 per share.
l	Amount is less than 0.005%.

92

Financial Square Funds Prospectus (FST Select Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website:

http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSSELPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST

Administration

Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: FBAXX

¢	Money Market Fund: FADXX

¢	Treasury Obligations Fund: FGAXX

¢	Treasury Instruments Fund: FRAXX

¢	Government Fund: FOAXX

¢	Federal Fund: FVAXX

¢	Tax-Free Money Market Fund: FEAXX

¢	Tax-Exempt California Fund: IAMXX

¢	Tax-Exempt New York Fund: IYAXX

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

10	Treasury Obligations Fund – Summary

14	Treasury Instruments Fund – Summary

18	Government Fund – Summary

22	Federal Fund – Summary

26	Tax-Free Money Market Fund – Summary

31	Tax-Exempt California Fund – Summary

36	Tax-Exempt New York Fund – Summary

41	Financial Square Funds – Additional Summary Information

42	Investment Management Approach

55	Risks of the Funds

61	Service Providers

66	Distributions

68	Shareholder Guide

68 How to Buy Shares

75 How to Sell Shares

82	Taxation

85	Appendix A Additional Information on the Funds

98	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.43%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the

1

Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$44	$149	$264	$599

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

2

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST

3

Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.27% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 11/9/92)	0.01%	0.51%	1.68%	3.08%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.43%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return

5

each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$44	$149	$264	$599

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

6

¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is

7

not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.26% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 5/20/94)	0.01%	0.53%	1.69%	3.10%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

8

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

9

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return

10

each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$46	$151	$266	$601

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

11

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is

12

available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.22% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 1/21/93)	0.01%	0.29%	1.48%	2.90%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

13

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return

14

each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$46	$151	$266	$601

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a

15

credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is

16

available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.17% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 4/1/97)	0.00%	0.27%	1.39%	2.35%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

17

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.43%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the

18

Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$44	$149	$264	$599

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a

19

credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the

20

Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘06 +1.24% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 9/1/93)	0.01%	0.48%	1.64%	3.03%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

21

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.45%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the

22

Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$46	$151	$266	$601

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at

23

an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is

24

available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘06 +1.22% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 4/1/97)	0.01%	0.46%	1.60%	2.60%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

25

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.27%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.43%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return

26

each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$44	$149	$264	$599

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or

27

sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment

28

Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for the FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.84% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 8/1/94)	0.01%	0.38%	1.16%	1.95%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

29

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

30

Tax-Exempt California Fund—Summary

Investment Objective

The Tax-Exempt California Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from California personal income tax by investing in obligations the interest on which is exempt from these taxes (“California Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt California Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.35%
Other Expenses	0.21%
Administration Fees	0.15%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.56%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

31

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$57	$179	$313	$702

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	California Risk. The Fund intends to invest primarily in California Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If California or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations continue to experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.

32

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

33

¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.78% Worst Quarter Q1 ‘12 0.00%

34

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 12/3/90)	0.02%	0.30%	1.03%	1.87%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

35

Tax-Exempt New York Fund—Summary

Investment Objective

The Tax-Exempt New York Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from New York State and New York City personal income taxes by investing in obligations the interest on which is exempt from these taxes (“New York Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt New York Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.35%
Other Expenses	0.22%
Administration Fees	0.15%
All Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Administration Shares of the Fund for the time periods indicated and then redeem all of your FST Administration Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

36

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Administration Shares	$58	$183	$318	$714

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or

37

sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	New York Risk. The Fund intends to invest primarily in New York Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If New York or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of New York Obligations may experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.

38

¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Administration Shares from year to year; and (b) the average annual total returns of the Fund’s FST Administration Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Administration Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.79% Worst Quarter Q1 ‘12 0.00%

39

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Administration Shares (Inception 2/15/91)	0.01%	0.33%	1.05%	1.92%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

40

Financial Square Funds – Additional

Summary Information

Buying and Selling Fund Shares

Generally, FST Administration Shares may be purchased only through institutions that have agreed to provide administration services to their customers who are the beneficial owners of FST Administration Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Administration Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Administration Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

41

Investment Management Approach

INVESTMENT OBJECTIVE

Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds:    The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Tax-Exempt California and Tax-Exempt New York Funds:    The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in California Obligations and New York Obligations, respectively.

The investment objective of each Fund (except the Tax-Exempt California and Tax-Exempt New York Funds’ objectives of providing shareholders with income exempt from California State and New York State and New York City personal income tax, respectively) cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25%

42

INVESTMENT MANAGEMENT APPROACH

of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

43

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

Tax-Exempt California Fund

The Tax-Exempt California Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not California Obligations when acceptable California Obligations are not available or when market conditions dictate a defensive posture.

44

INVESTMENT MANAGEMENT APPROACH

Tax-Exempt New York Fund

The Tax-Exempt New York Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not New York Obligations when acceptable New York Obligations are not available or when market conditions dictate a defensive posture.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

45

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;

46

INVESTMENT MANAGEMENT APPROACH

¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Funds: Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds.
¢	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

47

¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer with these exceptions: (a) the Tax-Exempt California and Tax-Exempt New York Funds may each invest up to 25% of their total assets in five or fewer issuers; and (b) each of the other Funds may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). Each of the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

48

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

49

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Tax-Exempt California				¢ Tax-exempt only

Tax-Exempt New York				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 54 for all footnotes.

50

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

51

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Tax-Exempt California	¢ At least 80% of net assets in tax-exempt municipal obligations and at least 80% of net assets in California obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Tax-Exempt New York	¢ At least 80% of net assets in tax-exempt municipal obligations and at least 80% of net assets in New York obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 54 for all footnotes.

52

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous

¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and California State

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal New York State and New York City

May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

53

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

54

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risks

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund

Banking Industry	•	✓

California or New York								✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓	✓	✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓	✓	✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓	✓	✓

Tax							✓	✓	✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and

55

monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	California or New York Risks—The Tax-Exempt California and Tax-Exempt New York Funds intend to invest primarily in California Obligations and New York Obligations, respectively. The investments of these Funds are, therefore, affected by political and economic developments within these states, and by the financial condition of these states, their public authorities and political sub-divisions. If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations and New York Obligations continue to experience, or may experience, difficulties in the current economic and political environment. The Tax-Exempt California and Tax-Exempt New York Funds are classified as “non-diversified” for regulatory purposes. See Appendix A in this Prospectus for more information concerning the risks of investing in California and New York.
¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢

Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the

56

RISKS OF THE FUNDS

United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

¢	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or

57

control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢

Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer

58

RISKS OF THE FUNDS

does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢

Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of a Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends (in the case of the Tax-Free Money Market,

59

Tax-Exempt California and Tax-Exempt New York Funds) and state tax-exempt dividends (in the case of the Tax-Exempt California and Tax-Exempt New York Funds). These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

¢	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

60

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations
200 West Street	Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Government
Federal
Tax-Free Money Market
Tax-Exempt California
Tax-Exempt New York

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

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¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%
Tax-Exempt California	0.35%	0.10%
Tax-Exempt New York	0.35%	0.08%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

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SERVICE PROVIDERS

The Investment Adviser has agreed to reduce or limit each Fund’s (with the exception of Tax-Exempt California and Tax-Exempt New York Funds) “Other Expenses” (excluding acquired fund fees and expenses, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. The Investment Adviser has agreed to reduce or limit each of the Tax-Exempt California and Tax-Exempt New York Funds’ “Total Annual Fund Operating Expenses” (excluding acquired fund fees and expenses, administration fees, taxes, interest, brokerage fees, litigation, indemnification shareholder meeting costs and other extraordinary expenses) equal on an annualized basis to 0.434% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

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ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a

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SERVICE PROVIDERS

long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.
Tax-Exempt California	4:00 p.m.
Tax-Exempt New York	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net

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DISTRIBUTIONS

short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Administration Shares (“Administration Shares”).

HOW TO BUY SHARES

How Can I Purchase Administration Shares Of The Funds?

Generally, Administration Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Administration Shares directly from the Fund. Customers of an Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Administration Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds - (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

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What Should I Know When I Purchase Shares Through An Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Administration Shares:

¢	Administration services
¢	Act directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of Goldman Sachs Trust (the “Trust”), purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, may designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust.

Pursuant to administration plans adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payments for their services from the Trust. These payments are equal to 0.15% (annualized) (for the Tax-Exempt California and Tax-Exempt New York Funds) or 0.25% (annualized) (for all other Funds) for administration services of the average daily net assets of the Administration Shares of the Fund that are attributable to or held in the name of an Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the

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Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Administration Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Administration Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), and are entitled to different services. Information regarding these other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Administration Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Administration Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Administration Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account, if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.

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¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for

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any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Administration Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Administration Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal, Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

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Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Exempt California and Tax-Exempt New York Funds:
¢ By 1:00 p.m. Eastern Time
Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time

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Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Administration Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or by wire (if wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The

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written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through An Authorized Institution?” A redemption may also be made with respect to certain Funds by means of the check writing redemption privilege described in the SAI.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institution may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current

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records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).

¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Exempt California and Tax-Exempt New York Funds:
¢ By 12:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

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Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

¢	Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of each of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.
¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

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SHAREHOLDER GUIDE

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

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None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Administration Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

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SHAREHOLDER GUIDE

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Administration Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Administration Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to the shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were

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TAXATION

paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund, Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding

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requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the

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U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct

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APPENDIX A

U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

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In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in

88

APPENDIX A

addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.
Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a

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substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

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APPENDIX A

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user, and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

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Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or

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APPENDIX A

interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity

93

supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

94

APPENDIX A

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Risks and Policies Applicable to the Tax-Exempt Funds:

Fundamental Policies.  As a matter of fundamental policy, at least 80% of the net assets of the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental policy, at least 80% of the Tax-Exempt California and Tax-Exempt New York Funds’ net assets will be invested in California and New York municipal obligations, respectively, except in extraordinary circumstances.

For these purposes, California and New York municipal obligations are obligations issued by or on behalf of the State of California or the State of New York, respectively, and their respective political subdivisions, agencies and instrumentalities and the government of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax or New York State and New York City personal income tax. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Funds, in municipal obligations that are not California or New York municipal obligations, respectively, when acceptable California and New York

95

municipal obligations are not available or when the Investment Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Tax-Exempt California and Tax-Exempt New York Funds’ distributions of interest from municipal obligations other than California and New York municipal obligations, respectively, may be subject to California and New York State and New York City personal income taxes. In addition, dividends paid by the Funds may be subject to state corporate franchise and corporate income taxes, if applicable.

Risks of Investing in California and New York:  The Tax-Exempt California and Tax-Exempt New York Funds concentrate their investments in California and New York municipal obligations, respectively. Consequently, these Funds are more susceptible to factors adversely affecting issuers of California and New York municipal obligations, and may be riskier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

The Tax-Exempt California Fund’s investments can be affected by political and economic developments within the State of California (“California”), and by the financial condition of California’s public authorities and political subdivisions. California voters in the past have approved amendments to the California Constitution and other measures that limit the taxing and spending authority of California government entities, and future initiatives could result in adverse consequences affecting California municipal obligations. In part as a result of such initiatives, both the state and local governments in California face fiscal difficulties in varying degrees.

These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

The Tax-Exempt New York Fund’s investments will be affected by political and economic developments within the State of New York (the “State”), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the “City”). Certain substantial issuers of New York municipal obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal obligations and hurt the Fund’s investment performance. However, strong demand for New York municipal obligations has also at times had the effect of permitting New York municipal obligations to be issued with yields relatively lower, and after issuance, to trade in the market at

96

APPENDIX A

prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York municipal obligations. The occurrence of any such default could materially affect adversely the market values and marketability of all New York municipal obligations and, consequently, the value of the Fund’s holdings. These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of New York municipal obligations. A more detailed discussion of the risks of investing in New York is included in the SAI.

If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Funds is a diversified fund under the Investment Company Act (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Funds may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

In addition to the risk of nonpayment of California or New York municipal obligations, if any of those obligations declines in quality and is downgraded by an NRSRO, it may become ineligible for purchase by the Funds. Since there are large numbers of buyers of these instruments, the supply of California or New York municipal obligations that are eligible for purchase by the Funds could become inadequate at certain times.

97

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Administration Shares
	Fiscal Years Ended August 31,						Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013		2012		2011	2010
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	—	[i]	—	[i]	— [i]	— [i]	0.002	0.024 [c]
Distributions from net investment income[j]	—	[i]	—	[i]	— [i]	— [i]	(0.002)	(0.024)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%		0.01%	0.01%	0.16%	2.39%
Net assets, end of period (in 000’s)	$2,579,850		$1,888,821		$2,875,584	$3,194,694	$3,986,524	$4,060,108
Ratio of net expenses to average net assets	0.24%		0.29%		0.27%	0.29%	0.47%[a]	0.44%
Ratio of net investment income to average net assets	—	[k]	—	[k]	0.01%	(0.01)%	0.24%[a]	2.45%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%		0.48%		0.48%	0.48%	0.53%[a]	0.49%

See page 107 for all footnotes.

98

APPENDIX B

MONEY MARKET FUND

	FST Administration Shares
	Fiscal Years Ended August 31,						Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013		2012	2011		2010
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—	[i]	— [i]	—	[i]	— [i]	0.002 [g]	0.024
Distributions from net investment income[j]	—	[i]	— [i]	—	[i]	— [i]	(0.002)[g]	(0.024)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%	0.01%		0.01	0.22%	2.44%
Net assets, end of period (in 000’s)	$338,423		$400,478	$567,818		$780,326	$1,415,175	$684,773
Ratio of net expenses to average net assets	0.29%		0.35%	0.32%		0.30%	0.45%[a]	0.44%
Ratio of net investment income to average net assets	—	[k]	0.01%	—	[k]	(0.01)%	0.23%[a]	2.51%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%		0.48%	0.48%		0.48%	0.51%[a]	0.49%

See page 107 for all footnotes.

99

TREASURY OBLIGATIONS FUND

	FST Administration Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [i]	— [i]	— [i]	— [i]	— [i]	0.014
Distributions from net investment income[j]	— [i]	— [i]	— [i]	— [i]	— [i]	(0.014)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%	0.02%	1.39%
Net assets, end of period (in 000’s)	$1,577,830	$1,525,805	$1,676,083	$1,875,928	$2,196,762	$1,995,689
Ratio of net expenses to average net assets	0.14%	0.12%	0.15%	0.21%	0.37%[a]	0.46%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	(0.02)%	(0.10)%[a]	1.40%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%	0.48%	0.48%	0.47%	0.48%[a]	0.49%

See page 107 for all footnotes.

100

APPENDIX B

TREASURY INSTRUMENTS FUND

	FST Administration Shares
	Fiscal Years Ended August 31,							Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—	[i]	—	[i]	—	[i]	— [i]	— [d,i]	0.013 [d]
Distributions from net investment income[j]	—	[i]	—	[i]	—	[i]	— [i]	— [d,i]	(0.013)[d]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	—		—	[i]	0.01%		0.01%	0.02%	1.32%
Net assets, end of period (in 000’s)	$1,352,128		$1,319,295		$1,279,893		$1,427,256	$1,476,015	$3,083,313
Ratio of net expenses to average net assets	0.10%		0.07%		0.11%		0.14%	0.34%[a]	0.46%
Ratio of net investment income to average net assets	—	[k]	—	[k]	—	[k]	(0.02)%	(0.09)%[a]	0.97%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%		0.48%		0.48%		0.48%	0.48%[a]	0.49%

See page 107 for all footnotes.

101

GOVERNMENT FUND

	FST Administration Shares
	Fiscal Years Ended August 31,						Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013		2012	2011		2010
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	—	[i]	— [i]	—	[i]	— [i]	0.001 [e]	0.022 [e]
Distributions from net investment income[j]	—	[i]	— [i]	—	[i]	— [i]	(0.001)[e]	(0.022)[e]

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%	0.01%		0.01%	0.13%	2.25%
Net assets, end of period (in 000’s)	$1,983,578		$2,382,900	$1,956,642		$2,397,534	$3,217,353	$3,995,979
Ratio of net expenses to average net assets	0.20%		0.20%	0.22%		0.25%	0.43%[a]	0.44%
Ratio of net investment income to average net assets	—	[k]	0.01%	—	[k]	(0.02)%	0.13%[a]	2.06%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%		0.48%	0.48%		0.48%	0.49%[a]	0.49%

See page 107 for all footnotes

102

APPENDIX B

FEDERAL FUND

	FST Administration Shares
	Fiscal Years Ended August 31,							Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013		2012		2011		2010
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	—	[i]	—	[i]	—	[i]	— [i]	.001 [h]	0.022 [h]
Distributions from net investment income[j]	—	[i]	—	[i]	—	[i]	— [i]	(.001)[h]	(0.022)[h]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%		0.01%		0.01%	0.07%	2.22%
Net assets, end of period (in 000’s)	$418,901		$480,896		$454,427		$579,217	$897,620	$1,470,423
Ratio of net expenses to average net assets	0.14%		0.12%		0.18%		0.25%	0.44%[a]	0.46%
Ratio of net investment income to average net assets	—	[k]	—	[k]	—	[k]	(0.01)%	0.10%[a]	2.01%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%		0.48%		0.48%		0.48%	0.49%[a]	0.49%

See page 107 for all footnotes.

103

TAX-FREE MONEY MARKET FUND

	FST Administration Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [i]	— [i]	— [i]	— [i]	0.001	0.017
Distributions from net investment income[j]	— [i]	— [i]	— [i]	— [i]	(0.001)	(0.017)[f]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.02%	0.02%	0.09%	1.74%
Net assets, end of period (in 000’s)	$134,037	$217,010	$379,465	$315,835	$308,305	$362,529
Ratio of net expenses to average net assets	0.16%	0.18%	0.26%	0.33%	0.45%[a]	0.43%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.01%	0.14%[a]	1.73%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.51%[a]	0.49%

See page 107 for all footnotes.

104

APPENDIX B

TAX-EXEMPT CALIFORNIA FUND

	FST Administration Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [i]	— [i]	— [i]	— [i]	— [i]	0.014
Distributions from net investment income[j]	— [i]	— [i]	— [i]	— [i]	— [i]	(0.014)*

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.02%	0.01%	0.01%	0.01%	0.01%	1.45%
Net assets, end of period (in 000s)	$224,999	$151,848	$145,131	$160,396	$244,701	$499,754
Ratio of net expenses to average net assets	0.15%	0.15%	0.24%	0.30%	0.49%[a]	0.59%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%[a]	1.42%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.56%	0.63%	0.65%	0.61%	0.64%[a]	0.61%

*	Amount includes $0.00021 of distributions from net realized gains for the year ended December 31, 2008.

See page 107 for all other footnotes.

105

TAX-EXEMPT NEW YORK FUND

	FST Administration Shares
	Fiscal Years Ended August 31,				Period Ended August 31, 2009^	Fiscal Year Ended December 31, 2008
	2013	2012	2011	2010
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [i]	— [i]	— [i]	— [i]	— [i]	0.015
Distributions from net investment income[j]	— [i]	— [i]	— [i]	— [i]	— [i]	(0.015)*

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.03%	0.03%	0.01%	1.55%
Net assets, end of period (in 000s)	$127,838	$180,419	$140,452	$127,395	$243,215	$418,830
Ratio of net expenses to average net assets	0.14%	0.16%	0.22%	0.30%	0.47%[a]	0.59%
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.01%	0.02%[a]	1.48%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.57%	0.67%	0.70%	0.61%	0.64%[a]	0.62%

*	Amount includes $0.0003 of distributions from net realized gains for the year ended December 31, 2008.

See page 107 for all other footnotes.

106

APPENDIX B

Footnotes:
^	The Fund changed its fiscal year end from December 31 to August 31.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.
d	Net investment income and distributions from net investment income contain $0.0008 and $(0.0008) and $0.002 and $(0.002) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
e	Net investment income and distributions from net investment income contain $0.0005 and $(0.0005), and $0.001 and $(0.001) of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
f	Amount includes $0.0001 of distributions from net realized gains for the fiscal year ended December 31, 2008.
g	Net investment income and distributions from net investment income contain $0.0001 and $(0.0001) of net realized capital gains and distributions from net realized gains for the period ended August 31, 2009.
h	Net investment income and distributions from net investment income contain $0.0002 and $(0.0002), and $0.0003 and $(0.0003), of net realized capital gains and distributions from net realized gains, for the period ended August 31, 2009 and the fiscal year ended December 31, 2008, respectively.
i	Amount is less than $0.0005 per share.
j	Distributions may not coincide with current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
k	Amount is less than 0.005% of average net assets.
l	Amount is less than 0.005%.

107

Financial Square Funds

Prospectus (FST Administration Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSADMPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Service, FST Class B and FST Class C Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

¢	Prime Obligations Fund

■	FST Service Shares: FBSXX
■	FST Class B Shares: GOBXX
■	FST Class C Shares: GPCXX

1	Prime Obligations Fund – Summary

7	Investment Management Approach

14	Risks of the Fund

19	Service Providers

23	Distributions

24	Shareholder Guide

24 How to Buy Shares

36 How to Sell Shares

48	Taxation

50	Appendix A Additional Information on the Fund

60	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Prime Obligations Fund
	Service		Class B		Class C
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None
Maximum Deferred Sales Charge (Load)[1]	None		5.00%		1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None
Redemption Fees	None		None		None
Exchange Fees	None		None		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%		0.21%		0.21%
Distribution and Service (12b-1) Fees	None		1.00%		1.00%
Other Expenses	0.52%		0.02%		0.02%
Service Fees	Non	e	Non	e	Non	e
Shareholder Administration Fees	0.50%		Non	e	Non	e
All Other Expenses	0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses	0.73%		1.23%		1.23%
Fee Waiver[2]	(0.05)%		(0.05)%		(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.68%		1.18%		1.18%

[1]	FST Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) that may start at a rate as high as 5% in the first year and decline to 1% in the sixth year, before being eliminated thereafter. The CDSC applicable to FST Class B Shares will depend on the date the original shares subject to the CDSC were acquired (along with the CDSC schedule applicable to those original shares). FST Class C Shares may be subject to a CDSC of 1% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.
[2]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Service Shares, FST Class B Shares and/or FST Class C Shares of the Fund for the time periods indicated and then redeem all of your FST Service, FST Class B or FST Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Service Shares	$69	$228	$401	$902
FST Class B Shares*
– Assuming complete redemption at end of period	$620	$685	$871	$1,346
– Assuming no redemption	$120	$385	$671	$1,346
FST Class C Shares
– Assuming complete redemption at end of period	$220	$385	$671	$1,484
– Assuming no redemption	$120	$385	$671	$1,484

*	Class B Shares convert to Service Shares eight years after purchase; therefore, Class B expenses in the hypothetical example above assume this conversion.

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is

2

possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment

3

Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Service Shares from year; and (b) the average annual total returns of the Fund’s FST Service Shares, FST Class B Shares and FST Class C Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-526-7384.

TOTAL RETURN	CALENDAR YEAR (FST Service Shares)

The total return for FST Service Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q3 ‘07 +1.20% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Service Shares (Inception 1/8/92)	0.01%	0.44%	1.52%	2.89%
FST Class B Shares (Inception 5/14/10)	0.01%	N/A	N/A	0.01%
FST Class C Shares (Inception 5/14/10)	0.01%	N/A	N/A	0.01%

4

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

Investors wishing to purchase shares of the Fund are generally required to purchase FST Service Shares. FST Class B and FST Class C Shares may typically be acquired only in an exchange for Class B or Class C Shares, respectively, of another Goldman Sachs Fund. The minimum initial investment for FST Service Shares is generally $10 million, which is imposed upon institutions that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of FST Service Shares, except in the following situations involving the following types of current and prospective shareholders: (a) a minimum initial investment of $1,000 is imposed upon those individual investors that wish to acquire FST Service Shares of the Fund through broker-dealers and certain other intermediaries in exchange for shares of other Goldman Sachs Funds; and (b) there is no minimum initial investment for those individual investors that are offered FST Service Shares of the Fund through an employer sponsored benefit plan. The minimum initial investment for FST Class C Shares is, generally, $1,000, except that no minimum initial investment is imposed on investors that are offered FST Class C Shares of the Fund as an option through an employer sponsored benefit plan. FST Service Shares and FST Class C Shares generally have no minimum subsequent investment amount, except for certain retirement accounts, automatic investment plan accounts and Uniform Gift/Transfer to Minors Accounts, for which the minimum is $50.

FST Class B Shares are generally no longer available for purchase by current or prospective investors. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for FST Class B Shares of the Fund.

You may purchase and redeem (sell) shares of the Fund on any business day through certain brokers, registered investment advisers and other financial institutions (“Authorized Institutions”).

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

5

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

6

Investment Management Approach

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The Fund’s investment objective cannot be changed without the approval of a majority of the Fund’s outstanding shares.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Fund may be subject to additional investment restrictions.

Due to adverse market conditions, the prevailing interest environment or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, the Fund may hold uninvested cash in lieu of such investments. Cash assets are not income-generating and, as a result, the Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Fund. GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Fund is managed to seek preservation of capital, daily liquidity and maximum current income. With respect to the Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

7

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Fund. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell the security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and the Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Fund.

8

INVESTMENT MANAGEMENT APPROACH

3. Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	The Fund’s investors and other factors that influence the asset volatility of the Fund;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a benchmark are for informational purposes only, and unless otherwise noted are not an indication of how the Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	The Investors: The Fund is designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges.
¢	NAV Per Share: The Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that the Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: The Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of the Fund cannot be changed without approval of a majority of the outstanding shares of the Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help the Fund reduce the risks of investing. In accordance with current regulations of the Securities and Exchange Commission

9

(the “SEC”), the Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.

¢	Portfolio Liquidity: The Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, the Fund must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7), and the Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of the Fund’s Summary are applicable only to the time period covered by the bar chart.

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objective. Numbers in the table show allowable usage only; for actual usage, consult the Fund’s annual/semi-annual report. For more information about these and other investment practices and securities, see Appendix A.

The Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Fund’s website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢

The Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Fund’s website will contain a link to an SEC

10

INVESTMENT MANAGEMENT APPROACH

website where the Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Fund, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Fund currently uses an amortized cost valuation methodology to value underlying securities, and the Fund’s shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

11

Investment Policies Matrix

Prime Obligations Fund
U.S. Treasury Obligations[1]	¡
U.S. Government Securities	¡
Bank Obligations	¡ U.S. banks only[2]
Commercial Paper	¡
Short-Term Obligations of Corporations and Other Entities	¡ U.S. entities only
Repurchase Agreements	¡
Asset-Backed and Receivables-Backed Securities	¡
Municipals	¡[3]
Custodial Receipts	¡
Unrated Securities[4]	¡
Investment Companies	¡ Up to 10% of total assets in other investment companies[5]
Private Activity Bonds	¡
Credit Quality[4]	First Tier[6]
Summary of Taxation for Distributions[7]	Taxable federal and state[8]
Miscellaneous	Reverse repurchase agreements not permitted.

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 13 for all footnotes.

12

INVESTMENT MANAGEMENT APPROACH

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[4]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality to First Tier Securities. In addition, the Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[5]	This percentage limitation does not apply to the Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[6]	First Tier Securities are (a) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow the Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[7]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[8]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.

13

Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The principal risks of the Fund are discussed in the Summary section of this Prospectus. The following section provides additional information on the risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Risk Category
✓	Principal
•	Additional Risk

Prime Obligations Fund

Banking Industry	•

Credit/Default	✓

Interest Rate	✓

Liquidity	✓

Management	•

Market	✓

Municipal	•

Regulatory Risk	✓

Stable NAV	✓

U.S. Government Securities	✓

¢	Banking Industry Risk—An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.
¢

Credit/Default Risk—An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on

14

RISKS OF THE FUND

any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments.

The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢	Interest Rate Risk—During periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to the Fund. Low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests or other reasons. While the Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of the Fund’s shares. These shareholders may include,

15

for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of the Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢

Municipal Securities Risk—Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by

16

RISKS OF THE FUND

special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢

U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor

17

guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of the securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations
200 West Street
New York, New York 10282

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately

$767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Fund, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund:

¢	Supervises all non-advisory operations of the Fund
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
¢	Maintains the records of the Fund
¢	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, the Fund may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

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MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of the Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.045% of the Fund’s average daily net assets. This waiver will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and this waiver may exceed what is stipulated in any fee waiver arrangement. This temporary waiver may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

The Investment Adviser has agreed to reduce or limit the Fund’s “Other Expenses” (excluding acquired fund fees and expenses, distribution fees, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of the Fund’s average daily net assets. This arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This expense limitation may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund in 2013 is available in the Fund’s annual report dated August 31, 2013.

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SERVICE PROVIDERS

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of the Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Fund may directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds.

21

The Investment Adviser and its affiliates earn fees from this and other relationships with the Fund. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the SAI.

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Distributions

All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of 5:00 p.m. Eastern time as a dividend and distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same class of the Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Fund’s daily distributions (e.g., during periods of extremely low interest rates).

The Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect the Fund’s NAV of $1.00 per share.

23

Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Fund’s shares.

HOW TO BUY SHARES

How Can I Purchase FST Service, FST Class B and FST Class C Shares Of The Fund?

You may purchase shares of the Fund through Authorized Institutions. Investors wishing to purchase shares of the Fund are generally required to purchase FST Service Shares. Generally, FST Service Shares may be purchased on any business day at their NAV next determined after receipt of an order. FST Class B and FST Class C Shares of the Fund may typically be acquired only in an exchange for Class B and Class C Shares, respectively, of another Goldman Sachs Fund. If you do not specify in your instructions to your Authorized Institution which class of shares you wish to purchase, your Authorized Institution will assume that the instructions apply to FST Service Shares since, unlike FST Class B and FST Class C Shares, they are normally not subject to a CDSC and have lower fees.

In order to make an initial investment in the Fund, you must furnish to your Authorized Institution the information in the account application. You should either:

¢	Contact your Authorized Institution who may place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalent, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.

The Fund will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

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SHAREHOLDER GUIDE

It is expected that checks will be converted to federal funds within two business days of receipt.

What Is My Minimum Investment In The Fund?

The minimum initial investment for FST Service Shares is $10 million, which is imposed upon institutions that have agreed to provide certain administration and personal and account maintenance services to their customers who are the beneficial owners of FST Service Shares (“Authorized Institutions”), except with respect to: (i) individual investors that wish to acquire FST Service Shares of the Fund through broker-dealers and certain other intermediaries in exchange for shares of other Goldman Sachs Funds; and (ii) employer sponsored benefit plans offering FST Service Shares of the Fund (“Retail FST Service Shareholders”).

The investment minimums for Retail FST Service Shareholders are described below. Unless otherwise noted, when referencing FST Service Shares, this Prospectus is directed specifically to current and prospective Retail FST Service Shareholders.

For each account holding FST Class B Shares, FST Class C Shares, or which is established by a Retail FST Service Shareholder for the purpose of holding FST Service Shares, the following minimums must be met:

	Initial	Additional*
Regular Accounts	$1,000	No minimum
Other Share Exchanges	$1,000 or full account share balance, whichever is less	No minimum
Employer Sponsored Benefit Plans	No minimum	No minimum
Uniform Gift/Transfer to Minors Accounts (UGMA/UTMA)	$250	$50
Individual Retirement Accounts and Coverdell ESAs	$250	$50
Automatic Investment Plan Accounts	$250	$50

*	No minimum additional investment requirements are imposed with respect to investors trading through intermediaries who aggregate shares in omnibus or similar accounts (e.g., retirement plan accounts, wrap program accounts or traditional brokerage house accounts).

The minimum investment requirements described above are applied only at the intermediary level, and are not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks,

25

broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirements described above do not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

Additionally, the minimum investment requirements described above may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of Goldman Sachs Trust (the “Trust”). The minimum investment requirements may also be waived for certain mutual fund “wrap” programs at the discretion of the officers of the Trust. No minimum amount is required for additional investments by such accounts.

What Alternative Sales Arrangements Are Available?

The Fund offers FST Service, FST Class B (subject to the limitations described herein) and FST Class C Shares through this Prospectus:

	FST Service Shares	FST Class B Shares*	FST Class C Shares
Maximum Amount You Can Buy in the Aggregate Across All Goldman Sachs Funds	No limit	$100,000	$1,000,000**
Initial Sales Charge	None	None	None
CDSC	None unless acquired in an exchange for shares subject to a CDSC	Maximum 6 year declining CDSC with a maximum of 5%***	1% if shares are redeemed within 12 months of purchase
Conversion Feature	None	FST Class B Shares automatically convert to FST Service Shares on or about the fifteenth day of the last month of the quarter that is 8 years after the purchase date	None

*

FST Class B Shares of the Fund are generally no longer available for purchase by new or existing shareholders, although shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these shares for FST Class B Shares of the Fund. See “Common Questions Applicable To FST Class B Shares” below.

26

SHAREHOLDER GUIDE

**	No additional FST Class C Shares may be purchased by an investor either in an initial purchase or in additional purchases if the current market value of all its Goldman Sachs Fund shares owned and/ or purchased exceeds $1,000,000.
***	The CDSC to which FST Class B Shares may be subject may vary depending on the date the original shares subject to the CDSC were acquired and the CDSC applicable to those original shares.

What Should I Know When I Purchase Shares Through An Authorized Institution?

If shares of the Fund are held an account maintained and serviced by your Authorized Institution, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Institution, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact your Authorized Institution to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares from an account with one Authorized Institution to an account with another Authorized Institution or to an account directly with the Fund involves special procedures and may require you to obtain historical purchase information about the shares in the account from your Authorized Institution. If your Authorized Institution’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Institution, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from a redemption.

Certain authorized Institutions may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

¢	The Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge) next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders to the Fund within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust. Authorized Institutions that invest in shares on behalf of their customers may charge fees directly to their customer accounts in connection with their investments. You should contact your Authorized Institution for information regarding such charges, as these fees, if any, may affect the return such customers realize with respect to their investments.

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The Investment Adviser, Distributor and/or their affiliates may make payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. The payments are in addition to the distribution and service fees, service fees and shareholder administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to the Fund’s inclusion on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates, which are in addition to the fees paid for these services by the Fund, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

28

SHAREHOLDER GUIDE

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
¢	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Fund’s investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of the Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Fund to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information for each investor who opens an account directly with the Fund. Applications without the required information may not

29

be accepted by the Fund. Throughout the life of your account, the Fund may request updated information in accordance with its Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Fund reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity or obtain all required information. The Fund and its agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy shares is the Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell shares is the Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges (e.g., CDSCs) after the Fund receives your order in proper form. The Fund calculates its NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. Shares may be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed although Fund shares may be priced on such days if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢

On any business day when the SIFMA recommends that the bond markets close early, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. If the Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

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SHAREHOLDER GUIDE

¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note:  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open the Fund for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during this situation, please call the appropriate phone number located on the back cover of this Prospectus.

To help the Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that the Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by the Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received.

Prime Obligations Fund:
¢ By 5:00 p.m. Eastern Time

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If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF FST SERVICE SHARES

What Is The Offering Price Of FST Service Shares?

You may purchase FST Service Shares of the Fund at the next determined NAV without an initial sales charge. FST Service Shares are not subject to any CDSC (unless acquired in an exchange transaction involving shares of a Goldman Sachs Fund that were subject to a CDSC).

COMMON QUESTIONS APPLICABLE TO FST CLASS B SHARES

What Should I Know About FST Class B Shares?

FST Class B Shares of the Fund may no longer be purchased by new shareholders, except as discussed below. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for FST Class B Shares of the Fund. Thereafter, shareholders invested in FST Class B Shares of the Fund may continue to hold their FST Class B Shares until they convert automatically to FST Service Shares, as described in this Prospectus. Shareholders of FST Class B Shares may continue to reinvest dividends and capital gains into their accounts. Shareholders of FST Class B Shares may also exchange their FST Class B Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Fund’s FST Class B Shares received by the Fund will be rejected.

FST Class B Shares redeemed within six years of purchase may be subject to a declining CDSC at the maximum rates shown in the table below, which may vary depending on the date the original shares subject to the CDSC were acquired and the CDSC schedule applicable to those original shares.

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SHAREHOLDER GUIDE

The maximum CDSC schedule is as follows:

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to CDSC
First	5%
Second	4%
Third	3%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and thereafter	None

No CDSC is imposed upon exchanges of FST Class B Shares between the Fund and another Goldman Sachs Fund. However, shares acquired in an exchange will be subject to the CDSC applicable to the original shares acquired.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of FST Class B Shares, including the payment of compensation to Authorized Institutions.

What Should I Know About The Automatic Conversion Of FST Class B Shares?

FST Class B Shares of the Fund will automatically convert into FST Service Shares of the Fund on or about the fifteenth day of the last month of the quarter that is eight years after the purchase date.

If you acquire FST Class B Shares of the Fund by exchange from Class B Shares of another Goldman Sachs Fund, your FST Class B Shares will convert into FST Service Shares of the Fund based on the date of the initial purchase and the CDSC schedule of that purchase.

If you acquire FST Class B Shares through reinvestment of distributions, your FST Class B Shares will convert into FST Service Shares based on the date of the initial purchase of the shares on which the distribution was paid.

The conversion of FST Class B Shares to FST Service Shares will not occur at any time the Fund is advised that such conversions may constitute taxable events for federal tax purposes, which the Fund believes is unlikely. If conversions do not occur as a result of possible taxability, FST Class B Shares would continue to be subject to higher expenses than FST Service Shares for an indeterminate period.

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COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF FST CLASS C SHARES

What Is The Offering Price Of FST Class C Shares?

You may purchase FST Class C Shares of the Fund at the next determined NAV without paying an initial sales charge. However, if you redeem FST Class C Shares within 12 months of purchase, a CDSC of 1% will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where FST Class C Shares are redeemed within 12 months of purchase, a CDSC of 1% may be imposed upon the plan sponsor or third party administrator. FST Class C Shares acquired in exchange for shares subject to a CDSC will be subject to the CDSC, if any, of the shares originally held. With respect to such shares held by employer sponsored benefit plans, the CDSC may be imposed on the plan sponsor or third party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of FST Class C Shares, including the payment of compensation to Authorized Institutions. A commission equal to 1% of the amount invested is normally paid by the Distributor to Authorized Institutions.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF SERVICE, FST CLASS B AND FST CLASS C SHARES

What Else Do I Need To Know About The CDSC On FST Class B or FST Class C Shares?

¢	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
¢	When counting the number of months since a purchase of FST Class B or FST Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.
¢	To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On FST Service, FST Class B Or FST Class C Shares Be Waived Or Reduced?

The CDSC on FST Service (i.e., because the Shares were acquired in an exchange transaction for shares of a Goldman Sachs Fund that were subject to a CDSC) or FST

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SHAREHOLDER GUIDE

Class B or FST Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

¢	Mandatory retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;
¢	Hardship withdrawals by a participant or beneficiary in an Employee Benefit Plan;
¢	The separation from service by a participant or beneficiary in an Employee Benefit Plan;
¢	Excess contributions distributed from an Employee Benefit Plan;
¢	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to an IRA in the same share class of a Goldman Sachs Fund;
¢	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a shareholder, participant or beneficiary in an Employee Benefit Plan;
¢	Satisfying the minimum distribution requirements of the Code;
¢	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
¢	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion;
¢	A systematic withdrawal plan. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your FST Class B and FST Class C Shares and 10% of your FST Service Shares;
¢	Redemptions or exchanges of Fund shares held through an employee benefit plan using the Fund as part of a qualified default investment alternative or “QDIA”; or
¢	Other redemptions, at the discretion of the Trust’s officers, relating to shares purchased through certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employees) or employee organizations investing in the Fund.

How Do I Decide Whether To Buy FST Service or FST Class C Shares?

The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment, eligibility to purchase either class and your personal situation. You should contact your Authorized Institution to discuss which share class is right for you.

¢

FST Service Shares.  FST Service Shares are normally not subject to any initial sales charge or CDSC. However, FST Service Shares are subject to service and shareholder administration fees at the aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to FST Service Shares.

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¢	FST Class C Shares. By not paying a front-end sales charge, your entire investment in FST Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fees paid by FST Class C Shares will cause your FST Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than FST Service Shares (or FST Class B Shares after conversion to FST Service Shares).

Although FST Class C Shares are subject to a CDSC for only 12 months, FST Class C Shares do not have the automatic eight-year conversion feature applicable to FST Class B Shares and your investment may therefore pay higher distribution fees indefinitely.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares across all Goldman Sachs Funds.

Note: Authorized Institutions may receive different compensation for selling FST Service or FST Class C Shares.

In addition to FST Service, FST Class B and FST Class C Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), may have different minimum investment requirements and are entitled to different services. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

HOW TO SELL SHARES

How Can I Sell FST Service, FST Class B and FST Class C Shares of the Fund?

Generally, Shares may be sold (redeemed) only through your Authorized Institution. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application) The Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the funds as described under “How To Buy Shares.” The Fund may transfer redemption proceeds to an account with your

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SHAREHOLDER GUIDE

Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee is required if:

¢	A request is made in writing to redeem shares in an amount over $50,000;
¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and Boston Financial Data Services, Inc. (“BFDS”) each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be

37

liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written, Medallion signature guaranteed letter.
¢	The telephone redemption option does not apply to shares held in an account maintained and serviced by your Authorized Institution. If your shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note:  It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

How Are Redemption Proceeds Paid?

By Wire:  You may arrange for your redemption proceeds to be paid as federal funds to an account with your Authorized Institution or to a domestic bank account, as designated in the current records of the Transfer Agent. In addition, redemption proceeds may be transmitted through an electronic trading platform to an account with your Authorized Institution. The following general policies govern wiring redemption proceeds:

¢	Redemption proceeds will normally be paid to the shareholder as follows:

Redemption Request Received by the Fund	Redemption Proceeds	Dividends
¢ By 5:00 p.m. Eastern Time	Wired same business day Checks sent next business day	Not earned on day request is received Earned on day request is received

¢

Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request.

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SHAREHOLDER GUIDE

Redemption requests or payments may only be postponed or suspended for longer than one day only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

¢	If you are selling shares you recently paid for by check, or purchased by Automated Clearing House (“ACH”) the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent. A Medallion signature guarantee may be required if you are requesting a redemption in conjunction with the change.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or any other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such financial intermediary.

By Check:  You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of receipt of a properly executed redemption request. If you are selling shares you recently paid for by check or ACH, the Fund will pay you when your check or ACH has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢

Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these Authorized Institutions may set times by

39

which they must receive redemption requests. These Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your Account to another Authorized Institution or in the event that the Fund is no longer an option in your Employee Benefit Plan or no longer available through your eligible fee-based program.
¢	Redeem your shares if your account balance is below the required Fund minimum. The Fund will give 60 days prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Reinvest Redemption Proceeds in the Same or Another Goldman Sachs Fund?

You may redeem FST Class B or FST Class C Shares of the Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to

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SHAREHOLDER GUIDE

round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days (60 days with respect to certain Goldman Sachs Funds offered in other prospectuses) and you must reinvest the share proceeds within 90 days after you redeem. You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds. You may reinvest as follows:

¢	If you redeem FST Class B Shares, you may reinvest any or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in FST Service Shares of the Fund or Class A Shares of another Goldman Sachs Fund at NAV. The amount of the CDSC paid upon redemption will not be credited to your account.
¢	If you redeem FST Class C Shares of the Fund, you may reinvest any or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in FST Class C Shares of the Fund or Class C Shares of another Goldman Sachs Fund.
¢	If you redeem FST Class C Shares, pay a CDSC upon redemption and then reinvest in FST Class C Shares as described above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the FST Class C Shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption.
¢	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered retirement plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
¢	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

You may exchange FST Service, FST Class B and FST Class C Shares at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of the Fund for shares of another Goldman Sachs Fund.

41

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds may offer all share classes.
¢	Currently, the Fund does not impose any charge for exchanges, although the Fund may impose a charge in the future.
¢	Exchanges of FST Class B and FST Class C Shares will be made at NAV and CDSC aging from original shares will continue with new shares subject to the CDSC of the original shares held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by subsequent exchange.
¢	Exchanges of FST Service Shares from the Fund will be made into the relevant Goldman Sachs Fund at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at NAV. FST Service Shares acquired in an exchange transaction for shares of a Goldman Sachs Fund will be subject to the CDSC, if any, of the shares originally held.
¢	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, contact your Authorized Institution.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into the Fund need not meet the traditional minimum initial investment requirements for the Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs and BFDS may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	A Medallion signature guarantee may be required.

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SHAREHOLDER GUIDE

¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into the Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Funds.
¢	Exchanges into the Fund from another Goldman Sachs Fund received by the close of regular trading on the New York Stock Exchange will normally begin to accrue dividends on the next business day.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments in FST Service and FST Class C Shares Made On A Regular Basis?

You may be able to make automatic investments in FST Service and FST Class C Shares through your bank via ACH transfer or bank draft each month. The minimum dollar amount for this service is $250 for the initial investment and $50 per month for additional investments. Forms for this option are available online at www.gsamfunds.com and your Authorized Institution, or you may check the appropriate box on the account application.

Can My Distributions Be Invested In Other Goldman Sachs Funds?

You may elect to cross-reinvest distributions paid by the Fund in shares of the same class of other Goldman Sachs Funds.

¢	Shares will be purchased at NAV.
¢	You may elect to cross-reinvest into an identically registered account.
¢	You cannot make cross-reinvestments into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
¢	You should obtain and read the prospectus of the Goldman Sachs Fund into which dividends are invested.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?

You may elect to exchange automatically a specified dollar amount of shares of the Fund for shares of the same class or an equivalent class of other Goldman Sachs Funds.

¢	Shares will be purchased at NAV if a sales charge had been imposed on the initial purchase.

43

¢	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Goldman Sachs Fund into which the exchange is made depending upon the date and value of your original purchase.
¢	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
¢	Minimum dollar amount: $50 per month.
¢	You cannot make automatic exchanges into a Goldman Sachs Fund unless that Fund’s minimum initial investment requirement is met.
¢	You should obtain and read the prospectus of the Goldman Sachs Fund into which automatic exchanges are made.
¢	An exchange is considered a redemption and a purchase and therefore may be a taxable transaction.

Can I Have Systematic Withdrawals Made On A Regular Basis?

You may redeem from your account systematically via check or ACH transfer in any amount of $50 or more.

¢	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional FST Class C Shares because of the CDSCs that are imposed on certain redemptions of FST Class C Shares.
¢	Checks are normally mailed within two business days after your selected systematic withdrawal date of either the 15th or 25th of the month. ACH payments may take up to three business days to post to your account after your selected systematic withdrawal date between, and including the 3rd and 26th of the month.
¢	Each systematic withdrawal is a redemption and therefore may be a taxable transaction.
¢	The CDSC applicable to shares redeemed under the systematic withdrawal plan may be waived. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your FST Class B and FST Class C Shares and 10% of your FST Service Shares.

What Types Of Reports Will I Be Sent Regarding My Investments In FST Service, FST Class B And FST Class C Shares?

Authorized Institutions are responsible for providing to you any communication from the Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

You will be provided with a quarterly account statement. If your account is maintained and serviced by your Authorized Institution, you will receive this information from your Authorized Institution.

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SHAREHOLDER GUIDE

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting your Authorized Institution or Goldman Sachs Funds at the appropriate phone number found on the back cover of this Prospectus. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. If your account is held through an Authorized Institution, please contact the Authorized Institution to revoke your consent. The Fund does not generally provide sub-accounting services.

DISTRIBUTION AND SERVICE FEES AND SERVICES

What Are The Distribution And Service Fees Paid By FST Service, FST Class B and FST Class C Shares?

The Trust has adopted plans (each a “Plan”) under which FST Service, FST Class B and FST Class C Shares bear service fees and, in the case of FST Class B and FST Class C Shares, distribution fees paid to Goldman Sachs, some of which Goldman Sachs may pay to Authorized Institutions. These Authorized Institutions seek distribution and/or servicing fee revenues to, among other things, offset the cost of servicing small and medium sized plan investors and providing information about the Fund. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of these fees payable by the Fund. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally receives and pays the distribution and service fees on a quarterly basis.

Under the service plan and shareholder administration plan for FST Service Shares, Authorized Institutions agree to provide the following services in connection with their customers’ investments in FST Service Shares:

¢	Personal and account maintenance services
¢	Provide facilities to answer inquiries and responding to correspondence with the Authorized Institution’s customers
¢	Act as liaison between the Authorized Institution’s customers and the Trust

45

¢	Assist customers in completing application forms, selecting dividend and other options, and similar services
¢	Shareholder administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Pursuant to the FST Service Shares’ service plan and shareholder administration plan adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payments for their services from the Trust with respect to its FST Service Shares. These payments are equal to 0.25% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for shareholder administration services of the average daily net assets of the FST Service Shares of the Fund that are attributable to or held in the name of an Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of the Fund’s service fees and shareholder administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

Under the Plans for FST Class B and FST Class C Shares, Goldman Sachs is entitled to a monthly fee for distribution services equal, on an annual basis, to 0.75% of the Fund’s average daily net assets attributable to FST Class B and FST Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

¢	Compensation paid to and expenses incurred by Authorized Institutions, Goldman Sachs and their respective officers, employees and sales representatives;
¢	Commissions paid to Authorized Institutions;
¢	Allocable overhead;
¢	Telephone and travel expenses;
¢	Interest and other costs associated with the financing of such compensation and expenses;
¢	Printing of prospectuses for prospective shareholders;
¢	Preparation and distribution of sales literature or advertising of any type; and
¢	All other expenses incurred in connection with activities primarily intended to result in the sale of FST Class B and FST Class C Shares.

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SHAREHOLDER GUIDE

Goldman Sachs normally begins paying the 0.75% distribution fee for the FST Class C Shares as an ongoing commission to Authorized Institutions after the shares have been held for one year.

PERSONAL AND ACCOUNT MAINTENANCE SERVICES AND FEES FOR FST CLASS B AND FST CLASS C SHARES

Under the Plans for FST Class B and FST Class C Shares, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to 0.25% of the Fund’s average daily net assets attributable to FST Class B or FST Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Institutions and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Fund. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of FST Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Institutions after the shares have been held for one year.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Fund will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Fund’s investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Fund will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

48

TAXATION

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, the Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions of interest and short-term capital gains by the Fund paid to non-U.S. investors will be generally subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

49

Appendix A

Additional Information on the Fund

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs. The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  The Fund may invest in U.S. Treasury Obligations. Payment of principal and interest on these obligations is backed by the full faith and credit of the U.S. government. U.S. Treasury Obligations include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

The Fund may also invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

The Fund invests in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation.

50

APPENDIX A

Securities, generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

Commercial Paper.  The Fund may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by the Fund consists of direct U.S. dollar-denominated obligations of domestic issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  The Fund may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period.

51

Because there is normally no secondary market for these investments, funding agreements purchased by the Fund may be regarded as illiquid.

Repurchase Agreements.  The Fund may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, the Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, the Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to the Fund’s shareholders. In addition, the Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  The Fund may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such

52

APPENDIX A

securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Fund to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Municipal Obligations.  The Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which the Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

53

Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and the Fund’s average portfolio maturity and average portfolio life. There is a risk that the Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

54

APPENDIX A

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  The Fund may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by the Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to the Fund when it invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

55

In order to enhance the liquidity, stability or quality of a municipal obligation, the Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, the Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  The Fund may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  The Fund may invest in securities of other investment companies subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

56

APPENDIX A

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Fund may purchase various floating and variable rate obligations, including tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, the Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. The Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

57

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  The Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

Investing in restricted securities may decrease the liquidity of the Fund’s portfolio. Securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  The Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. The Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

58

APPENDIX A

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in the Fund may impact the Fund’s liquidity. These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Indirect Foreign Risks.  While the Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

59

Appendix B

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s FST Service Shares for the past five years (or since FST Class B and FST Class C Shares’ commencement of operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Service Shares
	Fiscal Years Ended August 31,					Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012		2011	2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	—	—	[d]	— [d]	— [d]	0.001	0.021 [c]
Distributions from net investment income[e]	—	—	[d]	— [d]	— [d]	(0.001)	(0.021)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.01%	0.06%	2.13%
Net assets, end of period (in 000’s)	$767,593	$764,803		$762,833	$757,826	$873,287	$1,398,311
Ratio of net expenses to average net assets	0.24%	0.29%		0.27%	0.29%	0.63%[a]	0.69%
Ratio of net investment income to average net assets	—	—	[f]	0.01%	(0.01)%	0.12%[a]	2.19%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.73%	0.73%		0.73%	0.73%	0.78%[a]	0.74%

See page 63 for footnotes.

60

APPENDIX B

	FST Class B Shares
	Fiscal Years Ended August 31,
	2013	2012		2011	2010*
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00

Net investment income	—	—	[d]	— [d]	— [d]
Distributions from net investment income[e]	—	—	[d]	— [d]	— [d]

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.01%
Net assets, end of year (in 000’s)	$4,161	$5,188		$7,762	$134,763
Ratio of net expenses to average net assets	0.25%	0.29%		0.27%	0.35%[a]
Ratio of net investment income to average net assets	—	—	[f]	0.01%	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.23%	1.23%		1.23%	0.73%[a]

See page 63 for footnotes.

61

	FST Class C Shares
	Fiscal Years Ended August 31,
	2013	2012		2011	2010*
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00

Net investment income	—	—	[d]	— [d]	— [d]
Distributions from net investment income[e]	—	—	[d]	— [d]	— [d]

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00

Total return[b]	0.01%	0.01%		0.01%	0.01%
Net assets, end of year (in 000’s)	$23,106	$26,300		$32,646	$1
Ratio of net expenses to average net assets	0.25%	0.29%		0.27%	0.36%[a]
Ratio of net investment income (loss) to average net assets	—	—	[f]	0.01%	(0.37)%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.23%	1.23%		1.23%	1.03%[a]

See page 63 for footnotes.

62

APPENDIX B

Footnotes:

*	Commenced May 14, 2010.
^	The Fund changed its fiscal year end from December 31 to August 31.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.
d	Amount is less than $0.0005 per share.
e	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
f	Amount is less than 0.005% of average net assets.

63

Financial Square Prime Obligations Fund

Prospectus (FST Service, FST Class B and FST Class C Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Fund and its policies is also available in the Fund’s SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the SAI at the Fund’s website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-526-7384
¢ By mail:	Goldman Sachs Funds c/o BFDS P.O. Box 219711 Kansas City, MO 64141-9711
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSRETPRO13	The Fund’s investment company registration number is 811-05349. GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Cash Management Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: GFOXX

¢	Money Market Fund: GSCXX

¢	Treasury Obligations Fund: GTOXX

¢	Treasury Instruments Fund: GICXX

¢	Government Fund: GVCXX

¢	Federal Fund: GFCXX

¢	Tax-Free Money Market Fund: GXCXX

¢	Tax-Exempt California Fund: IECXX

¢	Tax-Exempt New York Fund: IENXX

1	Prime Obligations Fund – Summary

5	Money Market Fund – Summary

10	Treasury Obligations Fund – Summary

14	Treasury Instruments Fund – Summary

18	Government Fund – Summary

22	Federal Fund – Summary

26	Tax-Free Money Market Fund – Summary

31	Tax-Exempt California Fund – Summary

36	Tax-Exempt New York Fund – Summary

41	Financial Square Funds – Additional Summary Information

42	Investment Management Approach

55	Risks of the Funds

61	Service Providers

66	Distributions

68	Shareholder Guide

68 How to Buy Shares

75 How to Sell Shares

83	Taxation

86	Appendix A Additional Information on the Funds

99	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a

1

5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

2

Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares

3

from year to year, and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

4

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management

5

Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any

6

other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

7

¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.01%	0.01%

8

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

9

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management

10

Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

11

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions , an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense

12

limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

13

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management

14

Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

15

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense

16

limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.00%	0.00%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

17

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a

18

5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions.

19

Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares

20

from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

21

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a

22

5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$102	$325	$566	$1,257

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

23

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is

24

available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

25

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.30%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management

26

Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$323	$564	$1,255

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

27

¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a

28

perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘12 +0.01% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Cash Management Shares (Inception 5/14/10)	0.01%	0.02%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

29

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

30

Tax-Exempt California Fund—Summary

Investment Objective

The Tax-Exempt California Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from California personal income tax by investing in obligations the interest on which is exempt from these taxes (“California Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt California Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.35%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.56%
Service and Administration Fees	0.50%
All Other Expenses	0.06%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver[1]	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver	0.98%

[1]	Goldman, Sachs & Co. has agreed to limit the amount of annual distribution fees payable by the Fund to 0.07% of the Fund’s average daily net assets attributable to FST Cash Management Shares. This arrangement will remain in place through at least December 29, 2014, and prior to such date Goldman, Sachs & Co. may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

31

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$100	$404	$730	$1,654

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

California Risk.  The Fund intends to invest primarily in California Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and

32

political sub-divisions. If California or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations continue to experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢

Municipal Securities Risk.  Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of

33

similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additionally regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown.

34

Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.68% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Cash Management Shares (Inception 5/1/98)	0.02%	0.22%	0.82%	1.12%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

35

Tax-Exempt New York Fund—Summary

Investment Objective

The Tax-Exempt New York Fund (the “Fund”) seeks to provide shareholders, to the extent consistent with preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Fund seeks to provide shareholders with income exempt from New York State and New York City personal income taxes by investing in obligations the interest on which is exempt from these taxes (“New York Obligations”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Exempt New York Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.35%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.57%
Service and Administration Fees	0.50%
All Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.42%
Fee Waiver[1]	(0.43)%
Total Annual Fund Operating Expenses After Fee Waiver	0.99%

[1]	Goldman, Sachs & Co. has agreed to limit the amount of annual distribution fees payable by the Fund to 0.07% of the Fund’s average daily net assets attributable to FST Cash Management Shares. This arrangement will remain in place through at least December 29, 2014, and prior to such date Goldman, Sachs & Co. may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

36

The Example assumes that you invest $10,000 in FST Cash Management Shares of the Fund for the time periods indicated and then redeem all of your FST Cash Management Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Cash Management Shares	$101	$407	$735	$1,665

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of the bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of

37

securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same, geographic region state or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢

New York Risk.  The Fund intends to invest primarily in New York Obligations. The Fund’s investments are, therefore, affected by political and economic developments within this state, and by the financial condition of this state, its public authorities and political sub-divisions. If New York or any of its local governmental entities are unable to meet their financial obligations, the Fund’s income, NAV, and ability to

38

preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of New York Obligations may experience difficulties in the current economic and political environment. The Fund is classified as “non-diversified” for regulatory purposes.

¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends and state tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Cash Management Shares from year to year; and (b) the average annual total returns of the Fund’s FST Cash Management Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Cash Management Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q2 ‘07 +0.69% Worst Quarter Q1 ‘12 0.00%

39

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	5 Years	10 Years	Since Inception
FST Cash Management Shares (Inception 5/1/98)	0.01%	0.24%	0.83%	1.19%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 41 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 41 of this Prospectus.

40

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Cash Management Shares may be purchased only through institutions that have agreed to provide administration and personal and account maintenance services to their customers who are the beneficial owners of FST Cash Management Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Cash Management Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Cash Management Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

41

Investment Management Approach

INVESTMENT OBJECTIVES

Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market Funds:  The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Tax-Exempt California and Tax-Exempt New York Funds:  The Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders, to the extent consistent with the preservation of capital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in municipal obligations. In addition, the Tax-Exempt California and Tax-Exempt New York Funds seek to provide shareholders with income exempt from California personal income tax and New York State and New York City personal income taxes, respectively, by investing in California Obligations and New York Obligations, respectively.

The investment objective of each Fund (except the Tax-Exempt California and Tax-Exempt New York Funds’ objectives of providing shareholders with income exempt from California State and New York State and New York City personal income tax, respectively) cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25%

42

INVESTMENT MANAGEMENT APPROACH

of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

43

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

Tax-Exempt California Fund

The Tax-Exempt California Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in California Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not California Obligations when acceptable California Obligations are not available or when market conditions dictate a defensive posture.

44

INVESTMENT MANAGEMENT APPROACH

Tax-Exempt New York Fund

The Tax-Exempt New York Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. In addition, the Fund will invest at least 80% of its Net Assets in New York Obligations. The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes or in municipal obligations that are not New York Obligations when acceptable New York Obligations are not available or when market conditions dictate a defensive posture.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund

45

eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.

¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result: An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

46

INVESTMENT MANAGEMENT APPROACH

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Funds: Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds.
¢	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.

47

¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer with these exceptions: (a) the Tax-Exempt California and Tax-Exempt New York Funds may each invest up to 25% of their total assets in five or fewer issuers; and (b) each of the other Funds may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). Each of the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary section are applicable only to the time period covered by the bar chart.

48

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

49

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Tax-Exempt California				¢ Tax-exempt only

Tax-Exempt New York				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 54 for all footnotes.

50

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

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Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies
Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]
Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]
Treasury Obligations
Treasury Instruments
Government				¢ Up to 10% of total assets in other investment companies[8]
Federal
Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]
Tax-Exempt California	¢ At least 80% of net assets in tax-exempt municipal obligations and at least 80% of net assets in California obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]
Tax-Exempt New York	¢ At least 80% of net assets in tax-exempt municipal obligations and at least 80% of net assets in New York obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 54 for all footnotes.

52

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous
¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.
¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.
	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.
	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.
	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.
	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.
¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.
¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and California State	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.
¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal, New York State and New York City	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

53

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

54

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risks

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund

Banking Industry	•	✓

California or New York								✓	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓	✓	✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓	✓	✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓	✓	✓

Tax							✓	✓	✓

U.S. Government Securities	✓	✓			✓	✓

■

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market,

55

fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

■	California or New York Risks—The Tax-Exempt California and Tax-Exempt New York Funds intend to invest primarily in California Obligations and New York Obligations, respectively. The investments of these Funds are, therefore, affected by political and economic developments within these states, and by the financial condition of these states, their public authorities and political sub-divisions. If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, and ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Issuers of California Obligations and New York Obligations continue to experience, or may experience, difficulties in the current economic and political environment. The Tax-Exempt California and Tax-Exempt New York Funds are classified as “non-diversified” for regulatory purposes. See Appendix A in this Prospectus for more information concerning the risks of investing in California and New York.
■	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

■

Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the

56

RISKS OF THE FUNDS

United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

■	Geographic and Sector Risk—If a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
■	Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
■	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or

57

control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

■	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
■	Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

■

Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the

58

RISKS OF THE FUNDS

issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

■	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
■	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
■

Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of a Fund’s portfolio holdings and/or the ability of a Fund to pay federal tax-exempt dividends (in the case of the Tax-Free Money Market,

59

Tax-Exempt California and Tax-Exempt New York Funds) and state tax-exempt dividends (in the case of the Tax-Exempt California and Tax-Exempt New York Funds). These Funds would not be suitable investments within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

■	U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

60

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”)	Prime Obligations
200 West Street	Money Market
New York, New York 10282	Treasury Obligations
Treasury Instruments
Government
Federal
Tax-Free Money Market
Tax-Exempt California
Tax-Exempt New York

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

61

¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%
Tax-Exempt California	0.35%	0.10%
Tax-Exempt New York	0.35%	0.08%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

62

SERVICE PROVIDERS

The Investment Adviser has agreed to reduce or limit each Fund’s (with the exception of the Tax-Exempt California and Tax-Exempt New York Funds) “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. The Investment Adviser has agreed to reduce or limit each of the Tax-Exempt California and Tax-Exempt New York Funds’ “Total Annual Fund Operating Expenses” (excluding acquired fund fees and expenses, distribution fees, service and administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses) equal on an annualized basis to 0.434% of each Fund’s average daily net assets. A Fund’s “Other Expenses” or “Total Annual Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreements for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

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ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a

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SERVICE PROVIDERS

long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.
Tax-Exempt California	4:00 p.m.
Tax-Exempt New York	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net

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DISTRIBUTIONS

short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Cash Management Shares (“Cash Management Shares”).

HOW TO BUY SHARES

How Can I Purchase Cash Management Shares Of The Funds?

Generally, Cash Management Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Cash Management Shares directly from the Funds. Customers of an Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Cash Management Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from a Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms;
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds – (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

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What Should I Know When I Purchase Shares Through an Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Cash Management Shares:

¢	Personal and account maintenance services
¢	Provide facilities to answer inquiries and respond to correspondence
¢	Act as liaison between the Authorized Institution’s customers and the Goldman Sachs Trust (the “Trust”)
¢	Assist customers in completing application forms, selecting dividend and other options, and similar services
¢	Administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and confirmation statements and may designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust.

Pursuant to service plans adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payment for their services from the Trust of up to 0.50% (annualized) of the average daily net assets of the Cash Management Shares of the Funds that are attributable to or held in the name of a Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make additional payments or provide services to Authorized Institutions to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are in addition to the distribution, service and administration fees

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described in this Prospectus. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Cash Management Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Cash Management Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are

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entitled to different services than Cash Management Shares. Information regarding other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Cash Management Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Cash Management Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Cash Management Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer

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identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the forgoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in

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any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Cash Management Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Cash Management Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal, Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢

On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for

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purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

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When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Exempt California and Tax-Exempt New York Funds:
¢ By 1:00 p.m. Eastern Time
Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Cash Management Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of a Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution) in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to

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an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through an Authorized Institution?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee

Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not

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employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Exempt California and Tax-Exempt New York Funds:
¢ By 12:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

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Redemption Request Received	Redemption Proceeds	Dividends
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

¢	Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of each of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.
¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢

To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.

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¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢

Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified

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accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Cash Management Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.

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SHAREHOLDER GUIDE

¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Distribution Fees Paid By Cash Management Shares?

The Trust has adopted distribution plans (the “Plans”) under which Cash Management Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

Under the Plans, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.30% (in the case of each Fund except Tax-Exempt California and Tax-Exempt New York Funds) or 0.50% (in the case of Tax-Exempt California and Tax-Exempt New York Funds) of a Fund’s average daily net assets attributed to Cash Management Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s distribution fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

¢	Compensation paid to and expenses incurred by Authorized Institutions, Goldman Sachs and their respective officers, employees and sales representatives;
¢	Commissions paid to Authorized Institutions;
¢	Allocable overhead;
¢	Telephone and travel expenses;
¢	Interest and other costs associated with the financing of such compensation and expenses;
¢	Printing of prospectuses for prospective shareholders;
¢	Preparation and distribution of sales literature or advertising of any type; and
¢	All other expenses incurred in connection with activities primarily intended to result in the sale of Cash Management Shares.

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What Types Of Reports Will I Be Sent Regarding My Investments In Cash Management Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Cash Management Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were

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paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

Distributions from the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Funds intend to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund, Tax-Free Money Market Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding

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TAXATION

requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury

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APPENDIX A

and certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct

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U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

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APPENDIX A

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in

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addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a

90

APPENDIX A

substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

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Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

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APPENDIX A

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or

93

interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity

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APPENDIX A

supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

95

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Risks and Policies Applicable to the Tax-Exempt Funds:

Fundamental Policies.  As a matter of fundamental policy, at least 80% of the net assets of the Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental policy, at least 80% of the Tax-Exempt California and Tax-Exempt New York Funds’ net assets will be invested in California and New York municipal obligations, respectively, except in extraordinary circumstances.

For these purposes, California and New York municipal obligations are obligations issued by or on behalf of the State of California or the State of New York, respectively, and their respective political subdivisions, agencies and instrumentalities and the government of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California State personal income tax or New York State and New York City personal income tax. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Funds, in municipal obligations that are not California or New York municipal obligations, respectively, when acceptable California and New York municipal

96

APPENDIX A

obligations are not available or when the Investment Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Tax-Exempt California and Tax-Exempt New York Funds’ distributions of interest from municipal obligations other than California and New York municipal obligations, respectively, may be subject to California and New York State and New York City personal income taxes. In addition, dividends paid by the Funds may be subject to state corporate franchise and corporate income taxes, if applicable.

Risks of Investing in California and New York:  The Tax-Exempt California and Tax-Exempt New York Funds concentrate their investments in California and New York municipal obligations, respectively. Consequently, these Funds are more susceptible to factors adversely affecting issuers of California and New York municipal obligations, and may be riskier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

The Tax-Exempt California Fund’s investments can be affected by political and economic developments within the State of California (“California”), and by the financial condition of California’s public authorities and political subdivisions. California voters in the past have approved amendments to the California Constitution and other measures that limit the taxing and spending authority of California government entities, and future initiatives could result in adverse consequences affecting California municipal obligations. In part as a result of such initiatives, both the state and local governments in California face fiscal difficulties in varying degrees.

These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

The Tax-Exempt New York Fund’s investments will be affected by political and economic developments within the State of New York (the “State”), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the “City”). Certain substantial issuers of New York municipal obligations (including issuers whose obligations may be acquired by the Fund) have, at times, experienced serious financial difficulties. The default or credit rating downgrade of one of these issuers could affect the market values and marketability of all New York municipal obligations and hurt the Fund’s investment performance. However, strong demand for New York municipal obligations has also at times had the effect of permitting New York municipal obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other

97

jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York municipal obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York municipal obligations. The occurrence of any such default could materially affect adversely the market values and marketability of all New York municipal obligations and, consequently, the value of the Fund’s holdings. These factors, among others (including the outcome of pending litigation involving the state or its localities), could affect the credit ratings of New York municipal obligations. A more detailed discussion of the risks of investing in New York is included in the SAI.

If California, New York, or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Funds is a diversified fund under the Investment Company Act (except to the extent that diversification is required by Rule 2a-7 or for federal income tax purposes). Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Funds may be exposed to greater risk in that an adverse change in the condition of one or a small number of issuers would have a greater impact on them.

In addition to the risk of nonpayment of California or New York municipal obligations, if any of those obligations declines in quality and is downgraded by an NRSRO, it may become ineligible for purchase by the Funds. Since there are large numbers of buyers of these instruments, the supply of California or New York municipal obligations that are eligible for purchase by the Funds could become inadequate at certain times.

98

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past five years or less (as applicable). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [b]	— [b]	— [b]	— [b]
Distributions from net investment income[c]	— [b]	— [b]	— [b]	— [b]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[d]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$29,973
Ratio of net expenses to average net assets	0.18%	0.18%	0.32%	0.36%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.03%	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%	1.03%	1.03%	1.23%[a]

See page 108 for all footnotes.

99

MONEY MARKET FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [b]	— [b]	— [b]	— [b]
Distributions from net investment income[c]	— [b]	— [b]	— [b]	— [b]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[d]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.18%	0.18%	0.40%	0.48%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	(0.07)%	(0.22)%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%	1.03%	1.03%	0.97%[a]

See page 108 for all footnotes.

100

APPENDIX B

TREASURY OBLIGATIONS FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [b]	— [b]	— [b]	— [b]
Distributions from net investment income[c]	— [b]	— [b]	— [b]	— [b]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[d]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.14%	0.12%	0.15%	0.20%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.10%	(0.04)%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%	1.03%	1.03%	1.02%[a]

See page 108 for all footnotes.

101

TREASURY INSTRUMENTS FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013		2012	2011	2010*
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income	—	[b]	— [b]	— [b]	— [b]
Distributions from net investment income[c]	—	[b]	— [b]	— [b]	— [b]

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return[d]	—		0%	0.01%	0.01%
Net assets, end of period (in 000s)	$1		$1	$1	$1
Ratio of net expenses to average net assets	0.10%		0.07%	0.11%	0.14%[a]
Ratio of net investment income to average net assets	—		0.40%	0.23%	0.09%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%		1.03%	1.03%	0.73%[a]

See page 108 for all footnotes.

102

APPENDIX B

GOVERNMENT FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011		2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00

Net investment income	— [b]	— [b]	—	[b]	— [b]
Distributions from net investment income[c]	— [b]	— [b]	—	[b]	— [b]

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00

Total return[d]	0.01%	0.01%	0.01%		0.01%
Net assets, end of period (in 000s)	$1	$1	$1		$1
Ratio of net expenses to average net assets	0.18%	0.18%	0.22%		0.30%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	—	[e]	(0.18)%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%	1.03%	1.03%		1.03%[a]

See page 108 for all footnotes.

103

FEDERAL FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013	2012		2011		2010*
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00

Net investment income	— [b]	—	[b]	—	[b]	—	b
Distributions from net investment income[c]	— [b]	—	[b]	—	[b]	—	[b]

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00

Total return[d]	0.01%	0.01%		0.01%		0.01%
Net assets, end of period (in 000s)	$47,993	$175,249		$151,472		$210,167
Ratio of net expenses to average net assets	0.14%	0.12%		0.18%		0.24%[a]
Ratio of net investment income to average net assets	—	—	[e]	—	[e]	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%	1.03%		1.03%		1.03%[a]

See page 108 for all footnotes.

104

APPENDIX B

TAX-FREE MONEY MARKET FUND

	FST Cash Management Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [b]	— [b]	— [b]	— [b]
Distributions from net investment income[c]	— [b]	— [b]	— [b]	— [b]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[d]	0.01%	0.01%	0.02%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.15%	0.17%	0.31%	0.40%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.11%	0.04%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.03%	1.03%	1.03%	1.02%[a]

See page 108 for all footnotes.

105

TAX-EXEMPT CALIFORNIA FUND

	FST Cash Management Shares
	Fiscal Years Ended August 31,					Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012	2011	2010		2009^	2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Net investment income	— [b]	— [b]	— [b]	—	[b]	— [b]	0.011
Distributions from net investment income	— [b]	— [b]	— [b]	—	b	— [b]	(0.011)†

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00

Total return[d]	0.02%	0.01%	0.01%	0.01%		0.01%	1.05%
Net assets, end of period (in 000s)	$1	$1	$1	$1		$1	$1
Ratio of net expenses to average net assets	0.15%	0.15%	0.24%	0.30%		0.52%[a]	0.84%
Ratio of net investment income (loss) to average net assets	0.39%	0.29%	0.09%	(0.08)%		(0.09)%[a]	1.18%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.41%	1.48%	1.50%	0.96%		1.49%[a]	1.46%

^	The Fund changed its fiscal year from December 31 to August 31.

†	Amount includes $0.00021 of distributions from net realized gains for the fiscal year ended as of December 31, 2008.

See page 108 for all other footnotes.

106

APPENDIX B

TAX-EXEMPT NEW YORK FUND

	FST Cash Management Shares
	Fiscal Years Ended August 31,				Period Ended August 31,	Fiscal Year Ended December 31,
	2013	2012	2011	2010	2009^	2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	— [b]	— [b]	— [b]	— [b]	— [b]	0.011
Distributions from net investment income	— [b]	— [b]	— [b]	— [b]	— [b]	(0.011)†

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[d]	0.01%	0.01%	0.03%	0.03%	0.01%	1.14%
Net assets, end of period (in 000s)	$1	$1	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.14%	0.16%	0.22%	0.30%	0.48%[a]	0.90%
Ratio of net investment income to average net assets	0.39%	0.39%	0.08%	(0.03)%	0.02%[a]	1.11%
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	1.42%	1.52%	1.55%	0.96%	1.49%[a]	1.47%

^	The Fund changed its fiscal year from December 31 to August 31.

†	Amount includes $0.0003 of distributions from net realized gains for the fiscal year ended December 31, 2008.

See page 108 for all other footnotes.

107

Footnotes:

*	Commenced May 14, 2010.
a	Annualized.
b	Amount is less than $0.0005 per share.
c	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
d	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
e	Amount is less than 0.005% of average net assets.

108

Financial Square Funds

Prospectus (FST Cash Management Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors, or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSCMPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Premier Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: GOPXX

¢	Money Market Fund: GPRXX

¢	Treasury Obligations Fund: GTPXX

¢	Treasury Instruments Fund: GIPXX

¢	Government Fund: GGPXX

¢	Federal Fund: GFPXX

¢	Tax-Free Money Market Fund: GXPXX

1	Prime Obligations Fund – Summary

6	Money Market Fund – Summary

11	Treasury Obligations Fund – Summary

15	Treasury Instruments Fund – Summary

19	Government Fund – Summary

23	Federal Fund – Summary

27	Tax-Free Money Market Fund – Summary

32	Financial Square Funds – Additional Summary Information

33	Investment Management Approach

45	Risks of the Funds

51	Service Providers

56	Distributions

58	Shareholder Guide

58 How to Buy Shares

65 How to Sell Shares

72	Taxation

74	Appendix A Additional Information on the Funds

85	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of

1

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

2

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

3

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

4

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

5

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of

6

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
¢

Credit/Default Risk.  An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate

7

rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

8

¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.01%	0.01%

9

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

10

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

11

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have

12

an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

13

the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.01%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

14

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of

15

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

16

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

17

the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.00%	0.00%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

18

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

19

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

20

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The

21

Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

22

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year

23

and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$56	$183	$321	$723

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing

24

buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during

25

the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

26

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Other Expenses	0.37%
Service Fees	0.10%
Administration Fees	0.25%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.58%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.53%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Premier Shares of the Fund for the time periods indicated and then redeem all of your FST Premier Shares at the end of

27

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Premier Shares	$54	$181	$319	$721

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

28

¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a

29

perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Premier Shares from year to year; and (b) the average annual total returns of the Fund’s FST Premier Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Premier Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘12 +0.01% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Premier Shares (Inception 5/14/10)	0.01%	0.02%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

30

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 32 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 32 of this Prospectus.

31

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Premier Shares may be purchased only through institutions that have agreed to provide certain personal and account maintenance services and administration services to their customers who are the beneficial owners of FST Premier Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Premier Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Premier Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

32

Investment Management Approach

INVESTMENT OBJECTIVE

Each Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to maintain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

33

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

34

INVESTMENT MANAGEMENT APPROACH

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

35

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:   An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

36

INVESTMENT MANAGEMENT APPROACH

3.   Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;
¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Fund: Tax-Free Money Market Fund.
¢

The Investors:   The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified

37

legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.
¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary are applicable only to the time period covered by the bar chart.

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INVESTMENT MANAGEMENT APPROACH

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

39

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Note: See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

40

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

41

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 44 for all footnotes.

42

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous

¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

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[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

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Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

Banking Industry	•	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓

Tax							✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and

45

regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢	Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
¢	Geographic and Sector Risk—If the Tax-Free Money Market Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
¢

Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

46

RISKS OF THE FUNDS

¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢

Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

47

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢	Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

48

RISKS OF THE FUNDS

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.
¢

U.S. Government Securities Risk—The risk that the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the

49

future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

50

Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Government Federal Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

51

¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

52

SERVICE PROVIDERS

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund. Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking,

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broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the

54

SERVICE PROVIDERS

values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

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DISTRIBUTIONS

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Premier Shares (“Premier Shares”).

HOW TO BUY SHARES

How Can I Purchase Premier Shares Of The Funds?

Generally, Premier Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Premier Shares directly from the Funds. Customers of an Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Premier Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds – (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of after receipt.

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What Should I Know When I Purchase Shares Through An Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Premier Shares:

¢	Personal and account maintenance services
¢	Provide facilities to answer inquiries and respond to correspondence
¢	Act as liaison between the Authorized Institution’s customers and the Goldman Sachs Trust (the “Trust”)
¢	Assist customers in completing application forms, selecting dividend and other options, and similar services
¢	Administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statements and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, may designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan and administration plan adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payment for their services from the Trust. These payments are equal to 0.10% (annualized) for personal and account maintenance services plus an additional 0.25% (annualized) for administration services of the average daily net assets of the Premier Shares of the Funds that are attributable to or held in the name of the Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service fees and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make additional payments or provide services to Authorized Institutions to promote the sale,

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distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. These payments are in addition to the service fees and administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Premier Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institutions may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Premier Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect

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performance), have different minimum investment requirements and are entitled to different services than Premier Shares. Information regarding other share classes may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Premier Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Premier Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Premier Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

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What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding the forgoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may

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SHAREHOLDER GUIDE

not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Premier Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Premier Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended

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closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal

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Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Premier Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to you by check or wire (if the wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

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Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through An Authorized Institution?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent

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(unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day	Not earned on day request is received

	Checks sent next business day	Earned on day request is received

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¢	Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.
¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

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The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢	Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Premier Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially

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modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.
¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types Of Reports Will I Be Sent Regarding My Investments In Premier Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their

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customers who are the beneficial owners of Premier Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

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TAXATION

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government,

74

APPENDIX A

including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct

75

U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

76

APPENDIX A

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in

77

addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a

78

APPENDIX A

substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

79

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds which would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

80

APPENDIX A

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or

81

interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.

Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity

82

APPENDIX A

supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

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Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Policy Applicable to the Tax-Free Money Market Fund—Fundamental Policy.  As a matter of fundamental policy, at least 80% of the Net Assets of the Tax-Free Money Market Fund will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Fund may temporarily invest in taxable money market instruments when the Investment Adviser believes that market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Fund. In addition, dividends paid by the Fund may be subject to state corporate franchise and corporate income taxes, if applicable.

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Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance since the FST Premier Shares’ commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	— [c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.18%	0.18%	0.23%	0.34%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.30%	0.11%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%	0.58%	0.58%	0.58%[a]

See page 92 for all footnotes.

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MONEY MARKET FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013		2012	2011		2010*
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00

Net investment income	—	[c]	— [c]	—	[c]	— [c]
Distributions from net investment income[d]	—	[c]	— [c]	—	[c]	— [c]

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total return[b]	0.01%		0.01%	0.01%		0.01%
Net assets, end of period (in 000s)	$30,335		$28,554	$10,572		$1
Ratio of net expenses to average net assets	0.28%		0.35%	0.29%		0.40%[a]
Ratio of net investment income to average net assets	—	[e]	0.01%	—	[e]	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%		0.58%	0.58%		0.58%[a]

See page 92 for all footnotes.

86

APPENDIX B

TREASURY OBLIGATIONS FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013		2012	2011	2010*
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income	—	[c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	—	[c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$97,655		$124,439	$121,171	$125,136
Ratio of net expenses to average net assets	0.14%		0.12%	0.15%	0.21%[a]
Ratio of net investment income to average net assets	—	[e]	0.01%	0.01%	0.13%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%		0.58%	0.58%	0.57%[a]

See page 92 for all footnotes.

87

TREASURY INSTRUMENTS FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013		2012		2011		2010*
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	—	[c]	—	[c]	—	[c]	— [c]
Distributions from net investment income[d]	—	[c]	—	[c]	—	[c]	— [c]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return[b]	—		—	[f]	0.01%		0.01%
Net assets, end of period (in 000s)	$360,992		$401,333		$429,876		$370,801
Ratio of net expenses to average net assets	0.10%		0.07%		0.11%		0.14%[a]
Ratio of net investment income to average net assets	—	[e]	—	[e]	—	[e]	—%[a,e]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%		0.58%		0.58%		0.58%[a]

See page 92 for all footnotes.

88

APPENDIX B

GOVERNMENT FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013		2012	2011	2010*
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income	—	[c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	—	[c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return[b]	0.01%		0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$5,416		$5,594	$1	$1
Ratio of net expenses to average net assets	0.20%		0.21%	0.22%	0.18%[a]
Ratio of net investment income to average net assets	—	[e]	0.01%	0.28%	0.25%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%		0.58%	0.58%	0.58%[a]

See page 92 for all footnotes.

89

FEDERAL FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013		2012		2011		2010*
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	—	[c]	—	[c]	—	[c]	— [c]
Distributions from net investment income[d]	—	[c]	—	[c]	—	[c]	— [c]

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return[b]	0.01%		0.01%		0.01%		0.01%
Net assets, end of period (in 000s)	$1,137,540		$1,313,277		$1,298,287		$1,479,302
Ratio of net expenses to average net assets	0.14%		0.12%		0.18%		0.24%[a]
Ratio of net investment income to average net assets	—	[e]	—	[e]	—	[e]	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%		0.58%		0.58%		0.58%[a]

See page 92 for all footnotes.

90

APPENDIX B

TAX-FREE MONEY MARKET FUND

	FST Premier Shares
	For the Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	— [c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.02%	0.01%
Net assets, end of period (in 000s)	$572,262	$565,678	$564,168	$544,328
Ratio of net expenses to average net assets	0.16%	0.18%	0.26%	0.30%[a]
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.58%	0.58%	0.58%	0.57%[a]

See page 92 for all footnotes.

91

Footnotes:

*	Commenced May 14, 2010.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Amount is less than $0.0005 per share.
d	Distributions may not coincide with current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
e	Amount is less than 0.005% of average net assets.
f	Amount is less than 0.005%.

92

Financial Square Funds

Prospectus (FST Premier Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSPREMPRO13

The Funds’ investment company registration number is 811-05349.
Goldman Sachs Financial Square  FundsSM is a service mark of Goldman,  Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

Prospectus

FST Resource

Shares

December 27, 2013

GOLDMAN SACHS FINANCIAL SQUARE FUNDSSM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

¢	Prime Obligations Fund: GBRXX

¢	Money Market Fund: GREXX

¢	Treasury Obligations Fund: GTRXX

¢	Treasury Instruments Fund: GIRXX

¢	Government Fund: GVRXX

¢	Federal Fund:
GFRXX

¢	Tax-Free Money Market Fund: GXRXX

1	Prime Obligations Fund – Summary

6	Money Market Fund – Summary

11	Treasury Obligations Fund – Summary

15	Treasury Instruments Fund – Summary

19	Government Fund – Summary

24	Federal Fund – Summary

29	Tax-Free Money Market Fund – Summary

34	Financial Square Funds – Additional Summary Information

35	Investment Management Approach

47	Risks of the Funds

53	Service Providers

58	Distributions

60	Shareholder Guide

60 How to Buy Shares

67 How to Sell Shares

74	Taxation

76	Appendix A Additional Information on the Funds

87	Appendix B Financial Highlights

Prime Obligations Fund—Summary

Investment Objective

The Prime Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Prime Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

1

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have

2

an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

3

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

4

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

5

Money Market Fund—Summary

Investment Objective

The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not unilaterally terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

6

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

7

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢

Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital

8

infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.01%	0.01%

9

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

10

Treasury Obligations Fund—Summary

Investment Objective

The Treasury Obligations Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Obligations Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

11

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”). The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have

12

an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown.

13

Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

14

Treasury Instruments Fund—Summary

Investment Objective

The Treasury Instruments Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Treasury Instruments Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of

15

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by investing only in U.S. Treasury Obligations, which include securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government (“U.S. Treasury Obligations”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities

16

can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.

¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown.

17

Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q4 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.00%	0.00%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

18

Government Fund—Summary

Investment Objective

The Government Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Government Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not unilaterally terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

19

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing, directly or indirectly, only in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and repurchase agreements collateralized by such securities.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

20

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

21

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for the FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q3 ‘11 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

22

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

23

Federal Fund—Summary

Investment Objective

The Federal Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Federal Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.025% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

24

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$87	$278	$485	$1,082

Principal Strategy

The Fund pursues its investment objective by limiting its investments only to obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), the interest from which is generally exempt from state income taxation.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

25

¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from

26

year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q1 ‘11 0.00% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.01%	0.01%

Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-deferred arrangements may become taxable upon withdrawal from such arrangements.

27

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

28

Tax-Free Money Market Fund—Summary

Investment Objective

The Tax-Free Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Tax-Free Money Market Fund
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.21%
Distribution (12b-1) Fees	0.15%
Other Expenses	0.52%
Service and Administration Fees	0.50%
All Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%

[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund’s average daily net assets through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Resource Shares of the Fund for the time periods indicated and then redeem all of your FST Resource Shares at the end of

29

those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FST Resource Shares	$85	$276	$483	$1,080

Principal Strategy

The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Principal Risks of the Fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

¢	Credit/Default Risk. An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.

30

¢	Geographic and Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so concentrated.
¢	Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
¢	Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
¢	Municipal Securities Risk. Municipal securities are subject to certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.
¢	Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a

31

perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

¢	Tax Risk. Future legislative or administrative changes or court decisions may materially affect the value of the Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.

Performance

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Resource Shares from year to year; and (b) the average annual total returns of the Fund’s FST Resource Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-621-2550.

TOTAL RETURN	CALENDAR YEAR

The total return for FST Resource Shares for the 9-month period ended September 30, 2013 was 0.00%. Best Quarter Q4 ‘12 +0.01% Worst Quarter Q1 ‘12 0.00%

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2012	1 Year	Since Inception
FST Resource Shares (Inception 5/14/10)	0.01%	0.02%

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Portfolio Management

Goldman Sachs Asset Management, L.P. is the investment adviser for the Fund (the “Investment Adviser” or “GSAM”).

Buying and Selling Fund Shares

For important information about purchase and sale of Fund shares, please see “Buying and Selling Fund Shares” on page 34 of this Prospectus.

Tax Information

The Fund’s distributions that are designated as “exempt interest dividends” are generally not subject to federal income tax. To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes. The Fund intends to avoid investments which pay interest that is a preference item in determining AMT liability.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see “Payments to Broker-Dealers and Other Financial Intermediaries” on page 34 of this Prospectus.

33

Financial Square Funds – Additional Summary Information

Buying and Selling Fund Shares

Generally, FST Resource Shares may be purchased only through institutions that have agreed to provide certain administration and personal and account maintenance services to their customers who are the beneficial owners of FST Resource Shares (“Authorized Institutions”). The minimum initial investment requirement imposed upon Authorized Institutions for the purchase of FST Resource Shares is generally $10 million, and there is no minimum imposed upon additional investments. Authorized Institutions may, however, impose a minimum amount for initial and additional investments in FST Resource Shares, and may establish other requirements such as a minimum account balance.

You may purchase and redeem (sell) shares of the Fund on any business day through an Authorized Institution.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through an Authorized Institution, the Fund and/or its related companies may pay the Authorized Institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

34

Investment Management Approach

INVESTMENT OBJECTIVE

Each Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund.

PRINCIPAL INVESTMENT STRATEGIES

Prime Obligations Fund

The Prime Obligations Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

In order to obtain a rating from a rating organization, the Prime Obligations Fund may be subject to additional investment restrictions.

Money Market Fund

The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

In order to maintain a rating from a rating organization, the Money Market Fund may be subject to additional investment restrictions.

Treasury Obligations Fund

The Treasury Obligations Fund pursues its investment objective by investing only in U.S. Treasury Obligations. The Fund may also invest in repurchase agreements collateralized by U.S. Treasury Obligations. The Fund’s policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is a fundamental investment restriction.

35

In order to maintain a rating from a rating organization, the Treasury Obligations Fund may be subject to additional investment restrictions.

Treasury Instruments Fund

The Treasury Instruments Fund pursues its investment objective by investing only in U.S. Treasury Obligations, the interest from which is generally exempt from state income taxation. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Treasury Instruments Fund may be subject to additional investment restrictions.

Government Fund

The Government Fund pursues its investment objective by investing, directly or indirectly, only in U.S. Government Securities and repurchase agreements collateralized by such securities. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Government Fund may be subject to additional investment restrictions.

Federal Fund

The Federal Fund pursues its investment objective by limiting its investments only to U.S. Government Securities, the interest from which is generally exempt from state income taxation. To the extent required by SEC regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in the particular type of investment suggested by its name.

In order to maintain a rating from a rating organization, the Federal Fund may be subject to additional investment restrictions.

36

INVESTMENT MANAGEMENT APPROACH

Tax-Free Money Market Fund

The Tax-Free Money Market Fund pursues its investment objective by investing at least 80% of its Net Assets in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the AMT. The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund to invest in short-term taxable instruments for temporary investment purposes.

In order to maintain a rating from a rating organization, the Tax-Free Money Market Fund may be subject to additional investment restrictions.

All Funds

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.

Goldman Sachs’ Money Market Investment Philosophy:

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Financial Square Funds (each a “Fund”, and collectively the “Funds”). GSAM is referred to in this Prospectus as the “Investment Adviser.”

The Funds are managed to seek preservation of capital, daily liquidity and maximum current income. With each Fund, the Investment Adviser follows a conservative, risk-managed investment process that seeks to:

¢	Manage credit risk
¢	Manage interest rate risk
¢	Manage liquidity

37

INVESTMENT PROCESS

1.  Managing Credit Risk

The Investment Adviser’s process for managing credit risk emphasizes:

¢	Intensive research—The Credit Department, a separate operating entity of Goldman, Sachs & Co. (“Goldman Sachs”), approves all money market fund eligible securities for the Funds. Sources for the Credit Department’s analysis include third-party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as the Investment Research, Legal and Compliance departments of Goldman Sachs.
¢	Timely updates—A Credit Department-approved list of securities is continuously communicated on a “real-time” basis to the portfolio management team via computer link.

The Result:  An “approved” list of high-quality credits—The Investment Adviser’s portfolio management team uses this approved list to construct portfolios which offer the best available risk-return trade-off within the “approved” credit universe. If a security is removed from the “approved” list, the Investment Adviser may not purchase that security for the Fund, although it is not required to sell that security.

2.  Managing Interest Rate Risk

Three main steps are followed in seeking to manage interest rate risk:

¢	Establish weighted average maturity (“WAM”) and weighted average life (“WAL”) targets—WAM (the weighted average time until the yield of a portfolio reflects any changes in the current interest rate environment) and WAL (designed to more accurately measure “spread risk”) are constantly revisited and adjusted as market conditions change. An overall strategy is developed by the Investment Adviser based on insights gained from weekly meetings with both Goldman Sachs economists and economists from outside the firm.
¢	Implement optimum portfolio structure—Proprietary models that seek the optimum balance of risk and return, in conjunction with the Investment Adviser’s analysis of factors such as market events, short-term interest rates and each Fund’s asset volatility, are used to identify the most effective portfolio structure.
¢	Conduct rigorous analysis of new securities—The Investment Adviser’s five-step process includes legal, credit, historical index and liquidity analysis, as well as price stress testing to determine the suitability of potential investments for the Funds.

3.  Managing Liquidity

Factors that the Investment Adviser’s portfolio managers continuously monitor and that affect liquidity of a money market portfolio include:

¢	Each Fund’s investors and other factors that influence the asset volatility of the Funds;

38

INVESTMENT MANAGEMENT APPROACH

¢	Technical events that influence the trading range of federal funds and other short-term fixed income markets; and
¢	Bid-ask spreads associated with securities in the portfolios.

References in this Prospectus to a Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how a particular Fund is managed.

Additional Fund Characteristics and Restrictions

¢	The Funds: Each Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act. Under Rule 2a-7, each Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. These operating policies may be more restrictive than the fundamental policies set forth in the Statement of Additional Information (the “SAI”).
¢	Taxable Funds: Prime Obligations, Money Market, Treasury Obligations and Government Funds.
¢	Tax-Advantaged Funds: Treasury Instruments and Federal Funds.
¢	Tax-Exempt Fund: Tax-Free Money Market Fund.
¢	The Investors: The Funds are designed for investors seeking a high rate of return, a stable NAV and convenient liquidation privileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (“NCUA”) Rules and Regulations and NCUA Letter Number 155. The Government Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of the Government Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the laws applicable to it.
¢	NAV Per Share: Each Fund seeks to maintain a stable NAV of $1.00 per share. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

39

¢	Maximum Remaining Maturity of Portfolio Investments: 13 months (as determined pursuant to Rule 2a-7) at the time of purchase.
¢	Dollar-Weighted Average Portfolio Maturity: Not more than 60 days (as required by Rule 2a-7).
¢	Dollar-Weighted Average Portfolio Life: Not more than 120 days (as required by Rule 2a-7).
¢	Investment Restrictions: Each Fund is subject to certain investment restrictions that are described in detail under “Investment Restrictions” in the SAI. Fundamental investment restrictions and the investment objective of each Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed by the Board of Trustees without shareholder approval.
¢	Diversification: Diversification can help a Fund reduce the risks of investing. In accordance with current regulations of the SEC, each Fund may not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, a Fund may invest up to 25% of the value of its total assets in the securities of a single issuer for up to three business days. These limitations do not apply to cash, certain repurchase agreements, U.S. Government Securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees are subject to different diversification requirements as described in the SAI.
¢	Portfolio Liquidity: The Funds are required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Free Money Market Fund) must hold at least 10% of its total assets in “daily liquid assets” and 30% of its total assets in “weekly liquid assets” (each as defined by Rule 2a-7). The Tax-Free Money Market Fund must hold at least 30% of its total assets in “weekly liquid assets” (as defined by Rule 2a-7). No Fund may acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid assets.

ADDITIONAL PERFORMANCE INFORMATION

Note that the “Best Quarter” and “Worst Quarter” figures shown in the “Performance” section of each Fund’s Summary are applicable only to the time period covered by the bar chart.

40

INVESTMENT MANAGEMENT APPROACH

INVESTMENT PRACTICES AND SECURITIES

The table below identifies some of the investment techniques that may (but are not required to) be used by the Funds in seeking to achieve their investment objectives. The table also highlights the differences and similarities among the Funds in their use of these techniques and other investment practices and investment securities. Numbers in the table show allowable usage only; for actual usage, consult the Funds’ annual/semi-annual reports. For more information about these and other investment practices and securities, see Appendix A.

Each Fund publishes on its website (http://www.GSAMFUNDS.com) the following:

¢	A schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months.
¢	The Fund’s portfolio holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publish date.
¢	Each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained.
¢	On each business day, the Fund’s “Weekly Liquid Assets” and (as applicable) “Daily Liquid Assets” (each as defined by Rule 2a-7) as of the prior business day.
¢	On each business day, the Fund’s market-based NAV per share for the prior business day, which is based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 p.m. Eastern Time. The mark to market valuation methodology includes marking to market all securities of the Funds, including securities with remaining maturities of 60 days or less. This market value NAV report is for informational purposes only. The Funds currently use an amortized cost valuation methodology to value underlying securities, and the Funds’ shares generally transact at $1.00 per share.

In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

41

Investment Policies Matrix

Fund	U.S. Treasury Obligations[1]	U.S. Government Securities	Bank Obligations	Commercial Paper

Prime Obligations	¢	¢	¢ U.S. banks only[2]	¢

Money Market	¢	¢	¢ Over 25% of total assets must be invested in U.S. and foreign (US$) banks[3]	¢ U.S. and foreign (US$) commercial paper

Treasury Obligations	¢

Treasury Instruments	¢

Government	¢	¢

Federal	¢	¢

Tax-Free Money Market				¢ Tax-exempt only

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 46 for all footnotes.

42

INVESTMENT MANAGEMENT APPROACH

Short-Term Obligations of Corporations and Other Entities	Repurchase Agreements	Asset-Backed and Receivables-Backed Securities	Foreign Government Obligations (US$)

¢ U.S. entities only	¢	¢

¢ U.S. and foreign (US$) entities	¢	¢	¢[4]

¢

¢

¢ (Does not intend to invest)

43

Investment Policies Matrix continued

Fund	Municipals	Custodial Receipts	Unrated Securities[7]	Investment Companies

Prime Obligations	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Money Market	¢[5]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Treasury Obligations

Treasury Instruments

Government				¢ Up to 10% of total assets in other investment companies[8]

Federal

Tax-Free Money Market	¢ At least 80% of net assets in tax-exempt municipal obligations (except in extraordinary circumstances)[6]	¢	¢	¢ Up to 10% of total assets in other investment companies[8]

Note:  See Appendix A for a description of, and certain criteria applicable to, each of these categories of investments.

See page 46 for all footnotes.

44

INVESTMENT MANAGEMENT APPROACH

Private Activity Bonds	Credit Quality[7]	Summary of Taxation for Distributions[12]	Miscellaneous

¢	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

¢	First Tier[11]	Taxable federal and state[13]	May invest in obligations of the International Bank for Reconstruction and Development. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and state[13]	Reverse repurchase agreements not permitted.

	First Tier[11]	Taxable federal and generally exempt from state taxation	Under extraordinary circumstances, may hold U.S. Government Securities subject to state taxation. Reverse repurchase agreements not permitted.

¢ Does not intend to invest if subject to AMT[9,10]	First Tier[11]	Tax-exempt federal and taxable state[14]	May (but does not currently intend to) invest up to 20% of net assets in securities subject to AMT and may temporarily invest in the taxable money market instruments described herein. Reverse repurchase agreements not permitted.

45

[1]	Issued or guaranteed by the U.S. Treasury.
[2]	Including foreign branches of U.S. banks.
[3]	If adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may, for temporary defensive purposes, invest less than 25% of its total assets in bank obligations.
[4]	The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
[5]	Will only make such investments when yields on such securities are attractive compared to those of other taxable investments.
[6]	The Investment Adviser ordinarily expects that 100% of the Fund’s assets will be invested in municipal obligations, but the Investment Adviser may cause the Fund, for temporary defensive purposes, to invest in short-term taxable securities.
[7]	To the extent permitted by Rule 2a-7, securities without short-term ratings may be purchased if they are deemed to be of comparable quality by the Investment Adviser to First Tier Securities. In addition, a Fund may rely on the credit quality of the guarantee or demand feature in determining the credit quality of a security supported by a guarantee or demand feature.
[8]	This percentage limitation does not apply to a Fund’s investments in investment companies (including exchange-traded funds) where a higher percentage limitation is permitted under the terms of an SEC exemptive order or SEC exemptive rule.
[9]	If such policy should change, private activity bonds subject to AMT would not exceed 20% of the Tax-Free Money Market Fund’s net assets under normal market conditions.
[10]	No more than 25% of the value of the Fund’s total assets may be invested in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.
[11]	First Tier Securities are (a) rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO; or (b) issued or guaranteed by, or otherwise allow a Fund under certain conditions to demand payment from, an entity with such ratings. U.S. Government Securities are considered First Tier Securities.
[12]	See “Taxation” for an explanation of the tax consequences summarized in the table above.
[13]	Taxable in many states except for interest income distributions from U.S. Treasury Obligations and certain U.S. Government Securities.
[14]	Taxable except for distributions from interest on obligations of an investor’s state of residence in certain states.

46

Risks of the Funds

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other governmental agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The principal risks of each Fund are disclosed in the Summary sections of this Prospectus. The following section provides additional information on the risks that apply to the Funds, which may result in a loss of your investment. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund will achieve its investment objective.

✓	Principal Risk
•	Additional Risk

	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

Banking Industry	•	✓

Credit/Default	✓	✓	✓	✓	✓	✓	✓

Foreign		✓

Geographic and Sector							✓

Interest Rate	✓	✓	✓	✓	✓	✓	✓

Liquidity	✓	✓	✓	✓	✓	✓	✓

Management	•	•	•	•	•	•	•

Market	✓	✓	✓	✓	✓	✓	✓

Municipal	•	•					✓

Regulatory Risk	✓	✓	✓	✓	✓	✓	✓

Stable NAV	✓	✓	✓	✓	✓	✓	✓

Tax							✓

U.S. Government Securities	✓	✓			✓	✓

¢

Banking Industry Risk—An adverse development in the banking industry may affect the value of the Money Market and Prime Obligations Funds’ investments more than if the Funds were not invested to such a degree in the banking industry. Normally, the Money Market Fund intends to invest more than 25% of its total assets in bank obligations. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic

47

and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

¢	Credit/Default Risk—An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with a Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Even if such an entity does not default on a payment, an instrument’s value may decline if the market believes that the entity has become less able or willing to make timely payments. In addition, with respect to the Tax-Free Money Market Fund, this includes the risk of default on letters of credit, guarantees or insurance policies that back municipal securities.

The credit quality of a Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of a Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.

¢	Foreign Risk—The Money Market Fund’s investments in foreign securities may be subject to risk of loss not typically associated with domestic issuers. Loss may result because of more or less foreign government regulation, less public information, less liquidity, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, foreign taxes, confiscations, expropriation and other government restrictions, higher transaction costs, difficulty enforcing contractual obligations or from problems in registration, settlement or custody. The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.
¢	Geographic and Sector Risk—If the Tax-Free Money Market Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Tax-Free Money Market Fund’s investments more than if its investments were not so concentrated.
¢

Interest Rate Risk—During periods of rising interest rates, a Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a Fund’s yield will tend to be higher. A low interest rate environment poses additional risks to a Fund. Low yields on a Fund’s portfolio

48

RISKS OF THE FUNDS

holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
¢	Liquidity Risk—A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. While each Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect a Fund’s ability to maintain a stable $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. While each Fund reserves the right to meet redemption requests through in-kind distributions, the Fund may instead choose to raise cash to meet redemption requests through sales of portfolio securities or permissible borrowings. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a stable $1.00 share price.

Certain shareholders, including clients or affiliates of the Investment Adviser and/or other funds managed by the Investment Adviser, may from time to time own or control a significant percentage of a Fund’s shares. These shareholders may include, for example, institutional investors, funds of funds, discretionary advisory clients, and other shareholders whose buy-sell decisions are controlled by a single decision maker. Redemptions by these shareholders of their shares of a Fund, or a high volume of redemption requests generally, may further increase the Fund’s liquidity risk and may impact the Fund’s NAV.

¢	Management Risk—A strategy used by the Investment Adviser may fail to produce the intended results.
¢

Market Risk—The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. A Fund’s investments may be overweighted from time to time in one or more sectors (or in the case of the Money Market Fund, countries), which will increase the Fund’s exposure to risk of loss from

49

adverse developments affecting those sectors (or in the case of the Money Market Fund, countries).

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk.

¢

Municipal Securities Risk—Municipal securities are subject to certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Specific risks are associated with different types of municipal securities. With respect to general obligation bonds, the full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. With respect to revenue bonds, payments of interest and principal are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax, or other revenue source, and depends on the money earned by that source. Private activity bonds are issued by municipalities and other public authorities to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, a Fund may not receive any income or get its money back from the investment. Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality. Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and a Fund may lose money. In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment

50

RISKS OF THE FUNDS

obligation it may be difficult to sell the property and the proceeds of a sale may not cover a Fund’s loss. Municipalities continue to experience difficulties in the current economic and political environment.

In addition, third party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third parties (such as municipal security insurers or banks issuing a liquidity enhancement facility), including credit rating downgrades or changes in the market’s perception of creditworthiness, may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

¢	Regulatory Risk—The SEC and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These or any other legal or regulatory changes may affect a Fund’s ability to implement its investment strategies, operations and/or return potential.
¢	Stable NAV Risk—A Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of a Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
¢	Tax Risk—Future legislative or administrative changes or court decisions may materially affect the value of the Tax-Free Money Market Fund’s portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal, state or local tax consequences of their investments.
¢

U.S. Government Securities Risk—The risk that the U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by a Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”)

51

acting as their conservator, since September 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and Freddie Mac and the value of their securities and the securities which they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

More information about the Funds’ portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

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Service Providers

INVESTMENT ADVISERS

Investment Adviser	Fund
Goldman Sachs Asset Management, L.P. (“GSAM”) 200 West Street New York, New York 10282	Prime Obligations Money Market Treasury Obligations Treasury Instruments Government Federal Tax-Free Money Market

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman Sachs. As of September 30, 2013, GSAM, including its investment advisory affiliates, had assets under management of approximately $767.4 billion.

The Investment Adviser provides day-to-day advice regarding the Funds’ portfolio transactions. The Investment Adviser makes the investment decisions for the Funds and places purchase and sale orders for the Funds’ portfolio transactions in U.S. and foreign markets. As permitted by applicable law and exemptive relief obtained by the Investment Adviser, Goldman Sachs and the Funds, these orders may be directed to any broker-dealers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Funds, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs (subject to legal, internal, regulatory and Chinese Wall restrictions), and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Funds:

¢	Supervises all non-advisory operations of the Funds
¢	Provides personnel to perform necessary executive, administrative and clerical services to the Funds
¢	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities

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¢	Maintains the records of each Fund
¢	Provides office space and all necessary office equipment and services

Pursuant to SEC exemptive orders, certain Funds may enter into principal transactions in certain money market instruments, including repurchase agreements, with Goldman Sachs.

MANAGEMENT FEES AND OTHER EXPENSES

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each respective Fund’s average daily net assets):

Fund	Contractual Rate	Actual Rate For the Fiscal Year Ended August 31, 2013*
Prime Obligations	0.205%	0.16%
Money Market	0.205%	0.16%
Treasury Obligations	0.205%	0.13%
Treasury Instruments	0.205%	0.09%
Government	0.205%	0.16%
Federal	0.205%	0.13%
Tax-Free Money Market	0.205%	0.14%

*	The Investment Adviser has agreed to waive a portion of its Management Fee equal annually to 0.025% of the Treasury Obligations, Treasury Instruments and Federal Funds’ average daily net assets and equal annually to 0.045% of the Prime Obligations, Money Market, Government and Tax-Free Money Market Funds’ average daily net assets. These waivers will remain in effect through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These management fee waivers may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The Investment Adviser may waive a portion of its management fee from time to time, and may discontinue or modify any such waivers in the future, consistent with the terms of any fee waiver arrangements in place. Due to the current low yield environment, the Investment Adviser may voluntarily waive a portion of its management fees, and these waivers may exceed what is stipulated in any fee waiver arrangements. These temporary waivers may be modified or terminated at any time at the option of the Investment Adviser, without shareholder approval.

54

SERVICE PROVIDERS

The Investment Adviser has agreed to reduce or limit each Fund’s “Other Expenses” (excluding acquired fund fees and expenses, service fees, administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) equal on an annualized basis to 0.014% of each Fund’s average daily net assets. A Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. These expense limitations may be modified or terminated at any time at the option of the Investment Adviser and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Funds in 2013 is available in the Funds’ Annual Report dated August 31, 2013.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor (the “Distributor”) of each Fund’s shares. Goldman Sachs, 71 S. Wacker Drive, Chicago, IL 60606, also serves as each Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of average daily net assets of each Fund. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s transfer agency fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds. Goldman Sachs and its affiliates reserve the right to redeem at any time some or all of the shares acquired for their own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER
ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund’s

55

investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and high-net-worth individuals. As such, it acts as an investor, investment banker, research provider, investment manager, financier, adviser, market maker, trader, prime broker, lender, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers and has other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets in which the Funds may directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. The Investment Adviser and/or certain of its affiliates are the managers of the Goldman Sachs Funds. The Investment Adviser and its affiliates earn fees from this and other relationships with the Funds. Although those fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Funds even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds. The results of a Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, the Funds may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, a Fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by the Investment Adviser take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Funds. Transactions by one or more Goldman Sachs-advised

56

SERVICE PROVIDERS

clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. A Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by the Funds, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds. For more information about conflicts of interest, see the SAI.

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Distributions

Distributions will be distributed monthly. You may choose to have distributions paid in:

¢	Cash
¢	Additional shares of the same Fund
¢	Shares of a similar or an equivalent class of another Goldman Sachs Fund.

Special restrictions may apply. See the SAI.

You may indicate your election on your account application. Any changes may be submitted in writing or via telephone, in some instances, to the Transfer Agent (either directly or through your Authorized Institution) at any time. If you do not indicate any choice, dividends and distributions will be reinvested automatically in the applicable Fund.

The election to reinvest distributions in additional shares will not affect the tax treatment of such distributions, which will be treated as received by you and then used to purchase the shares.

All or substantially all of each Fund’s net investment income will be declared as a dividend daily. Distributions will normally, but not always, be declared as of the following times:

Fund	Dividend Declaration Time (Eastern Time)
Prime Obligations	5:00 p.m.
Money Market	5:00 p.m.
Treasury Obligations	5:00 p.m.
Treasury Instruments	4:00 p.m.
Government	5:00 p.m.
Federal	4:00 p.m.
Tax-Free Money Market	4:00 p.m.

Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in a Fund’s daily distributions. Net short-term capital gains may at times represent a significant component of the Funds’ daily distributions (e.g., during periods of extremely low interest rates).

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DISTRIBUTIONS

Each Fund may distribute at least annually other realized capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. The realized gains and losses are not expected to be of an amount which would affect a Fund’s NAV of $1.00 per share.

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Shareholder Guide

The following section will provide you with answers to some of the most frequently asked questions regarding buying and selling the Funds’ FST Resource Shares (“Resource Shares”).

HOW TO BUY SHARES

How Can I Purchase Resource Shares Of The Funds?

Generally, Resource Shares may be purchased only through certain banks, brokers, registered investment advisers and other financial institutions authorized to receive such orders (“Authorized Institutions”). No shareholder may buy Resource Shares directly from the Funds. Customers of a Authorized Institution will normally give their purchase instructions to the Authorized Institution, and the Authorized Institution will, in turn, place purchase orders with Goldman Sachs. Authorized Institutions will set times by which purchase orders and payments must be received by them from their customers. Generally, Resource Shares may be purchased on any business day at their NAV next determined after receipt of an order by Goldman Sachs from an Authorized Institution. No sales load is charged.

Authorized Institutions are responsible for transmitting purchase orders and payments to Goldman Sachs in a timely fashion. Authorized Institutions should either:

¢	Place an order through certain electronic trading platforms (e.g., National Securities Clearing Corporation);
¢	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds; or
¢	Send a check payable to Goldman Sachs Funds – (Name of Fund and Class of Shares), P.O. Box 06050, Chicago, IL 60606-6306. The Funds will not accept checks drawn on foreign banks, third party checks, temporary checks, cash or cash equivalents, e.g., cashier’s checks, official bank checks, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Funds may accept cashier’s checks or official bank checks.

It is strongly recommended that payment be effected by wiring federal funds.

It is expected that checks will be converted to federal funds within two business days of receipt.

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SHAREHOLDER GUIDE

What Should I Know When I Purchase Shares Through an Authorized Institution?

Authorized Institutions may provide the following services in connection with their customers’ investments in Resource Shares:

¢	Personal and account maintenance services
¢	Provide facilities to answer inquiries and respond to correspondence
¢	Act as liaison between the Authorized Institution’s customers and the Goldman Sachs Trust (the “Trust”)
¢	Assist customers in completing application forms, selecting dividend and other options, and similar services
¢	Administration services
¢	Act, directly or through an agent, as the sole shareholder of record
¢	Maintain account records for customers
¢	Process orders to purchase, redeem and exchange shares for customers
¢	Process confirmation statement and payments for customers

Some (but not all) Authorized Institutions are authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, may designate other financial intermediaries to accept such orders. In these cases:

¢	A Fund will be deemed to have received an order that is in proper form when the order is accepted by the Authorized Institution on a business day, and the order will be priced at the Fund’s NAV per share next determined after such acceptance.
¢	Authorized Institutions are responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your Authorized Institution to learn whether it is authorized to accept orders for the Trust.

Pursuant to a service plan adopted by the Trust’s Board of Trustees, Authorized Institutions are entitled to receive payment for their services from the Trust of up to 0.50% (annualized) of the average daily net assets of the Resource Shares of the Funds that are attributable to or held in the name of a Authorized Institution for its customers. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of a Fund’s service and administration fees. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

The Investment Adviser, Distributor and/or their affiliates may make additional payments or provide services to Authorized Institution to promote the sale, distribution and/or servicing of shares of the Funds and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their

61

affiliates’ own assets, and are not an additional charge to the Funds. These payments are in addition to the distribution, service and administration fees described in this Prospectus. Such payments are intended to compensate Authorized Institutions for, among other things: marketing shares of the Funds and other Goldman Sachs Funds, which may consist of payments relating to the Funds’ inclusion on preferred or recommended fund lists or in certain sales programs sponsored by the Authorized Institutions; access to the Authorized Institutions’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Resource Shares, as well as sponsor various educational programs, sales contests and/or promotions. The payments by the Investment Adviser, Distributor and/or their affiliates which are in addition to the fees paid for these services by the Funds, may also compensate Authorized Institutions for sub-accounting, sub-transfer agency, administrative and/or shareholder processing services. These additional payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Authorized Institutions. In addition, certain Authorized Institutions may have access to certain services from the Investment Adviser, Distributor and/or their affiliates, including research reports and economic analysis, and portfolio analysis tools. In certain cases, the Authorized Institution may not pay for these services. Please refer to the “Payments to Intermediaries” section of the SAI for more information about these payments and services.

The payments made by the Investment Adviser, Distributor and/or their affiliates and the services provided by an Authorized Institution may differ for different Authorized Institutions. The presence of these payments, receipt of these services and the basis on which an Authorized Institution compensates its registered representatives or salespersons may create an incentive for a particular Authorized Institution, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your Authorized Institution for more information about the payments it receives and any potential conflicts of interest.

In addition to Resource Shares, each Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Resource Shares. Information regarding other share classes

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SHAREHOLDER GUIDE

may be obtained from your Authorized Institution or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Funds?

Minimum initial investment	$10 million in Resource Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates
Minimum additional investment	No minimum

The minimum investment requirement is applied only at the intermediary level, and is not applied to clients individually, in the following situations: (i) clients of bank or brokerage intermediaries offering capital market or treasury services to corporations, non-profit organizations, certain other institutional clients and, under certain limited circumstances, high-net worth individuals; (ii) current or former clients of discretionary investment programs offered by banks, broker-dealers, or other financial intermediaries; and (iii) certain brokerage clients as determined from time to time by the Investment Adviser and/or the Distributor. In determining the minimum investment requirement, client assets may be aggregated with assets of its subsidiaries and certain affiliates.

The minimum investment requirement does not apply to section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans that are sponsored by one or more employers (including governmental or church employers) or employee organizations.

An Authorized Institution may, however, impose a different minimum amount for initial and additional investments in Resource Shares, and may establish other requirements such as a minimum account balance. An Authorized Institution may redeem Resource Shares held by non-complying accounts, and may impose a charge for any special services.

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates and any Trustee or officer of the Trust. Please see “Shares of the Trust” in the SAI for additional information about minimum investments.

What Else Should I Know About Share Purchases?

The Trust reserves the right to:

¢	Refuse to open an account or require an Authorized Institution to refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).

63

¢	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion.
¢	Close a Fund to new investors from time to time and reopen any such Fund whenever it is deemed appropriate by such Fund’s Investment Adviser.
¢	Provide for, modify or waive the minimum investment requirements.
¢	Modify the manner in which shares are offered.

The Board of Trustees of the Trust has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares in light of the nature and high quality of the Funds’ investments.

Shares of the Funds are only registered for sale in the United States and certain of its territories. Generally, shares of the Funds will only be offered or sold to “U.S. persons” and offerings or other solicitation activities will be conducted within the United States, in accordance with the rules and regulations of the Securities Act of 1933, as amended.

The Funds may allow Authorized Institutions to purchase shares with securities instead of cash if consistent with a Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Notwithstanding, the foregoing, the Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders.

Please be advised that abandoned or unclaimed property laws for certain states (to which your account may be subject) require financial organizations to transfer (escheat) unclaimed property (including shares of a Fund) to the appropriate state if no activity occurs in an account for a period of time specified by state law.

Customer Identification Program.  Federal law requires the Funds to obtain, verify and record identifying information for certain investors, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Funds. Applications without the required information may not be accepted by the Funds. Throughout the life of your account, the Funds may request updated information in accordance with their Customer Identification Program. After accepting an application, to the extent permitted by applicable law or their Customer Identification Program, the Funds reserve the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Funds; or (iii) involuntarily redeem an investor’s shares and close

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SHAREHOLDER GUIDE

an account in the event that the Funds are unable to verify an investor’s identity or obtain all required information. The Funds and their agents will not be responsible for any loss or any tax liability in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the Customer Identification Program.

How Are Shares Priced?

The price you pay when you buy Resource Shares is a Fund’s next determined NAV for a share class after the Fund receives your order in proper form. The price you receive when you sell Resource Shares is a Fund’s next determined NAV for a share class with the redemption proceeds reduced by any applicable charges after the Fund receives your order in proper form. The Funds calculate NAV as follows:

NAV =	(Value of Assets of the Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

Please note the following with respect to the price at which your transactions are processed:

¢	NAV per share of each share class of the Treasury Instruments, Federal and Tax-Free Money Market Funds is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. NAV per share of each share class of the Prime Obligations, Money Market, Treasury Obligations and Government Funds is generally calculated by the accounting agent on each business day as of 5:00 p.m. Eastern Time. Shares may also be priced periodically throughout the day by the accounting agent. Fund shares will be priced on any day the New York Stock Exchange is open, except for days on which the Federal Reserve Bank is closed for local holidays. Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although Fund shares may be priced on days when the New York Stock Exchange is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day.
¢	On any business day when the SIFMA recommends that the bond markets close early, each Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.
¢	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

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Most money market securities settle on the same day as they are traded and are required to be recorded and factored into the Fund’s NAV on the trade date (T). Investment transactions not settling on the same day as they are traded may be recorded and factored into a Fund’s NAV on the business day following trade date (T+1), consistent with industry practice. The use of T+1 accounting generally does not, but may, result in a NAV that differs materially from the NAV that would result if all transactions were reflected on their trade dates.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets stopped at a time other than its regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call the appropriate phone number found on the back cover of this Prospectus.

To help each Fund maintain its $1.00 share price, portfolio securities are valued at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value. There can be no assurance that a Fund will be able at all times to maintain a NAV of $1.00 per share.

In addition, if an event that affects the value of a security occurs after the publication of market quotations used by a Fund to price its securities but before the close of trading on the New York Stock Exchange, the Trust in its discretion and consistent with applicable regulatory guidance may determine whether to make an adjustment in light of the nature and significance of the event.

When Do Shares Begin Earning Dividends?

If a wire purchase order is received on a business day by the deadline specified below and payment in federal funds is received by the Fund by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time), then dividends will begin to accrue on the same business day that the wire purchase order is received:

Tax-Free Money Market Fund:
¢ By 2:00 p.m. Eastern Time
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time

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If a wire purchase order is received on a business day after the deadline specified above, you will not earn dividends on the day the purchase order is received. Also, in the event a wire purchase order is placed by the deadline specified above but an anticipated wire payment is not received by the Fund by the close of the Federal wire transfer system that same day, your purchase will be cancelled and you may be liable for any resulting losses or fees incurred by the Fund, Goldman Sachs, or the Fund’s custodian. For purchase orders accompanied by check, dividends will normally begin to accrue within two business days of receipt.

HOW TO SELL SHARES

How Can I Sell Resource Shares Of The Funds?

Generally, Shares may be sold (redeemed) only through Authorized Institutions. Customers of an Authorized Institution will normally give their redemption instructions to the Authorized Institution, and the Authorized Institution will, in turn, place redemption orders with the Funds. Redemptions may be requested by electronic trading platform (through your Authorized Institution), in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the account application). Each Fund will generally redeem its Shares upon request on any business day when the Fund is open at the NAV next determined after receipt of such request in proper form. You should contact your Authorized Institution to discuss redemptions and redemption proceeds. Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “How To Buy Shares.” A Fund may transfer redemption proceeds to an account with your Authorized Institution. In the alternative, your Authorized Institution may request that redemption proceeds be sent to recordholders by check or by wire (if the wire instructions are designated in the current records of the Transfer Agent).

An Authorized Institution may request redemptions by electronic trading platform, in writing or by telephone (unless the Authorized Institution opts out of the telephone redemption privilege on the Account Application).

Generally, any redemption request that requires money to go to an account or address other than that designated in the current records of the Transfer Agent must be in writing and signed by an authorized person with a Medallion signature guarantee. The written request may be confirmed by telephone with both the requesting party and the designated bank to verify instructions. Other restrictions may apply in these situations.

Certain Authorized Institutions are authorized to accept redemption requests on behalf of the Funds as described under “What Should I Know When I Purchase Shares Through an Authorized Institution?”

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When Do I Need A Medallion Signature Guarantee To Redeem Shares?

A Medallion signature guarantee may be required if:

¢	You would like the redemption proceeds sent to an address that is not your address of record; or
¢	You would like the redemption proceeds sent to a domestic bank account that is not designated in the current records of the Transfer Agent.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a Medallion signature guarantee. Additional documentation may be required.

What Do I Need To Know About Telephone Redemption Requests?

The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Authorized Institutions may submit redemption requests by telephone. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

¢	Telephone requests are recorded.
¢	Proceeds of telephone redemption requests will be sent to your address of record or authorized account designated in the current records of the Transfer Agent (unless you provide written instructions and a Medallion signature guarantee, indicating another address or account).
¢	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the authorized account designated in the current records of the Transfer Agent (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be in the form of a written letter (a Medallion signature guarantee may be required).
¢	The telephone redemption option does not apply to Shares held in an account maintained and serviced by your Authorized Institution. If your Shares are held in

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SHAREHOLDER GUIDE

an account with an Authorized Institution, you should contact your registered representative of record, who may make telephone redemptions on your behalf.
¢	The telephone redemption option may be modified or terminated at any time without prior notice.

Note: It may be difficult to make telephone redemptions in times of unusual economic or market conditions.

When Will Redemption Proceeds Be Paid?

Redemption proceeds will normally be paid to the domestic bank account designated in the current records of the Transfer Agent as follows:

Redemption Request Received	Redemption Proceeds	Dividends
Tax-Free Money Market Fund:
¢ By 1:00 p.m. Eastern Time	Wired same business day Checks sent next business day	Not earned on day request is received Earned on day request is received
Treasury Instruments and Federal Funds:
¢ By 3:00 p.m. Eastern Time	Wired same business day Checks sent next business day	Not earned on day request is received Earned on day request is received
Prime Obligations, Money Market, Treasury Obligations and Government Funds:
¢ By 5:00 p.m. Eastern Time	Wired same business day Checks sent next business day	Not earned on day request is received Earned on day request is received

¢

Although redemption proceeds will normally be paid as described above, under certain circumstances, redemption proceeds may be paid the next business day following receipt of a properly executed wire transfer redemption request (or up to three business days later with respect to the Tax-Free Money Market Fund). Redemption requests or payments may only be postponed or suspended for longer than one day (or for longer than seven days in the case of the Tax-Free Money Market Fund, the Tax-Exempt California Fund, and the Tax-Exempt New York Fund) only for periods during which there is a non-routine closure of the Federal

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Reserve wire payment system or applicable Federal Reserve Banks or as permitted under those circumstances specifically enumerated under Section 22(e) of the Investment Company Act and the regulations thereunder. Under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) the SEC, by order or regulation, permits the suspension of the right of redemption.

¢	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.
¢	If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed until the Federal Reserve Bank reopens.
¢	To change the bank wiring instructions designated in the current records of the Transfer Agent, you must send written instructions signed by an authorized person designated in the current records of the Transfer Agent.
¢	None of the Trust, Investment Adviser or Goldman Sachs assumes any responsibility for the performance of your bank or other financial intermediary in the transfer process. If a problem with such performance arises, you should deal directly with your bank or such financial intermediary.

What Else Do I Need To Know About Redemptions?

The following generally applies to redemption requests:

¢	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
¢	Authorized Institutions are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, Authorized Institutions may set times by which they must receive redemption requests. Authorized Institutions may also require additional documentation from you.

The Trust reserves the right to:

¢	Redeem your shares in the event your Authorized Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Authorized Institution with a relationship with Goldman Sachs.
¢

Redeem your shares if your account balance is below the required Fund minimum. The Funds will give you 60 days prior written notice to allow you to purchase sufficient additional shares of the Funds in order to avoid such redemption. Different rules may apply to investors who have established brokerage accounts

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SHAREHOLDER GUIDE

with Goldman Sachs in accordance with the terms and conditions of their account agreements.
¢	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
¢	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
¢	Reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.
¢	Charge an additional fee in the event a redemption is made via wire transfer.

None of the Trust, Investment Adviser, or Goldman Sachs will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Can I Exchange My Investment From One Goldman Sachs Fund To Another Goldman Sachs Fund?

An Authorized Institution may exchange Resource Shares of a Goldman Sachs Fund at NAV for certain shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) of certain Goldman Sachs Funds offered in other prospectuses may, however, be subject to a redemption fee for shares that are held for either 30 or 60 days or less, subject to certain exceptions as described in those Goldman Sachs Funds’ prospectuses. The exchange privilege may be materially modified or withdrawn at any time upon 60 days written notice. You should contact your Authorized Institution to arrange for exchanges of shares of a Fund for shares of another Goldman Sachs Fund.

You should keep in mind the following factors when making or considering an exchange:

¢	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange. You should be aware that not all Goldman Sachs Funds offer all share classes.

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¢	Currently, the Funds do not impose any charge for exchanges, although the Funds may impose a charge in the future.
¢	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirement of that Fund. This requirement may be waived at the discretion of the Trust. Exchanges into a Fund need not meet the traditional minimum initial investment requirements for that Fund if the entire balance of the original Goldman Sachs Fund account is exchanged.
¢	Exchanges are available only in states where exchanges may be legally made.
¢	It may be difficult to make telephone exchanges in times of unusual economic or market conditions.
¢	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
¢	Normally, a telephone exchange will be made only to an identically registered account.
¢	Exchanges into Goldman Sachs Funds or certain shares of Goldman Sachs Funds that are closed to new investors may be restricted.
¢	Exchanges into a Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.
¢	A Medallion signature guarantee may be required.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Are The Distribution Fees Paid By Resource Shares?

The Trust has adopted a distribution plan (the “Plan”) under which Resource Shares bear distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Funds’ assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. If the fees received by Goldman Sachs pursuant to the Plan exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

Under the Plan, Goldman Sachs is entitled to a monthly fee from each Fund for distribution services equal, on an annual basis, to 0.15% of a Fund’s average daily net assets attributed to Resource Shares. Due to the current low yield environment, Goldman Sachs may voluntarily agree to waive all or a portion of its distribution fee. These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs, without shareholder approval.

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The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act, and may be used (among other things) for:

¢	Compensation paid to and expenses incurred by Authorized Institutions, Goldman Sachs and their respective officers, employees and sales representatives;
¢	Commissions paid to Authorized Institutions;
¢	Allocable overhead;
¢	Telephone and travel expenses;
¢	Interest and other costs associated with the financing of such compensation and expenses;
¢	Printing of prospectuses for prospective shareholders;
¢	Preparation and distribution of sales literature or advertising of any type; and
¢	All other expenses incurred in connection with activities primarily intended to result in the sale of Resource Shares.

What Types Of Reports I Will Be Sent Regarding My Investments In Resource Shares?

Authorized Institutions will receive from the Funds annual shareholder reports containing audited financial statements and semi-annual shareholder reports. Authorized Institutions will also be provided with a monthly account statement. Authorized Institutions are responsible for providing these or other reports to their customers who are the beneficial owners of Resource Shares in accordance with the rules that apply to their accounts with the Authorized Institutions. In addition, Authorized Institutions are responsible for providing any communication from a Fund to shareholders, including but not limited to prospectuses, prospectus supplements, proxy materials and notices regarding the sources of dividend payments under Section 19 of the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

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Taxation

As with any investment, you should consider how your investment in the Funds will be taxed. The tax information below is provided as general information. More tax information is available in the SAI. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds. Except as otherwise noted, the tax information provided assumes that you are a U.S. citizen or resident.

Unless your investment is through an IRA or other tax-advantaged account, you should carefully consider the possible tax consequences of Fund distributions.

DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its net investment income. Fund distributions of investment income are generally taxable as ordinary income for federal tax purposes, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Distributions of short-term capital gains are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

It is anticipated that substantially all of the distributions by the Funds, other than the Tax-Free Money Market Fund, will be taxable as ordinary income. You should note that these distributions will not qualify for the reduced tax rate applicable to certain qualified dividends because the Funds’ investment income will consist generally of interest income rather than corporate dividends.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in December but paid in January will be taxable as if they were paid in December. The Funds will inform shareholders of the character and tax status of all distributions promptly after the close of each calendar year.

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TAXATION

Distributions from the Tax-Free Money Market Fund that are designated as “exempt interest dividends” are generally not subject to federal income tax. However, you should note that, while the Fund intends to avoid such investments, a portion of the exempt-interest dividends paid by the Tax-Free Money Market Fund may be attributable to investments in securities, the interest on which will be a preference item when determining your federal AMT liability. Exempt-interest dividends are also taken into account in determining the taxable portion of social security or railroad retirement benefits. Any interest on indebtedness incurred by you to purchase or carry shares in the Tax-Free Money Market Fund generally will not be deductible for federal income tax purposes.

To the extent that Fund distributions are attributable to interest on certain federal obligations or interest on obligations of your state of residence or its municipalities or authorities, they will in most cases be exempt from state and local income taxes.

OTHER INFORMATION

When you open your account, you should provide your social security or tax identification number on your account application. By law, each Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct Taxpayer Identification Number, or certify that it is correct, or if the Internal Revenue Service instructs the Fund to do so.

Non-U.S. investors will generally be subject to U.S. withholding tax and may be subject to estate tax. However, withholding is generally not required on properly designated distributions to non-U.S. investors of long-term capital gains. Distributions before September 1, 2014 (if not extended further by Congress) of qualified interest income and short-term capital gains by the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund, Federal Fund and Tax-Free Money Market Fund paid to non-U.S. investors are not expected to be subject to withholding. More information about U.S. taxation and non-U.S. investors is included in the SAI.

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

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Appendix A

Additional Information on the Funds

This section provides further information on certain types of securities and investment techniques that may be used by the Funds, including their associated risks. Additional information is provided in the SAI, which is available upon request. Among other things, the SAI describes certain fundamental policies and investment restrictions that cannot be changed without shareholder approval. You should note, however, that all investment policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund’s investment objective, you should consider whether that Fund remains an appropriate investment in light of your then current financial position and needs. A Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objective and policies.

U.S. Treasury Obligations and U.S. Government Securities.  Certain Funds may invest in U.S. Treasury Obligations, which include, among other things, the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). U.S. Treasury Obligations may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Certain Funds may invest in U.S. Government Securities. Unlike U.S. Treasury Obligations, U.S. Government Securities can be supported by either (i) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association (“Ginnie Mae”)); (ii) the right of the issuer to borrow from the U.S. Treasury; (iii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (iv) only the credit of the issuer.

U.S. Government Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. Certain of these participations may be regarded as illiquid. U.S. Government Securities also include zero coupon bonds.

Some Funds invest in U.S. Treasury Obligations and certain U.S. Government Securities, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and certain agencies, authorities or instrumentalities of the U.S. government,

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APPENDIX A

including the Federal Home Loan Banks, Federal Farm Credit Banks and Tennessee Valley Authority.

U.S. Government Securities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government will be able or willing to repay the principal or interest when due or will provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Bank Obligations.  Certain Funds may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. Certain Funds may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Money Market Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

If a Fund invests more than 25% of its total assets in bank obligations (whether foreign or domestic), it may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Commercial Paper.  Certain Funds may invest in commercial paper, including variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. The commercial paper that may be purchased by a Fund consists of direct

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U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets. The credit quality of asset-backed commercial paper depends primarily on the quality of these assets and the level of any additional credit support.

Short-Term Obligations of Corporations or Other Entities.  Certain Funds may invest in other short-term obligations, including master demand notes and short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand note permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is normally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements.  Certain Funds may enter into repurchase agreements with eligible counterparties. Repurchase agreements are similar to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The difference between the original purchase price and the repurchase price is normally based on prevailing short-term interest rates. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

If the seller under a repurchase agreement defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy or insolvency proceedings concerning the seller, a Fund could suffer additional losses if the collateral held by the Fund is subject to a court “stay” that prevents the Fund from promptly selling the collateral. If this occurs, the Fund will bear the risk that the value of the collateral will decline below the repurchase price. Furthermore, a Fund could experience a loss if a court determines that the Fund’s interest in the collateral is not enforceable.

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APPENDIX A

In evaluating whether to enter into a repurchase agreement, the Investment Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders. In addition, certain Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Asset-Backed and Receivables-Backed Securities.  Certain Funds may invest in asset-backed and receivables-backed securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, mortgages, installment contracts and personal property. Asset-backed securities may also include home equity line of credit loans and other second-lien mortgages. Asset-backed and receivables-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed and receivables-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. In addition, securities that are backed by credit card, automobile and similar types of receivables generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Some asset-backed securities have only a subordinated claim or security interest in collateral. If the issuer of an asset-backed security defaults on its payment obligation, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the securities. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. There is no guarantee that private guarantors, or insurers of an asset-backed security, if any, will meet their obligations. The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Asset-backed securities may also be subject to increased volatility and may become illiquid and more difficult to value even when there is no default or threat of default due to market conditions impacting asset-backed securities more generally. Certain mortgage-backed securities (especially those backed by sub-prime and second-lien loans) have declined in value in light of recent market and economic developments, and such developments have led to reduced demand and limited liquidity for certain mortgage-related securities. Unexpected increases in default rates with regard to the underlying mortgages and increased price volatility, in

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addition to liquidity constraints, may make these securities more difficult to value or dispose of than may have been the case previously. These events may have an adverse effect on the Funds to the extent they invest in mortgage-backed or other fixed income securities or instruments affected by the volatility in the fixed income markets.

Foreign Government Obligations and Foreign Risks.  The Money Market Fund may invest in foreign government obligations. Foreign government obligations that the Fund invests in are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of NRSROs.

Investments by the Fund in foreign securities, whether issued by a foreign government, bank, corporation or other issuer, may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, more or less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks. The legal remedies for investors may be more limited than the remedies available in the United States. In addition, changes in the exchange rate of a foreign currency relative to the U.S. dollar (e.g., weakening of the currency against the U.S. dollar) may adversely affect the ability of a foreign issuer to pay interest and repay principal on an obligation.

While Prime Obligations Fund does not invest directly in foreign securities and is therefore not subject to direct forms of foreign risk, it may be subject to certain indirect forms of foreign risk. For instance, asset-backed commercial paper may be sponsored by foreign banks that provide credit enhancement or liquidity support to the securities. To the extent that such a foreign bank sponsor’s financial condition (or the perception of its condition) deteriorates, the security’s value or liquidity could be adversely affected.

Municipal Obligations.  Certain Funds may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia. Municipal obligations in which a Fund may invest include fixed rate notes and similar debt instruments; variable and floating rate demand instruments; tax-exempt commercial paper; municipal bonds; and unrated notes, paper or other instruments. Municipal securities are generally subject to those risks associated with debt securities generally. In addition, a Fund may be more sensitive to adverse economic, business or political developments if it invests a

80

APPENDIX A

substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Municipalities continue to experience difficulties in the current economic and political environment.

Municipal Notes and Bonds.  Municipal notes include tax anticipation notes (“TANs”), revenue anticipation notes (“RANs”), bond anticipation notes (“BANs”), tax and revenue anticipation notes (“TRANs”) and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal obligation. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a government-owned toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority’s obligations. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

Tender Option Bonds.  A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity and average portfolio life. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

81

Revenue Anticipation Warrants.  Revenue Anticipation Warrants (“RAWs”) are issued in anticipation of the issuer’s receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer’s payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

Industrial Development Bonds.  Certain Funds may invest in industrial development bonds (private activity bonds). Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore have more potential risk. The interest from industrial development bonds would be an item of tax preference when distributed by a Fund as “exempt-interest dividends” to shareholders under the AMT.

Other Municipal Obligation Policies.  Certain Funds may invest 25% or more of the value of their respective total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one municipal obligation would also affect the other municipal obligation. For example, a Fund may invest all of its assets in (a) municipal obligations the interest of which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities; (b) municipal obligations whose issuers are in the same state; or (c) industrial development obligations (except where the non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry). A Fund’s investments in these municipal obligations will subject the Fund, to a greater extent, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of investment.

Municipal obligations may also include municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligation bonds are supported by the moral commitment but not the legal obligation of a state or municipality. Municipal leases, certificates of participation and moral obligation bonds present the risk that the state or municipality involved will not appropriate the monies to meet scheduled payments under these instruments.

82

APPENDIX A

Municipal obligations may be backed by letters of credit or other forms of credit enhancement issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States or by other financial institutions such as insurance companies which may issue insurance policies with respect to municipal obligations. The credit quality of these banks, insurance companies and other financial institutions could, therefore, cause a loss to a Fund that invests in municipal obligations. The insurance companies’ exposure to securities involving sub-prime mortgages may cause insurer rating downgrade or insolvency, which may affect the prices and liquidity of municipal obligations insured by the insurance company. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

In order to enhance the liquidity, stability or quality of a municipal obligation, a Fund may acquire the right to sell the obligation to another party at a guaranteed price and date.

In purchasing municipal obligations, a Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Custodial Receipts.  Certain Funds may invest in custodial receipts (including tender option bonds, see above for more information) representing interests in U.S. Government Securities, municipal obligations or other debt instruments held by a custodian or trustee. Custodial receipts evidence ownership of future interest payments, principal payments or both on notes or bonds issued or guaranteed as to principal or

83

interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities, or by a state or local governmental body or authority, or by other types of issuers. For certain securities law purposes, custodial receipts are not considered obligations of the underlying issuers. In addition, if for tax purposes a Fund is not considered to be the owner of the underlying securities held in the custodial account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts, a Fund will bear its proportionate share of the fees and expenses charged to the custodial account.
Other Investment Companies.  Certain Funds may invest in securities of other investment companies, subject to statutory limitations prescribed by the Investment Company Act. These limitations include in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies.

Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, a Fund may invest in other investment companies and money market funds beyond the statutory limits described above. Some of those investment companies and money market funds may be funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

Floating and Variable Rate Obligations.  The Funds may purchase various floating and variable rate obligations, including (for those Funds that may invest in municipal obligations) tender option bonds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the Investment Company Act, a Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is a U.S. Treasury Obligation or U.S. Government Security, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity

84

APPENDIX A

supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks. A Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to a Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must identify on its books liquid assets, or engage in other appropriate measures, to “cover” its obligations.

Illiquid Securities.  Each Fund may invest up to 5% of its total assets (measured at the time of purchase) in illiquid securities (i.e., securities that cannot be sold or disposed of in seven days in the ordinary course of business at approximately the value ascribed to them by the Fund). Illiquid securities include:

¢	Both domestic and foreign securities that are not readily marketable
¢	Certain municipal leases and participation interests
¢	Certain stripped mortgage-backed securities
¢	Repurchase agreements and time deposits with a notice or demand period of more than seven days
¢	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended.

85

Investing in restricted securities may decrease the liquidity of a Fund’s portfolio. Securities purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perception.

Borrowings.  Each Fund may borrow up to 33 1⁄3% of its total assets (including the amount borrowed) from banks for temporary or emergency purposes. A Fund generally may not make additional investments if borrowings exceed 5% of its net assets. For more information, see the SAI.

Downgraded Securities.  After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, a Fund may continue to hold the security if the Investment Adviser believes it is in the best interest of the Fund and its shareholders.

Risks of Large Shareholder Redemptions.  Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these funds, accounts or individuals of their holdings in a Fund may impact the Fund’s liquidity and NAV. These redemptions may also force a Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Special Policy Applicable to the Tax-Free Money Market Fund—Fundamental Policy.  As a matter of fundamental policy, at least 80% of the Net Assets of the Tax-Free Money Market Fund will ordinarily be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. The Fund may temporarily invest in taxable money market instruments when the Investment Adviser believes that market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Fund. In addition, dividends paid by the Fund may be subject to state corporate franchise and corporate income taxes, if applicable.

86

Appendix B

Financial Highlights

The financial highlights tables are intended to help you understand a Fund’s financial performance since the FST Resource Shares’ commencement of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ most recent annual report (available upon request).

PRIME OBLIGATIONS FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013		2012		2011	2010*
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00

Net investment income	—	[c]	—	[c]	— [c]	— [c]
Distributions from net investment income[d]	—	[c]	—	[c]	— [c]	— [c]

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00

Total return[b]	0.01%		0.01%		0.01%	0.01%
Net assets, end of period (in 000s)	$91,805		$139,778		$147,232	$7,827
Ratio of net expenses to average net assets	0.25%		0.29%		0.27%	0.36%[a]
Ratio of net investment income to average net assets	—	[e]	—	[e]	0.01%	0.02%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%		0.88%		0.88%	1.23%[a]

See page 94 for all footnotes.

87

MONEY MARKET FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	— [c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	— [c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.18%	0.18%	0.28%	0.18%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.32%	0.31%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%	0.88%	0.88%	0.73%[a]

See page 94 for all footnotes.

88

APPENDIX B

TREASURY OBLIGATIONS FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	—[c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	—[c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.14%	0.12%	0.15%	0.19%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.23%	0.10%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%	0.88%	0.88%	0.72%[a]

See page 94 for all footnotes.

89

TREASURY INSTRUMENTS FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013	2012		2011	2010*
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00

Net investment income	—[c]	—	[c]	— [c]	—	[c]
Distributions from net investment income[d]	—[c]	—	[c]	— [c]	—	[c]

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00

Total return[b]	—[f]	—	[f]	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1		$1	$1
Ratio of net expenses to average net assets	0.10%	0.07%		0.11%	0.14%[a]
Ratio of net investment income to average net assets	—[e]	0.40%		0.19%	—	[a,e]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%	0.88%		0.88%	0.58%[a]

See page 94 for all footnotes.

90

APPENDIX B

GOVERNMENT FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	—[c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	—[c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.18%	0.18%	0.22%	0.18%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.28%	0.25%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%	0.88%	0.88%	0.73%[a]

See page 94 for all footnotes.

91

FEDERAL FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	—[c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	—[c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (in 000s)	$1	$1	$1	$1
Ratio of net expenses to average net assets	0.14%	0.12%	0.17%	0.20%[a]
Ratio of net investment income to average net assets	0.40%	0.40%	0.19%	0.06%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%	0.88%	0.88%	0.73%[a]

See page 94 for all footnotes.

92

APPENDIX B

TAX-FREE MONEY MARKET FUND

	FST Resource Shares
	Fiscal Years Ended August 31,
	2013	2012	2011	2010*
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	—[c]	— [c]	— [c]	— [c]
Distributions from net investment income[d]	—[c]	— [c]	— [c]	— [c]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.01%	0.01%	0.02%	0.01%
Net assets, end of period (in 000s)	$26,818	$27,615	$22,464	$14,282
Ratio of net expenses to average net assets	0.16%	0.18%	0.25%	0.32%[a]
Ratio of net investment income to average net assets	0.01%	0.01%	0.01%	0.01%[a]
Ratios assuming no expense reductions
Ratio of total expenses to average net assets	0.88%	0.88%	0.88%	0.73%[a]

See page 94 for all footnotes.

93

Footnotes:

*	Commenced May 14, 2010.
a	Annualized.
b	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
c	Amount is less than $0.0005 per share.
d	Distributions may not coincide with current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
e	Amount is less than 0.005% of average net assets.
f	Amount is less than 0.005%.

94

Financial Square Funds

Prospectus (FST Resource Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports and the SAI are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.gsamfunds.com/summaries.

From time to time, certain announcements and other information regarding the Funds may be found at www.gsamfunds.com/announcements-ind for individual investors or www.gsamfunds.com/announcements for advisers.

To obtain other information and for shareholder inquiries:

¢ By telephone:	1-800-621-2550
¢ By mail:	Goldman Sachs Funds P.O. Box 06050 Chicago, IL 60606-6306
¢ On the Internet:	SEC EDGAR database – http://www.sec.gov

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

FSRESPRO13

The Funds’ investment company registration number is 811-05349.

Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

PART B

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 27, 2013

FST SHARE CLASS	GOLDMAN SACHS FINANCIAL SQUARE FEDERAL FUND	GOLDMAN SACHS FINANCIAL SQUARE MONEY MARKET FUND	GOLDMAN SACHS FINANCIAL SQUARE PRIME OBLIGATIONS FUND	GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND	GOLDMAN SACHS FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
INSTITUTIONAL	FEDXX	FSMXX	FPOXX	FGTXX	FTXXX
ADMINISTRATION	FVAXX	FADXX	FBAXX	FOAXX	FEAXX
CAPITAL	GCFXX	GCKXX	GCPXX	GCGXX	GCXXX
CASH MANAGEMENT	GFCXX	GSCXX	GFOXX	GVCXX	GXCXX
CLASS B	—	—	GOBXX	—	—
CLASS C	—	—	GPCXX	—	—
PREFERRED	GPFXX	GPMXX	GPPXX	GPGXX	GPTXX
PREMIER	GFPXX	GPRXX	GOPXX	GGPXX	GXPXX
RESOURCE	GFRXX	GREXX	GBRXX	GVRXX	GXRXX
SELECT	GSFXX	GSMXX	GSPXX	GSGXX	GSTXX
SERVICE	FVSXX	FSVXX	FBSXX	FOSXX	FESXX

FST SHARE CLASS	GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND		GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND	GOLDMAN SACHS FINANCIAL SQUARE TAX- EXEMPT CALIFORNIA FUND	GOLDMAN SACHS FINANCIAL SQUARE TAX- EXEMPT NEW YORK FUND
INSTITUTIONAL	FTIXX		FTOXX	ITCXX	ILNXX
ADMINISTRATION	FRAXX		FGAXX	IAMXX	IYAXX
CAPITAL	GCIXX		GCTXX	—	—
CASH MANAGEMENT	GICXX		GTOXX	IECXX	IENXX
PREFERRED	GPIXX		GPOXX	—	—
PREMIER	GIPXX		GTPXX	—	—
RESOURCE	GIRXX		GTRXX	—	—
SELECT	GSIXX		GSOXX	—	—
SERVICE	FYSXX		FYAXX	ICSXX	IYSXX

Money Market Funds of the Goldman Sachs Trust

71 South Wacker Drive

Chicago, Illinois 60606

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI describes each of the above-referenced series of Goldman Sachs Trust. This SAI should be read in conjunction with the Prospectuses for the Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Tax-Exempt California Fund, Goldman Sachs Financial Square Tax-Exempt New York Fund, Goldman Sachs Financial Square Treasury Instruments Fund and the Goldman Sachs Financial Square Treasury Obligations Fund (individually, a “Fund,” and collectively the “Funds”) dated December 27, 2013 (the “Prospectuses”), as they may be amended and/or supplemented from time to time. The Prospectuses may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number or writing to one of the addresses listed below, or from institutions (“Authorized Institutions”) acting on behalf of their customers.

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm for each Fund, contained in each Fund’s 2013 Annual Report are incorporated herein by reference in the section titled “FINANCIAL STATEMENTS.” No other portions of each Fund’s Annual Report are incorporated herein by reference. A Fund’s Annual Report may be obtained upon request and without charge by calling Goldman, Sachs & Co., toll free at 800-621-2550.

Goldman Sachs Financial Square FundSM is a service mark of Goldman, Sachs & Co.

GSAM® is a registered service mark of Goldman, Sachs & Co.

The date of this SAI is December 27, 2013.

GOLDMAN SACHS ASSET MANAGEMENT, L.P., Investment Adviser

200 West Street

New York, New York 10282

GOLDMAN, SACHS & CO., Distributor

200 West Street

New York, New York 10282

GOLDMAN, SACHS & CO., Transfer Agent

71 South Wacker Drive

Chicago, Illinois 60606

Toll free (in U.S.)    800-621-2550

INTRODUCTION

Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 28, 1997. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this SAI: Goldman Sachs Financial Square Federal Fund (“Federal Fund”), Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), Goldman Sachs Financial Square Prime Obligations Fund (“Prime Obligations Fund”), Goldman Sachs Financial Square Government Fund (“Government Fund”), Goldman Sachs Financial Square Tax-Exempt California Fund (“Tax-Exempt California Fund”), Goldman Sachs Financial Square Tax-Exempt New York Fund (“Tax-Exempt New York Fund”), Goldman Sachs Financial Square Tax-Free Money Market Fund (“Tax-Free Fund”), Goldman Sachs Financial Square Treasury Instruments Fund (“Treasury Instruments Fund”) and Goldman Sachs Financial Square Treasury Obligations Fund (“Treasury Obligations Fund”). Prior to May 20, 2010, the Goldman Sachs Financial Square Tax-Exempt California Fund’s and Goldman Sachs Goldman Sachs Financial Square Tax-Exempt New York Fund’s names were “Goldman Sachs Institutional Liquid Assets Tax-Exempt California Portfolio” and “Goldman Sachs Institutional Liquid Assets Tax-Exempt New York Portfolio,” respectively.

The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. The Federal Fund, Money Market Fund, Government Fund, Tax-Free Fund, Treasury Instruments Fund and Treasury Obligations Fund currently offer nine classes of shares: FST Institutional Shares (“FST Shares”), FST Service Shares (“Service Shares”), FST Administration Shares (“Administration Shares”), FST Preferred Shares (“Preferred Shares”), FST Select Shares (“Select Shares”), FST Capital Shares (“Capital Shares”), FST Cash Management Shares (“Cash Management Shares”), FST Premier Shares (“Premier Shares”) and FST Resource Shares (“Resource Shares”). The Tax-Exempt California Fund and Tax-Exempt New York Fund currently offer four classes of shares: FST Shares, Service Shares, Administration Shares and Cash Management Shares. The Prime Obligations Fund currently offers eleven classes of shares: FST Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares, Resource Shares, FST Class B Shares (“Class B Shares”) (subject to the limitations described herein) and FST Class C Shares (“Class C Shares”). See “SHARES OF THE TRUST.”

The Prime Obligations Fund’s Class B Shares may not be purchased by new shareholders, except as discussed below. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for Class B Shares of the Prime Obligations Fund. Shareholders invested in Class B Shares of the Prime Obligations Fund may continue to hold their Class B Shares until they convert automatically to Service Shares, as described in the Prime Obligations Fund’s Class B Shares Prospectus. Class B shareholders may also continue to reinvest dividends and capital gains into their accounts. Class B shareholders may continue to exchange their Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Prime Obligations Fund’s Class B Shares will be rejected.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to the Funds. GSAM is sometimes referred to herein as the “Investment Adviser.” In addition, Goldman Sachs serves as each Fund’s distributor and transfer agent. The Bank of New York Mellon (“BNYM”) serves as the custodian to the Funds.

The following information relates to and supplements the description of each Fund’s investment objective and policies contained in the Prospectuses. See the Prospectuses for a more complete description of each Fund’s investment objective and policies. Investing in the Funds entails certain risks, and there is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund has a distinct investment objective and policies. Each Fund, other than the Tax-Exempt California Fund and Tax-Exempt New York Fund, is a diversified, open-end management investment company (as defined in the Investment Company Act of 1940, as amended (the “Act”)). The Tax-Exempt California Fund and Tax-Exempt New York Fund are non-diversified open-end management investment companies, as defined in the Act. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to the Treasury Instruments Fund, Government Fund and Federal Fund, to the extent required by the U.S. Securities and Exchange Commission (“SEC”) regulations including Rule 35d-1 under the Act and the SEC’s interpretive positions thereunder, shareholders will be provided with sixty (60) days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in the particular type of investment suggested by its name.

To the extent described in the Prospectuses and further below, the policies of the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund to invest at least 80% of their Net Assets in the particular type of investments suggested by their respective names, and the policy of the Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations and related repurchase agreements, are fundamental policies that may not be changed without shareholder approval.

U.S. Government Securities

The Federal, Money Market, Prime Obligations and Government Funds may invest in government securities, which are obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”). Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury Department (the “Treasury”), (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the issuer. The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. Government Securities are deemed to include (to the extent consistent with the Act): (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises; and (ii) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.

The Treasury Obligations Fund and Treasury Instruments Fund may invest in securities issued or guaranteed by the Treasury.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Each Fund (except the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund) may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Certain Additional Information with Respect to Freddie Mac and Fannie Mae. The volatility and disruption that impacted the capital and credit markets during late 2008 and into 2009 have led to increased market concerns about the ability of the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) to withstand future credit losses associated with securities held in their investment portfolios, and on which they provide guarantees, without the direct support of the federal government. On September 6, 2008, both Freddie Mac and Fannie Mae were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”). Under the plan of conservatorship, the FHFA has assumed control of, and generally has the power to direct, the operations of Freddie Mac and Fannie Mae, and is empowered to exercise all powers collectively held by their respective shareholders, directors and officers, including the power to (1) take over the assets of and operate Freddie Mac and Fannie Mae with all the powers of the shareholders, the directors, and the officers of Freddie Mac and Fannie Mae and conduct all business of Freddie Mac and Fannie Mae; (2) collect all obligations and money due to Freddie Mac and Fannie Mae; (3) perform all functions of Freddie Mac and Fannie Mae which are consistent with the conservator’s appointment; (4) preserve and conserve the assets and property of Freddie Mac and Fannie Mae; and (5) contract for assistance in fulfilling any function, activity, action or duty of the conservator. In addition, in connection with the actions taken by the FHFA, the U.S. Treasury Department (the “Treasury”) entered into certain preferred stock purchase agreements with each of Freddie Mac and Fannie Mae which established the Treasury as the holder of a new class of senior preferred stock in each of Freddie Mac and Fannie Mae, which stock was issued in connection with financial contributions from the Treasury to Freddie Mac and Fannie Mae. The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of this senior preferred stock placed significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock issued to the Treasury, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions were placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. On June 16, 2010, FHFA ordered Fannie Mae and Freddie Mac’s stock de-listed from the New York Stock Exchange (“NYSE”) after the price of common stock in Fannie Mae fell below the NYSE minimum average closing price of $1 for more than 30 days.

The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.

Treasury Inflation-Protected Securities. Each Fund (except the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund) may invest in Treasury inflation-protected securities (“TIPS”), which are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.

If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

Because a Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), a Fund’s investment in either zero coupon bonds or TIPS may require a Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

Custodial Receipts

Each Fund (except the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund and Federal Fund) may also acquire U.S. Government Securities, municipal obligations or other debt instruments in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government Securities, municipal obligations or other debt instruments. Such securities are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”). Although custodial receipts involving U.S. Government Securities are not considered U.S. government securities for purposes of certain securities laws, the securities underlying such receipts are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities.

Bank and Corporate Obligations

Each Fund (except the Government Fund, Federal Fund, Treasury Obligations Fund and Treasury Instruments Fund) may invest in commercial paper, which may include variable rate demand obligations and asset-backed commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar-denominated obligations of domestic or, in the case of the Money Market Fund, foreign issuers. The Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund may invest only in tax-exempt commercial paper. Bank obligations in which the Prime Obligations Fund and Money Market Fund may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC to the extent of $250,000 per depositor per bank.

The Money Market Fund will invest more than 25% of its total assets in bank obligations (whether foreign or domestic), including bank commercial paper. However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Fund may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obligations. As a result, the Fund may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

The Prime Obligations Fund and Money Market Fund may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (with respect to the Money Market Fund) or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements purchased by a Fund may be regarded as illiquid.

Repurchase Agreements

Each Fund (except the Tax-Exempt California Fund, Tax-Exempt New York Fund, Treasury Instruments Fund and Tax-Free Fund) may enter into repurchase agreements with eligible counterparties that furnish collateral at least equal in value or market price to the amount of their repurchase obligation. A repurchase agreement is similar to a collateralized loan, but involves an arrangement under which the purchaser (i.e., the Fund) purchases securities subject to the seller’s agreement, at the time of sale, to repurchase the securities at a specified time and price. For certain of the Funds, these securities may include securities that could not be held by a Fund without the seller’s repurchase commitment. Repurchase agreements involving obligations other than U.S. Government Securities (such as commercial paper, corporate bonds, mortgage loans, auction rate securities and equity securities) may be subject to special risks and may not have the benefit of certain protections in the event of a counterparty’s insolvency. The Federal Fund may, but presently does not intend to, invest in repurchase agreements. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate, if any, on the securities subject to the repurchase agreement. The seller of a repurchase agreement will agree that the value of the purchased securities will at all times equal or exceed the repurchase price during the term of the repurchase agreement.

For purposes of the Act, and generally, for tax purposes, a repurchase agreement is deemed to be a loan from the Fund to the seller of the security. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Investment Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Investment Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Each Fund may not invest in repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of the total assets of that Fund (measured using the amortized cost method of valuation) would be invested in such investments and other securities which are not readily marketable. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, pursuant to exemptive relief granted by the SEC, each Fund (except the Tax-Exempt California Fund, Tax-Exempt New York Fund, Treasury Instruments Fund and Tax-Free Fund), together with other registered investment companies having advisory agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Foreign Securities

The Money Market Fund may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations issued or guaranteed by major foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks. The Prime Obligations Fund may invest in certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks. The Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund may also invest in municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States Under current SEC rules relating to the use of the amortized cost method of portfolio securities valuation, the Money Market Fund is restricted to purchasing U.S. dollar-denominated securities, but is not otherwise precluded from purchasing securities of foreign issuers.

The Money Market Fund may invest in U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government. The Money Market Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by any entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of nationally recognized statistical rating organizations (“NRSROs”). The Money Market Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest;

expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank and the legal remedies for investors may be more limited than the remedies available in the United States.

Investing in Europe. While the Money Market Fund may invest only in U.S. dollar-denominated obligations, the prices of certain of the Money Market Fund’s holdings may nevertheless be sensitive to changes in value of the euro and the underlying events that affect its value. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit, general economic and political position of each such state, including each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union, in particular those within the Euro zone. Changes in these factors might materially adversely impact the value of securities that the Money Market Fund has invested in.

Asset-Backed and Receivables-Backed Securities

The Prime Obligations Fund and Money Market Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as mortgages, motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Fund’s investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund’s other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Funds may invest in these and other types of asset-backed securities that may be developed. This SAI may be amended or supplemented as necessary to reflect the intention of the Prime Obligations Fund and Money Market Fund to invest in asset-backed securities with characteristics that are materially different from the securities described above. However, a Fund will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in “TAXATION” below.

As set forth below, several types of asset-backed and receivables-backed securities are offered to investors, including for example, Certificates for Automobile ReceivablesSM (“CARS”) and interests in pools of credit card receivables. CARS represent undivided fractional interests in a trust (“CAR Trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor’s return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, the provision of a reserve fund, or a combination thereof to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Prime Obligations Fund and Money Market Fund to dispose of any then existing holdings of such securities.

To the extent consistent with its investment objectives and policies, each of the Prime Obligations Fund and Money Market Fund may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued basis and enter into forward commitments. These transactions involve a commitment by the Fund to purchase or sell securities at a future date beyond the customary settlement time. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. A Fund may realize capital gains or losses in connection with these transactions; distributions from any net capital gains would be taxable to its shareholders. For purposes of determining a Fund’s average dollar weighted maturity, the maturity of when-issued or forward commitment securities for fixed-rate obligations will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will identify on its books cash or liquid assets having a value at least equal to the amount of the Fund’s purchase commitments. Alternatively, a Fund may enter into off-setting contracts for the forward sale of securities. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Variable Rate Demand Obligations

Each Fund (except the Treasury Obligations Fund and Treasury Instruments Fund) may purchase variable rate demand obligations. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable rate demand obligations are not generally transferable and are not ordinarily rated. A Fund may invest in them only if the Investment Adviser believes that the notes are of comparable credit quality to the other obligations in which that Fund may invest.

Variable Rate and Floating Rate Obligations

The interest rates payable on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

Each Fund (except the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund and Federal Fund) may purchase variable and floating rate demand instruments that are municipal obligations or other debt securities issued by corporations and other non-governmental issuers that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days’ notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee, or the credit enhancement issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (i) upon a default under the terms of the debt security; (ii) as needed to provide liquidity to a Fund; (iii) to maintain the respective quality standards of a Fund’s investment portfolio; or (iv) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Fund, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Fund may invest. The Investment Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund’s quality criteria by reason of being backed by a letter of credit, guarantee, or demand feature issued by an entity that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the obligation or the provider of the credit support or both will meet the quality standards of the Fund.

As stated in the Prospectuses, the Funds may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Funds’ investments in such instruments will be subject to the limitation on illiquid investments.

Each Fund (except the Treasury Obligations Fund, Treasury Instruments Fund, Government Fund and Federal Fund) may invest in variable or floating rate participation interests in municipal obligations held by financial institutions (usually commercial banks). Such participation interests provide the Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days’ notice. In addition, the participation interest may be backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

Restricted and Other Illiquid Securities

A Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. However, a Fund will not invest more than 5% of the value of its total assets (measured at the time of purchase, using the amortized cost method of valuation) in securities which are illiquid, which includes fixed time deposits with a notice or demand period of more than seven days that cannot be traded on a secondary market and certain restricted securities. The Board of Trustees has adopted guidelines under which the Investment Adviser determines and monitors the liquidity of restricted securities subject to the oversight of the Trustees. Restricted securities (including securities issued under Rule 144A and commercial paper issued under Section 4(2) of the 1933 Act) which are determined to be liquid will not be deemed to be illiquid investments for purposes of the foregoing restriction. Since it is not possible to predict with assurance that the market for restricted securities will continue to be liquid, the Investment Adviser will monitor each Fund’s investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Other Investment Companies

Each Fund (except the Federal, Treasury Investments and Treasury Obligations Funds) may invest in securities of other investment companies. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests, in addition to the management fees (and other expenses) paid by the Fund. A Fund’s investments in other investment companies are subject to statutory limitations prescribed by the Act, including in certain circumstances a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in the securities of all investment companies. Pursuant to an exemptive order obtained from the SEC or under an exemptive rule adopted by the SEC, the Funds may invest in investment companies and money market funds for which the Investment Adviser or any of its affiliates serves as investment adviser, administrator and/or distributor. However, to the extent that a Fund invests in a money market fund for which the Investment Adviser or any of its affiliates acts as investment adviser, the management fees payable by the Fund to the Investment Adviser will, to the extent required by the SEC, be reduced by an amount equal to the Fund’s proportionate share of the management fees paid by such money market fund to its investment adviser. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as that Fund. Additionally, to the extent that any Fund serves as an “underlying fund” to another Goldman Sachs Fund, that Fund may invest a percentage of its assets in other investment companies if those investments are consistent with applicable law and/or exemptive orders obtained from the SEC.

Municipal Obligations

Each Fund (except the Federal, Government, Treasury Investments and Treasury Obligations Funds) may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. Two principal classifications of municipal obligations are “notes” and “bonds.” The Prime Obligations Fund and Money Market Fund may invest in municipal obligations when yields on such securities are attractive compared to those of other taxable investments.

Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds that invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, if any, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California and Tax-Exempt New York Funds, exempt from California and New York (city and state) personal income taxes, respectively. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts” (“MRs”) and “Municipal Certificates of Accrual on Tax-Exempt Securities” (“MCATS”). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, “general obligation” bonds and “revenue” bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations.

In purchasing municipal obligations, the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund rely on opinions of bond counsel as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Funds do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.

Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Each Fund that may invest in municipal obligations may also invest in private activity bonds. The Tax-Exempt New York Fund, Tax-Exempt California Fund and Tax-Free Fund do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax. If such policy should change in the future, such investments would not exceed 20% of the net assets of each of the Tax-Exempt New York Fund, Tax-Exempt California Fund and the Tax-Free Fund under normal market conditions. The Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund do not intend to invest more than 25% of the value of their respective total assets in private activity bonds or similar obligations where non-governmental entities supplying the revenues from which such bonds or obligations are to be paid are in the same industry.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds that the Funds may purchase are limited to short-term serial bonds—those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as “Put Bonds”), which are subject to a Fund’s commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer’s commitment to so purchase the bond at such price and time.

The Funds that invest in municipal obligations may invest in municipal leases, certificates of participation and “moral obligation” bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments, such as installment contracts. Moral obligations bonds are supported by the moral commitment but not the legal obligation of a state or municipality. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that a Fund would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

The Funds that invest in municipal obligations may also invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax- exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity and the average portfolio life of a Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Investment Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund’s credit quality requirements, to be inadequate.

Although the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Investment Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

A Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of investment restrictions of the Funds, the identification of the “issuer” of municipal obligations that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligations as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, municipal obligations that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations that were not publicly offered initially.

Municipal obligations purchased for a Fund may be subject to the Fund’s policy on holdings of illiquid securities. The Investment Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Investment Adviser believes that the quality standards applicable to each Fund’s investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

Special Risk Considerations Relating to California Municipal Obligations

The Tax-Exempt California Fund, Tax-Exempt New York Fund, Prime Obligations Fund, Money Market Fund and Tax-Free Fund may invest in municipal obligations of the State of California (“California” or, as used in this section, the “State”), its public authorities and local governments (“California Municipal Obligations”), and such instruments are consequently affected by political and economic developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities. Some of the significant financial considerations relating to investments in California Municipal Obligations are summarized below. The following section provides only a brief summary of the complex factors affecting the financial condition of California that could, in turn, adversely affect a Fund’s investments in California Municipal Obligations. This information is based on publicly information available from State authorities and other sources available prior to November 6, 2013, and has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by the State, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

Introduction and Overview

California, like the rest of the nation, has experienced an uneven economic recovery from the severe economic downturn that began in late 2007. As a result of continuing weakness in the State economy, State tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls. To exacerbate the problem, as California entered the recession, annual revenues generally were less than annual expenses, resulting in a “structural” budget deficit. This structural deficit was due in part to overreliance on temporary remedies, including one-time revenues, internal borrowing, payment deferrals, accounting shifts and expenditure reduction proposals that did not materialize. However, the prospects for the California economy are improving.

The State manages its cash flow requirements during the fiscal year primarily with a combination of both internal and external borrowing by the General Fund from over 700 special funds. The General Fund has typically ended each fiscal year with a net borrowing from these special funds. As of June 30, 2013, the General Fund owed approximately $2.4 billion to these special funds and other State funds from internal borrowing for cash management purposes (compared to almost $9.6 billion at June 30, 2012 and $8.2 billion at June 30, 2011).

There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that declines in State tax receipts or other impacts of the recent economic recession will not further materially adversely affect the financial condition of the State. Any deterioration of the State’s financial condition increases the risk of investing in California Municipal Obligations and may have a negative effect on the value of the securities issued by the State and its municipalities.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest and most diverse in the world. The relative proportion of the various components of the State’s economy closely resembles the make-up of the national economy, and, as a result, events which negatively affect such industries may have a similar impact on both the State and national economies. The State, like the rest of the nation, experienced an economic recession which is believed to have ended at some point in the second half of 2009. Certain economic indicators show that California’s economy was hit harder by the recession than the economies of most other states. However, statistics from the California economy are showing a gradual and broadening recovery. For example, personal income increased in thirteen of the past fifteen quarters through the second quarter of 2013. The State unemployment rate reached a high of 12.4% in late 2010. The rate improved thereafter, falling to 8.9% in August 2013. For comparison, the national unemployment rate was 7.3% in August 2013.

After hitting a low of approximately 200,000 units (seasonally adjusted and annualized) in the middle of 2007, sales of existing single-family homes have rebounded to above 400,000 units annually. With limited inventories of homes for sale, existing home prices accelerated in the latter half of 2012. The median price of existing single-family homes sold in August 2013 was $441,330, an increase of $104,270 from January 2013, and almost 30% higher than August 2012. However, this remains 24% below the pre-recession peak.

The pace of home building accelerated sharply during the first half of 2013. California issued 58,000 residential building permits in 2012, 23.1% more than were issued in 2011. During the first eight months of 2013, the issuance of new home permits rose 62% over the same period in 2012. However, the August annualized rate of 85,553 was still only a fraction of the 210,000 permits issued in 2005.

After growing 19% in 2010 and 11% in 2011, made-in-California export growth slowed to 1.6% in 2012 and dropped 0.2% during the first seven months of 2013 over the same period in 2012 based on slower growth in most leading commodity categories and a reduction in computer and electronic products exports.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California debt obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by special referendum in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of the full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any special tax (i.e., a tax devoted to a specific purpose).

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added to the State Constitution Articles XIIIC and XIIID, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several provisions affecting “fees” and “charges,” defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual appropriations limit imposed by Article XIIIB of the California Constitution, enacted by special referendum in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (i) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters (e.g., general obligation bonds), (ii) appropriations to comply with mandates of courts or the federal government, (iii) appropriations for certain capital outlay projects, (iv) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (v) appropriations made in certain cases of emergency. The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. Local governments may, by voter approval, exceed their spending limits for up to four years.

The State’s Department of Finance estimates the State was approximately $19.8 billion and $12.7 billion below the appropriations limit in fiscal years 2011-2012 and 2012-2013, respectively.

Proposition 98 changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-14 education a minimum level of funding. Proposition 98 (as modified by Proposition 111) guarantees K-14 education the greater of: (a) in general, a fixed percentage of General Fund revenues (“Test 1”), (b) the amount appropriated to K-14 education in the prior year, adjusted for changes in State per capita personal income and enrollment (“Test 2”), or (c) a third test, which replaces Test 2 in any year that the percentage growth in per capita General Fund revenues from the prior year plus 0.5% is less than the percentage growth in State per capita personal income (“Test 3”).

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine the impact of these Articles on California Municipal Obligations or on the ability of the State or local governments to pay debt service on such California Municipal Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Debt Obligations of California and State Agencies

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State Treasurer is responsible for the sale of most debt obligations of the State and its various authorities and agencies.

Current State debt obligations include:

General Obligation Bonds. The State’s Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund, and all debt service on general obligation bonds is paid from the General Fund. As of September 1, 2013, the State had outstanding approximately $79.4 billion aggregate principal amount of long-term general obligation bonds, of which approximately $74.0 billion were payable primarily from the State’s General Fund, and approximately $5.4 billion were “self-liquidating” bonds payable first from other special revenue funds. As of September 1, 2013, there were unused voter authorizations for the future issuance of approximately $31.0 billion long-term general obligation bonds, some of which may first be issued as commercial paper notes. Of this unissued amount, approximately $1.3 billion is for general obligation bonds payable first from other revenue sources.

A ballot measure is scheduled to be submitted to the voters at the statewide election in November 2014 (rescheduled from 2012) to approve the issuance of approximately $11.1 billion in general obligation bonds for a wide variety of purposes relating to improvement of the State’s water supply systems, drought relief, and groundwater protection. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by the Legislature or placed on the ballot through the initiative process.

Variable Rate General Obligation Bonds. The State can issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding.

Economic Recovery Bonds (“ERBs”). The California Economic Recovery Bond Act (“Proposition 57”), approved by the voters on March 2, 2004, authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

The entire authorized amount of ERBs was issued in three sales: in May and June 2004 and in February 2008. No further ERBs can be issued under Proposition 57, except for refunding bonds. The State issued refunding ERBs in 2009 to restructure the program in response to a drop in taxable sales caused by the recent recession and in 2011 for debt servicing savings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the Budget Stabilization Account (“BSA”) created by the California Balanced Budget Act. As of July 1, 2013, funds from these sources have been used for early retirement of approximately $8.9 billion of bonds during fiscal years 2005-2006 through 2012-2013, including approximately $1.5 billion which was transferred from the BSA in fiscal year 2006-2007 and fiscal year 2007-2008.

The State accumulated approximately $451 million in excess proceeds from the dedicated quarter cent sales tax during the six-month period ending July 1, 2013. The State will use these moneys to retire ERBs during the next year. An initial redemption of $150 million of ERBs occurred in August 2013.

The Governor suspended the BSA transfers in each of the fiscal years 2008-2009 through 2013-2014 due to the condition of the General Fund.

Build America Bonds. In February 2009, the U.S. Congress enacted certain new municipal bond provisions as part of the American Recovery and Reinvestment Act (the “ARRA”). One provision of the ARRA allowed municipal issuers such as the State to issue Build America Bonds (“BABs”) for new infrastructure investments. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury was to repay the issuer an amount equal to 35% of the interest cost on any BABs issued during 2009 and 2010. This resulted in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The BAB subsidy payments related to general obligation bonds are General Fund revenues to the State, while subsidy payments for lease-purchase bonds are deposited into a fund which is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the Internal Revenue Service as a refund of a tax credit and such refund may be offset by the U.S. Treasury by any liability of the State payable to the federal government. None of the State’s BAB subsidy payments to date have been reduced because of such an offset.

Between April 2009 and through December 2010, the State issued a significant amount of BABs, including approximately $13.5 billion of BAB general obligation bonds and $551 million of BAB lease-revenue bonds. The aggregate amount of the subsidy payments to be received from fiscal year 2013-2014 through the maturity of these bonds (mostly 20-30 years) is approximately $8.3 billion for the BAB general obligation bonds and $283 million for the BAB lease-revenue bonds.

Pursuant to certain federal budget legislation adopted in August 2011, starting as of March 1, 2013, and continuing until the U.S. Congress takes any further action, the federal government’s BAB subsidy payments will be reduced as part of a government-wide “sequestration” of many program expenditures. The Internal Revenue Service announced that each BAB subsidy payment would be reduced by 8.7% for the balance of the federal 2013 fiscal year (ended September 30, 2013). This resulted in a reduction of approximately $15.7 million from the $367.4 million of total subsidies the State had been scheduled to receive between October 1, 2012 and September 30, 2013 for both general obligation and lease-revenue BABs. The Internal Revenue Service has announced that the sequestration reduction for federal fiscal year 2014 (starting October 1, 2013) will be 7.2%. If implemented for the full federal fiscal year, this would result in a reduction of approximately $27.5 million in subsidies. None of the BAB subsidy payments are pledged to pay debt service, so this reduction will not affect the State’s ability to pay all of its general obligation and lease-revenue BABs on time, nor have any material impact on the State’s General Fund.

Commercial Paper Program. Voter-approved general obligation indebtedness may, in some cases, be issued as commercial paper notes. Commercial paper notes may be renewed or refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes to provide flexibility for bond programs, such as to provide interim funding of voter-approved projects and to facilitate refunding of variable rate bonds into fixed rate bonds. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to approximately $1.6 billion in aggregate principal amount at any time. This amount may be increased or decreased in the future. As of September 1, 2013, approximately $587.6 million of commercial paper was outstanding.

Lease-Purchase Obligations. The State constructs and acquires capital facilities through the use of lease-purchase borrowing, in addition to general obligation bonds. Such borrowing must be authorized by the Legislature pursuant to a separate act or appropriation. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction or acquisition of facilities, such as office buildings, university buildings, courthouses or correctional institutions. These facilities are leased to a State agency, the California State University, the University of California or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State’s lease obligation, which are then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the State Constitutional provisions that require voter approval. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had approximately $11.8 billion in lease-purchase obligations outstanding as of September 1, 2013. The State Public Works Board, which is authorized to sell lease-purchase bonds, had approximately $6.9 billion of authorized and unissued bonds as of September 1, 2013.

Bank Arrangements. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations were not remarketed, resulting in draws on the applicable credit facilities, but this has not occurred since 2009.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. These revenue bonds represent obligations payable from State revenue-producing enterprises and projects, and conduit obligations payable only from revenues paid by private users or local governments of facilities financed by the revenue bonds. In each case, such revenue bonds are not payable from the General Fund. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had approximately $55.6 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2013.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs including each fiscal year from 2004-2005 to 2013-2014. By law, revenue anticipation notes (“RANs”) must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants (“RAWs”), which can mature in a subsequent fiscal year. RANs and RAWs are both payable from any “Unapplied Money” in the General Fund on their maturity date, subject to the prior application of such money in the General Fund to certain other payments. In August 2013, the State issued $5.5 billion of RANs.

State Finances

The State receives revenues from taxes, fees and other sources, the most significant of which are the personal income tax, sales and use tax and corporation tax. Significant elements of State expenditures include education (both K-12 and higher education), health and human services and correctional programs.

The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond and other funds. The General Fund consists of revenues received by the State Treasury that are not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major tax revenue sources of California. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor (including the annual Budget Act), as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

The following is a summary of the State’s major revenue sources:

Personal Income Tax. The California personal income tax, closely modeled after the federal income tax law, is imposed on net taxable income (gross income less exclusions and deductions). In addition, a 1% surcharge is imposed on taxable income above $1 million and proceeds from such tax are dedicated to the Mental Health Services Fund. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to a state alternative minimum tax (“AMT”), which is similar to the federal AMT. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations, which may be linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. For example, capital gains tax receipts accounted for as much as 14.8% of General Fund revenues and transfers in fiscal year 2000-2001, while the 2013 Budget Act projects that capital gains will account for 10.6% of General Fund revenues and transfers in fiscal year 2012-2013 and 6.0% in fiscal year 2013-2014.

Sales and Use Tax. The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft. Proposition 1A, added by special referendum in November 2004, amended the State’s Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales and vehicle license fee revenues. The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in the State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

Corporation Tax. The State’s corporate tax revenue is derived from franchise tax, corporate income tax, assessed fees on limited liability companies, additional taxes on banks and other financial corporations, an AMT similar to the federal AMT and a tax on the profits of Subchapter S corporations.

Insurance Tax. The majority of insurance written in the State, subject to certain exceptions, is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits.

Estate Tax; Other Taxes. The State estate tax is based on the State death tax credit allowed against the federal estate tax and is designed to pick up the maximum credit allowed against the federal estate tax return. The federal American Taxpayer Relief Act of 2012 permanently eliminated the State death tax credit (and thus the State portion of estate tax under federal law) as of January 1, 2013. Other sources of General Fund revenue include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

State Budget Process

The State’s fiscal year begins on July 1st and ends on June 30th of the following year. Under the State Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the Legislature and signed by the Governor. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law and the State Constitution, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is normally the basis for final negotiations between the Governor and Legislature to reach agreement on appropriations and other legislation to fund State government for the ensuing fiscal year (the “Budget Act”). The Budget Act must be approved by a majority vote of each house of the State legislature, and, as enacted, must be in balance.

The State’s General Fund Budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred. Appropriations also may be included in legislation other than the Budget Act. With limited exceptions, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each house of the Legislature and be signed by the Governor. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State’s Constitution. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each house of the Legislature. Proposition 25 requires that the Budget Act be approved by a majority vote of each house of the Legislature. The vote required to raise taxes, however, is two-thirds in each house of the Legislature.

The Balanced Budget Amendment (“Proposition 58”) requires the State to enact a balanced budget, establishes a special reserve in the General Fund, restricts future borrowings to cover budget deficits, and provides for mid-year budget adjustments in the event that the budget falls out of balance. The Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of passage and as set forth in the budget bill. As a result of the requirements of Proposition 58, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. For example, if after passage of the Budget Act the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency and propose legislation to address the emergency. The Legislature would be called in to a special session to address this proposal. If the legislature fails to send legislation to the Governor to address the fiscal emergency within 45 days, it will be prohibited from acting on any other bills or adjourning until fiscal legislation is passed. Proposition 58 also prohibits certain future borrowings to cover budget deficits. These restrictions apply to general obligation bonds, revenue bonds and certain other forms of long-term borrowings, but do not apply to certain short-term and inter-fund borrowings.

In addition to Proposition 58, a number of other laws and constitutional amendments have been enacted over the years, often through voter initiatives, which have made it more difficult to raise the State’s taxes, have restricted the use of the State’s General Fund or special fund revenues, or have otherwise limited the Legislature and Governor’s discretion in enacting budgets. Examples of constraints on the budget process include Proposition 13 (requiring a two-thirds vote in each house of the Legislature to change State taxes enacted for the purpose of increasing revenues collected), Proposition 98 (requiring a minimum percentage of General Fund revenues be spent on local education), Proposition 49 (requiring expanded State funding for before and after school programs), Proposition 10 (raising taxes on tobacco products but mandating the expenditure of such revenues), Proposition 63 (imposing a 1% tax surcharge on taxpayers with annual taxable income of more than $1 million in order to fund mental health services and limiting the Legislature or Governor from redirecting funds now used for mental health services) and Proposition 22 (prohibiting any future borrowing by the State from local government funds).

State Budget for the 2012-2013 and 2013-2014 Fiscal Years

The 2013-2014 Governor’s Budget (“Governor’s Budget”), released on January 10, 2013, projected that the 2012-2013 fiscal year would end with a small reserve of $167 million, compared to the $948 million reserve estimated at the time of the 2012 Budget Act.

The Governor’s Budget projected to end fiscal year 2013-2014 with a $1 billion reserve. General Fund revenues and transfers for fiscal year 2013-2014 were projected at $98.5 billion, an increase of $3.1 billion compared with revised estimates for fiscal year 2012-2013. General Fund expenditures for fiscal year 2013-2014 were projected at $97.7 billion, an increase of $4.7 billion compared with revised estimates for fiscal year 2012-2013.

The Governor’s Budget contained significant new proposals for funding schools and community colleges and continued the implementation of the federal Patient Protection and Affordable Care Act. In addition, the Governor’s Budget proposed General Fund spending increases for the State’s public university systems and revised previously projected savings associated with cap-and-trade auction revenues and the dissolution of redevelopment agencies.

On May 14, 2013, the Governor released the May Revision to the 2013-2014 Budget. At that time, the Governor projected that weaker tax collections would erode the vast majority of the $4.5 billion of unexpected tax revenues collected since January 2013. For fiscal years 2011-2012, 2012-2013 and 2013-2014 combined, the May Revision anticipated that revenues would be only $749 million higher than indicated in the Governor’s Budget. Because the Governor’s forecast reflected much of the $4.5 billion of unanticipated tax collections as higher fiscal year 2012-2013 revenues, the Proposition 98 minimum guarantee for the current fiscal year rose to $56.5 billion – almost $3 billion higher than in the Governor’s Budget. Whereas the guarantee in fiscal year 2012-2013 is notably higher, the guarantee in fiscal year 2013-2014 is notably lower at $55.3 billion, down almost $1 billion from the Governor’s Budget.

The 2013-2014 Budget Act, enacted on June 27, 2013, projected that the State would end fiscal year 2013-2014 with a $1.1 billion General Fund reserve. General Fund revenues and transfers for fiscal year 2013-2014 were projected at $97.1 billion, a decrease of $1.1 billion compared with fiscal year 2012-2013. General Fund expenditures for fiscal year 2013-2014 were projected at $96.3 billion – an increase of $0.6 billion compared to the prior year. The 2013-2014 Budget Act also includes special fund expenditures of $42.0 billion and bond fund expenditures of $7.0 billion.

Certain municipal issuers may be unable to issue bonds or access the market to sell their issues or, if able to access the market, may issue bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

The above discussion of current and future State budgets is based on approximations, estimates and projections of revenues and expenditures for current and future fiscal years and these must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the United States, and there can be no assurance that the estimates will be achieved. Furthermore, if the State’s economy weakens, its budget deficit may grow.

Deferred Obligations

In addition to the bonds and other obligations described in the preceding paragraphs, the State has engaged in budgetary actions which create pressures or repayment obligations from the General Fund in future years. Over a number of years, the State has adopted budget solutions for one fiscal year by deferring certain required payments (including Proposition 98 payments to schools, Medi-Cal reimbursements, state payrolls and payments to the state pension fund) from one fiscal year into the next year; these deferrals end up having to be repeated year after year. In addition, the General Fund is obligated for repayment of deficit bonds (ERBs), certain legislatively-approved interfund borrowings, reimbursement of borrowings from state and local governments, reimbursements to local governments and school districts for the costs of state mandates placed on those entities under state laws, obligations to employees for compensated absences, costs for self-insurance, and future payment of interest owed on borrowings from the federal government for unemployment insurance payments. (In some cases, the Legislature has the ability to modify, further extend the timing of or even cancel the repayment of some of these obligations.)

As of the 2013 Budget Act, in addition to the Proposition 98 budgetary deferrals and settle-up payments referred to above, the General Fund is obligated to repay school and community college districts for past underfunding which is permitted under Proposition 98 (“maintenance factor”). The Department of Finance estimates that the total outstanding balances at the end of the 2012-2013 fiscal year for the Proposition 98 maintenance factor is $6.6 billion. The outstanding balance projected at the end of the 2013-2014 fiscal year will be $9.6 billion. The Proposition 98 maintenance factor payments will be repaid pursuant to the constitutional repayment formula in future years when State revenue increases.

Future Deficits

The financial condition of the State is subject to a number of other risks in the future, including potential significant increases in required State contributions to the Public Employees’ Retirement System, increased financial obligations related to certain post-employment benefits to State employees and their families and increased debt service. Despite eliminating the structural deficit in the last two budgets, the State continues to face major long-term challenges and must address the consequences of budget-balancing actions taken in the past.

Cash Flow Requirements; Reserves

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds (as directed by the Governor), and external borrowing in the form of RANs, which fund annual cash flow requirements and are repaid within the same fiscal year, and RAWs, which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. Revenue shortfalls and budget deficits may place severe pressure on the State’s cash resources and require a significant amount of short-term cash flow borrowing.

The Special Fund for Economic Uncertainties (“SFEU”) is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts from the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as “loans.” The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

The BSA was established by Proposition 58 (approved in 2004) to set aside funds to cover budget shortfalls. On May 31, 2013, the Governor issued an Executive Order to suspend the fiscal year 2013-2014 transfer from the General Fund to the BSA estimated at $2.9 billion based on the 2013 Budget Act. The Governor had also suspended the General Fund transfer to the BSA in fiscal years 2011-2012 and 2012-2013. In addition, the previous Governor had suspended the General Fund transfer to the BSA for fiscal years 2008-2009 through 2010-2011. There is currently no money in the BSA.

Bond Ratings

As of November 6, 2013, California’s outstanding general obligation bonds have long-term credit ratings of “A” from Standard & Poor’s Rating Group (“Standard & Poor’s”), “A1” from Moody’s Investors Service (“Moody’s”) and “A” from Fitch, Inc. (“Fitch”). California has always paid when due the principal and interest on all its debts, including general obligation bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including RANs and RAWs.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default. A downgrade of California’s general obligation bond rating could result in a reduction in the market value of the California Municipal Obligations held by a Fund, which could negatively impact a Fund’s net asset value and/or the distributions paid by a Fund.

Legal Proceedings

The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings (described in the State’s recent financial statements and other public disclosures) that, if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources.

Local Governments

The primary units of local government in California are the 58 counties, which range in population from approximately 1,200 in Alpine County to approximately 9.9 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 482 incorporated cities in California and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained by Proposition 13, which added Article XIIIA to the State Constitution. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services. As a result of these and other limits on the ability of local governments to raise revenue, local governments may face significant fiscal problems in periods of economic stress, which could cause these issuers to default on their outstanding obligations or file for bankruptcy protection under Chapter 9 of the U.S. Bankruptcy Code.

Chapter 9 of the U.S. Bankruptcy Code provides an insolvent municipality with protection from its creditors while the municipality develops a plan to reorganize its debts. A municipality may reorganize its debts by extending debt maturities, reducing the amount of principal outstanding or interest owed, refinancing the debt, or by implementing other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality. As a result of continuing financial and economic difficulties, several California municipalities have recently filed for bankruptcy protection under Chapter 9 or have indicated that they may seek such bankruptcy protection in the future. Additional municipalities could file for bankruptcy protection in the future. Any such action could negatively impact the value of a Fund’s investments in the securities of those issuers or other issuers in California.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. To the extent the State is constrained by its Article XIIIB appropriations limit, its obligation to schools under Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. An economic slowdown in the State, with its corresponding reduction in State and local revenues, would put additional pressure on local government finances.

California Long Term Lease Obligations. Based on a series of State court decisions, certain long-term lease obligations, though typically payable from the General Fund or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement include failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to an earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Further lease obligations may represent executory contracts which could be rejected in a bankruptcy proceeding under Chapter 9 of the U.S. Bankruptcy Code. Although litigation is brought from time to time that challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August 1998 which confirmed the legality of these financing methods.

Other Considerations

The Budget Control Act of 2011 (“BCA”) requires the federal government to reduce expenditures by over $2 trillion over the next ten years. Since the State currently receives a significant amount each year in federal funds, the BCA is expected to impact the level of State funds in the coming years.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any obligation in a Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risk Considerations Relating to New York Municipal Obligations

The Tax-Exempt California Fund, Tax-Exempt New York Fund, Prime Obligations Fund, Money Market Fund and Tax-Free Fund may invest in municipal obligations of the State of New York (“New York” or, as used in this section, the “State”), its public authorities and local governments (“New York Municipal Obligations”). Some of the significant financial considerations relating to investments in New York municipal obligations are summarized below.

The following section provides only a brief summary of the complex factors affecting the financial condition of New York that could, in turn, adversely affect a Fund’s investments in New York municipal obligations. This information is based on the Annual Information Statement of the State of New York (“AIS”), as updated and supplemented from time to time, and other public sources available prior to November 15, 2013. The accuracy and completeness of the information contained in those sources have not been independently verified. In addition, this information is subject to change rapidly, substantially and without notice. Such changes may negatively impact the fiscal condition of the State or other jurisdictions in which a Fund may invest, which could harm the performance of a Fund. Accordingly, inclusion of the information herein shall not create an implication that there has not been any change in the affairs of the State or relevant jurisdictions since the date of this Statement of Additional Information. More information about the specific risks facing the State or jurisdiction may be available from official resources published by those entities.

The bond ratings provided below are current as of the date specified. The creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by the State, and there may be no obligation on the part of New York to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New York. The political subdivisions of the State may have different ratings that are unrelated to the ratings assigned to the obligations of the State.

During the recent recession, New York experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face certain fiscal challenges including a relatively high unemployment rate, structural budget deficits and recovery from the damage caused by Superstorm Sandy. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly impact State finances and, therefore, the State’s municipal securities. Moreover, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced fiscal stress in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession or recent federal actions, such as the expiration of the federal payroll tax holiday, increases in taxes of certain high-income individuals and mandatory cuts to federal spending known as “sequestration,” or the damage caused by Superstorm Sandy, will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State, its agencies or its municipalities, which could reduce the performance of a Fund.

Introduction and Overview

The State of New York’s fiscal year begins on April 1 and ends on March 31. The most recently published AIS was dated June 19, 2013 and an update to the AIS was published on August 28, 2013. The information for the State comes from the Department of Budget (“DOB”).

The State completed action on the budget for 2013-2014 in April 2013 (“Enacted Budget”). In accordance with State law, DOB issued the “Enacted Budget Financial Plan” in May 2013, which reflected the impact of the Enacted Budget on the multi-year operating forecast. Based on preliminary, unaudited results, the State ended fiscal year 2012-2013 in balance on a cash basis in the General Fund. General Fund receipts, including transfers from other funds, totaled approximately $58.8 billion, representing a 3.3% increase from the prior fiscal year. Total tax receipts increased by more than $1.5 billion due, in large part, to increases in personal income tax revenues and business tax collections. General Fund disbursements, including transfers to other funds, totaled $59.0 billion, an increase of 4.4% from the previous fiscal year. The General Fund had a closing balance of $1.61 billion.

The State accounts for all of its spending and receipts by the fund in which the activity takes place, and the broad category or purpose of that activity. The State’s four major fund types (collectively, “All Funds”) include:

•	General Fund, which receives most of the State’s tax revenue and accounts for spending on programs that are not supported directly by dedicated fees and revenues;

•	Special Revenue Funds, which receive federal grants, certain dedicated taxes, fees and other revenues that are used for a specified purpose;

•	Capital Project Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons, and other infrastructure projects; and

•	Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

The economic downturn had a severe impact on State finances. Recent years have seen a slow recovery of actual receipts, while fixed costs for debt service and fringe benefits continued to rise. In addition, the State experienced an increased demand for its public services. In 2008-2009 and 2009-2010, the State was required to take extraordinary actions to maintain balanced operations and sufficient liquidity, including enacting mid-year reductions to programs, instituting several rounds of agency spending reductions and deferring payments to local aid recipients and taxpayers. To avoid using its rainy day reserves, which are relied on during the fiscal year to provide liquidity, the State managed the timing of payments across fiscal years, including deferring payments not yet legally due from one fiscal year to the next fiscal year.

However, recent results have suggested a stronger recovery in State receipts. With this recovery, the State has allowed limited spending growth to meet the demand for State services. The recovery in State receipts has also helped to support and maintain balances in the rainy day reserve fund.

Special Considerations. Many complex political, social, and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State’s control. The State’s Financial Plan (explained under “State Budget”) is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that actual results will not differ materially and adversely from current forecasts.

State Economy

With a population of over 19.5 million, the State is the third most populous state in the country. Although its economy is diverse, the State is heavily dependent on the financial activities sector. Jobs in the financial activities sector account for 7.8% of total State employment and 20.1% of total State wages. In addition to the financial activities sector, the State has large concentrations in the trade, transportation and utilities sector; professional and business services sector; education and health services sector; and the government sector. As these sectors represent the largest share of employment in the State, economic problems or factors that adversely impact these sectors may have a negative effect on the value of the State’s municipal securities.

On October 29, 2012, Superstorm Sandy struck New York, causing widespread flooding, power failures and wind damage to public and private property in New York City, Long Island and other downstate areas. Public infrastructure in these areas, including mass transit systems, public schools and municipal buildings, sustained serious damage. In January 2013, the Federal government approved approximately $60 billion in Federal disaster aid for general recovery, rebuilding and mitigation activity nationwide, of which New York anticipates receiving $30 billion. The State expects to receive $5.1 billion in extraordinary federal assistance during 2013-2014 specifically for expenses related to Superstorm Sandy. There can be no assurance that all anticipated Federal disaster aid will be provided to the State and its affected entities, or that such Federal disaster aid will be provided on the expected schedule. The total costs associated with Superstorm Sandy are still unclear, but rebuilding efforts in New York may be costly. Any significant obligations of the State could negatively affect its ability to honor its outstanding obligations.

Although the effects of Superstorm Sandy may continue to impact the State’s economy, the State is expected to continue its recent trend of moderate growth. Following the end of the recession, New York experienced stronger job recovery than the nation as a whole. Between October 2009 and March 2013, the State recovered 116% of the jobs lost during the recession, which ranked New York fifth in the nation in job recovery. During the same period, the nation only recovered approximately 69% of the jobs lost during the recession. New York’s job recovery was driven, in part, by the addition of over 440,000 private sector jobs, primarily in the business, educational and health care, and leisure and hospitality services sectors. Although these sectors saw significant gains during the recovery period, other sectors that are traditionally important to the State’s economy, such as manufacturing, construction, and finance, did not experience the same level of growth. Furthermore, government employment decreased by approximately 60,000 jobs during that period.

The securities industry, which remains an integral part of the State’s economy, continues to recover from the recession. As of March 2013 the securities industry had regained slightly less than 20% of the jobs it lost during the financial crisis. This recovery is much weaker than recoveries from earlier downturns. Although the jobs have not returned as expected, industry profits are at record highs. In 2012, broker-dealer operations of New York Stock Exchange member firms reported $23.9 billion in profits, which were three times the level of 2011. These firms also recorded strong profits of $6.6 billion during the first quarter of 2013.

Nevertheless, growth in the State has recently showed signs of slowing. According to the U.S. Department of Commerce, New York’s inflation-adjusted gross state product grew by only 1.3% in 2012, which was half of its average annual pace during the early portion of the recovery between 2009 and 2011. New York ranked 37th in the country for growth in 2012 after ranking 13th for the period between 2009 through 2011. Recent estimates project that New York State’s economy will grow by 1.7% in 2013.

In addition, the pace of the State’s private sector job growth has slowed in 2013, averaging 1.5% for the first eight months of the year, compared to 2.0% in the first eight months of 2012. Private sector employment in the State is projected to grow by 1.4% in 2013, as compared to the projected national growth of 2.0% during that period.

New York’s economy is subject to many of the same risks facing the national economy, such as reduced demand for goods and services due to ongoing weakness in European and Asian markets, slower growth in emerging market economies, and volatile energy prices, among others. Furthermore, the State’s economy remains heavily dependent on the U.S. economy and transfers from the federal government. For example, through the first quarter of 2013-2014, the State received federal grants in excess of $10.7 billion, including $6.1 billion for Medicaid. The expiration of historically-low federal tax rates and the payroll tax holiday, the imposition of automatic cuts to federal spending mandated by the current federal sequestration law, the potential tapering of U.S. Federal Reserve monetary stimulus efforts, and uncertainty regarding federal fiscal policy all represent risks facing New York’s issuers. Because many New York issuers continue to face fiscal pressure, any deterioration in current economic conditions would likely have an adverse impact on the ability of such issuers to satisfy the payment obligations on their outstanding debt.

State Budget Process

The Executive Budget is the Governor’s constitutionally mandated annual submission to the Legislature (generally in January), which contains his recommended program for the forthcoming fiscal year that begins on April 1. It projects disbursements and expenditures needed to carry out the Governor’s recommended programs and receipts and revenues expected to be available for such purposes. The recommendations contained in the Executive Budget serve as the basis for the State Financial Plan, which is adjusted after the Legislature acts on the Governor’s submission. Under the State Constitution, the Governor is required each year to propose an Executive Budget that leaves the General Fund balanced on a cash basis. The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State’s finances by the DOB and is updated, as necessary, during the fiscal year.

The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the federal government or the State, obligations of certain federal agencies that are not guaranteed by the federal government, certain general obligations of other states, direct obligations of the State’s municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers’ acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within 12 years of the date they are purchased. Money impounded by the Comptroller for payment of Tax and Revenue Anticipation Notes may only be invested, subject to the provisions of the State Finance Law, in (i) obligations of the federal government, (ii) certificates of deposit secured by such obligations, or (iii) obligations of or obligations guaranteed by agencies of the federal government as to which the payment of principal and interest is guaranteed by the federal government.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest single fund and receives most State taxes and other resources not dedicated to particular purposes.

State Financial Plan

On January 22, 2013, the Governor submitted his proposed budget for fiscal year 2013-2014 (“Executive Budget”). The Governor’s Executive Budget estimated that the State faced projected General Fund budget gaps of $1.35 billion in fiscal year 2013-2014, $4.0 billion in fiscal year 2014-2015, $5.2 billion in fiscal year 2015-2016, and $5.7 billion in fiscal year 2016-2017. Budget gaps represent the difference between: (a) the projected General Fund disbursements, including transfers to other funds, needed to maintain anticipated service levels and specific commitments, and (b) the expected level of resources to pay for them. The General Fund gap estimates were based on a number of assumptions and projections developed by the DOB in consultation with other State agencies. The Governor’s Executive Budget proposed measures that, if enacted without modification, were expected to be sufficient to eliminate the General Fund budget gap of $1.35 billion in 2013-2014, and to reduce the future projected budget gaps to $2.1 billion in 2014-2015, $3.6 billion in 2015-2016, and $4.2 billion in 2016-2017.

On March 28, 2013, the Legislature completed final action on the budget for fiscal year 2013-2014, which began on April 1, 2013. Consistent with past practice, the Legislature enacted the annual debt service appropriations in advance of the other appropriations (the debt service appropriations were passed on March 20, 2013). On April 10, 2013, the Governor completed his review of all budget bills, including the veto of certain line-item appropriations, neither of which had a material impact on the Financial Plan.

Based on results through September 2013, DOB estimates that the General Fund will remain balanced on a cash basis of account in fiscal year 2013-2014. General Fund receipts, including transfers from other funds, are expected to total $61.1 billion in 2013-2014. General Fund disbursements, including transfers to other funds, are expected to total $61.5 billion in 2013-2014. DOB expects that the State will end fiscal year 2013-2014 with a General Fund closing balance of $1.8 billion, a $94 million increase from estimates included in the Enacted Budget. DOB projects that the Enacted Budget will eliminate the General Fund budget gap in fiscal year 2013-2014 and will reduce future budget gaps to approximately $1.74 billion in 2014-2015 and $2.9 billion in both 2015-2016 and 2016-2017.

General Fund receipts, including transfers from other funds, totaled $31.9 billion through September 2013, $356 million above the Enacted Budget forecast. The increase in receipts was due, in part, to the receipt of large settlement proceeds and increased tax collections. Tax collections were $87 million above planned levels as a result of increased personal income tax collections, which reflected stronger than anticipated current year estimated and 2012 final return payments ($94 million); higher user taxes and fees ($140 million) reflecting stronger than expected collections for sales associated with autos, dining and entertainment, and expenditures by utilities for post-Superstorm Sandy repairs; higher receipts in other taxes ($74 million) due to stronger real estate prices and transaction volume, as well as estate tax receipts; and lower business tax collections ($221 million), driven mainly by lower gross collections for insurance and bank taxes. The higher receipts in these areas were partially offset by lower than expected abandoned property collections ($100 million), which DOB believes is attributable to timing; and lower collections from temporary assessments imposed on public utility companies ($38 million).

General Fund disbursements, including transfers to other funds, totaled $27.3 billion through September 2013, $1.2 billion below the level estimated in the Enacted Budget. After adjusting for routine inter-month variances in payments, DOB believes that current disbursements appear to be generally consistent with the Enacted Budget forecast. Under-spending through September 2013 totaled $1.2 billion in local assistance, primarily in the areas of education ($650 million) and health care ($359 million); $80 million in agency operations; and $50 million in General State Charges, mainly due to the timing of reimbursement for fringe benefit costs from other funds. This under-spending was offset in part by a $51 million increase in transfers to other funds.

DOB estimates that State Operating Funds spending will total $90.7 billion in fiscal year 2013-2014, an increase of $1.8 billion (2.1%) from fiscal year 2012-2013 results. Excluding the impact of planned prepayments, State Operating Funds spending growth is estimated at 1.7%. All Governmental Funds spending, excluding extraordinary federal aid for Superstorm Sandy disaster assistance and the Patient Protection and Affordable Care Act (the “ACA”), which includes capital projects and federal Operating Funds, is projected to total $135.3 billion, an increase of $2.8 billion (2.1%) from 2012-2013 results. Excluding the impact of planned prepayments, All Funds spending growth (again excluding federal aid for Superstorm Sandy and the ACA), is estimated at 1.8%.

Cash Reserves

The General Fund is authorized to borrow resources temporarily from other available funds in the State’s Short-Term Investment Pool (“STIP”) for up to four months, or to the end of the fiscal year, whichever period is shorter. The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller. Available balances include money in the State’s governmental funds, as well as relatively small amounts of other money belonging to the State. Several accounts in Debt Service Funds and Capital Projects Funds that are part of All Governmental Funds are excluded from the balances deemed available in STIP. These excluded funds consist of bond proceeds and money obligated for debt service payments.

DOB expects that the State will have sufficient liquidity to make payments as they become due throughout fiscal year 2013-2014, but that the General Fund may, from time to time on a daily basis, need to borrow resources temporarily from other funds in STIP. The State continues to reserve money on a quarterly basis for debt service payments that are financed with General Fund resources. Money to pay debt service on bonds secured by dedicated receipts, including personal income tax (“PIT”) bonds, continues to be set aside as required by law and bond covenants.

Debt Obligations of New York and State Agencies

“State-supported debt” represents obligations of the State that are paid from traditional State resources and have a budgetary impact. State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. Since 2002, the State has financed its capital program with personal income tax revenue bonds (“PIT Revenue Bonds”). The State expects to transition to using only three credits – general obligation bonds, PIT Revenue Bonds, and the new “Sales Tax Revenue Bond” program, which was authorized in the Enacted Budget.

“State-related debt” is a broader measure of State debt, which includes all debt that is reported in the State’s GAAP-basis financial statements, except for unamortized premiums and accumulated accretion on capital appreciation bonds. State-related debt includes general obligation debt, other State-supported debt as defined in the State Finance Law, debt issued by the Tobacco Securitization Finance Corporation, certain debt of the Municipal Bond Bank Agency (MBBA) issued to finance prior year school aid claims and capital leases and mortgage loan commitments. In addition, State-related debt reported by DOB includes State-guaranteed debt, moral obligation financings and certain contingent-contractual obligation financings, where debt service is paid from non-State sources in the first instance, but State appropriations are available to make payments if necessary. The State’s debt does not encompass, and does not include, debt that is issued by, or on behalf of, local governments and secured (in whole or in part) by State local assistance aid payments.

As of March 31, 2013, the total State-supported debt outstanding was $52.5 billion, while the total State-Related debt outstanding was $56.1 billion.

Limitations on State-Supported Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term (i.e., for more than one year) general obligation borrowing unless the borrowing is authorized in a definite amount for a specific purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. Under State law, the use of debt is limited to capital works and purposes only, with a maximum term of 30 years. State law also limits the amount of new State-supported debt to 4% of State personal income and new State-supported debt service costs to 5% of All Funds receipts.

Limitations on the issuance of State-supported debt and debt service costs must be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to such date. If the calculations for permitted new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits. Recent projections estimate that debt outstanding and debt service will continue to remain below the limits imposed by law.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The current limit on debt instruments that result in a net variable rate exposure (i.e., both variable rate debt and interest rate exchange agreements) is no more than 15% of total outstanding State-supported debt. Interest rate exchange agreements are also limited to a total notional amount of no more than 15% of total outstanding State-supported debt. The outstanding State-supported debt of $52.5 billion as of March 31, 2013 results in a cap on variable rate exposure and a cap on interest rate exchange agreements of about $8 billion each (15% of total outstanding State-supported debt). As of March 31, 2013, both the amount of outstanding variable rate debt instruments and interest rate exchange agreements were less than the authorized totals of 15% of total outstanding State-supported debt.

General Obligation Bonds are long-term obligations of the State, which are used to finance capital projects. These obligations must be authorized by the voters in a general election and are backed by the full faith and credit of the State. Under current provisions of the State Constitution, only one bond issue may be put before the voters at each general election, and it must be for a single work or purpose. Debt service must be paid from the first available tax revenues, whether or not the Legislature has enacted the required appropriations for such payments. General obligation debt is currently authorized for transportation, environment and housing purposes. Transportation-related bonds are issued for State and local highway and bridge improvements, aviation, mass transportation, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally-sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 2013, the total amount of general obligation debt outstanding was $3.5 billion.

Short-Term Borrowings. Under the State Constitution, the State may undertake short-term borrowings without voter approval in anticipation of the receipt of (i) taxes and revenues, by issuing tax and revenue anticipation notes (“TRANs”), and (ii) proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to general obligation authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing.

Personal Income Tax Revenue Bonds. Since 2002, the PIT Revenue Bond Program has been the primary financing vehicle used to fund the State’s capital program. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by the State’s “Authorized Issuers.” These authorized issuers include the Dormitory Authority of the State of New York, the New York State Environmental Facilities Corporation, the Housing Finance Agency, the New York State Thruway Authority and the Urban Development Corporation. The legislation requires 25% of State PIT receipts, excluding refunds owed to taxpayers, to be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. Pursuant to State law, if either (i) the Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds; or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, PIT receipts must be deposited into the RBTF until amounts on deposit in the fund equal the greater of 25% of annual PIT receipts or $6 billion. Debt service on State PIT Revenue Bonds is subject to legislative appropriation as part of the annual debt service bill. As of March 31, 2013, approximately $27 billion of State PIT Revenue Bonds were outstanding.

Interest Rate Exchange Agreements. As of March 31, 2013, the State’s authorized issuers have a notional amount of $2.0 billion in interest rate exchange agreements that are subject to the interest rate exchange agreement cap. Overall, the State’s swap exposure is expected to decline from 3.9% in fiscal year 2012-2013 to 2.9% in fiscal year 2016-2017. The State currently has no plans to increase its swap exposure, and may take further actions to reduce swap exposures commensurate with variable rate restructuring efforts.

Net Variable Rate Obligations. The State’s net variable rate exposure (including a policy reserve) is projected to average 1.6% of outstanding debt from 2012-2013 through 2016-2017. The debt that is charged against the variable rate cap represents the State’s unhedged variable rate bonds. The variable rate bonds that are issued in connection with a swap are not included in the variable rate cap. The State has no plans to issue additional variable rate debt at this time, and may further reduce existing variable rate exposure.

Other Financing Arrangements. The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

The above discussion of current and future State budgets is based on approximations, estimates and projections of revenues and expenditures for current and future fiscal years and must not be construed as statements of fact. These estimates and projections are based upon various assumptions, which may be affected by numerous factors, including future economic conditions in the State and the United States, and there can be no assurance that the estimates will be achieved.

State Finances

Personal Income Taxes are imposed on the New York source income of individuals, estates and trusts. Personal income taxes are projected to account for roughly 61% of estimated All Funds tax receipts during the State’s 2013-2014 fiscal year. The State tax adheres closely to the definitions of adjusted gross income and itemized deductions used for federal personal income tax purposes, with certain modifications. Receipts from this tax are sensitive to changes in economic conditions in the State.

User Taxes and Fees consist of several taxes on consumption, the largest of which is the State sales and compensating use tax. The sales and use tax is imposed, in general, on the receipts from the sale of all tangible personal property, unless exempted. Certain charges for meals, admissions, hotel and motel occupancy and dues are also subject to the tax. All services are exempt unless specifically enumerated. The current State sales tax rate is 4.0%, of which 3.0% is deposited in the General Fund and 1.0% is deposited in the Local Government Assistance Tax Fund to meet debt service obligations. Receipts in excess of debt service requirements are transferred to the General Fund. Significant taxes in this category include taxes on cigarettes and other tobacco products, motor fuel and diesel motor fuel taxes, excise taxes on alcoholic beverages and highway use taxes, among others.

Business Taxes include a general business corporation franchise tax as well as specialized franchise taxes on banks, insurance companies, certain transportation and transmission companies, and a cents-per-gallon-based levy on businesses engaged in the sale or importation for sale of various petroleum products. The corporation franchise tax is the largest of the business taxes, and the State’s third largest source of revenue. It is imposed on all domestic general business corporations and foreign general business corporations which do business or conduct certain other activities in the State. The tax is imposed, generally, at a rate of 7.1% of taxable income allocated to New York. Taxable income is defined as federal taxable income with certain modifications.

Other tax revenues include taxes on legalized gambling, the estate tax, taxes on real estate transfers, certain other minor taxes and residual receipts following the repeal of the real property gains tax and the gift tax.

Bond Ratings

As of November 25, 2013, New York’s general obligation bonds were rated Aa2 by Moody’s, AA by Standard & Poor’s and AA by Fitch. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities, and their political subdivisions, instrumentalities, or authorities.

Legal Proceedings

The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts which, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a Fund’s investments.

State Authorities

The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels; charges for public power, electric and gas utility services; tuition and fees; rentals charged for housing units; and charges for occupancy at medical care facilities. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes. However, the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated therefore in any given year. Some public authorities also receive moneys from State appropriations to pay for the operating costs of certain programs.

As of December 31, 2012, each of the State’s 19 authorities had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, was approximately $171 billion, only a portion of which constitutes State-supported or State-related debt.

New York City and Other Localities

New York City. With a population of over 8.1 million, New York City (the “City”) is the economic engine that drives growth in the region. As a result, the fiscal condition of the State is closely tied to the fiscal condition of the City. Currently, the City is facing complex fiscal challenges, including relatively high unemployment and significant underfunding of the City’s retirement systems and other post-employment benefits, which may impact the City’s fiscal condition.

In response to the City’s fiscal crisis in 1975, the State established the Municipal Assistance Corporation for the City of New York to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York to assist the Control Board in exercising its powers and responsibilities. State law requires that the City submit to the Control Board, at least 50 days prior to the beginning of each fiscal year, a financial plan for the City and certain State governmental agencies, public authorities or public benefit corporations which receive or may receive monies from the City directly, indirectly or contingently for the four-year period beginning with each fiscal year (“Covered Organizations”). The City’s four-year financial plan must conform to a number of standards. These standards require the plan to contain a balanced budget covering all expenses other than capital items and to provide for the full payment of debt service on all City securities. The Control Board is required to impose a “control period” (a time during which the City is subject to certain statutorily-prescribed fiscal controls) upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

In June 2013, the City enacted its budget for fiscal year 2013-2014 (the “Enacted City Budget”). The Enacted City Budget projects net total revenues of $69.9 billion, which represents an increase of nearly 2.1% from budgeted revenues for fiscal year 2012-2013. These revenues are expected to consist primarily of $19.6 billion in general property taxes (an increase of 6.2% from budgeted receipts in fiscal year 2012-2013), $25.7 billion in other taxes (an increase of 2% from budgeted receipts in fiscal year 2012-2013), and miscellaneous revenues of $6.6 billion (a decrease of 5.4% from budgeted revenues in fiscal year 2012-2013). Against these total net revenues, the Enacted City Budget provides for net total expenditures of $69.9 billion for fiscal year 2013-2014, which represents an increase of $1.4 billion (2%) from budgeted expenditures for fiscal year 2012-2013. The Enacted City Budget provides $38.4 billion for personal services (an increase of 2.8% from budgeted expenditures in 2012-2013), $3.6 billion for debt service (a decrease of 7.5% from budgeted expenditures in 2012-2013) and $29.5 billion for other programs and services (an increase of 2% from budgeted expenditures in 2012-2013). Total expenditures in the Enacted City Budget are offset, in part, by $1.6 billion in intra-city sales. When adopted, the Enacted City Budget projected that the City would have to address a gap of approximately $2 billion in fiscal year 2014-2015. However, recent results estimate that the projected budget gap will be closed by the end of fiscal year 2013-2014, leaving the City with a balanced budget for fiscal year 2014-2015.

The City is heavily dependent on State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that future federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that any gap-closing actions can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

In addition, investors should be aware that the City currently has a high level of public debt outstanding. As of June 30, 2012, New York City’s outstanding general obligation debt totaled $42.29 billion, while the City’s primary government debt totaled $77.32 billion. The City’s primary government debt burden represented a per capita gross debt of more than $9,300.

As of November 25, 2013, New York City’s general obligation bonds were rated Aa2 by Moody’s, AA by Standard & Poor’s and AA by Fitch. These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the City and its political subdivisions, instrumentalities, or authorities.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. Between 2004 and January 2012, the State Legislature passed 21 special acts authorizing, or amending authorizations for, bond issuances to finance local government operating deficits, including a total of four passed during the 2009 and 2010 legislative sessions. In 2013, legislation authorizing Rockland County and the City of Long Beach to issue bonds to address accumulated deficits passed both houses of the Legislature.

In addition to deficit financing authorizations, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. The Buffalo Fiscal Stability Authority has exercised control period powers with respect to the City of Buffalo since the city’s 2004 fiscal year, but transitioned to advisory period powers commencing on July 1, 2012. In January 2011, the Nassau County Interim Finance Authority declared that it was entering a control period, citing the “substantial likelihood and imminence” that Nassau would incur a major operating funds deficit of 1% or more during the County’s 2011 fiscal year.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control, but which can adversely affect their financial condition. For example, the State or federal government may reduce (or, in some cases, eliminate) funding of local programs, thus requiring local governments to pay these expenditures using their own resources. Similarly, past cash flow problems for the State have resulted in delays in State aid payments to localities. In some cases, these delays have necessitated short-term borrowing at the local level.

Other factors that have had, or could have, an impact on the fiscal condition of local governments and school districts include: the loss of federal funding; constitutional and statutory limitations on the imposition by local governments and school districts of property, sales and other taxes; and for some communities, the significant upfront costs for rebuilding and clean-up in the wake of a natural disaster. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, or the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance.

Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.

Temporary Taxable Investments for Certain Funds

The Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund may temporarily invest in the taxable money market instruments described in the foregoing sections. When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective of providing income except from federal and/or applicable State income taxes.

Standby Commitments

In order to enhance the liquidity, stability or quality of municipal obligations, the Tax-Exempt California Fund, Tax-Exempt New York Fund, Prime Obligations Fund, Money Market Fund and Tax-Free Fund each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or “standby commitment,” depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party’s ability to purchase the security from the Funds. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Funds.

Management of the Trust understands that the IRS has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Institutional Tax-Exempt Assets, the predecessor company of which Tax-Exempt California Fund was a series, has received a ruling from the IRS to the effect that it is considered the owner of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to it. Such rulings do not, however, serve as precedent for other taxpayers, are applicable only to the taxpayer requesting the ruling and have, on occasion, been reversed by the IRS. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to a Fund, nor has any Fund assumed that such commitments will continue to be available under all market conditions.

Non-Diversified Status

Although the Tax-Exempt California Fund and Tax-Exempt New York Fund are “non-diversified” under the Act, each is subject to applicable tax requirements relating to portfolio diversification. Under federal tax laws, each Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer. With respect to the remaining 50% of each Fund’s total assets, (i) the Fund may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government), and (ii) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer. These tests apply at the end of each quarter of its taxable year and are subject to certain conditions and limitations under the Internal Revenue Code of 1986, as amended (the “Code”). These restrictions do not apply to securities of the U.S. government, its agencies, instrumentalities and sponsored enterprises and regulated investment companies.

Temporary Investments

The Money Market Fund may for temporary defensive purposes invest less than 25% of its assets in bank obligations, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits).

Each of the Tax-Free Fund, Tax-Exempt California Fund, and the Tax-Exempt New York Fund ordinarily expects that 100% of its assets will be invested in municipal obligations, but the Funds may for temporary defensive purposes hold cash or invest in short-term taxable securities. In addition, as a matter of fundamental policy, at least 80% of the Tax-Exempt California and Tax-Exempt New York Funds’ Net Assets will be invested in California and New York municipal obligations, respectively, except in extraordinary circumstances.

The Federal Fund and Treasury Instruments Fund may, under extraordinary circumstances, hold U.S. Government Securities subject to state taxation.

Due to adverse market conditions or the prevailing interest rate environment, or when the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest, a Fund may hold uninvested cash in lieu of such instruments. Cash assets are not income-generating and, as a result, a Fund’s current yield may be adversely affected during periods when such positions are held. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the creditworthiness of the custodian bank holding the assets and any fees imposed for large cash balances.

When a Fund’s assets are invested in such instruments (or are uninvested), the Fund may not be achieving its investment objective.

Special Note Regarding Market Events

Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

The instability in the financial markets led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets. Federal, state, and foreign governments, regulatory agencies, and self -regulatory organizations may take actions that affect the regulation of the Funds themselves, the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund cannot be changed without the approval of the majority of the outstanding shares of that Fund. The policy of the Treasury Obligations Fund to limit its investments to U.S. Treasury Obligations (as defined in Appendix A of its Prospectuses) and related repurchase agreements is fundamental. All other investment policies or practices of the Funds, except as stated in this paragraph, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. As a matter of fundamental policy, at least 80% of the Net Assets of each of the Tax-Exempt California, Tax-Exempt New York and Tax-Free Funds will be invested in municipal obligations, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes. In addition, as a matter of fundamental policy, at least 80% of the Net Assets of each of the Tax-Exempt California Fund and Tax-Exempt New York Fund will be invested in California and New York municipal obligations, respectively, except in extraordinary circumstances. Each of these Funds may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and Tax-Exempt New York Funds, in municipal obligations that are not California or New York municipal obligations, respectively, when acceptable California and New York obligations are not available or when the Investment Adviser believes that the market conditions dictate a defensive posture.

For purposes of the Act (except for the asset coverage requirement with respect to borrowings, which is subject to different requirements under the Act), “a majority of the outstanding voting securities” of a Fund means the lesser of the vote of (i) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of that Fund.

For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund. With the exception of borrowings permitted by investment restriction (2), below ((3) for the Government Fund), asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

Fundamental Investment Restrictions

As a matter of fundamental policy, the Fund may not:

All Funds Except Government Fund and Money Market Fund

(1) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

Money Market Fund

(1) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Fund may concentrate its investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, the Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in such obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

All Funds Except Government Fund

(2) Borrow money, except that (a) the Fund may borrow from banks (as defined in the Act) and the Fund may borrow through reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Fund may purchase securities on margin to the extent permitted by applicable law. (Notwithstanding the foregoing fundamental policy that would allow the Fund to borrow through reverse repurchase agreements, as of December 27, 2013, the Fund does not engage in reverse repurchase transactions as a matter of non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders.)

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board, after consideration of all of the relevant circumstances.

All Funds Except Government, Tax-Exempt California and Tax-Exempt New York Funds

(3) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Tax-Exempt California Fund and Tax-Exempt New York Fund

(3) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

All Funds Except Government Fund

(4) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

(5) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(6) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(7) Issue senior securities to the extent such issuance would violate applicable law.

All Funds Except Government Fund, Tax-Exempt California Fund and Tax-Exempt New York Fund

(8) Make any investment inconsistent with the Fund’s classification as a diversified company under the Act.

Government Fund

(1) With respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities and repurchase agreements collateralized by U.S. government securities. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(2) With respect to 75% of its total assets taken at market value, purchase the securities of any one issuer if, as a result of such purchase, the Fund would hold more than 10% of the outstanding voting securities of that issuer. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

(3) Borrow money, except from banks on a temporary basis for extraordinary or emergency purposes, provided that the Fund is required to maintain asset coverage of 300% for all borrowings and that no purchases of securities will be made if such borrowings exceed 5% of the value of the Fund’s assets. This restriction does not apply to cash collateral received as a result of portfolio securities lending. (Notwithstanding the foregoing fundamental policy, as of December 27, 2013, the Fund does not engage in reverse repurchase transactions as a matter of non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. In addition, any such change permitting the Government Fund to engage in reverse repurchase agreements shall not be implemented until 30 days prior notice has been issued to shareholders.)

The following interpretation applies to, but is not part of, this fundamental policy: In determining whether a particular investment in portfolio instruments or participation in portfolio transactions is subject to this borrowing policy, the accounting treatment of such instrument or participation shall be considered, but shall not by itself be determinative. Whether a particular instrument or transaction constitutes a borrowing shall be determined by the Board, after consideration of all of the relevant circumstances.

(4) Mortgage, pledge or hypothecate its assets except to secure permitted borrowings.

(5) Act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.

(6) Purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and the Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in U.S. Government Securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks, and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by U.S. Government Securities or such bank obligations. (For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries, and telephone companies are considered to be a separate industry from water, gas or electric utilities, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Such concentration may be effected when the Investment Adviser determines that risk adjusted returns in such industries are considered favorable relative to other industries.)

(7) Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and except for shares of existing or additional Funds of the Trust.

(8) Purchase or sell real estate (excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodities contracts. The Trust reserves the freedom to hold and to sell real estate acquired for the Fund as a result of the ownership of securities.

(9) Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Fund’s investment objective and policies may be deemed to be loans.

(10) Purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions), make short sales of securities, maintain a short position, or invest in or write puts, calls or combinations thereof (except that the Fund may acquire puts in connection with the acquisition of a debt instrument).

(11) Invest in other companies for the purpose of exercising control or management.

Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment objectives, restrictions and policies as the Fund.

For purposes of the Funds’ industry concentration policies, the Investment Adviser may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Investment Adviser may, but need not, consider industry classifications provided by third parties, and the classifications applied to Fund investments will be informed by applicable law.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies with respect to the Funds (except the Tax-Exempt California and Tax-Exempt New York Funds), which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of each Fund (except the Tax-Exempt California and Tax-Exempt New York Funds):

(a)	Invest in companies for the purpose of exercising control or management.

(b)	Invest more than 10% of the Fund’s net assets in illiquid investments including repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

(c)	Purchase additional securities if the Fund’s borrowings, as permitted by the Fund’s borrowing policy, exceed 5% of its net assets.

(d)	Make short sales of securities, except short sales against the box.

As money market funds, all of the Funds must also comply, as a non-fundamental policy, with Rule 2a-7 under the Act (the “Rule”). While a detailed and technical rule, Rule 2a-7 has four basic requirements: portfolio maturity, portfolio quality, portfolio diversification and portfolio liquidity. Among other things, the Rule imposes additional requirements upon the downgrade or default of a portfolio security.

Portfolio maturity. Rule 2a-7 requires that the maximum maturity (as determined in accordance with Rule 2a-7) of any security in a Fund’s portfolio not exceed 13 months and a Fund’s average portfolio maturity and average portfolio life not exceed 60 days or 120 days, respectively.

Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule). Each Fund, as a matter of non-fundamental policy, only invests in First Tier securities. Securities which are rated in the highest short-term rating category by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, are “First Tier securities.” Securities rated in the top two short-term rating categories by at least two NRSROs or by the only NRSRO which has assigned a rating, but which are not First Tier securities are “Second Tier securities.” Unrated securities may also be First Tier or Second Tier securities if they are of comparable credit quality as determined by the Investment Adviser. In accordance with certain rules, the rating of demand feature or guarantee of a security may be deemed to be the rating of the underlying security. NRSROs include Standard & Poor’s, Moody’s, Fitch and Dominion Bond Rating Service Limited. For a description of their rating categories, see Appendix A.

Portfolio diversification. Each of the Prime Obligations, Government, Treasury Obligations, Money Market, Federal, Treasury Instruments and Tax-Free Funds may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities, repurchase agreements collateralized by such securities, certain securities that are backed by escrowed U.S. Government Securities, and certain securities subject to a guarantee or unconditional demand feature). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the purchase thereof. Each of the Tax-Exempt New York and Tax-Exempt California Funds, with respect to 75% of its respective total assets, may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government Securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature); provided that such Funds may not invest more than 5% of their respective total assets in the securities of a single issuer unless the securities are First Tier securities. Subject to certain exceptions, immediately after the acquisition of any demand features or guarantees (i.e., generally, the right to sell the security at a price equal to its approximate amortized cost (for a demand feature) or principal amount (for a guarantee) plus accrued interest), with respect to 75% of the assets of a Fund, no more than 10% of the Fund’s total assets may be invested in securities issued by or subject to demand features or guarantees issued by the same issuer.

Portfolio liquidity. Each Fund is required to maintain a sufficient degree of liquidity necessary to meet reasonably foreseeable redemption requests. In addition, each Fund (except for the Tax-Exempt California, Tax-Exempt New York and Tax-Free Funds): (i) must hold at least 10% of its total assets in “daily liquid assets” (consisting of cash, direct obligations of the U.S. Government and securities that will mature or are subject to a demand feature that is exercisable and payable within one business day); and (ii) must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). Each of the Tax-Exempt California, Tax-Exempt New York and Tax-Free Funds must hold at least 30% of its total assets in “weekly liquid assets” (consisting of cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days). Each Fund may not acquire an illiquid security if, after the purchase, more than 5% of the Fund’s total assets would consist of illiquid securities.

Downgrades and Defaults: In the event that a portfolio security of a Fund experiences a rating downgrade or a default, the Rule imposes additional requirements. Upon the occurrence of either (i) a portfolio security ceasing to be a First Tier security, or (ii) the Investment Adviser becoming aware that any unrated security held by a Fund has, since the security was acquired, been given a rating by any NRSRO below the NRSRO’s second highest short-term rating category, the Trust’s Board will reassess promptly whether such security continues to present minimal credit risks and will cause the Fund to take such action as the Board determines is in the best interests of the Fund and its shareholders. In the event that, after giving effect to a rating downgrade, more than 2.5% of a Fund’s total assets are invested in securities issued by or subject to demand features from a single institution that are Second Tier securities, the Fund will reduce its investment in securities issued by or subject to demand features from that institution to no more than 2.5% of its total assets by exercising the demand features at the next succeeding exercise date(s), absent a finding by the Board that disposal of the portfolio security would not be in the best interests of the Fund. Upon the occurrence of (i) a default with respect to a portfolio security (other than an immaterial default unrelated to the financial condition of the issuer), (ii) a portfolio security ceasing to be an eligible security (as defined in the Rule), (iii) a portfolio security having been determined to no longer present minimal credit risks, or (iv) an event of insolvency (as defined in the Rule) occurring with respect to the issuer of a portfolio security or the provider of any demand feature or guarantee, the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, absent a finding by the Board that disposal of the portfolio security would not be in the best interests of the Fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the portfolio security).

“Value” for the purposes of all investment restrictions means the value used in determining a Fund’s net asset value. “U.S. Government Securities” shall mean securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

TRUSTEES AND OFFICERS

The Trust’s Leadership Structure

The business and affairs of the Funds are managed under the direction of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of overall policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Board is currently composed of nine Independent Trustees and two Interested Trustees. The Board has selected an Independent Trustee to act as Chairman, whose duties include presiding at meetings of the Board and acting as a focal point to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of the Chairman’s duties, the Chairman will consult with the other Independent Trustees and the Funds’ officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least six times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. In addition, the Independent Trustees meet at least annually to review, among other things, investment management agreements, distribution (Rule 12b-1) and/or service plans and related agreements, transfer agency agreements and certain other agreements providing for the compensation of Goldman Sachs and/or its affiliates by the Funds, and to consider such other matters as they deem appropriate.

The Board has established six standing committees – Audit, Governance and Nominating, Compliance, Valuation, Dividend and Contract Review Committees. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “STANDING BOARD COMMITTEES,” below.

The Trustees have determined that the Trust’s leadership structure is appropriate because it allows the Trustees to effectively perform their oversight responsibilities.

Trustees of the Trust

Information pertaining to the Trustees of the Trust as of December 27, 2013 is set forth below.

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Ashok N. Bakhru Age: 71	Chairman of the Board of Trustees	Since 1996 (Trustee since 1991)	Mr. Bakhru is retired. He was formerly Director, Apollo Investment Corporation (a business development company) (2008-2013); President, ABN Associates (a management and financial consulting firm) (1994–1996 and 1998–2012); Trustee, Scholarship America (1998–2005); Trustee, Institute for Higher Education Policy (2003–2008); Director, Private Equity Investors–III and IV (1998–2007), and Equity-Linked Investors II (April 2002–2007). Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex.	111	None

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Donald C. Burke Age: 53	Trustee	Since 2010	Mr. Burke is retired. He is Director, Avista Corp. (2011–Present); and was formerly a Director, BlackRock Luxembourg and Cayman Funds (2006–2010); President and Chief Executive Officer, BlackRock U.S. Funds (2007–2009); Managing Director, BlackRock, Inc. (2006–2009). Trustee—Goldman Sachs Mutual Fund Complex.	108	Avista Corp. (an energy company)

John P. Coblentz, Jr. Age: 72	Trustee	Since 2003	Mr. Coblentz is retired. Formerly, he was Partner, Deloitte & Touche LLP (1975–2003); Director, Emerging Markets Group, Ltd. (2004–2006); and Director, Elderhostel, Inc. (2006–2012). Trustee—Goldman Sachs Mutual Fund Complex.	111	None

Diana M. Daniels Age: 64	Trustee	Since 2007	Ms. Daniels is retired. Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991–2006). Ms. Daniels serves as a Presidential Councillor of Cornell University (2007–Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (2007-Present), and former Member of the Legal Advisory Board, New York Stock Exchange (2003–2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006–2007). Trustee—Goldman Sachs Mutual Fund Complex.	108	None

Joseph P. LoRusso Age: 56	Trustee	Since 2010	Mr. LoRusso is retired. Formerly, he was President, Fidelity Investments Institutional Services Co. (“FIIS”) (2002–2008); Director, FIIS (2002–2008); Director, Fidelity Investments Institutional Operations Company (2003–2007); Executive Officer, Fidelity Distributors Corporation (2007–2008). Trustee—Goldman Sachs Mutual Fund Complex.	108	None

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Herbert J. Markley Age: 63	Trustee	Since 2013	Mr. Markley is retired. Formerly, he was Executive Vice President, Deere & Company (an agricultural and construction equipment manufacturer) (2007–2009), and President, Agricultural Division, Deere & Company (2001–2007). Trustee—Goldman Sachs Mutual Fund Complex.	108	None

Jessica Palmer Age: 64	Trustee	Since 2007	Ms. Palmer is retired. She is Director, Emerson Center for the Arts and Culture (2011-Present); and was formerly a Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984–2006). Ms. Palmer was a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004–2009). Trustee—Goldman Sachs Mutual Fund Complex.	108	None

Richard P. Strubel Age: 74	Trustee	Since 1987	Mr. Strubel is retired. Formerly, he was Director, Cardean Learning Group (provider of educational services via the internet) (2003–2008); Trustee Emeritus, The University of Chicago (1987–Present). Trustee—Goldman Sachs Mutual Fund Complex.	111	The Northern Trust Mutual Fund Complex (64 Portfolios) (Chairman of the Board of Trustees); Gildan Activewear Inc. (a clothing marketing and manufacturing company)

Roy W. Templin Age: 53	Trustee	Since 2013	Mr. Templin is retired. He is Director, Con-Way Incorporated (2012– Present); and was formerly Executive Vice President and Chief Financial Officer, Whirlpool Corporation (an appliance manufacturer and marketer) (2004–2012). Trustee—Goldman Sachs Mutual Fund Complex.	108	Con-Way Incorporated (a transportation, supply-chain management and logistics services company)

Interested Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara* Age: 51	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998–Present); Director of Institutional Fund Sales, GSAM (April 1998–December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993–April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007–Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007–November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001–2007). Trustee—Goldman Sachs Mutual Fund Complex (since November 2007 and December 2002–May 2004).	111	None

Alan A. Shuch* Age: 64	Trustee	Since 1990	Advisory Director—GSAM (May 1999–Present); Consultant to GSAM (December 1994–May 1999); and Limited Partner, Goldman Sachs (December 1994–May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	108	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 74 years, subject to waiver by a majority of the Trustees (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust. By resolution of the Board of Trustees determining that an extension of service would be beneficial to the Trust, the retirement age has been extended for one year with respect to Richard P. Strubel.
[3]	The Goldman Sachs Mutual Fund Complex includes the Trust, Goldman Sachs Credit Strategies Fund and Goldman Sachs Variable Insurance Trust. As of December 27, 2013, the Trust consisted of 93 portfolios (84 of which offered shares to the public), Goldman Sachs Variable Insurance Trust consisted of 14 portfolios (12 of which offered shares to the public) and Goldman Sachs Credit Strategies Fund consisted of one portfolio. The Goldman Sachs Mutual Fund Complex also includes, with respect to Messrs. Bakhru, Coblentz, Strubel and McNamara, Goldman Sachs Trust II, Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs BDC, Inc. Goldman Sachs Trust II, Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs BDC, Inc. each consisted of one portfolio. Goldman Sachs BDC, Inc. did not offer shares to the public.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

The significance or relevance of a Trustee’s particular experience, qualifications, attributes and/or skills is considered by the Board on an individual basis. Experience, qualifications, attributes and/or skills common to all Trustees include the ability to critically review, evaluate and discuss information provided to them and to interact effectively with the other Trustees and with representatives of the Investment Adviser and its affiliates, other service providers, legal counsel and the Funds’ independent registered public accounting firm, the capacity to address financial and legal issues and exercise reasonable business judgment, and a commitment to the representation of the interests of the Funds and their shareholders. The Governance and Nominating Committee’s charter contains certain other factors that are considered by the Governance and Nominating Committee in identifying and evaluating potential nominees to serve as Independent Trustees. Based on each Trustee’s experience, qualifications, attributes and/or skills, considered individually and with respect to the experience, qualifications, attributes and/or skills of other Trustees, the Board has concluded that each Trustee should serve as a Trustee. Below is a brief discussion of the experience, qualifications, attributes and/or skills of each individual Trustee as of December 27, 2013 that led the Board to conclude that such individual should serve as a Trustee.

Ashok N. Bakhru. Mr. Bakhru has served as a Trustee since 1991 and Chairman of the Board since 1996. Previously Mr. Bakhru served as Director, Apollo Investment Corporation (a business development company) (2008-2013), and President of ABN Associates, a management and financial consulting firm, and was the Chief Financial Officer, Chief Administrative Officer and Director of Coty Inc., a multinational cosmetics, fragrance and personal care company. In addition, Mr. Bakhru formerly held several senior management positions at Scott Paper Company, a major manufacturer of paper products, including Senior Vice President and Chief Financial Officer. Mr. Bakhru also serves on the Governing Council of the Independent Directors Council and the Board of Governors of the Investment Company Institute. He also serves on the Advisory Board of BoardIQ, an investment publication. In addition, Mr. Bakhru has served as Director of Equity-Linked Investments II and Private Equity Investors III and IV, which are private equity partnerships based in New York City. Mr. Bakhru was also a Director of Arkwright Mutual Insurance Company. Based on the foregoing, Mr. Bakhru is experienced with financial and investment matters.

Donald C. Burke. Mr. Burke has served as Trustee since 2010. Mr. Burke serves as a Director of Avista Corp., an energy company. Mr. Burke was a Managing Director of BlackRock, Inc., where he was President and Chief Executive Officer of BlackRock’s U.S. funds and a director and chairman of several offshore funds advised by BlackRock. As President and Chief Executive Officer of BlackRock’s U.S. funds, he was responsible for all accounting, tax and regulatory reporting requirements for over 300 open-end and closed-end BlackRock funds. Previously, he was a Managing Director, First Vice President and Vice President of Merrill Lynch Investment Managers, L.P. (“MLIM”), where he worked for 16 years prior to MLIM’s merger with BlackRock, and was instrumental in the integration of BlackRock’s and MLIM’s operating infrastructure following the merger. While at MLIM, he was Chief Financial Officer and Treasurer of MLIM’s U.S. funds and Head of Global Operations and Client Services, where he was responsible for the development and maintenance of MLIM’s operating infrastructure across the Americas, Europe and the Pacific Rim. He also developed controls for the MLIM U.S. funds’ financial statement certification process to comply with the Sarbanes-Oxley Act of 2002, worked with fund auditors in connection with the funds’ annual audits and established the department responsible for all tax issues impacting the MLIM U.S. funds. Previously, Mr. Burke was Tax Manager at Deloitte & Touche, where he was designated as one of the firm’s lead specialists in the investment company industry, and advised multinational corporations, partnerships, universities and high net worth individuals in tax matters. Mr. Burke is a certified public accountant. Based on the foregoing, Mr. Burke is experienced with accounting, financial and investment matters.

John P. Coblentz, Jr. Mr. Coblentz has served as Trustee since 2003. Mr. Coblentz has been designated as the Board’s “audit committee financial expert” given his extensive accounting and finance experience. Mr. Coblentz was a partner with Deloitte & Touche LLP for 28 years. While at Deloitte & Touche LLP, Mr. Coblentz was lead partner responsible for all auditing and accounting services to a variety of large, global companies, a significant portion of which operated in the financial services industry. Mr. Coblentz was also the national managing partner for the firm’s risk management function, a member of the firm’s Management Committee and the first managing partner of the firm’s Financial Advisory Services practice, which brought together the firm’s mergers and acquisition services, forensic and dispute services, corporate finance, asset valuation and reorganization businesses under one management structure. He served as a member of the firm’s Board of Directors. Mr. Coblentz is a certified public accountant. Based on the foregoing, Mr. Coblentz is experienced with accounting, financial and investment matters.

Diana M. Daniels. Ms. Daniels has served as Trustee since 2007. Ms. Daniels also serves as a Trustee Emeritus and Presidential Councillor of Cornell University. Ms. Daniels held several senior management positions at The Washington Post Company and its subsidiaries, where she worked for 29 years. While at The Washington Post Company, Ms. Daniels served as Vice President, General Counsel, Secretary to the Board of Directors and Secretary to the Audit Committee. Previously, Ms. Daniels served as Vice President and General Counsel of Newsweek, Inc. Ms. Daniels also serves on the Executive Committee of the Governing Council of the Independent Directors Council of the Investment Company Institute. Ms. Daniels has also served as Vice Chair and Chairman of the Executive Committee of the Board of Trustees of Cornell University and as a member of the Corporate Advisory Board of Standish Mellon Management Advisors and of the Legal Advisory Board of New York Stock Exchange. Ms. Daniels is also a member of the American Law Institute and of the Advisory Council of the Inter-American Press Association. Based on the foregoing, Ms. Daniels is experienced with legal, financial and investment matters.

Joseph P. LoRusso. Mr. LoRusso has served as Trustee since 2010. Mr. LoRusso held a number of senior management positions at Fidelity Investments for over 15 years, where he was most recently President of Fidelity Investments Institutional Services Co. (“FIIS”). As President of FIIS, Mr. LoRusso oversaw the development, distribution and servicing of Fidelity’s investment and retirement products through various financial intermediaries. Previously, he served as President, Executive Vice President and Senior Vice President of Fidelity Institutional Retirement Services Co., where he helped establish Fidelity’s 401(k) business and built it into the largest in the U.S. In these positions, he oversaw sales, marketing, implementation, client services, operations and technology. Mr. LoRusso also served on Fidelity’s Executive Management Committee. Prior to his experience with Fidelity, he was Second Vice President in the Investment and Pension Group of John Hancock Mutual Life Insurance, where he had responsibility for developing and running the company’s 401(k) business. Previously, he worked at The Equitable (now a subsidiary of AXA Financial), where he was Product Manager of the company’s then-nascent 401(k) business, and at Arthur Andersen & Co. (now Accenture), as a Senior Consultant within the firm’s consulting practice. Based on the foregoing, Mr. LoRusso is experienced with financial and investment matters.

Herbert J. (H.J.) Markley. Mr. Markley has served as a Trustee since 2013. Previously, Mr. Markley held several senior management positions at Deere & Company, where he worked for 35 years, including Executive Vice President of Worldwide Parts Service, Global Supply Management and Logistics, Enterprise Information Technology and Corporate Communications. Mr. Markley’s experience at Deere included managing manufacturing and engineering facilities, including the two largest manufacturing facilities and a joint venture with Hitachi. He later served as Senior Vice President of Worldwide Human Resources where he helped to lay the foundation for a new human resources system, and as a President of the Agricultural Division, Deere’s largest business unit. In addition to his work with Deere, Mr. Markley has served on the Boards of Directors of the Dubuque Chamber of Commerce, the First National Bank of Dubuque, the University of Dubuque and the Iowa Public Television Foundation as well as the Board of Overseers of the Amos Tuck School of Business at Dartmouth College. Based on the foregoing, Mr. Markley is experienced with financial and investment matters.

Jessica Palmer. Ms. Palmer has served as Trustee since 2007. Ms. Palmer serves as a Director of Emerson Center for the Arts and Culture, a not-for-profit organization. Ms. Palmer worked at Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) for over 20 years, where she was a Managing Director. While at Citigroup Corporate and Investment Banking, Ms. Palmer was Head of Global Risk Management, Chair of the Global Commitment Committee, Co-Chair of International Investment Banking (New York) and Head of Fixed Income Capital Markets. Ms. Palmer was also a member of the Management Committee and Risk Management Operating Committee of Citigroup, Inc. Prior to that, Ms. Palmer was a Vice President at Goldman Sachs in its international corporate finance department. Ms. Palmer was also Assistant Vice President of the International Division at Wells Fargo Bank, N.A. Ms. Palmer was also a member of the Board of Trustees of a private elementary and secondary school. Based on the foregoing, Ms. Palmer is experienced with financial and investment matters.

Richard P. Strubel. Mr. Strubel has served as Trustee since 1987. Mr. Strubel also serves as Chairman of the Northern Funds, a family of retail and institutional mutual funds managed by The Northern Trust Company. He also serves on the board of Gildan Activewear Inc., which is listed on the New York Stock Exchange (“NYSE”). Mr. Strubel was Vice-Chairman of the Board of Cardean Learning Group (formerly known as Unext), and previously served as Unext’s President and Chief Operating Officer. Mr. Strubel was Managing Director of Tandem Partners, Inc., a privately-held management services firm, and served as President and Chief Executive Officer of Microdot, Inc. Previously, Mr. Strubel served as President of Northwest Industries, then a NYSE-listed company, a conglomerate with various operating entities located around the country. Before joining Northwest, Mr. Strubel was an associate and later managing principal of Fry Consultants, a management consulting firm based in Chicago. Mr. Strubel is also a Trustee Emeritus of the University of Chicago and is an adjunct professor at the University of Chicago Booth School of Business. Based on the foregoing, Mr. Strubel is experienced with financial and investment matters.

Roy W. Templin. Mr. Templin has served as a Trustee since 2013. Mr. Templin is a Director of Con-Way Incorporated, a transportation, supply-chain management and logistics services company, and serves on its Finance and Audit Committees (he is the Chair of the Finance Committee). Mr. Templin held a number of senior management positions at Whirlpool Corporation, an appliance manufacturer and marketer, including Executive Vice President and Chief Financial Officer, Vice President and Corporate Controller there. At Whirlpool, Mr. Templin served on the Executive Committee and was responsible for all aspects of finance globally, including treasury, accounting, risk management, investor relations, internal auditing, tax and facilities. Prior to joining Whirlpool, Mr. Templin served in several roles at Kimball International, a furniture and electronic assemblies manufacturer, including Vice

President of Finance and Chief Accounting Officer. Mr. Templin was also a Director of Corporate Finance for Cummins, Inc., a diesel engine manufacturer, a Director of Financial Development at NCR Corporation, a computer hardware and electronics company, and a member of the audit staff of Price Waterhouse (now PricewaterhouseCoopers LLP). Mr. Templin is a certified public accountant. Based on the foregoing, Mr. Templin is experienced with accounting, financial and investment matters.

James A. McNamara. Mr. McNamara has served as Trustee and President of the Trust since 2007 and has served as an officer of the Trust since 2001. Mr. McNamara is a Managing Director at Goldman Sachs. Mr. McNamara is currently head of Global Third Party Distribution at GSAM, where he was previously head of U.S. Third Party Distribution. Prior to that role, Mr. McNamara served as Director of Institutional Fund Sales. Prior to joining Goldman Sachs, Mr. McNamara was Vice President and Manager at Dreyfus Institutional Service Corporation. Based on the foregoing, Mr. McNamara is experienced with financial and investment matters.

Alan A. Shuch. Mr. Shuch has served as a Trustee since 1990. Mr. Shuch is an Advisory Director to Goldman Sachs. Mr. Shuch serves on the Board of Trustees of a number of offshore funds managed by GSAM. He serves on GSAM’s Valuation Committee. Prior to retiring as a general partner of Goldman Sachs in 1994, Mr. Shuch was president and chief operating officer of GSAM which he founded in 1988. Mr. Shuch joined the Goldman Sachs Fixed Income Division in 1976. He was instrumental in building Goldman Sachs’ Corporate Bond Department and served as co-head of the Global Fixed Income Sales and the High Yield Bond and Preferred Stock Departments. He headed the Portfolio Restructuring and Fixed Income Quantitative and Credit Research Departments. Mr. Shuch also served on a variety of firm-wide committees including the International Executive, New Product and Strategic Planning Committees and was a member of the Stone Street/Bridge Street Private Equity Board. Mr. Shuch serves on Wharton’s Graduate Executive Board. Based on the foregoing, Mr. Shuch is experienced with financial and investment matters.

Officers of the Trust

Information pertaining to the officers of the Trust as of December 27, 2013 is set forth below.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 51	Trustee and President	Since 2007

Managing Director, Goldman Sachs (December 1998 – Present); Director of Institutional Fund Sales, GSAM (April 1998 – December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993 – April 1998).

President, Goldman Sachs Mutual Fund Complex (November 2007 – Present); Senior Vice President, Goldman Sachs Mutual Fund Complex (May 2007 – November 2007); and Vice President, Goldman Sachs Mutual Fund Complex (2001 – 2007).

Trustee – Goldman Sachs Mutual Fund Complex (November 2007 – Present and December 2002 – May 2004).

Scott McHugh 200 West Street New York, NY 10282 Age: 42	Treasurer, Senior Vice President and Principal Financial Officer	Since 2009 (Principal Financial Officer since 2013)

Vice President, Goldman Sachs (February 2007 – Present); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005 – 2007); and Director (2005 – 2007), Vice President (2000 – 2005), and Assistant Vice President (1998 – 2000), Deutsche Asset Management or its predecessor (1998 – 2007).

Principal Financial Officer – Goldman Sachs Mutual Fund Complex (November 2013 – Present); Treasurer – Goldman Sachs Mutual Fund Complex (October 2009 – Present); Senior Vice President – Goldman Sachs Mutual Fund Complex (November 2009 – Present); and Assistant Treasurer – Goldman Sachs Mutual Fund Complex (May 2007 – October 2009).

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Philip V. Giuca, Jr. 30 Hudson Street Jersey City, NJ 07302 Age: 51	Assistant Treasurer	Since 1997	Vice President, Goldman Sachs (May 1992 – Present). Assistant Treasurer – Goldman Sachs Mutual Fund Complex.

Peter Fortner 30 Hudson Street Jersey City, NJ 07302 Age: 55	Assistant Treasurer	Since 2000

Vice President, Goldman Sachs (July 2000 – Present); Principal Financial Officer, Commerce Bank Mutual Fund Complex (2008 – Present); Associate, Prudential Insurance Company of America (November 1985 –June 2000); and Assistant Treasurer, certain closed-end funds administered by Prudential (1999 – 2000).

Assistant Treasurer – Goldman Sachs Mutual Fund Complex.

Kenneth G. Curran 30 Hudson Street Jersey City, NJ 07302 Age: 49	Assistant Treasurer	Since 2001	Vice President, Goldman Sachs (November 1998 – Present); and Senior Tax Manager, KPMG Peat Marwick (accountants) (August 1995 – October 1998). Assistant Treasurer – Goldman Sachs Mutual Fund Complex.

Sarah Walton 30 Hudson Street Jersey City, NJ 07302 Age: 42	Assistant Treasurer	Since 2012	Vice President, Goldman Sachs (December 2002 – Present); and Associate, Goldman Sachs (February 2000 – December 2002). Assistant Treasurer – Goldman Sachs Mutual Fund Complex.

Jesse Cole 71 South Wacker Drive Chicago, IL 60606 Age: 50	Vice President	Since 1998

Managing Director, Goldman Sachs (December 2006 – Present); Vice President, GSAM (June 1998 – Present); and Vice President, AIM Management Group, Inc. (investment adviser) (April 1996 – June 1998).

Vice President – Goldman Sachs Mutual Fund Complex.

Kerry K. Daniels 71 South Wacker Drive Chicago, IL 60606 Age: 50	Vice President	Since 2000	Manager, Financial Control – Shareholder Services, Goldman Sachs (1986 – Present). Vice President – Goldman Sachs Mutual Fund Complex.

Mark Hancock 71 South Wacker Drive Chicago, IL 60606 Age: 45	Vice President	Since 2007

Managing Director, Goldman Sachs (November 2005 – Present); Vice President, Goldman Sachs (August 2000 – November 2005); Senior Vice President, Dreyfus Service Corp (1999 – 2000); and Vice President, Dreyfus Service Corp (1996 – 1999).

Vice President – Goldman Sachs Mutual Fund Complex.

Carlos W. Samuels 6011 Connection Drive Irving, TX 75039 Age: 39	Vice President	Since 2007

Vice President, Goldman Sachs (December 2007 – Present); Associate, Goldman Sachs (December 2005 – December 2007); and Analyst, Goldman Sachs (January 2004 – December 2005).

Vice President – Goldman Sachs Mutual Fund Complex.

Miriam Cytryn 200 West Street New York, NY 10282 Age: 55	Vice President	Since 2008

Vice President, GSAM (2008 – Present); Vice President of Divisional Management, Investment Management Division (2007 – 2008); Vice President and Chief of Staff, GSAM US Distribution (2003 – 2007); and Vice President of Employee Relations, Goldman Sachs (1996 – 2003).

Vice President – Goldman Sachs Mutual Fund Complex.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Glen Casey 200 West Street New York, NY 10282 Age: 49	Vice President	Since 2008	Managing Director, Goldman Sachs (2007 – Present); and Vice President, Goldman Sachs (1997 – 2007). Vice President – Goldman Sachs Mutual Fund Complex.

Mark Heaney Christchurch Court 10-15 Newgate Street London, EC1A 7HD, UK Age: 46	Vice President	Since 2010

Executive Director, GSAM (May 2005 – Present); Director of Operations (UK and Ireland), Invesco Asset Management (May 2004 – March 2005); Global Head of Investment Administration, Invesco Asset Management (September 2001 – May 2004); Managing Director (Ireland), Invesco Asset Management (March 2000 – September 2001); and Director of Investment Administration, Invesco Asset Management (December 1998 – March 2000).

Vice President – Goldman Sachs Mutual Fund Complex.

Michael Magee 30 Hudson Street Jersey City, NJ 07302 Age: 36	Vice President	Since 2012	Vice President, Goldman Sachs (December 2007-Present); Associate (December 2004-December 2007); and Analyst (December 2002-December 2004). Vice President – Goldman Sachs Mutual Fund Complex.

Robert McCormack 30 Hudson Street Jersey City, NJ 07302 Age: 40	Vice President	Since 2012	Vice President, Goldman Sachs (December 2008 – Present); and Associate, Goldman Sachs (September 2005 – December 2008). Vice President – Goldman Sachs Mutual Fund Complex.

Greg R. Wilson 200 West Street New York, NY 10282 Age: 40	Vice President	Since 2013

Managing Director, Goldman Sachs (January 2011 – Present); Head of the North American Sub-Advisory & Platform Distribution Group, GSAM (April 2010 – Present); and Business Development and Relationship Management Sub-Advisory & Platform Distribution Group, GSAM (May 2003 – April 2010).

Vice President—Goldman Sachs Mutual Fund Complex.

Kathryn Quirk 200 West Street New York, NY 10282 Age: 61	Vice President	Since 2013

Vice President, Goldman Sachs (September 2013 – Present); Vice President and Corporate Counsel, Prudential Insurance Company of America (September 2004 – December 2012); Deputy Chief Legal Officer, Asset Management, Prudential Insurance Company of America (September 2010 – December 2012); Co-Chief Legal Officer, Prudential Investment Management, Inc. (July 2008 – June 2012); Chief Legal Officer, Prudential Investments LLC (July 2005 – June 2012); Chief Legal Officer, Prudential Mutual Funds (September 2004 – June 2012).

Vice President—Goldman Sachs Mutual Fund Complex.

Lawrence J. Restieri 200 West Street New York, NY 10282 Age: 45	Vice President	Since 2013	Managing Director, Goldman Sachs (2006 – Present). Vice President—Goldman Sachs Mutual Fund Complex.

Rachel Schnoll 200 West Street New York, NY 10282 Age: 44	Vice President	Since 2013	Managing Director, Goldman Sachs (2014 – Present); Vice President, Goldman Sachs (2003 – 2013); Associate, Goldman Sachs (1999 – 2002). Vice President—Goldman Sachs Mutual Fund Complex.

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Caroline Kraus 200 West Street New York, NY 10282 Age: 36	Secretary	Since 2012

Vice President, Goldman Sachs (August 2006 – Present); Associate General Counsel, Goldman Sachs (2012 – Present); Assistant General Counsel, Goldman Sachs (August 2006 – December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002 – 2006).

Secretary – Goldman Sachs Mutual Fund Complex (August 2012 – Present); and Assistant Secretary – Goldman Sachs Mutual Fund Complex (June 2012 – August 2012).

David Fishman 200 West Street New York, NY 10282 Age: 49	Assistant Secretary	Since 2001	Managing Director, Goldman Sachs (December 2001 – Present); and Vice President, Goldman Sachs (1997 – December 2001). Assistant Secretary – Goldman Sachs Mutual Fund Complex.

Danny Burke 200 West Street New York, NY 10282 Age: 51	Assistant Secretary	Since 2001	Vice President, Goldman Sachs (1987 – Present). Assistant Secretary – Goldman Sachs Mutual Fund Complex.

Deborah Farrell 30 Hudson Street Jersey City, NJ 07302 Age: 42	Assistant Secretary	Since 2007	Vice President, Goldman Sachs (2005 – Present); Associate, Goldman Sachs (2001 – 2005); and Analyst, Goldman Sachs (1994 – 2005). Assistant Secretary – Goldman Sachs Mutual Fund Complex.

Patrick T. O’Callaghan 200 West Street New York, NY 10282 Age: 41	Assistant Secretary	Since 2009	Vice President, Goldman Sachs (2000 – Present); Associate, Goldman Sachs (1998 – 2000); and Analyst, Goldman Sachs (1995 – 1998). Assistant Secretary – Goldman Sachs Mutual Fund Complex.

James P. McCarthy 200 West Street New York, NY 10282 Age: 49	Assistant Secretary	Since 2009

Managing Director, Goldman Sachs (2003 – Present); Vice President, Goldman Sachs (1996 – 2003); and Portfolio Manager, Goldman Sachs (1995 – 1996).

Assistant Secretary – Goldman Sachs Mutual Fund Complex.

Andrew Murphy 200 West Street New York, NY 10282 Age: 41	Assistant Secretary	Since 2010

Vice President, Goldman Sachs (April 2009 – Present); Assistant General Counsel, Goldman Sachs (April 2009 – Present); Attorney, Axiom Legal (2007 – 2009); and Vice President and Counsel, AllianceBernstein, L.P. (2001 – 2007).

Assistant Secretary – Goldman Sachs Mutual Fund Complex.

Robert Griffith 200 West Street New York, NY 10282 Age: 39	Assistant Secretary	Since 2011

Vice President, Goldman Sachs (August 2011 – Present); Assistant General Counsel, Goldman Sachs (August 2011 – Present); Vice President and Counsel, Nomura Holding America, Inc. (2010 – 2011); and Associate, Simpson Thacher & Bartlett LLP (2005 – 2010).

Assistant Secretary – Goldman Sachs Mutual Fund Complex.

Matthew Wolfe 200 West Street New York, NY 10282 Age: 31	Assistant Secretary	Since 2012

Vice President, Goldman Sachs (July 2012 – Present); Assistant General Counsel, Goldman Sachs (July 2012 – Present); and Associate, Dechert LLP (2007 – 2012).

Assistant Secretary – Goldman Sachs Mutual Fund Complex.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

Standing Board Committees

The Audit Committee oversees the audit process and provides assistance to the Board with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the Board, an independent registered public accounting firm to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee. The Audit Committee held five meetings during the fiscal year ended August 31, 2013.

The Governance and Nominating Committee has been established to: (i) assist the Board in matters involving mutual fund governance, which includes making recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing their management; (ii) select and nominate candidates for appointment or election to serve as Independent Trustees; and (iii) advise the Board on ways to improve its effectiveness. All of the Independent Trustees serve on the Governance and Nominating Committee. The Governance and Nominating Committee held three meetings during the fiscal year ended August 31, 2013. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance and Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectuses and should be directed to the attention of the Goldman Sachs Trust Governance and Nominating Committee.

The Compliance Committee has been established for the purpose of overseeing the compliance processes: (i) of the Funds; and (ii) insofar as they relate to services provided to the Funds, of the Funds’ investment adviser, distributor, administrator (if any), and transfer agent, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the Board with respect to compliance matters. The Compliance Committee met three times during the fiscal year ended August 31, 2013. All of the Independent Trustees serve on the Compliance Committee.

The Valuation Committee is authorized to act for the Board in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Messrs. McNamara and Shuch serve on the Valuation Committee, together with certain employees of GSAM who are not Trustees. The Valuation Committee met twelve times during the fiscal year ended August 31, 2013.

The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the committee, to declare dividends and capital gain distributions consistent with each Fund’s Prospectuses. Messrs. McNamara and McHugh serve on the Dividend Committee. The Dividend Committee met twelve times during the fiscal year ended August 31, 2013.

The Contract Review Committee has been established for the purpose of overseeing the processes of the Board for reviewing and monitoring performance under the Funds’ investment management, distribution, transfer agency and certain other agreements with the Funds’ Investment Adviser and its affiliates. The Contract Review Committee is also responsible for overseeing the Board’s processes for considering and reviewing performance under the operation of the Funds’ distribution, service, shareholder administration and other plans, and any agreements related to the plans, whether or not such plans and agreements are adopted pursuant to Rule 12b-1 under the Act. The Contract Review Committee also provides appropriate assistance to the Board in connection with the Board’s approval, oversight and review of the Funds’ other service providers including, without limitation, the Funds’ custodian/accounting agent, sub-transfer agents, professional (legal and accounting) firms and printing firms. The Contract Review Committee met three times during the fiscal year ended August 31, 2013. All of the Independent Trustees serve on the Contract Review Committee.

Risk Oversight

The Board is responsible for the oversight of the activities of the Funds, including oversight of risk management. Day-to-day risk management with respect to the Funds is the responsibility of GSAM or other service providers (depending on the nature of the risk), subject to supervision by GSAM. The risks of the Funds include, but are not limited to, investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Each of GSAM and the other service providers have their own independent interest in risk management and their policies and methods of risk management may differ from the Funds and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result, the Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects, and that some risks are simply beyond the control of the Funds or GSAM, its affiliates or other service providers.

The Board effectuates its oversight role primarily through regular and special meetings of the Board and Board committees. In certain cases, risk management issues are specifically addressed in presentations and discussions. For example, GSAM has an independent dedicated Market Risk Group that assists GSAM in managing investment risk. Representatives from the Market Risk Group regularly meet with the Board to discuss their analysis and methodologies. In addition, investment risk is discussed in the context of regular presentations to the Board on Fund strategy and performance. Other types of risk are addressed as part of presentations on related topics (e.g., compliance policies) or in the context of presentations focused specifically on one or more risks. The Board also receives reports from GSAM management on operational risks, reputational risks and counterparty risks relating to the Funds.

Board oversight of risk management is also performed by various Board committees. For example, the Audit Committee meets with both the Funds’ independent registered public accounting firm and the GSAM’s internal audit group to review risk controls in place that support the Funds as well as test results, and the Compliance Committee meets with the CCO and representatives of GSAM’s compliance group to review testing results of the Funds’ compliance policies and procedures and other compliance issues. Board oversight of risk is also performed as needed between meetings through communications between the GSAM and the Board. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and other portfolios of the Fund Complex as of December 31, 2012, unless otherwise noted.

Name of Trustee	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Portfolios in Fund Complex Overseen By Trustee
Ashok N. Bakhru	None	Over $100,000
Donald C. Burke	Money Market Fund: $10,001 - $50,000	Over $100,000
John P. Coblentz, Jr.	None	Over $100,000
Diana M. Daniels	None	Over $100,000
Joseph P. LoRusso	None	Over $100,000
Herbert J. Markley[2]	None	None
James A. McNamara	None	Over $100,000
Jessica Palmer	None	Over $100,000
Alan A. Shuch	Money Market Fund: Over $100,000	Over $100,000
Federal Fund: $50,001 - $100,000
Richard P. Strubel	Prime Obligations Fund: $1 - $10,000	Over $100,000
Roy W. Templin[2]	None	None

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund described in this SAI.
[2]	Messrs. Markley and Templin begin serving as Trustees effective October 15, 2013.

As of November 29, 2013, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Board Compensation

Each Independent Trustee is compensated with a unitary annual fee for his or her services as a Trustee of the Trust and as a member of the Governance and Nominating Committee, Compliance Committee, Contract Review Committee, and Audit Committee. The Chairman and “audit committee financial expert” receive additional compensation for their services. The Independent Trustees are also reimbursed for travel expenses incurred in connection with attending meetings. The Trust may also pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.

The following tables set forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2013:

Trustee Compensation

Name of Trustee	Prime Obligations Fund	Money Market Fund	Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Exempt California Fund	Tax-Exempt New York Fund	Tax-Free Fund
Ashok N. Bakhru[1]	$12,749	$15,301	$6,491	$12,519	$19,333	$8,779	$3,371	$2,469	$4,733
Donald C. Burke	8,235	9,885	4,977	8,089	12,488	5,671	2,178	1,595	3,058
John P. Coblentz, Jr. [2]	9,542	11,454	5,409	9,377	14,468	6,570	2,523	1,849	3,545
Diana M. Daniels	8,235	9,885	4,977	8,089	12,488	5,671	2,178	1,595	3,058
Joseph P. LoRusso	8,235	9,885	4,977	8,089	12,488	5,671	2,178	1,595	3,058
Herbert J. Markley[3]	708	882	0	0	918	468	191	0	0
James A. McNamara[4]	—	—	—	—	—	—	—	—	—
Jessica Palmer	8,235	9,885	4,977	8,089	12,488	5,671	2,178	1,595	3,058
Alan A. Shuch[4]	—	—	—	—	—	—	—	—	—
Richard P. Strubel	8,235	9,885	4,977	8,089	12,488	5,671	2,178	1,595	3,058
Roy W. Templin[3]	708	882	0	0	918	468	191	0	0

Name of Trustee	Pension or Retirement Benefits Accrued as Part of the Trust’s Expenses	Total Compensation From Fund Complex (including the Funds)[5]
Ashok N. Bakhru[1]	—	$410,000
Donald C. Burke	—	265,000
John P. Coblentz, Jr.[2]	—	307,500
Diana M. Daniels	—	265,000
Joseph P. LoRusso	—	265,000
Herbert J. Markley[3]	—	22,917
James A. McNamara[4]	—	—
Jessica Palmer	—	265,000
Alan A. Shuch[4]	—	—
Richard P. Strubel	—	265,000
Roy W. Templin[3]	—	22,917

[1]	Includes compensation as Board Chairman.
[2]	Includes compensation as “audit committee financial expert,” as defined in Item 3 of Form N-CSR.
[3]	Includes compensation Messrs. Markley and Templin received as Advisory Board Members during the fiscal year. Messrs. Markley and Templin began serving as Advisory Board Members effective June 13, 2013 and as Trustees effective October 15, 2013.
[4]	Messrs. McNamara and Shuch are Interested Trustees, and as such, receive no compensation from the Funds or the Goldman Sachs Fund Complex.
[5]	Represents fees paid to each Trustee during the fiscal year ended August 31, 2013 from the Goldman Sachs Mutual Fund Complex.

Code of Ethics

The Trust, its Investment Advisers and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.

MANAGEMENT SERVICES

As stated in the Funds’ Prospectuses, GSAM, 200 West Street, New York, NY 10282, serves as Investment Adviser to the Funds. GSAM is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division (“IMD”) of Goldman Sachs, served as the Funds’ investment adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs Asset Management’s investment advisory responsibilities for those Funds. See “Service Providers” in the Funds’ Prospectuses for a description of the Investment Adviser’s duties to the Funds.

Founded in 1869, Goldman Sachs Group, Inc. is a financial holding company and a leading global investment banking, securities and investment management firm. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York with offices in countries throughout the world. It has trading professionals throughout the United States, as well as in London, Frankfurt, Tokyo, Seoul, Sao Paulo and other major financial centers around the world. The active participation of Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name “Goldman Sachs” or a derivative thereof as part of each Fund’s name for as long as each Fund’s Management Agreement is in effect.

The Investment Adviser is able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. The Global Investment Research division provides original fundamental insights and analysis for clients in the equity, fixed income and currency and commodities markets. The group covers areas such as economics, portfolio strategy, derivatives and equity and credit securities in more than 25 stock markets and 50 economies and regions around the world. The in-depth information and analyses generated by Goldman Sachs’ research analysts are available to the Investment Adviser subject to Chinese Wall restrictions.

In addition, many of Goldman Sachs’ economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the United States and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios. For example, Goldman Sachs’ options evaluation model analyzes a security’s term, coupon and call option, providing an overall analysis of the security’s value relative to its interest risk.

In managing the Funds, GSAM will draw upon the Goldman Sachs Credit Department. The Credit Department provides credit risk management for our portfolios through a team of professionals who contribute a combination of industry analysis, fund-specific expertise and global capacity (through their local presence in foreign markets). The Credit Department continuously monitors all issuers approved for investment by the money market funds by monitoring news stories, business developments, financial information and ratings, as well as occasional discussion with issuer management and rating agency analysts. The Credit Department receives rating agency reports and rating change information electronically as well as reports from Goldman Sachs’ Research Department. Specifically with respect to managing the Tax-Exempt California Fund, Tax-Exempt New York Fund and Tax-Free Fund, GSAM will draw upon the extensive research generated by Goldman Sachs’ Municipal Credit Group, which is part of the Credit Department. The Municipal Credit Group continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

The Management Agreements provide that GSAM, in its capacity as Investment Adviser, may render similar services to others so long as the services under the Management Agreements are not impaired thereby. The Funds’ Management Agreements were approved by the Trustees of the Trust, including a majority of the Trustees of the Trust who are not parties to such agreements or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”) on June 13, 2013, with respect to each of the Funds. A discussion regarding the Trustees’ basis for approving the Management Agreements in 2013 is available in the Funds’ annual report for the fiscal year ended August 31, 2013.

Each Management Agreement will remain in effect until June 30, 2014 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Management Agreements provide that GSAM shall not be liable to a Fund for any error of judgment by GSAM or for any loss sustained by a Fund except in the case of GSAM’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated with respect to any particular Funds without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund on 60 days’ written notice to GSAM or by GSAM without penalty at any time on 90 days’ (60 days with respect to a Fund) written notice to the Trust.

Pursuant to the Management Agreements, the Investment Adviser is entitled to receive a fee from the Trust, computed daily and paid monthly, at the annual rates of each Fund’s average daily net assets set forth in the table below. Also included below are the actual management fee rates paid by each Fund (after application of any management fee waivers, as indicated) for the fiscal year ended August 31, 2013:

Fund	Contractual Rate	Actual Rate for the Fiscal Year Ended August 31, 2013
Prime Obligations Fund	0.205%	0.16%
Money Market Fund	0.205%	0.16%
Treasury Obligations Fund	0.205%	0.13%
Treasury Instruments Fund	0.205%	0.09%
Government Fund	0.205%	0.16%
Federal Fund	0.205%	0.13%
Tax-Free Fund	0.205%	0.14%
Tax-Exempt California Fund	0.35%	0.10%
Tax-Exempt New York Fund	0.35%	0.08%

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the amounts of fees incurred by each Fund under its respective Management Agreement were as follows (with and without the fee waivers that were then in effect):

Fund	2013		2012		2011
	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Prime Obligations Fund	$29,953,485	$38,377,634	$36,313,526	$46,526,450	$36,582,353	$46,870,877
Money Market Fund	40,655,495	52,089,479	34,062,712	43,644,849	31,718,661	40,639,387
Treasury Obligations Fund	14,596,805	22,635,000	13,222,128	24,505,016	15,571,494	23,702,785
Treasury Instruments Fund	26,182,853	57,615,315	17,306,069	54,946,436	19,609,060	40,308,147
Government Fund	49,036,208	63,828,061	48,655,986	62,831,287	51,169,644	66,687,143
Federal Fund	14,018,646	22,546,208	14,436,238	26,164,375	21,835,875	28,646208
Tax-Free Fund	8,778,403	12,576,902	10,520,676	14,049,341	14,968,719	19,646,878
Tax-Exempt California Fund	247,781	864,939	204,309	886,941	414,162	865,414
Tax-Exempt New York Fund	152,364	640,757	149,780	603,921	260,337	601,466

*	During the fiscal year ended August 31, 2013, GSAM agreed to waive a portion of the management fees payable by the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Free New York Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.13%, 0.09%, 0.16%, 0.13%, 0.14%, 0.10% and 0.08%, respectively.
**	During the fiscal year ended August 31, 2012, GSAM agreed to waive a portion of the management fees payable by the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Free New York Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.11%, 0.06%, 0.16%, 0.11%, 0.15%, 0.08% and 0.09%, respectively.
***	During the fiscal year ended August 31, 2011, GSAM agreed to waive a portion of the management fees payable by the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Free New York Funds, and the effective fee rates for this period were 0.16%, 0.16%, 0.14%, 0.10%, 0.16%, 0.16%, 0.15%, 0.17% and 0.15%, respectively.

In addition to providing advisory services, under the Management Agreements, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for, at each Fund’s expense: (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund’s records; and (v) provides office space and all necessary office equipment and services.

The Distributor and Transfer Agent

Goldman Sachs, 200 West Street, New York, NY 10282, serves as the exclusive distributor of shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain Authorized Institutions to solicit subscriptions for Class B (subject to the limitations described herein) and Class C Shares of the Prime Obligations Fund.

The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on June 13, 2013. Goldman Sachs retained approximately $0 and $2,653 of commissions on redemptions of Class B and Class C Shares of the Prime Obligations Fund, respectively, during the fiscal year ended August 31, 2013; retained approximately $0 and $2,036 of commissions on redemptions of Class B and Class C Shares of the Prime Obligations Fund, respectively, during the fiscal year ended August 31, 2012; and retained approximately $0 and $3,242 of commissions on redemptions of Class B and Class C Shares of the Prime Obligations Fund, respectively, during the fiscal year ended August 31, 2011.

Goldman Sachs, 71 South Wacker Drive, Chicago, IL 60606 serves as the Trust’s transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.01% of the average daily net assets with respect to each class of each Fund. Prior to June 1, 2010, the transfer agency fee payable by Tax-Exempt California Fund and Tax-Exempt New York Fund was 0.04% of average daily net assets of each Fund on an annualized basis. Goldman Sachs may pay to certain intermediaries who perform transfer agent services to shareholders a networking or sub-transfer agent fee. These payments will be made from the transfer agency fees noted above and in the Funds’ Prospectuses.

As compensation for services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs received fees for the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011 from each Fund as follows under the fee schedules then in effect:

	2013		2012		2011
Fund	With Fee Waiver*	Without Fee Waiver	With Fee Waiver**	Without Fee Waiver	With Fee Waiver***	Without Fee Waiver
Prime Obligations
FST Shares	$1,499,742	$1,499,742	$1,873,960	$1,874,392	$1,804,413	$1,819,121
Administration Shares	207,466	207,466	222,383	222,601	291,625	292,005
Service Shares	80,562	80,562	77,444	77,520	76,808	76,907
Preferred Shares	20,475	20,475	29,433	29,462	51,969	52,036
Select Shares	26,768	26,768	27,700	27,727	13,911	13,928
Capital Shares	21,672	21,672	20,663	20,683	27,017	27,052
Cash Management Shares	12,599	12,599	0	0	0	0
Premier Shares	0	0	0	0	0	0
Resource Shares	0	0	14,046	14,059	14,105	4,269
Class B Shares	473	473	630	631	704	212
Class C Shares	2,392	2,392	2,892	2,895	2,815	849
Money Market
FST Shares	$2,474,131	$2,474,131	$2,056,844	$2,057,067	$1,869,457	$1,869,457
Administration Shares	37,102	37,102	37,841	37,872	66,012	66,012
Service Shares	3,150	3,150	5,148	5,152	18,284	18,284
Preferred Shares	4,305	4,305	4,463	4,467	10,101	10,101

Select Shares	15,435	15,435	19,858	19,874	12,300	12,300
Capital Shares	3,158	3,158	3,057	3,060	6,237	6,237
Cash Management Shares	—	—	0	0	0	0
Premier Shares	3,777	3,777	1,583	1,584	16	16
Resource Shares	—	—	0	0	0	0
Treasury Obligations
FST Shares	$675,365	$774,199	$15,979	$865,505	$242,789	$818,412
Administration Shares	145,259	167,329	2,978	161,085	48,684	162,281
Service Shares	84,416	97,092	2,064	111,629	35,450	118,167
Preferred Shares	9,968	11,560	232	12,548	4,833	16,113
Select Shares	16,346	18,443	296	16,033	6,325	21,086
Capital Shares	22,220	25,062	307	16,601	4,872	16,240
Cash Management Shares	0	0	0	0	0	0
Premier Shares	8,967	10,461	221	11,966	3,913	3,931
Resource Shares	0	0	0	0	0	0
Treasury Instruments
FST Shares	$2,556,483	$2,556,483	$0	$2,415,369	$0	$1,692,153
Administration Shares	133,734	133,734	0	141,340	0	136,319
Service Shares	24,124	24,124	0	31,343	0	29,277
Preferred Shares	14,656	14,656	0	18,081	0	25,332
Select Shares	25,474	25,474	0	16,149	0	24,592
Capital Shares	18,150	18,150	0	16,712	0	16,138
Cash Management Shares	0	0	0	0	0	0
Premier Shares	37,999	37,999	0	41,320	0	42,437
Resource Shares	0	0	0	0	0	0
Government
FST Shares	$763,696	$2,727,674	$2,043,545	$2,610,963	$2,189,542	$2,736,928
Administration Shares	65,025	238,558	172,426	220,076	169,770	212,212
Service Shares	9,194	30,563	32,959	42,068	38,930	48,663
Preferred Shares	8,910	37,941	55,540	70,888	64,593	80,742

Select Shares	4,906	24,184	43,947	56,091	77,804	97,256
Capital Shares	19,660	54,027	50,428	64,364	61,785	77,231
Cash Management Shares	0	0	0	0	0	0
Premier Shares	184	616	384	490	0	0
Resource Shares	0	0	0	0	0	0
Federal
FST Shares	$0	$856,691	$0	$998,256	$427,311	$1,073,276
Administration Shares	0	38,834	0	40,605	19,504	48,760
Service Shares	0	51,520	0	61,416	28,865	72,163
Preferred Shares	0	5,431	0	18,595	9,358	23,394
Select Shares	0	8,362	0	8,144	3,784	9,460
Capital Shares	0	6,666	0	6,540	3,650	9,124
Cash Management Shares	0	10,012	0	12,468	7,543	18,858
Premier Shares	0	122,297	0	130,287	56,936	142,340
Resource Shares	0	0	0	0	0	0
Tax-Free Money Market
FST Shares	$222,207	$511,838	$365,969	$585,957	$763,696	$854,246
Administration Shares	8,379	19,521	17,288	27,649	27,670	30,984
Service Shares	778	1,702	1,790	2,863	3,331	3,725
Preferred Shares	990	2,224	1,440	2,303	2,610	2,920
Select Shares	6,173	15,731	4,922	7,872	4,838	5,412
Capital Shares	357	647	638	1,020	719	804
Cash Management Shares	0	0	0	0	0	0
Premier Shares	24,985	59,048	34,200	54,697	52,365	58,573
Resource Shares	1,163	2,816	1,859	2,973	1,537	1,720
Tax-Exempt California Fund
FST Shares	$0	$8,947	$0	$9,471	$0	$8,524
Administration Shares	0	15,767	0	15,870	0	16,202
Service Shares	0	0	0	0	0	0
Cash Management Shares	0	0	0	0	0	0

Tax-Exempt New York Fund
FST Shares	$0	$2,164	$0	$2,135	$0	$4,228
Administration Shares	0	16,144	0	15,119	0	12,956
Service Shares	0	0	0	0	0	0
Cash Management Shares	0	0	0	0	0	0

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Exempt New York Funds were approximately 0.01%, 0.01%, 0.00%, 0.00%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively. Goldman Sachs anticipates that these waivers will be temporary, and they may be modified or terminated at any time.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Exempt New York Funds were approximately 0.01%, 0.01%, 0.00%, 0.00%, 0.01%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the transfer agency fees for certain of the Funds, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Exempt New York Funds were approximately 0.01%, 0.01%, 0.00%, 0.00%, 0.01%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

Expenses

The Trust, on behalf of each Fund, is responsible for the payment of each Fund’s respective expenses. The expenses include, without limitation, the fees payable to the Investment Adviser, distribution fees payable to Goldman Sachs (as applicable), service fees and administration fees paid to Authorized Institutions, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees and expenses, pricing service fees and expenses, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Funds, fees and expenses incurred by the Trust in connection with membership in investment company organizations including, but not limited to, the Investment Company Institute, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs or its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, SAIs, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its Distribution and Service Plans, compensation and expenses of its Independent Trustees, the fees and expenses of pricing services, dividend expenses on short sales and extraordinary expenses, if any, incurred by the Trust. Except for fees and expenses under any service plan, shareholder administration plan, administration plan or distribution and service plans applicable to a particular class and transfer agency fees and expenses, all Fund expenses are borne on a non-class specific basis.

The imposition of the Investment Adviser’s fees, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

For the Funds (except the Tax-Exempt California and Tax-Exempt New York Funds), as of December 29, 2013, the Investment Adviser has agreed to reduce or limit certain “Other Expenses” (excluding acquired fund fees and expenses, administration, service and shareholder administration, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses) to the extent such expenses exceed, on an annualized basis, 0.014% each Fund’s average daily net assets.

For the Tax-Exempt California and Tax-Exempt New York Funds, as of December 29, 2013, the Investment Adviser has agreed to reduce or limit “Total Fund Operating Expenses” (excluding acquired fund fees and expenses, distribution, administration, service and shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting costs and other extraordinary expenses) so that “Total Fund Operating Expenses” do not exceed, on an annualized basis, 0.434% of each Fund’s average daily net assets.

Each arrangement will remain in place through at least December 29, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Advisers at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. A Fund’s “Other Expenses” or “Total Fund Operating Expenses” (as applicable) may be further reduced by any custody and transfer agency fee credits received by the Fund.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the amounts of certain “Other Expenses” or “Total Fund Operating Expenses” of each Fund were reduced or otherwise limited as follows under the expense limitations with the Funds that were then in effect:

Fund	2013	2012	2011
Prime Obligations Fund	$—	$—	$—
Money Market Fund	—	—	—
Treasury Obligations Fund	—	—	—
Treasury Instruments Fund	—	—	—
Government Fund	—	569	—
Federal Fund	—	—	—
Tax-Free Fund	—	27,269	—
Tax-Exempt California Fund	—	119,232	167,683
Tax-Exempt New York Fund	—	162,731	207,643

Such reductions or limits, if any, are calculated monthly on a cumulative basis during each Fund’s fiscal year and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

Custodian Reimbursements

Each Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in each Fund’s expenses. For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, each Fund’s custody fees were reduced by the following amounts under such arrangements:

Fund	2013	2012	2011
Prime Obligations Fund	$1,709	$3,940	$1,732
Money Market Fund	17,831	1,790	2,210
Treasury Obligations Fund	21,032	25,983	10,858
Treasury Instruments Fund	26,220	227,655	72,991
Government Fund	52,546	30,663	24,960
Federal Fund	11,021	79,354	14,054
Tax-Free Fund	1,786	631	1,837
Tax-Exempt California Fund	95	111	107
Tax-Exempt New York Fund	75	46	116

Fees and expenses borne by the Funds relating to legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the Investment Adviser’s costs of performing certain accounting services not being provided by a Fund’s custodian.

Custodian

BNYM acts as custodian of the Funds’ assets. In that capacity, BNYM maintains the accounting records and calculates the daily net asset value per share of the Funds. Its mailing address is One Wall Street, New York, New York 10286.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. In addition to audit services, PricewaterhouseCoopers LLP prepares the Funds’ federal and state tax returns, and provides assistance on certain non-audit matters.

POTENTIAL CONFLICTS OF INTEREST

General Categories of Conflicts Associated with the Funds

Goldman Sachs (which, for purposes of this “Potential Conflicts of Interest” section, shall mean, collectively, The Goldman Sachs Group, Inc., the Investment Adviser and their affiliates, directors, partners, trustees, managers, members, officers and employees) is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization and a major participant in global financial markets. As such, Goldman Sachs provides a wide range of financial services to a substantial and diversified client base. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments for its own accounts and for the accounts of clients and of its personnel, through client accounts and the relationships and products it sponsors, manages and advises (such Goldman Sachs or other client accounts (including the Funds), relationships and products collectively, the “Accounts”). Goldman Sachs has direct and indirect interests in the global fixed income, currency, commodity, equities, bank loan and other markets, and the securities and issuers, in which the Funds may directly and indirectly invest. As a result, Goldman Sachs’ activities and dealings may affect the Funds in ways that may disadvantage or restrict the Funds and/or benefit Goldman Sachs or other Accounts. For purposes of this “Potential Conflicts of Interest” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds.

The following are descriptions of certain conflicts of interest and potential conflicts of interest that may be associated with the financial or other interests that the Investment Adviser and Goldman Sachs may have in transactions effected by, with, and on behalf of the Funds. They are not, and are not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding the Investment Adviser and Goldman Sachs is set forth in the Investment Adviser’s Form ADV, which prospective shareholders should review prior to purchasing Fund shares. A copy of Part 1 and Part 2 of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). A copy of Part 2 of the Investment Adviser’s Form ADV will be provided to shareholders or prospective shareholders upon request.

The Sale of Fund Shares and the Allocation of Investment Opportunities

Sales Incentives and Related Conflicts Arising from Goldman Sachs’ Financial and Other Relationships with Intermediaries

Goldman Sachs and its personnel, including employees of the Investment Adviser, may have relationships (both involving and not involving the Funds, and including without limitation placement, brokerage, advisory and board relationships) with distributors, consultants and others who recommend, or engage in transactions with or for, the Funds. Such distributors, consultants and other parties may receive compensation from Goldman Sachs or the Funds in connection with such relationships. As a result of these relationships, distributors, consultants and other parties may have conflicts that create incentives for them to promote the Funds.

To the extent permitted by applicable law, Goldman Sachs and the Funds may make payments to authorized dealers and other financial intermediaries and to salespersons to promote the Funds. These payments may be made out of Goldman Sachs’ assets or amounts payable to Goldman Sachs. These payments may create an incentive for such persons to highlight, feature or recommend the Funds.

Allocation of Investment Opportunities Among the Funds and Other Accounts

The Investment Adviser may manage or advise multiple Accounts (including Accounts in which Goldman Sachs and its personnel have an interest) that have investment objectives that are similar to the Funds and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Funds. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited (e.g., in local and emerging markets, high yield securities, fixed income securities, regulated industries, small capitalization and initial public offerings/new issues) or where the liquidity of such investment opportunities is limited.

The Investment Adviser does not receive performance-based compensation in respect of its investment management activities on behalf of the Funds, but may simultaneously manage Accounts for which the Investment Adviser receives greater fees or other compensation (including performance-based fees or allocations) than it receives in respect of the Funds. The simultaneous management of Accounts that pay greater fees or other compensation and the Funds may create a conflict of interest as the Investment Adviser may have an incentive to favor Accounts with the potential to receive greater fees. For instance, the Investment Adviser may be faced with a conflict of interest when allocating scarce investment opportunities given the possibly greater fees from Accounts that pay performance-based fees. To address these types of conflicts, the Investment Adviser has adopted policies and procedures under which it will allocate investment opportunities in a manner that it believes is consistent with its obligations as an investment adviser. However, the amount, timing, structuring or terms of an investment by the Funds may differ from, and performance may be lower than, the investments and performance of other Accounts.

To address these potential conflicts, the Investment Adviser has developed allocation policies and procedures that provide that Goldman Sachs personnel making portfolio decisions for Accounts will make purchase and sale decisions for, and allocate investment opportunities among, Accounts consistent with the Investment Adviser’s fiduciary obligations. These policies and procedures may result in the pro rata allocation (on a basis determined by the Investment Adviser) of limited opportunities across eligible Accounts managed by a particular portfolio management team, but in many other cases the allocations reflect numerous other factors as described below. Accounts managed by different portfolio management teams may be viewed separately for allocation purposes. There will be cases where certain Accounts (including Accounts in which Goldman Sachs and Goldman Sachs personnel have an interest) receive an allocation of an investment opportunity when the Funds do not.

Allocation-related decisions for the Funds and other Accounts may be made by reference to one or more factors, including without limitation: the Account’s portfolio and its investment horizons, objectives, guidelines and restrictions (including legal and regulatory restrictions affecting certain Accounts or affecting holdings across Accounts); strategic fit and other portfolio management considerations, including different desired levels of exposure to certain strategies; the expected future capacity of the applicable Accounts; limits on the Investment Adviser’s brokerage discretion; cash and liquidity considerations; and the availability of other appropriate investment opportunities. Suitability considerations, reputational matters and other considerations may also be considered. The application of these considerations may cause differences in the performance of Accounts that have strategies similar to those of the Fund. In addition, in some cases the Investment Adviser may make investment recommendations to Accounts where the Accounts make investments independently of the Investment Adviser. In circumstances in which there is limited availability of an investment opportunity, if such Accounts invest in the investment opportunity prior to a Fund, the availability of the investment opportunity for the Fund will be reduced irrespective of the Investment Adviser’s policies regarding allocation of investments. Additional information about the Investment Adviser’s allocation policies is set forth in Item 6 (“PERFORMANCE-BASED FEES AND SIDE-BY-SIDE MANAGEMENT—Side-by-Side Management”) of the Investment Adviser’s Form ADV.

The Investment Adviser may, from time to time, develop and implement new trading strategies or seek to participate in new trading strategies and investment opportunities. These strategies and opportunities may not be employed in all Accounts or employed pro rata among Accounts where they are employed, even if the strategy or opportunity is consistent with the objectives of such Accounts.

During periods of unusual market conditions, the Investment Adviser may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only Accounts that are typically managed on a side-by-side basis with levered and/or long-short Accounts.

The Investment Adviser and the Funds may receive notice of, or offers to participate in, investment opportunities. The Investment Adviser in its sole discretion will determine whether a Fund will participate in any such investment opportunities and investors should not expect that the Fund will participate in any such investment opportunities. Notwithstanding anything in the foregoing, the Funds may or may not receive, but in any event will have no rights with respect to, opportunities sourced by Goldman Sachs businesses and affiliates other than the Investment Adviser. Opportunities or any portion thereof that the Funds do not participate in may be offered to other Accounts, Goldman Sachs (including the Investment Adviser), all or certain investors in the Funds, or such other persons or entities as determined by Goldman Sachs in its sole discretion, and the Funds will not receive any compensation related to such opportunities.

Goldman Sachs’ Financial and Other Interests May Incentivize Goldman Sachs to Promote the Sale of Fund Shares

Goldman Sachs and its personnel have interests in promoting sales of Fund shares, and the compensation from such sales may be greater than the compensation relating to sales of interests in other Accounts. Therefore, Goldman Sachs and its personnel may have a financial interest in promoting Fund shares over interests in other Accounts.

Management of the Funds by the Investment Adviser

Potential Restrictions and Issues Relating to Information Held by Goldman Sachs

Goldman Sachs has established certain information barriers and other policies to address the sharing of information between different businesses within Goldman Sachs. As a result of information barriers, the Investment Adviser generally will not have access, or will have limited access, to information and personnel in other areas of Goldman Sachs, and generally will not be able to manage the Funds with the benefit of information held by such other areas. Such other areas, including without limitation, Goldman Sachs’ prime brokerage and administration businesses, will have broad access to detailed information that is not available to the Investment Adviser, including information in respect of markets and investments, which, if known to the Investment Adviser, might cause the Investment Adviser to seek to dispose of, retain or increase interests in investments held by the Funds or acquire certain positions on behalf of the Funds, or take other actions. Goldman Sachs will be under no obligation or fiduciary or other duty to make any such information available to the Investment Adviser or personnel of the Investment Adviser involved in decision-making for the Funds. In addition, Goldman Sachs will not have any obligation to make available any information regarding its trading activities, strategies or views, or the activities, strategies or views used for other Accounts, for the benefit of the Funds. Different portfolio management teams within the Investment Adviser may make decisions based on information or take (or refrain from taking) actions with respect to Accounts they advise in a manner that may be adverse to the Funds. Such teams may not share information with the Funds’ portfolio management teams, including as a result of certain information barriers and other policies, and will not have any obligation to do so.

Valuation of the Fund’s Investments

The Investment Adviser, while not the primary valuation agent of the Funds, performs certain valuation services related to securities and assets in the Funds. The Investment Adviser values securities and assets in the Funds according to its valuation policies. The Investment Adviser may value an identical asset differently than another division or unit within Goldman Sachs values the asset, including because such other division or unit has information regarding valuation techniques and models or other information that it does not share with the Investment Adviser. This is particularly the case in respect of difficult-to-value assets. The Investment Adviser may also value an identical asset differently in different Accounts (e.g., because different Accounts are subject to different valuation guidelines pursuant to their respective governing agreements, different third party vendors are hired to perform valuation functions for the Accounts or the Accounts are managed or advised by different portfolio management teams within the Investment Adviser). The Investment Adviser may face a conflict with respect to such valuations as they affect the Investment Adviser’s compensation.

Goldman Sachs’ and the Investment Adviser’s Activities on Behalf of Other Accounts

Goldman Sachs engages in various activities in the global financial markets. Goldman Sachs, acting in various capacities (including investment banker, market maker, investor, broker, advisor and research provider), may take actions or advise on transactions in respect of Accounts (including the Funds) or companies or affiliated or unaffiliated investment funds in which one or more Funds have an interest that may have potential adverse effects on the Funds.

The Investment Adviser provides advisory services to the Funds. The Investment Adviser’s decisions and actions on behalf of the Funds may differ from those on behalf of other Accounts. Advice given to, or investment or voting decisions made for, one or more Accounts may compete with, affect, differ from, conflict with, or involve timing different from, advice given to or investment decisions made for the Funds.

Goldman Sachs (including the Investment Adviser), the clients it advises, and its personnel have interests in and advise Accounts that have investment objectives or portfolios similar to or opposed to those of the Funds, and/or which engage in and compete for transactions in the same types of securities and other instruments as the Funds. Transactions by such Accounts may involve the same or related securities or other instruments as those in which the Funds invest, and may negatively affect the Funds or the prices or terms at which the Funds’ transactions may be effected. For example, Accounts may engage in a strategy while the Funds are undertaking the same or a differing strategy, any of which could directly or indirectly disadvantage the Funds. The Funds on one hand and Goldman Sachs or Accounts on the other hand may also vote differently on or take or refrain from taking different actions with respect to the same security, which may be disadvantageous to the Funds. Goldman Sachs or Accounts, on the one hand, and a Fund, on the other hand, may also invest in or extend credit to different classes of securities or different parts of the capital structure of the same issuer and as a result Goldman Sachs or Accounts may take actions that adversely affect the Fund. In addition, Goldman Sachs (including the Investment Adviser) may advise Accounts with respect to different parts of the capital structure of the same issuer, or classes of securities that are subordinate or senior to securities, in which a Fund invests. As a result, Goldman Sachs may pursue or enforce rights or activities, or refrain from pursuing or enforcing rights or activities, on behalf of Accounts with respect to a particular issuer in which one or more Funds have invested. The Funds could sustain losses during periods in which Goldman Sachs and other Accounts achieve profits. The negative effects described above may be more pronounced in connection with transactions in, or the Funds’ use of, small capitalization, emerging market, distressed or less liquid strategies.

Goldman Sachs (including the Investment Adviser) and its personnel may advise on transactions, make investment decisions or recommendations, provide differing investment views or have views with respect to research or valuations that are inconsistent with, or adverse to, the interests and activities of the Funds. Similarly, the Investment Adviser’s investment teams may have differing investment views in respect of an issuer or a security, and the positions a Fund’s investment team takes in respect of the Fund may be inconsistent with, or adversely affected by, the interests and activities of the Accounts advised by other investment teams of the Investment Adviser. Research, analyses or viewpoints may be available to clients or potential clients at different times. Goldman Sachs will not have any obligation to make available to the Funds any research or analysis prior to its public dissemination. The Investment Adviser is responsible for making investment decisions on behalf of the Funds and such investment decisions can differ from investment decisions or recommendations by Goldman Sachs on behalf of other Accounts. Goldman Sachs, on behalf of one or more Accounts and in accordance with its management of such Accounts, may implement an investment decision or strategy ahead of, or contemporaneously with, or behind similar investment decisions or strategies made for the Funds. The relative timing for the implementation of investment decisions or strategies for Accounts, on the one hand, and the Funds, on the other hand, may disadvantage the Funds. Certain factors, for example, market impact, liquidity constraints, or other circumstances, could result in the Funds receiving less favorable trading results or incurring increased costs associated with implementing such investment decisions or strategies, or being otherwise disadvantaged.

Subject to applicable law, the Investment Adviser may cause the Funds to invest in securities, bank loans or other obligations of companies affiliated with or advised by Goldman Sachs or in which Goldman Sachs or Accounts have an equity, debt or other interest, or to engage in investment transactions that may result in other Accounts being relieved of obligations or otherwise divested of investments, which may enhance the profitability of Goldman Sachs’ or other Accounts’ investment in and activities with respect to such companies.

When the Investment Adviser wishes to place an order for different types of Accounts (including the Funds) for which aggregation is not practicable, the Investment Adviser may use a trade sequencing and rotation policy to determine which type of Account is to be traded first. Under this policy, each portfolio management team may determine the length of its trade rotation period and the sequencing schedule for different categories of clients within this period provided that the trading periods and these sequencing schedules are designed to be fair and equitable over time. The portfolio management teams currently base their trading periods and rotation schedules on the relative amounts of assets managed for different client categories (e.g., unconstrained client accounts, “wrap program” accounts, etc.) and, as a result, the Funds may trade behind other Accounts. Within a given trading period, the sequencing schedule establishes when and how frequently a given client category will trade first in the order of rotation. The Investment Adviser may deviate from the predetermined sequencing schedule under certain circumstances, and the Investment Adviser’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice to clients.

Investments in Goldman Sachs Funds

To the extent permitted by applicable law, the Funds may invest in money market and other funds sponsored, managed or advised by Goldman Sachs. In connection with any such investments, a Fund, to the extent permitted by the Act, will pay all advisory, administrative or Rule 12b-1 fees applicable to the investment, and fees to the Investment Adviser in its capacity as manager of the Funds will not be reduced thereby (i.e., there could be “double fees” involved in making any such investment because Goldman Sachs could receive fees with respect to both the management of the Funds and such money market fund). In such circumstances, as well as in all other circumstances in which Goldman Sachs receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to the Funds will be required.

Goldman Sachs May In-Source or Outsource

Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Distributions of Assets Other Than Cash

With respect to redemptions from the Funds, the Funds may, in certain circumstances, have discretion to decide whether to permit or limit redemptions and whether to make distributions in connection with redemptions in the form of securities or other assets, and in such case, the composition of such distributions. In making such decisions, the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities with respect to redeeming investors and remaining investors.

Goldman Sachs May Act in a Capacity Other Than Investment Adviser to the Funds

Principal and Cross Transactions

When permitted by applicable law and the Investment Adviser’s policies, the Investment Adviser, acting on behalf of the Funds, may enter into transactions in securities and other instruments with or through Goldman Sachs or in Accounts managed by the Investment Adviser, and may cause the Funds to engage in transactions in which the Investment Adviser acts as principal on its own behalf (principal transactions), advises both sides of a transaction (cross transactions) and acts as broker for, and receives a commission from, the Funds on one side of a transaction and a brokerage account on the other side of the transaction (agency cross transactions). There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Funds. Goldman Sachs may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions, and has developed policies and procedures in relation to such transactions and conflicts. Any principal, cross or agency cross transactions will be effected in accordance with fiduciary requirements and applicable law.

Goldman Sachs May Act in Multiple Commercial Capacities

To the extent permitted by applicable law, Goldman Sachs may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Funds or issuers of securities held by the Funds. Goldman Sachs may be entitled to compensation in connection with the provision of such services, and the Funds will not be entitled to any such compensation. Goldman Sachs will have an interest in obtaining fees and other compensation in connection with such services that are favorable to Goldman Sachs, and in connection with providing such services may take commercial steps in its own interests, or may advise the parties to which it is providing services to take actions or engage in transactions, that negatively affect the Funds. For example, Goldman Sachs may advise a company to make changes to its capital structure the result of which would be a reduction in the value or priority of a security held by one or more Funds. Actions taken or advised to be taken by Goldman Sachs in connection with other types of transactions may also result in adverse consequences for the Fund. In addition, due to its access to and knowledge of funds, markets and securities based on its other businesses, Goldman Sachs may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held directly or indirectly by the Funds in a manner that may be adverse to the Funds. Goldman Sachs may also provide various services to the Funds or to issuers of securities in which the Funds invest, which may result in fees, compensation and remuneration as well as other benefits to Goldman Sachs, enhance Goldman Sachs’ relationships with various parties, facilitate additional business development and enable Goldman Sachs to obtain additional business and generate additional revenue.

To the extent permitted by applicable law, Goldman Sachs (including the Investment Adviser) may create, write, sell, issue, invest in or act as placement agent or distributor of derivative instruments related to the Funds, or with respect to underlying securities or assets of the Funds, or which may be otherwise based on or seek to replicate or hedge the performance of the Funds. Such derivative transactions, and any associated hedging activity, may differ from and be adverse to the interests of the Funds.

Goldman Sachs may make loans to shareholders or enter into similar transactions that are secured by a pledge of, or mortgage over, a shareholder’s Fund shares, which would provide Goldman Sachs with the right to redeem such Fund shares in the event that such shareholder defaults on its obligations. These transactions and related redemptions may be significant and may be made without notice to the shareholders.

Goldman Sachs may make loans to clients or enter into asset-based or other credit facilities or similar transactions with clients that are secured by a client’s assets or interests other than Fund shares. In connection with its rights as lender, Goldman Sachs may take actions that adversely affect the borrower. The borrower’s actions may in turn adversely affect the Funds (e.g., if the borrower rapidly liquidates a large position in a security that is held by one or more Funds, the value of such security may decline and the value of the Funds may in turn decline in value or may be unable to liquidate their positions in such security at an advantageous price).

Code of Ethics and Personal Trading

Each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and distributor, has adopted a Code of Ethics (the “Code of Ethics”) in compliance with Section 17(j) of the Act designed to provide that personnel of the Investment Adviser, and certain additional Goldman Sachs personnel who support the Investment Adviser, comply with applicable federal securities laws and place the interests of clients first in conducting personal securities transactions. The Code of Ethics imposes certain restrictions on securities transactions in the personal accounts of covered persons to help avoid conflicts of interest. Subject to the limitations of the Code of Ethics, covered persons may buy and sell securities or other investments for their personal accounts, including investments in the Funds, and may also take positions that are the same as, different from, or made at different times than, positions taken by the Funds. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov. Additionally, all Goldman Sachs personnel, including personnel of the Investment Adviser, are subject to firm-wide policies and procedures regarding confidential and proprietary information, information barriers, private investments, outside business activities and personal trading.

Proxy Voting by the Investment Adviser

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, proxy voting decisions made by the Investment Adviser in respect of securities held by the Funds may benefit the interests of Goldman Sachs and/or Accounts other than the Funds. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “PROXY VOTING.”

Potential Limitations and Restrictions on Investment Opportunities and Activities of Goldman Sachs and the Funds

The Investment Adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including as a result of applicable regulatory requirements, information held by Goldman Sachs, Goldman Sachs’ internal policies and/or potential reputational risk in connection with Accounts (including the Funds). As a result, the Investment Adviser might not engage in transactions for one or more Funds in consideration of Goldman Sachs’ activities outside the Funds (e.g., the Investment Adviser may refrain from making investments for the Funds that would cause Goldman Sachs to exceed position limits or cause Goldman Sachs to have additional disclosure obligations and may limit purchases or sales of securities in respect of which Goldman Sachs is engaged in an underwriting or other distribution). The Investment Adviser may also reduce a Fund’s interest in an investment opportunity that has limited availability so that other Accounts that pursue similar investment strategies may be able to acquire an interest in the investment opportunity. In addition, the Investment Adviser is not permitted to obtain or use material non-public information in effecting purchases and sales in public securities transactions for the Funds. The Investment Adviser may also limit an activity or transaction engaged in by the Funds, and may limit its exercise of rights on behalf of the Funds for reputational or other reasons, including where Goldman Sachs is providing (or may provide) advice or services to an entity involved in such activity or transaction, where Goldman Sachs or an Account is or may be engaged in the same or a related transaction to that being considered on behalf of the Funds, where Goldman Sachs or an Account has an interest in an entity involved in such activity or transaction, or where such activity or transaction or the exercise of such rights on behalf of or in respect of the Funds could affect Goldman Sachs, the Investment Adviser or their activities. The Investment Adviser may restrict its investment decisions and activities on behalf of one or more Funds and not on behalf of other Accounts.

Brokerage Transactions

The Investment Adviser may select broker-dealers (including affiliates of the Investment Adviser) that furnish the Investment Adviser, the Funds, their affiliates and other Goldman Sachs personnel with proprietary or third party brokerage and research services (collectively, “brokerage and research services”) that provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process. As a result, the Investment Adviser may pay for such brokerage and research services with “soft” or commission dollars.

Brokerage and research services may be used to service the Funds and any or all other Accounts, including Accounts that do not pay commissions to the broker-dealer relating to the brokerage and research service arrangements. As a result, brokerage and research services (including soft dollar benefits) may disproportionately benefit other Accounts relative to the Funds based on the relative amount of commissions paid by the Funds. The Investment Adviser does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular Account or group of Accounts.

Aggregation of Trades by the Investment Adviser

The Investment Adviser follows policies and procedures pursuant to which it may combine or aggregate purchase or sale orders for the same security for multiple Accounts (including Accounts in which Goldman Sachs has an interest) (sometimes called “bunching”), so that the orders can be executed at the same time. The Investment Adviser aggregates orders when the Investment Adviser considers doing so appropriate and in the interests of its clients generally. In addition, under certain circumstances trades for the Funds may be aggregated with Accounts that contain Goldman Sachs assets.

When a bunched order is completely filled, the Investment Adviser generally will allocate the securities purchased or proceeds of sale pro rata among the participating Accounts, based on the purchase or sale order. If an order is filled at several different prices, through multiple trades (whether at a particular broker-dealer or among multiple broker-dealers), generally all participating Accounts will receive the average price and pay the average commission, however, this may not always be the case (due to, e.g., odd lots, rounding, market practice or constraints applicable to particular Accounts).

Although it may do so in certain circumstances, the Investment Adviser generally does not bunch or aggregate orders for different Funds, or net buy and sell orders for the same Fund, if portfolio management decisions relating to the orders are made by separate portfolio management teams, if bunching, aggregating or netting is not appropriate or practicable from the Investment Adviser’s operational or other perspective, or if doing so would not be appropriate in light of applicable regulatory considerations. The Investment Adviser may be able to negotiate a better price and lower commission rate on aggregated trades than on trades for Funds that are not aggregated, and incur lower transaction costs on netted trades than trades that are not netted. Where transactions for a Fund are not aggregated with other orders, or not netted against orders for the Fund, the Fund may not benefit from a better price and lower commission rate or lower transaction cost.

PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. Orders have been granted by the SEC under the Act which permit the Funds to deal with Goldman Sachs in transactions in certain securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemptive relief.

Under the Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under the Act.

The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust’s assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs’ active role in the underwriting of debt securities, a Fund’s ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same Investment Adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

As of August 31, 2013, the following Funds held the following amounts of securities of their regular broker-dealers or their parents ($ in thousands):

Fund	Broker-Dealer	Amount
Prime Obligations Fund	JP Morgan Chase	$550,000
	Wells Fargo	$330,000
	State Street Corp.	$500,000
Money Market Fund	Citigroup, Inc.	$400,000
	JP Morgan Chase	$422,000
	Deutsche Bank Securities, Inc.	$545,000
	Wells Fargo	$150,000
	Credit Agricole Securities (USA) Inc.	$550,000

NET ASSET VALUE

In accordance with procedures adopted by the Trustees, the net asset value per share of each Fund (except for Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, and Government Fund) is determined by the Funds’ custodian on each Business Day as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) or such other times as the New York Stock Exchange or NASDAQ market may officially close. In the case of the Money Market Fund, Prime Obligations Fund, Government Fund and Treasury Obligations Fund, net asset value is determined normally, but not always, at 5:00 p.m. New York time on each Business Day. Shares may also be priced throughout the day by the accounting agent. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Thanksgiving Day and Christmas Day. Fund shares may be priced on days when the New York Stock Exchange is closed if the Bond Market Association recommends that the bond markets remain open for all or part of the day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a net asset value other than the Fund’s official closing net asset value that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders based on the official closing net asset value. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

Each Fund’s securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board of Trustees has determined to be in the best interest of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (i) to reduce or increase the number of shares outstanding on a pro rata basis, and (ii) to offset each shareholder’s pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund’s shares.

In order to continue to use the amortized cost method of valuation for each Fund’s investments, the Fund must comply with Rule 2a-7. See “INVESTMENT RESTRICTIONS.”

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be identified on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to the Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, the share classes within each Fund will be subject to different expense structures (see “SHARES OF THE TRUST”).

Errors and Corrective Actions

The Investment Adviser will report to the Board of Trustees any material breaches of investment objective, policies or restrictions and any material errors in the calculation of the NAV of a Fund or the processing of purchases and redemptions. Depending on the nature and size of an error, corrective action may or may not be required. Corrective action may involve a prospective correction of the NAV only, correction of any erroneous NAV and compensation to a Fund, or correction of any erroneous NAV, compensation to a Fund and reprocessing of individual shareholder transactions. The Trust’s policies on errors and corrective action limit or restrict when corrective action will be taken or when compensation to a Fund or its shareholders will be paid, and not all mistakes will result in compensable errors. As a result, neither a Fund nor its shareholders who purchase or redeem shares during periods in which errors accrue or occur may be compensated in connection with the resolution of an error. Shareholders will generally not be notified of the occurrence of a compensable error or the resolution thereof absent unusual circumstances.

REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists which makes the disposal of securities owned by a Fund or the determination of the fair value of the Fund’s net assets not reasonably practicable; or (iii) as the SEC may by order permit for the protection of the shareholders of the Trust.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right, in its sole discretion, to pay redemptions by a distribution in kind of securities (instead of cash) if (i) the redemption exceeds the lesser of $250,000 or 1% of the net asset value of the Fund at the time of redemption; or (ii) with respect to lesser redemption amounts, the redeeming shareholder requests in writing a distribution in-kind of securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s net asset value per share. See “NET ASSET VALUE.” If a shareholder receives a distribution in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

A FST shareholder of any Fund may elect to have a special account with BNYM for the purpose of redeeming shares from its account in that Fund by check. When BNYM receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to BNYM for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder’s account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or shareholders in general. The Trust and BNYM reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.

SHARES OF THE TRUST

Each Fund is a series of Goldman Sachs Trust, a Delaware statutory trust, established by an Agreement and Declaration of Trust dated January 28, 1997. The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. The Act requires that where more than one class or series of shares exists each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series. As of December 27, 2013, the Trustees have authorized the issuance of nine classes of shares of each of the Funds (except for Tax-Exempt California and Tax-Exempt New York Funds): FST Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares and Resource Shares. As of December 27, 2013, the Trustees have authorized the issuance of up to four classes of shares of each of the Tax-Exempt California and Tax-Exempt New York Funds: FST Shares, Administration Shares, Service Shares and Cash Management Shares. In addition, the Trustees have authorized a tenth and eleventh class of shares, Class B Shares (subject to the limitations described herein) and Class C Shares, with respect to the Prime Obligations Fund. Additional series and classes may be added in the future.

Each FST Share, Service Share, Administration Share, Preferred Share, Select Share, Capital Share, Cash Management Share, Premier Share, Resource Share, Class B Share and Class C Share of a Fund represents an equal proportionate interest in the assets belonging to that class. It is contemplated that most shares (other than Class B or Class C Shares) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. Class B and Class C Shares generally are only issued upon exchange from Class B or Class C Shares, respectively, of other series of the Goldman Sachs mutual funds. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution’s investors.

Administration Shares may be purchased for accounts held in the name of an investor or an institution that provides certain shareholder administration services as described below to its customers who beneficially own Administration Shares. Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to 0.15% (for the Tax-Exempt California and Tax-Exempt New York Funds) and 0.25% (for all other Funds) of the average daily net assets of such shares.

Service Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration and personal and account maintenance services to its customers who beneficially own Service Shares. Service Shares of a Fund bear the cost of service fees at the annual rate of up to 0.25% and shareholder administration fees at the annual rates of up to 0.15% (for the Tax-Exempt California and Tax-Exempt New York Funds) and 0.25% (for all other Funds), respectively, of the average daily net assets of such shares.

Preferred Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Preferred Shares. Preferred Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares of the particular Fund involved.

Select Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Select Shares. Select Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.03% of the average daily net assets of such shares.

Capital Shares may be purchased for accounts held in the name of an institution that provides certain shareholder administration services to its customers who beneficially own Capital Shares. Capital Shares of a Fund bear the cost of administration fees at an annual rate of up to 0.15% of the average daily net assets of such shares.

Class B Shares of the Prime Obligations Fund may be subject to a contingent deferred sales charge (“CDSC”) of up to 5.0%, depending on the date on which the original shares subject to the CDSC were acquired (and the CDSC schedule applicable to those original shares). Class C Shares of the Prime Obligations Fund may be subject to a CDSC of 1.0% during the first 12 months, measured from the time the original shares subject to the CDSC were purchased. Class B (subject to the limitations described herein) and Class C Shares are sold primarily through brokers and dealers who are members of the Financial Industry Regulatory Authority (“FINRA”) and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B and Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B and Class C Shares. Class B and Class C Shares also bear the cost of service fees at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Fund attributable to Class B and Class C Shares.

The Prime Obligations Fund’s Class B Shares may no longer be purchased by new shareholders, except as discussed below. However, shareholders invested in Class B Shares of other Goldman Sachs Funds may exchange these Shares for Class B Shares of the Prime Obligations Fund. Shareholders invested in Class B Shares of the Prime Obligations Fund may continue to hold their Class B Shares until they convert automatically to Service Shares, as described in the Prime Obligations Fund’s Class B Shares Prospectus. Class B shareholders may also continue to reinvest dividends and capital gains into their accounts. Class B shareholders may continue to exchange their Shares for shares of certain other Goldman Sachs Funds. Otherwise, additional purchase requests for the Prime Obligations Fund’s Class B Shares will be rejected.

Cash Management Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own Cash Management Shares. Cash Management Shares bear the cost of administration and service fees at an annual rate of up to 0.50% of the average daily net assets of the Fund attributable to such shares. Cash Management Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.50% (for the Tax-Exempt California and Tax-Exempt New York Funds) and 0.30% (for all other Funds) of the average daily net assets attributable to Cash Management Shares.

Premier Shares may be purchased for accounts held in the name of an investor or an institution that provides certain personal and account maintenance services and administration services to its customers who beneficially own Premier Shares. Premier Shares bear the cost of service fees and administration fees at the annual rates of up to 0.10% and 0.25%, respectively, of the average daily net assets of such shares.

Resource Shares may be purchased for accounts held in the name of an institution that provides certain administration services and personal and account maintenance services to its customers who beneficially own Resource Shares. Resource Shares of a Fund bear the cost of service fees and administration fees at the annual rate of up to 0.50% of the average daily net assets of such shares. Resource Shares also bear the cost of distribution (Rule 12b-1) fees at a maximum annual rate of 0.15% of the average daily net assets attributable to Resource Shares.

In addition, each class of shares bears its own transfer agency expenses.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of the same Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the fact that the respective transfer agency and Plan fees relating to a particular class will be borne exclusively by that class. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

In the event a Fund is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of shares of the Fund. Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares, Resource Shares, Class B Shares and Class C Shares of the Funds each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged for shares of another Goldman Sachs Fund. Except as described above, the classes of shares are identical.

Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

When issued for the consideration described in the Funds’ Prospectuses, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain custodian, transfer agency, servicing or similar charges by setting off the same against declared but unpaid dividends or by reducing share ownership (or by both means). In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem Shares for any reason under terms set by the Trustees.

In the interest of economy and convenience, the Trust does not issue certificates representing the Funds’ shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.

The Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.

The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such Fund, such class or their shareholders. The Trustees may consider such factors as they in their sole discretion deem appropriate in making such determination, including (i) the inability of the Trust or any respective series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

The Declaration of Trust authorizes the Trustees, without shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a “master-feeder” structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.

The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.

The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Fund Trustees”). Fund Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. To the extent provided by the Trustees in the appointment of the Fund Trustees, the Fund Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such series or class, but may have no power or authority with respect to any other series or class.

Shareholder and Trustee Liability

Under Delaware law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund of the Trust. The Declaration of Trust provides for indemnification by the relevant Fund for all loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.

In addition to the requirements set forth under Delaware law, the Declaration of Trust provides that shareholders of a Fund may bring a derivative action on behalf of the Fund only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Fund, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Fund for the expense of any such investment advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Minimum Investments in the Funds

For information about minimum investment requirements for the Funds and their share classes, please see the Prospectuses. The minimum initial investment requirements for all share classes will be waived for any intermediaries (and their current and future investor clients) that held shares of any of the Trust’s Institutional Liquid Assets Portfolios as of March 1, 2010.

TAXATION

The following is only a summary of certain additional U.S. federal income, and certain state and local, tax considerations affecting the Funds and the purchase, ownership and disposition of shares in each Fund that are not described in the Prospectuses. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund in light of their particular tax situations. The summary is based on the laws in effect on December 27, 2013, which are subject to change.

Fund Taxation

Each Fund is treated as a separate entity for tax purposes. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, without any deduction for dividends paid, its net tax-exempt interest (if any) may be subject to the alternative minimum tax, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

There are certain tax requirements that each Fund must satisfy if it is to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that a Fund (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies (the “90% gross income test”); and (ii) diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations for U.S. federal income tax purposes will generally have the same character for the Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in any such entities that earn fee income, rental income, or other non-qualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund’s portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.

If a Fund complies with the foregoing provisions, then in any taxable year in which the Fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. If, instead, a Fund retains any investment company taxable income or “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. Because there are some uncertainties regarding the computation of the amounts deemed distributed to Fund shareholders for these purposes – including, in particular, uncertainties regarding the portion, if any, of amounts paid in redemption of Fund shares that should be treated as such distributions – there can be no assurance that each Fund will avoid corporate-level tax in each year.

Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain and any net tax-exempt interest.

If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (1) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of that undistributed amount, and (2) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of net capital gain.

In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98.2% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for all previous years that were not distributed for those years and on which the Fund paid no federal income tax. Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the loss. Capital loss carryforwards arising in taxable years of each Fund beginning after December 22, 2010 are generally able to be carried forward indefinitely. As of August 31, 2012, none of the Funds had capital loss carryforwards.

A Fund’s investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will in many cases cause it to realize income or gain before the receipt of cash payments with respect to these securities or contracts. For a Fund to obtain cash to enable the Fund to distribute any such income or gain, to maintain its qualification as a regulated investment company and to avoid federal income and excise taxes, the Fund may be required to liquidate portfolio investments sooner than it might otherwise have done.

Taxable U.S. Shareholders – Distributions

Tax Exempt Funds. Each of Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Financial Square Tax-Exempt California Fund and Goldman Sachs Financial Square Tax-Exempt New York Fund (together, the “Tax Exempt Funds”) expects to qualify to pay “exempt-interest dividends,” as defined in the Code. To qualify to pay exempt-interest dividends, the applicable Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in Municipal Securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing Municipal Securities, each Tax Exempt Fund intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. A Tax Exempt Fund will not undertake independent investigations concerning the tax exempt status of such obligations, nor does it guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Tax Exempt Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax exempt obligations and the value of a Tax Exempt Fund’s portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar, future legislation. If a Tax Exempt Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on Municipal Securities and designated by the Fund as exempt-interest dividends in a written notice to its shareholders after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. Exempt-interest dividends a Tax Exempt Fund receives from other regulated investment companies, including exempt-interest dividends on auction rate preferred securities of such companies held by a Fund, are treated as interest on Municipal Securities and may be distributed by a Tax Exempt Fund as exempt-interest dividends. The recipient of tax exempt income is required to report such income on his or her federal income tax return. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of a Tax Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.

Although all or a substantial portion of the dividends paid by a Tax Exempt Fund may be excluded by shareholders of such Fund from their gross income for federal income tax purposes, each Tax Exempt Fund may purchase private activity bonds, the interest from which (including a Fund’s distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from a Tax Exempt Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder’s liability, if any, for corporate alternative minimum tax, and will be taken into account in determining the extent to which a shareholder’s Social Security or certain railroad retirement benefits are taxable.

The Tax Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax exempt income irrespective of fluctuations in principal. Shares of the Tax Exempt Funds would not be suitable for tax exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such institutions, plans and accounts are generally tax exempt and, therefore, would not gain any additional benefit from the Funds’ dividends being tax exempt. The same is generally true for non-U.S. persons, because they are generally exempt from U.S. tax on interest income. In addition, the Tax Exempt Funds may not be an appropriate investment for persons or entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders. A shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a “substantial user” under Section 147(a)(1) with respect to some or all of the tax exempt obligations held by a Tax Exempt Fund.

All Funds. Distributions from investment company taxable income, whether reinvested in additional shares or paid in cash, as defined above, are generally taxable to shareholders who are subject to tax as ordinary income whether paid in cash or reinvested in additional shares. However, under current law, distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate (described below), as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. Distributions from the Funds generally will not qualify for taxation at the lower rate because the Funds generally will be earning interest rather than dividend income. Taxable distributions include distributions from any Fund, including the Tax Exempt Funds, that are attributable to (i) taxable income, including but not limited to dividends, taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate, currency, total return swaps, options on swaps, caps, floors and collars, and a portion of the discount from certain stripped tax exempt obligations or their coupons; or (ii) capital gains from the sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options, futures or certain forward contracts. Any portion of such taxable distributions that is attributable to a Fund’s net capital gain, as defined above, may be designated by the Fund as a “capital gain dividend,” taxable to shareholders as long-term capital gain whether received in cash or additional shares and regardless of the length of time their shares of a Fund have been held. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

It is expected that distributions made by the Funds will ordinarily not qualify for the dividends-received deduction for corporations because qualifying distributions may be made only from a Fund’s dividend income that it receives from stock in U.S. domestic corporations. The Funds do not intend to purchase stock of domestic corporations, distributions from which may in rare cases qualify as dividends for this purpose. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder’s shares and may give rise to or increase its liability for federal corporate alternative minimum tax.

Distributions in excess of a Fund’s current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder’s basis in his or her shares and, after the shareholder’s basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his or her shares as capital assets.

Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash that they would have received had they elected to receive cash and will have a cost basis in the shares received equal to such amount.

After the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends, if any, that qualifies as tax exempt or as capital gain, the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax and the foreign tax credits, if any, associated with such dividends. Shareholders who have not held shares of a Tax Exempt Fund for such Fund’s full taxable year may have designated as tax exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of tax exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.

All distributions, whether received in shares or in cash, as well as redemptions and exchanges, must be reported by each shareholder who is required to file a U.S. federal income tax return.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Taxable U.S. Shareholders—Sale of Shares

When a shareholder’s shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing that tax basis, a shareholder should generally retain its account statements for the period that it holds shares.) If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder’s holding period is more than one year and short-term otherwise, subject to the rules below. Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion.

Certain special tax rules may apply to a shareholder’s capital gains or losses on Fund shares. If a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of the Fund will generally not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, on or before January 31 of the calendar year following the calendar year in which the original stock is disposed of without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly acquired shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Information Reporting and Backup Withholding

Each Fund will be required to report to the IRS all taxable distributions, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., certain corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the current specified rate of 28% in the case of exempt recipients that fail to certify to the Funds that they are not subject to withholding, non-exempt shareholders who fail to furnish the Funds with their correct taxpayer identification number (“TIN”) and with certain required certifications or if the IRS or a broker notifies the Funds that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from a Tax Exempt Fund will not be subject to backup withholding if the applicable Fund reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. If a shareholder does not have a TIN, it should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments relating to a shareholder’s account while it is awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. Shareholders

The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law.

Except as discussed below, distributions to shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the distributions are effectively connected with a U.S. trade or business of the shareholder; but distributions of net capital gain including amounts retained by a Fund which are designated as undistributed capital gains, to such a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder’s trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder’s trade or business in the United States, or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met.

For distributions attributable to taxable years of the Government Fund, Federal Fund, Treasury Obligations Fund and Treasury Instruments Fund beginning before September 1, 2014 (unless extended further by Congress), nonresident aliens, foreign corporations and other foreign investors in one of those Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to certain capital gain distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. Distributions of interest income and short-term capital gains by the Money Market Fund and Prime Obligations Fund are generally subject to U.S. tax withholding of 30% (or lower applicable treaty rate).

Effective July 1, 2014, the Funds will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and (effective January 1, 2017) redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

Non-U.S. shareholders of a Fund may be subject to U.S. estate tax with respect to their shares. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

A Fund may be subject to state or local taxes in jurisdictions in which it is deemed to be doing business. In addition, in those states or localities that impose income taxes, the treatment of a Fund and its shareholders under those jurisdictions’ tax laws may differ from their treatment under federal income tax laws, and an investment in the Fund may have tax consequences for shareholders that are different from those of a direct investment in the Fund’s securities. Shareholders should consult their own tax advisers concerning these matters. For example, it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangible property tax consequences of investments by the Fund in securities issued by the particular state or the U.S. government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. government obligations and/or (ii) exempt from intangible property tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations. See also the discussion below of these applicable provisions in California and New York.

California State Taxation. The following discussion of California tax law assumes that the Tax-Exempt California Fund will be qualified as a regulated investment company under Subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends. The Tax-Exempt California Fund intends to qualify for each taxable year under California law to pay “exempt-interest dividends” which will be exempt from the California personal income tax.

Individual shareholders of the Tax-Exempt California Fund who reside in California will not be subject to California personal income tax on distributions received from the Fund to the extent such distributions are exempt-interest dividends attributable to interest on obligations the interest on which is exempt from California personal income tax provided that the Fund satisfies the requirement of California law that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in such obligations and properly designates such exempt-interest dividends under California law.

Distributions from the Tax-Exempt California Fund which are attributable to sources other than those described in the preceding sentence will generally be taxable to such shareholders as ordinary income. Moreover, California legislation which generally incorporates Subchapter M of the Code provides that capital gain dividends may be treated as long-term capital gains. Such gains are currently subject to personal income tax at ordinary income tax rates. Distributions other than exempt-interest dividends are includible in income subject to the California alternative minimum tax.

Distributions from the Tax-Exempt California Fund will generally not be excluded from taxable income in determining California corporate franchise taxes for corporate shareholders and will be treated as ordinary dividend income for such purposes. In addition, such distributions may be includible in income subject to the alternative minimum tax.

Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Tax-Exempt California Fund generally will not be deductible for California personal income tax purposes.

New York City and State Taxation. Individual shareholders who are residents of New York State will be able to exclude for New York State personal income tax purposes the portion of any Tax-Exempt New York Fund dividend that is properly designated as an exempt-interest dividend and that is derived from interest on obligations of New York State or its political subdivisions or on obligations of a possession or territory of the United States. Exempt-interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the Fund is invested at the close of each quarter of its taxable year in state and local government obligations the interest on which is excluded from gross income for federal income tax purposes. Individual shareholders who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Exempt New York Fund is not deductible for New York State or New York City personal income tax purposes. Distributions from the Tax-Exempt New York Fund that are attributable to sources other than those described in this paragraph will generally be taxable to such shareholders as ordinary income.

Long-term capital gains, if any, that are distributed by the Tax-Exempt New York Fund and are properly designated as capital gain dividends will be treated as capital gains for New York State and New York City personal income tax purposes in the hands of New York State and New York City residents.

FINANCIAL STATEMENTS

The audited financial statements and related report of PricewaterhouseCoopers LLP, independent registered public accounting firm, contained in the 2013 Annual Report for the Funds are incorporated by reference herein. The financial statements in the Annual Report for these Funds have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. No other portions of the Funds’ Annual Report are incorporated herein by reference. A copy of the Annual Report may be obtained upon request and without charge by writing Goldman Sachs, P.O. Box 06050, Chicago, Illinois 60606-6300 or by calling Goldman Sachs, at the telephone number on the back cover of each Fund’s Prospectuses.

PROXY VOTING

The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to the Investment Adviser. For client accounts for which the Investment Adviser has voting discretion, the Investment Adviser has adopted policies and procedures (the “Proxy Voting Policy”) for the voting of proxies. Under the Proxy Voting Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. Attached as Appendix B is a summary of the Guidelines. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”), currently Institutional Shareholder Services, to assist in the implementation and administration of certain proxy voting-related functions including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

GSAM conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

From time to time, the Investment Adviser may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts, which can affect the Investment Adviser’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that the Investment Adviser can hold for clients and the nature of the Investment Adviser’s voting in such securities. The Investment Adviser’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that the Investment Adviser makes on behalf of a client account. These policies and procedures include the Investment Adviser’s use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of benefitting the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the Funds’ website at www.gsamfunds.com and on the SEC’s website at www.sec.gov.

PAYMENTS TO INTERMEDIARIES

The Investment Adviser, Distributor and/or their affiliates may make payments to Intermediaries from time to time to promote the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets (which may come directly or indirectly from fees paid by the Funds), are not an additional charge to the Funds or their shareholders, and do not change the price paid by investors for the purchase of a Fund’s shares or the amount a Fund receives as proceeds from such purchases. Although paid by the Investment Advisor, Distributor, and/or their affiliates, the Additional Payments are in addition to the distribution and service fees paid by the Funds to the Intermediaries as described in the Funds’ Prospectuses and this SAI, and are also in addition to the sales commissions payable to Intermediaries as set forth in the Prospectuses. For purposes of this “PAYMENTS TO INTERMEDIARIES” section, “Funds” shall mean, collectively, the Funds and any of the other Goldman Sachs Funds.

The Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Funds; marketing support fees for providing assistance in promoting the sale of Fund shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. These Additional Payments may exceed amounts earned on these assets by the Investment Adviser, Distributor and/or their affiliates for the performance of these or similar services. The Additional Payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The Additional Payments are negotiated with each Intermediary based on a range of factors, including but not limited to the Intermediary’s ability to attract and retain assets (including particular classes of Fund shares), target markets, customer relationships, quality of service and industry reputation. Although the individual components may be higher or lower and the total amount of Additional Payments made to any Intermediary in any given year will vary, the amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements), on average, is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through an Intermediary.

These Additional Payments may be significant to certain Intermediaries, and may be an important factor in an Intermediary’s willingness to support the sale of the Funds through its distribution system.

The Investment Adviser, Distributor and/or their affiliates may be motivated to make Additional Payments since they promote the sale of Fund shares to clients of Intermediaries and the retention of those investments by those clients. To the extent Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Investment Adviser and Distributor benefit from the incremental management and other fees paid by the Funds with respect to those assets.

In addition, certain Intermediaries may have access to certain research and investment services from the Investment Adviser, Distributor and/or their affiliates. Such research and investment services (“Additional Services”) may include research reports, economic analysis, portfolio analysis tools, business planning services, certain marketing and investor education materials and strategic asset allocation modeling. The Intermediary may not pay for these products or services. The cost of the Additional Services and the particular services provided may vary from Intermediary to Intermediary.

The Additional Payments made by the Investment Adviser, Distributor and/or their affiliates or the Additional Services received by an Intermediary may vary with respect to the type of fund (e.g., equity, fund, fixed income fund, specialty fund, asset allocation portfolio or money market fund) sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases.

The presence of these Additional Payments or Additional Services, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend funds, including the Funds, or other investments based, at least in part, on the level of compensation paid. Additionally, if one mutual fund sponsor makes greater distribution payments than another, an Intermediary may have an incentive to recommend one fund complex over another. Similarly, if an Intermediary receives more distribution assistance for one share class versus another, that Intermediary may have an incentive to recommend that share class. Because Intermediaries may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another, or one fund class over another. You should consider whether such incentives exist when evaluating any recommendations from an Intermediary to purchase or sell Shares of the Funds and when considering which share class is most appropriate for you.

For the year ended December 31, 2012, the Investment Adviser, Distributor and their affiliates made Additional Payments out of their own assets to approximately 152 Intermediaries, totaling approximately $99.8 million (excluding payments made through subtransfer agency and networking agreements and certain other types of payments described below), with respect to a Fund, Goldman Sachs Trust, all of the funds in an affiliated investment company, Goldman Sachs Variable Insurance Trust, and Goldman Sachs Credit Strategies Fund, an affiliated closed-end investment company. During the year ended December 31, 2012, the Investment Adviser, Distributor and/or their affiliates had contractual arrangements to make Additional Payments to the Intermediaries listed below (or their affiliates or successors), among others. This list will change over time, and any additions, modifications or deletions thereto that have occurred since December 31, 2012 are not reflected. Additional Intermediaries may receive payments in 2013 and in future years. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to Intermediaries not listed below.

ADP Broker Dealer, Inc.

American Enterprise Investment Services Inc.; Riversource Life Insurance Company; Riversource Life Insurance Company of New

York

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

Amalga Trust Company

Amalgamated Bank of Chicago

American National Trust and Investment Management Company (dba Old National Trust Company)

American United Life Insurance Company

Ameriprise Financial Services, Inc.

Ascensus, Inc.

Associated Trust Company, National Association; Associated Investment Services Inc.

AXA Equitable Life Insurance Company

Banc of America Securities, LLC

Bancorp South

Bank Hapoalim B.M.

Bank of New York

Bankers Trust

Barclays Capital Inc.

BB&T Capital Markets

BMO Nesbitt Burns (Harris)

BOSC, Inc.

Branch Banking & Trust Company

Brown Brothers Harriman & Co.

C.M. Life Insurance Company

Financial Network Investment Corporation

Multi Financial Securities Corporation

PrimeVest Financial Services

Charles Schwab & Co., Inc.

Chicago Mercantile Exchange, Inc.; CME Shareholder Servicing, LLC

Citibank N.A.

Citibank N.A. – Agency and Trust Department

Citigroup Private Bank at Citibank N.A.

Citizens Bank Wealth Management N.A.

Comerica Bank

Comerica Securities, Inc.

Commerce Bank

Commerce Bank N.A.

Commerce Trust Co.

Companion Life Insurance Company

Compass Bank

Computershare Trust Company, N.A.

Connecticut General Life Insurance Company

Daily Access Corporation

Dain Rauscher Inc.

Deutsche Bank Trust Company Americas

Diversified Investment Advisors

Dubuque Bank & Trust

Edward D. Jones & Co., L.P.

Farmers New World Life Insurance Co.

Federal Deposit Insurance Corporation

Fidelity Investments Institutional Operations Company, Inc

Fifth Third Bank; Fifth Third Securities

First National Bank of Omaha

First Trust Corporation

Fulton Bank N.A.

Fulton Financial Advisors, National Association

GE Life and Annuity Assurance Company

Genworth Financial Securities Corporation

Genworth Financial Trust Company

Greatbanc Trust Co.

Guardian Insurance and Annuity Company, Inc

GW Capital Management, LLC

GWFS Equities, Inc.

Harris Trust & Savings Bank

Hartford Life Insurance Company

Hartford Securities Distribution Company Inc.

Hewitt Associates LLC

Horace Mann Life Insurance Company

HSBC Bank USA

Hunt Dupree & Rhine

ICMA-RC Services, LLC

ING Institutional Plan Services, LLC; ING Investment Advisors, LLC

ING Life Insurance & Annuity Company; ING Financial Advisers, LLC; ING Institutional Plan Services, LLC

Invesmart, Inc.

J.P. Morgan Chase Bank

J.P. Morgan Chase Bank, N.A.

Jefferson Pilot Financial Insurance Company

J.P. Morgan Retirement Plan Services, LLC

J.P. Morgan Securities, Inc.

Kemper Investors Life Insurance Company

Key Bank Capital Markets

LaSalle Bank N.A.

Law Debenture Trust Company of New York

Lincoln Benefit Life Company

Lincoln National Life Insurance Company; Lincoln Life & Annuity Company of New York

Lincoln Retirement Services Company, LLC

LPL Financial Corporation

M&T Securities, Inc.

Marshall & Ilsley Trust Company N.A.

Massachusetts Mutual Life Insurance Company

McCready and Keen, Inc.

Mellon Bank N.A.

Mercer HR Services, LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Midland National Life Insurance Company

Minnesota Life Insurance Company

Morgan Keegan and Company, Inc.

Morgan Stanley Smith Barney LLC

MSCS Financial Services

National Financial Services LLC; Fidelity Brokerage Services LLC

National Security Life and Annuity Company

Nationwide Financial Services, Inc.

Newport Retirement Services, Inc.

NYLife Distributors, Inc.

Pershing, LLC

PNC Bank, N.A.

PNC Bank, National Organization

PNC Capital Markets LLC

Principal Life Insurance Company

Protective Life Insurance Company

PruCo Life Insurance Company; PruCo Life Insurance Company of New Jersey

Prudential Financial, Inc.

Prudential Insurance Company of America

Prudential Life Insurance Company of America

Raymond James & Associates, Inc. and Raymond James Financial Services

Regions Bank

Reliance Trust Company

Robert W. Baird & Co., Inc.

Scott & Stringfellow Inc.

Security Benefit Life Insurance Company; Security Distributors, Inc.

Signature Bank

Standard Insurance Company

State Street Global Markets, LLC and State Street Bank and Trust Company

Sun Life Assurance Company of Canada (US)

Sungard Institutional Brokerage, Inc.

SunTrust Bank

SunTrust Robinson Humphrey, Inc.

SVB Securities

Synovus Securities

TD Ameritrade Clearing, Inc.

Teachers Insurance and Annuity Association of America

T. Rowe Price Retirement Plan Services, Inc.

The Ohio National Life Insurance Company

The Prudential Insurance Company of America

The Travelers Insurance Company; The Travelers Life and Annuity Company

The Vanguard Group, Inc.

Transamerica Life Insurance Company; Transamerica Financial Life Insurance Company

Treasury Curve, LLC

Trustmark National Bank

UBS Financial Services, Inc.

Union Bank, N.A.

United of Omaha Life Insurance Company

US Bank National Association

Valic Retirement Services Company

Wachovia Capital Markets, LLC

Wells Fargo Advisors, LLC; Wells Fargo Investments, LLC

Wells Fargo Bank, N.A.; Wells Fargo Corporate Trust Services

Wells Fargo Bank National Association

Wells Fargo Bank, N.A.

Wilmington Trust Company

Xerox HR Solutions, LLC

Zions First National Bank

Your Authorized Institution or other Intermediary may charge you additional fees or commissions other than those disclosed in the Prospectus. Shareholders should contact their Authorized Institution or other Intermediary for more information about the Additional Payments or Additional Services they receive and any potential conflicts of interest, as well as for information regarding any fees and/or commissions it charges. For additional questions, please contact Goldman Sachs Funds at 1-800-621-2550.

Not included on the list above are other subsidiaries of Goldman Sachs who may receive revenue from the Investment Adviser, Distributor and/or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of Fund shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable FINRA regulations. Other compensation may also be offered from time to time to the extent not prohibited by applicable federal or state laws or FINRA regulations. This compensation is not included in, and is made in addition to, the Additional Payments described above.

OTHER INFORMATION

Selective Disclosure of Portfolio Holdings

The Board of Trustees of the Trust and the Investment Adviser have adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of Fund shareholders and to address the conflicts between the interests of Fund shareholders and their service providers. The policy provides that neither a Fund nor its Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means a Fund’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in a Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible website. Information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the Funds’ website.

Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Funds) only upon approval by the Funds’ Chief Compliance Officer, who must first determine that the Funds have a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates; the Funds’ independent registered public accounting firm; the Funds’ custodian; the Funds’ legal counsel, Dechert LLP; the Funds’ financial printer, RR Donnelley; the Funds’ proxy voting service, ISS; and the Investment Company Institute. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Fund publishes on its website (http://www.gsamfunds.com) a schedule of its portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Funds’ website for at least six months. Each Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publication date. In addition, each Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains. The Funds’ website will contain a link to an SEC website where each Fund’s most recent 12 months of publicly available information may be obtained. Notwithstanding its use of the amortized cost method of valuation, each Fund publishes on its website on each business day its market-based NAV per share for the prior business day, which is calculated based on available market quotations of the Fund’s securities as provided by a third party pricing vendor or broker as of 3:00 Eastern Time on the date stated (this valuation methodology also includes marking to market those securities with remaining maturities of 60 days or less). A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so. In addition, certain portfolio statistics (other than portfolio holdings information) are available on a daily basis by calling 1-800-621-2550.

Under the policy, Fund Representatives will initially supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of December 27, 2013, only certain officers of the Trust as well as certain senior members of the compliance and legal groups of the Investment Adviser have been approved by the Board of Trustees to authorize disclosure of portfolio holdings information.

Miscellaneous

As stated in the Prospectuses, the Trust may authorize authorized institutions and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. In some, but not all, cases these payments will be pursuant to an Administration, Distribution, Service, Shareholder Administration, Capital Administration or Select Plan described in the Prospectuses and the following sections. Certain service organizations or other institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.

The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this SAI form a part, each such statement being qualified in all respects by such reference.

Line of Credit

The Funds participate in a $780,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management or investment advisory agreements with GSAM or its affiliates. Pursuant to the terms of this facility, the Funds and other borrowers may increase the credit amount by an additional $220,000,000, for a total of up to $1,000,000,000. Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used for temporary emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the fiscal year ended August 31, 2013, the Funds did not have any borrowings under the facility.

Large Trade Notifications

The Transfer Agent may from time to time receive notice that an Authorized Institution or other financial intermediary has received an order for a large trade in a Fund’s shares. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be processed until the following business day. This practice provides for a closer correlation between the time shareholders place trade orders and the time a Fund enters into portfolio transactions based on those orders, and permits the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate their investment positions, in the case of redemption orders. On the other hand, the Authorized Institution or other financial intermediary may not ultimately process the order. In this case, the Fund may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Fund may also suffer investment losses on those portfolio transactions. Conversely, the Fund would benefit from any earnings and investment gains resulting from such portfolio transactions.

Corporate Actions

From time to time, the issuer of a security held in a Fund’s portfolio may initiate a corporate action relating to that security. Corporate actions relating to equity securities may include, among others, an offer to purchase new shares, or to tender existing shares, of that security at a certain price. Corporate actions relating to debt securities may include, among others, an offer for early redemption of the debt security, or an offer to convert the debt security into stock. Certain corporate actions are voluntary, meaning that a Fund may only participate in the corporate action if it elects to do so in a timely fashion. Participation in certain corporate actions may enhance the value of a Fund’s investment portfolio.

In cases where a Fund or its Investment Adviser receives sufficient advance notice of a voluntary corporate action, the Investment Adviser will exercise its discretion, in good faith, to determine whether a Fund will participate in that corporate action. If a Fund or its Investment Adviser does not receive sufficient advance notice of a voluntary corporate action, the Fund may not be able to timely elect to participate in that corporate action. Participation or lack of participation in a voluntary corporate action may result in a negative impact on the value of a Fund’s investment portfolio.

ADMINISTRATION PLANS

(Administration and Preferred Shares Only)

The Trust, on behalf of each applicable Fund, has adopted administration plans with respect to the Administration Shares (one administration plan on behalf of Tax-Exempt California and Tax-Exempt New York Funds, and one administration plan on behalf of the other Funds) (the “Administration Shares Plans”) and Preferred Shares (the “Preferred Plan,” and together with the Administration Shares Plans, the “Administration Plans”). The Administration Plans authorize Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares.

Pursuant to the Administration Plans, the Trust, on behalf of each applicable Fund, enters into agreements with service organizations which purchase Administration Shares or Preferred Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Administration Shares or Preferred Shares, (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions, (iv) process or assist in processing confirmations concerning customer orders to purchase, redeem and exchange Administration Shares, and (v) facilitate the inclusion of the Fund in accounts, products or services offered to customers by or through service organizations. In addition, with respect to Administration Shares, service organizations may agree to: (i) process, or assist in processing, dividend payments on behalf of customers, and (ii) perform other related services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA rules.

As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.15% (on an annualized basis) of the average daily net assets of the Administration Shares of the Tax-Exempt California and Tax-Exempt New York Funds, 0.25% (on an annualized basis) of the average daily net assets of the Administration Shares of all other Funds, and 0.10% (on an annualized basis) of the average daily net assets of the Preferred Shares of each applicable Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Administration Shares and Preferred Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund under its applicable Administration Shares Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$5,186,454	$5,565,518	$7,300,139
Money Market Fund	927,522	946,991	1,650,304
Treasury Obligations Fund	4,183,063	4,031,067	4,057,045
Treasury Instruments Fund	3,343,229	3,536,707	3,407,987
Government Fund	5,964,779	5,506,775	5,305,303
Federal Fund	970,821	1,016,122	1,218,996
Tax-Free Fund	488,019	691,985	774,597
Tax-Exempt California Fund	236,485	238,253	243,027
Tax-Exempt New York Fund	242,153	226,983	194,348

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the fees to which it was entitled pursuant to the Administration Shares Plans. Had such fees been imposed, the following additional fees would have been incurred by each Fund:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$3,858,480	$3,177,384	$4,562,614
Money Market Fund	530,678	318,450	757,209
Treasury Obligations Fund	4,175,023	4,030,487	3,933,385
Treasury Instruments Fund	3,343,229	3,536,707	3,407,987
Government Fund	5,376,937	4,982,696	4,479,776
Federal Fund	970,821	1,016,122	1,182,775
Tax-Free Fund	488,019	657,577	525,462
Tax-Exempt California Fund	236,485	238,253	243,027
Tax-Exempt New York Fund	242,153	226,983	194,347

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Exempt New York Funds were approximately 0.06%, 0.11%, 0.00%, 0.00%, 0.02%, 0.00%, 0.01%, 0.00% and 0.00%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Exempt New York Funds were approximately 0.11%, 0.17%, 0.00%, 0.00%, 0.02%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Administration Shares Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Exempt New York Funds were approximately 0.09%, 0.14%, 0.00%, 0.00%, 0.04%, 0.01%, 0.08%, 0.00% and 0.00%, respectively.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each applicable Fund under the Preferred Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$204,744	$294,657	$520,364
Money Market Fund	43,045	44,681	101,011
Treasury Obligations Fund	115,596	125,607	161,132
Treasury Instruments Fund	146,555	181,002	253,322
Government Fund	379,463	709,638	807,418
Federal Fund	54,311	186,145	233,941
Tax-Free Fund	22,244	23,048	29,196

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the fees to which it was entitled pursuant to the Preferred Plan. Had such fees been imposed, the following additional fees would have been incurred by each applicable Fund:

Fund	2013*	2012**	2011 ***
Prime Obligations Fund	$75,141	$20,943	$111,843
Money Market Fund	5,040	1	2,328
Treasury Obligations Fund	114,965	125,554	147,588
Treasury Instruments Fund	146,555	181,002	253,322
Government Fund	275,204	547,486	499,631
Federal Fund	54,311	186,145	216,678
Tax-Free Fund	22,244	19,784	7,470

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.06%, 0.09%, 0.00%, 0.00%, 0.03%, 0.00% and 0.01%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.09%, 0.10%, 0.00%, 0.00%, 0.02%, 0.00% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Preferred Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.08%, 0.10%, 0.00%, 0.00%, 0.04%, 0.01% and 0.07%, respectively.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974, as amended (“ERISA”)) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Administration Shares and Preferred Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Administration Shares or Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Administration Shares or Preferred Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Administration Plans and all Service Agreements at a meeting called for the purpose of voting on such Administration Plans and Service Agreements on June 13, 2013. The Administration Plans and Service Agreements will remain in effect until June 30, 2014, and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

An Administration Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Administration Plan may not be made, unless approved by the Trustees in the manner described above. An Administration Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Administration Shares or Preferred Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Administration Shares or Preferred Shares of the affected Funds on not more than sixty (60) days written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Administration Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Administration Plans will benefit the Funds and holders of Administration Shares and Preferred Shares of such Funds.

SERVICE PLANS AND SHAREHOLDER ADMINISTRATION PLANS

(Service Shares Only)

The Trust has adopted service plans and separate shareholder administrations plans on behalf of each Fund with respect to the Service Shares (one service plan and one shareholder administration plan on behalf of Tax-Exempt California and Tax-Exempt New York Funds, and one service plan and one shareholder administration plan on behalf of the other Funds) (the “Plans”). The Plans authorize the Funds to compensate service organizations for providing certain personal and account maintenance services and shareholder administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase Service Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Funds; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

(ii) Shareholder administration services, including: (a) acting or arranging for another party to act, as recordholder and nominee of the Service Shares beneficially owned by the service organization’s customers; (b) establishing and maintaining, or assist in establishing and maintaining, individual accounts and records of customers who beneficially own Service Shares; (c) processing, or assist in processing, confirmations concerning customer orders to purchase, redeem and exchange Service Shares; (d) receiving and transmitting, or assist in receiving and transmitting, funds representing the purchase price or redemption proceeds of such Service Shares; (e) processing dividend payments on behalf of customers; (f) facilitating the inclusion of Funds in accounts, products or services offered to customers by or through Authorized Institutions; and (g) performing other related services which do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-1 under the Act or “personal and account maintenance services” within the meaning of applicable FINRA rules, or any successor rules thereto.

As compensation for such services, (i) the Trust, on behalf of each of the Tax-Exempt California and Tax-Exempt New York Funds, pays each service organization a service fee in an amount up to 0.25% (on an annualized basis) and a shareholder administration fee in an amount up to 0.15% (on an annualized basis) of the average daily net assets of the Funds’ Service Shares attributable to or held in the name of such service organization for its customers; and (ii) the Trust, on behalf of each other Fund, pays each service organization a service fee in an amount up to 0.25% (on an annualized basis) and a shareholder administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Funds’ Service Shares attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund to service organizations pursuant to its applicable Service Plan and Shareholder Administration Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$4,027,938	$3,875,888	$3,854,375
Money Market Fund	157,505	257,681	914,241
Treasury Obligations Fund	4,854,385	5,587,097	5,908,356
Treasury Instruments Fund	1,206,149	1,568,529	1,463,888
Government Fund	1,528,360	2,105,4611	2,433,155
Federal Fund	2,575,930	3,074,023	3,608,146
Tax-Free Fund	85,106	143,298	186,272
Tax-Exempt California Fund	7	7	7
Tax-Exempt New York Fund	3	3	3

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Plans. Had such fees been imposed, the following additional fees would have been incurred by these Funds for the periods indicated:

Fund	2013*	2012**	2011 ***
Prime Obligations Fund	$3,508,683	$3,030,985	$3,133,295
Money Market Fund	125,193	173,324	672,434
Treasury Obligations Fund	4,849,573	5,586,701	5,818,812
Treasury Instruments Fund	1,206,149	1,568,529	1,463,888
Government Fund	1,454,307	2,011,213	2,269,435
Federal Fund	2,575,930	3,074,023	3,557,917
Tax-Free Fund	85,106	139,805	154,216
Tax-Exempt California Fund	7	7	7
Tax-Exempt New York Fund	3	3	3

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Free New York Funds were 0.06%, 0.01%, 0.00%, 0.00%, 0.02%, 0.00%, 0.01%, 0.00% and 0.00%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Free New York Funds were 0.11%, 0.16%, 0.00%, 0.00%, 0.02%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free, Tax-Exempt California and Tax-Free New York Funds were 0.09%, 0.13%, 0.00%, 0.00%, 0.03%, 0.01%, 0.09%, 0.00% and 0.00%, respectively.

The Trust has adopted each Service Plan (but not each Shareholder Administration Plan) pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the service organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Service Plans and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Service Plans.

During the fiscal year ended August 31, 2013, Goldman Sachs incurred the following expenses in connection with distribution activities under the Service Plan for each Fund:

		Compensation and		Printing and
		Expenses of the	Allocable	Mailing of	Preparation and
		Distributor and Its	Overhead,	Prospectuses to	Distribution of
	Compensation to	Sales	Telephone and	Other Than Current	Sales Literature and
	Dealers	Personnel	Travel Expenses	Shareholders	Advertising	Totals
Prime Obligations Fund	$0	$67,017	$42,462	$2,721	$6,732	$118,932
Money Market Fund	0	3,148	2,046	131	324	5,650
Treasury Obligations Fund	0	40,094	26,599	1,705	4,217	72,614
Treasury Instruments Fund	0	6,969	4,567	293	724	12,553
Government Fund	0	19,247	12,636	810	2,003	34,696
Federal Fund	0	19,063	12,638	810	2,004	34,515
Tax-Free Fund	0	1,149	743	48	118	2,057
Tax-Exempt California Fund	0	0	0	0	0	0
Tax-Exempt New York Fund	0	0	0	0	0	0

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Service Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Plans and the Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on June 13, 2013. The Plans and related Service Agreements will remain in effect until June 30, 2014. The Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Service Plans may not be amended (but the Shareholder Administration Plans may be amended) to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Funds, and all material amendments of the Service Plans must also be approved by the Trustees in the manner described above. A Service Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Service Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as a Service Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the applicable Funds and holders of Service Shares of such Funds.

SELECT PLAN

(Select Shares Only)

The Trust, on behalf of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds, has adopted a select plan with respect to the Select Shares (the “Select Plan”) which authorizes the Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares. Pursuant to the Select Plan, the Trust, on behalf of such Funds, enters into agreements with service organizations that purchase Select Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Select Shares, and (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions. As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.03% (on an annualized basis) of the average daily net assets of the Select Shares of each Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Select Shares should be directed to the owners’ service organizations.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund to service organizations pursuant to the Select Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$80,303	$83,154	$41,787
Money Market Fund	46,304	59,643	36,901
Treasury Obligations Fund	55,327	48,139	63,259
Treasury Instruments Fund	76,418	48,504	73,777
Government Fund	72,563	168,405	291,767
Federal Fund	25,086	24,452	28,381
Tax-Free Fund	47,192	23,632	16,236

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled under the Select Plan. Had such fees been imposed, the following additional fees would have been incurred by these Funds for the periods indicated:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$8,907	$—	$1,211
Money Market Fund	—	—	1
Treasury Obligations Fund	54,521	48,083	50,382
Treasury Instruments Fund	76,418	48,504	73,777
Government Fund	24,964	60,815	85,756
Federal Fund	25,086	24,452	20,706
Tax-Free Fund	47,192	15,815	2,392

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive all or a portion of the Select Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.03%, 0.03%, 0.00%, 0.00%, 0.02%, 0.00% and 0.01%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive all or a portion of the Select Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.03%, 0.03%, 0.00%, 0.00%, 0.02%, 0.00% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive all or a portion of the Select Plan fees, and the effective fee rates for this period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.03%, 0.03%, 0.00%, 0.00%, 0.02%, 0.01% and 0.03%, respectively.

Conflict of interest restrictions (including the ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Select Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Select Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Select Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Select Plan and Service Agreements at a meeting called for the purpose of voting on the Select Plan and Service Agreements on June 13, 2013. The Select Plan and Service Agreements will remain in effect until June 30, 2014. The Select Plan and Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Select Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Plan may not be made, unless approved by the Trustees in the manner described above. The Select Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Select Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Select Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Select Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Select Plan will benefit the Funds and holders of Select Shares of such Funds.

CAPITAL ADMINISTRATION PLAN

(Capital Shares Only)

The Trust, on behalf of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds, has adopted a capital administration plan with respect to the Capital Shares (the “Capital Administration Plan”). The Capital Administration Plan authorizes the Funds to compensate service organizations for providing certain shareholder administration services to their customers who are beneficial owners of such shares.

Pursuant to the Capital Administration Plan, the Trust, on behalf of such Funds, enters into agreements with service organizations which purchase Capital Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may agree to: (i) act, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintain, or assist in maintaining, account records for customers who beneficially own Capital Shares, (iii) receive and transmit, or assist in receiving and transmitting, funds for share purchases and redemptions, (iv) process or assist in processing confirmations concerning customer orders to purchase, redeem and exchange Capital Shares, and (v) facilitating the inclusion of the Funds in accounts, products or services offered to customers by or through the service organization, for example, retirement, asset allocation, bank trust, private banking, cash management or sweep accounts, programs or services.

As compensation for such services, the Trust on behalf of each Fund pays each service organization an administration fee in an amount up to 0.15% (on an annualized basis) of the average daily net assets of the Capital Shares of each Fund, attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Capital Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund to service organizations pursuant to the Capital Administration Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$325,076	$310,194	$405,789
Money Market Fund	47,374	45,910	93,562
Treasury Obligations Fund	375,911	249,200	243,604
Treasury Instruments Fund	272,242	250,909	242,070
Government Fund	810,483	966,369	1,158,463
Federal Fund	99,991	98,173	136,856
Tax-Free Fund	9,698	15,316	12,065

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the administration fees to which it was entitled pursuant to the Capital Administration Plan. Had such fees been imposed, the following additional fees would have been incurred by each Fund:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$16,387	$80,957	$145,083
Money Market Fund	15,077	1,266	14,379
Treasury Obligations Fund	374,833	249,124	229,855
Treasury Instruments Fund	272,242	250,909	242,070
Government Fund	705,353	814,289	886,944
Federal Fund	99,991	98,173	131,249
Tax-Free Fund	9,698	14,031	5,142

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rates for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Government and Tax-Free Funds during this period were 0.08%, 0.10%, 0.00%, 0.00%, 0.00%, 0.02% and 0.01%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.

**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rates for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Government and Tax-Free Funds during this period were 0.11%, 0.15%, 0.00%, 0.00%, 0.00%, 0.02% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive all or a portion of the Capital Administration Plan fees, and the effective fee rates for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Federal, Government and Tax-Free Funds during this period were 0.10%, 0.13%, 0.00%, 0.00%, 0.01%, 0.04% and 0.08%, respectively.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Capital Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Capital Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Capital Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, initially voted to approve the Capital Administration Plan and Service Agreements at a meeting called for the purpose of voting on such Capital Administration Plan and Service Agreements on June 13, 2013. The Capital Administration Plan and Service Agreements will remain in effect until June 30, 2014 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

The Capital Administration Plan may not be amended to increase materially the amount to be spent for the services described therein, and other material amendments of the Capital Administration Plan may not be made, unless approved by the Trustees in the manner described above. The Capital Administration Plan may be terminated at any time by a majority of the non-interested Trustees as described above or by vote of a majority of the outstanding Capital Shares of the affected Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the non-interested Trustees as described above or by a vote of a majority of the outstanding Capital Shares of the affected Funds on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned. So long as the Capital Administration Plan is in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Capital Administration Plan will benefit the Funds and holders of Capital Shares of such Funds.

SERVICE PLAN AND ADMINISTRATION PLAN

(Premier Shares Only)

The Trust has adopted a service plan and administration plan on behalf of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds with respect to the Premier Shares (as used in this section, the “Plans”). The Plans authorize the Funds to compensate service organizations for providing certain personal and account maintenance services and administration services to their customers who are or may become beneficial owners of such shares. Pursuant to the Plans, the Trust, on behalf of each Fund, enters into agreements with service organizations which purchase Premier Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between the service organization’s customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

(ii) administration services, including: (a) acting or arranging for another party to act, as recordholder and nominee of all Premier Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to Premier Shares owned by each customer; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Premier Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of Premier Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for Premier Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

As compensation for such services, the Trust, on behalf of each Fund, pays each service organization a service fee in an amount up to 0.10% (on an annualized basis) and an administration fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the Premier Shares of each Fund attributable to or held in the name of such service organization for its customers. The Trust, on behalf of the Funds, accrues payments made to a service organization pursuant to a Service Agreement daily. All inquiries of beneficial owners of Premier Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund to service organizations pursuant to the Plans (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$3	$4	$4
Money Market Fund	132,191	55,429	1,860
Treasury Obligations Fund	366,145	419,190	456,600
Treasury Instruments Fund	1,329,918	1,447,536	1,485,301
Government Fund	21,552	17,162	4
Federal Fund	4,280,264	4,564,082	4,981,915
Tax-Free Fund	2,066,618	1,916,079	2,050,066

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive all or a portion of the fees to which it was entitled pursuant to the Plans. Had such fees been imposed, the following additional fees would have been incurred by each Fund:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$4	$3	$3
Money Market Fund	92,880	28,798	1,292
Treasury Obligations Fund	365,568	419,138	466,748
Treasury Instruments Fund	1,329,918	1,447,536	1,485,301
Government Fund	20,170	15,823	3
Federal Fund	4,280,264	4,564,082	4,880,137
Tax-Free Fund	—	1,843,594	1,576,176

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rates for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds during this period were 0.00%, 0.10%, 0.00%, 0.00%, 0.02%, 0.00% and 0.01%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rates for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds during this period were 0.00%, 0.17%, 0.00%, 0.00%, 0.03%, 0.00% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive all or a portion of the Plans’ fees, and the effective fee rates for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds during this period were 0.05%, 0.11%, 0.00%, 0.00%, 0.04%, 0.01% and 0.08%, respectively.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Premier Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Premier Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Premier Shares on behalf of their customers may be required to register as dealers.

The Trustees of the Trust, including a majority of the non-interested Trustees, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on June 13, 2013. The Plans and related Service Agreements will remain in effect until June 30, 2014. The Plans and related Service Agreements will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above.

Each Plan may not be amended to increase materially the amount of compensation payable for services and expenses described therein, and other material amendments to each Plan shall not be made, unless approved by the Trustees in the manner described above. Each Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding Premier Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding Premier Shares of the affected Fund on not more than sixty (60) days’ written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the non-interested Trustees of the Trust. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and holders of Premier Shares of such Funds.

DISTRIBUTION AND SERVICE PLANS

(Class B, Class C, Cash Management and Resource Shares Only)

Class B and Class C Distribution and Service Plans. As described in the Prospectus, the Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the Act with respect to Class B and Class C Shares of the Prime Obligations Fund (the “Distribution and Service Plans”). See “Shareholder Guide—Distribution and Service Fees and Services,” and “- Personal Account Maintenance Services and Fees for FST Class B and FST Class C Shares” in the Prospectus. The Distribution and Service Plans finance distribution and other services that are provided to investors in the Fund and enable the Fund to offer investors the choice of investing in either Class B (subject to the limitations described herein) or Class C Shares when investing in the Fund. In addition, the Distribution and Service Plans are intended to assist the Fund in reaching and maintaining asset levels that are efficient for the Fund’s operations and investments.

The Distribution and Service Plans were most recently approved on June 13, 2013 by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of approving the Distribution and Service Plans on behalf of the Prime Obligations Fund.

The compensation for distribution services payable under the Distribution and Service Plans to Goldman Sachs may not exceed 0.75% per annum of the average daily net assets attributable to Class B or Class C Shares of the Prime Obligations Fund. In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the 0.75% distribution fee as an ongoing commission to Authorized Institutions after the shares have been held for one year.

Under the Distribution and Service Plans for Class B and Class C Shares, Goldman Sachs is also entitled to receive a separate fee for personal and account maintenance services equal to 0.25% (on an annualized basis) of the average daily net assets attributable to Class B or Class C Shares of the Prime Obligations Fund. This fee may be used to make payments to Goldman Sachs, Authorized Institutions and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares of their accounts or similar services not otherwise provided on behalf of the Prime Obligations Fund. In connection with the sales of Class C Shares, Goldman Sachs normally begins paying the 0.25% ongoing service fee to Authorized Institutions after the shares have been held for one year.

The Distribution and Service Plans are compensation plans which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. The distribution fees received by Goldman Sachs under the Distribution and Service Plans and CDSC on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Institutions in respect of sales of Class B Shares. Goldman Sachs may also pay up to the entire amount of its fee under the Class C Distribution and Service Plan to service organizations or other institutions for providing services in connection with the sale of Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing Class B Shares and Class C Shares. If such fees exceed Goldman Sachs’ expenses, Goldman Sachs may realize a profit from these arrangements.

The Distribution and Service Plans will remain in effect until June 30, 2014 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution and Service Plans. The Distribution and Service Plans may not be amended to increase materially the amount of distribution compensation described therein as to the Prime Obligations Fund without approval of a majority of the outstanding Class B or Class C Shareholders, as applicable, of the Prime Obligations Fund, but may be amended without shareholder approval to increase the amount of non-distribution compensation. All material amendments to the Distribution and Service Plans must also be approved by the Trustees of the Trust in the manner described above. The Distribution and Service Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the Class B or Class C Shares, as applicable, of the Prime Obligations Fund. If the Distribution and Service Plans were terminated by the Trust’s Board of Trustees and no successor plan were adopted, the Prime Obligations Fund would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures. So long as the Distribution and Service Plans are in effect, the selection and nomination of non-interested Trustees will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Distribution and Service Plans will benefit the Prime Obligations Fund and Class B and Class C shareholders.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the distribution and service fees contractually incurred by the Class B Shares and Class C Shares of the Prime Obligations Fund to Goldman Sachs (prior to applicable waivers) were as follows:

Prime Obligations Fund	2013	2012	2011
Class B Shares	$47,292	$63,089	$70,460
Class C Shares	239,199	289,497	281,827

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the distribution and service fees to which it was entitled pursuant to the Distribution and Service Plans. Had such fees been imposed, the following additional fees would have been incurred by the Class B Shares and Class C Shares of the Prime Obligations Fund:

Prime Obligations Fund	2013*	2012**	2011***
Class B Shares	$44,017	$56,309	$63,843
Class C Shares	222,913	258,160	255,797

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the distribution and service fees attributable to the Class B and Class C Shares of the Prime Obligations Fund, and the effective distribution and service fee rate for each of these classes during this fiscal period was 0.07%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the distribution and service fees attributable to the Class B and Class C Shares of the Prime Obligations Fund, and the effective distribution and service fee rate for each of these classes during this fiscal period was 0.11%.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the distribution and service fees attributable to the Class B and Class C Shares of the Prime Obligations Fund, and the effective distribution and service fee rate for each of these classes during this fiscal period was 0.09%.

During the fiscal year ended August 31, 2013, Goldman Sachs incurred the following expenses in connection with distribution activities under the Distribution and Service Plans with respect to Class B and Class C Shares, respectively:

		Compensation and		Printing and
		Expenses of the	Allocable	Mailing of	Preparation and
		Distributor and Its	Overhead,	Prospectuses to	Distribution of
	Compensation to	Sales	Telephone and	Other Than Current	Sales Literature and
Fund and Share Class	Dealers	Personnel	Travel Expenses	Shareholders	Advertising	Totals
Prime Obligations Fund—Class B Shares	$3,262	$633	$356	$23	$56	$4,330
Prime Obligations Fund—Class C Shares	12,310	529	353	23	56	13,272

Cash Management Shares and Resource Shares Distribution Plans and Service Plans. As described in the Prospectuses, the Trust has adopted distribution plans pursuant to Rule 12b-1 under the Act with respect to Cash Management Shares (one distribution plan on behalf of Tax-Exempt California and Tax-Exempt New York Funds, and one distribution plan on behalf of the other Funds) and Resource Shares (on behalf of each Fund except Tax-Exempt California and Tax-Exempt New York Funds) (the “Distribution Plans”). The Trust has also adopted separate service plans with respect to Cash Management Shares (one service plan on behalf of Tax-Exempt California and Tax-Exempt New York Funds, and one service plan on behalf of the other Funds) and Resource Shares (on behalf of each Fund except Tax-Exempt California and Tax-Exempt New York Funds) (the “Service Plans” and together with the Distribution Plans, the “Plans”).

The Plans were most recently approved on June 13, 2013 on behalf of each applicable Fund by a majority vote of the Trust’s Board of Trustees, including a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of approving the Plans. The Plans will remain in effect until June 30, 2014 and from year to year thereafter, provided such continuance is approved annually by a majority vote of the Board of Trustees of the Trust, including a majority of the non-interested Trustees. None of the Distribution Plans may be amended to increase materially the amount to be spent for the services described therein as to a particular Fund without approval of a majority of the outstanding Cash Management Shareholders or Resource Shareholders (as applicable) of that Fund. All material amendments to the Plans must also be approved by the Board of Trustees of the Trust in the manner described above. The Plans may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the Cash Management Shares or Resource Shares (as applicable) of the applicable Fund. So long as the Plans are in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees of the Trust. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plans will benefit each Fund and its applicable class of Shareholders.

The compensation payable under the Cash Management Shares Distribution Plans may not exceed: (i) 0.50% per annum of the average daily net assets attributable to Cash Management Shares of the Tax-Exempt California and Tax-Exempt New York Funds, or (ii) 0.30% per annum of the average daily net assets attributable to Cash Management Shares of the other Funds. The compensation payable under the Resource Shares Distribution Plan may not exceed 0.15% per annum of the average daily net assets attributable to Resource Shares of the applicable Funds. Goldman Sachs has agreed to limit the amount of annual distribution fees payable by the Cash Management Shares of each of the Tax-Exempt California and Tax-Exempt New York Funds to 0.07% of the Fund’s average daily net assets attributable to Cash Management Shares. This arrangement will remain in place through at least December 29, 2014, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs may pay up to the entire amount of its fee under the Distribution Plans to service organizations or other institutions for providing services in connection with the sale of Cash Management Shares or Resource Shares (as applicable). To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing Cash Management Shares or Resource Shares (as applicable). If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

Each Distribution Plan is a compensation plan which provides for the payment of specified distribution fees without regard to the distribution expenses actually incurred by Goldman Sachs. If each Distribution Plan were terminated by the Trust’s Board of Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund pursuant to the Cash Management Shares Distribution Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$3	$3	$3
Money Market Fund	3	3	3
Treasury Obligations Fund	3	3	3
Treasury Instruments Fund	3	3	3
Government Fund	3	3	3
Federal Fund	300,369	374,395	565,740
Tax-Free Fund	3	3	3
Tax-Exempt California Fund	5	5	5
Tax-Exempt New York Fund	5	5	5

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Cash Management Shares Distribution Plans. Had such fees been imposed, the following additional fees would have been incurred by each Fund for the periods indicated:

Fund	2013*	2012**	2011***
Prime Obligations Fund****	$3	$3	$3
Money Market Fund****	3	3	3
Treasury Obligations Fund****	3	3	3
Treasury Instruments Fund****	3	3	3
Government Fund****	3	3	3
Federal Fund****	300,369	374,395	565,740
Tax-Free Fund****	3	3	3
Tax-Exempt California Fund	5	5	5
Tax-Exempt New York Fund	5	5	5

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for each Fund was 0.00%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for each Fund was 0.00%.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Distribution Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rates during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds were 0.14%, 0.22%, 0.00%, 0.00%, 0.04%, 0.00%, 0.13%, 0.00% and 0.00%, respectively.

During the fiscal year ended August 31, 2013, Goldman Sachs incurred the following expenses in connection with distribution under the Cash Management Shares Distribution Plan for each Fund:

		Compensation and		Printing and
		Expenses of the	Allocable	Mailing of	Preparation and
		Distributor and Its	Overhead,	Prospectuses to	Distribution of
	Compensation to	Sales	Telephone and	Other Than Current	Sales Literature and
	Dealers	Personnel	Travel Expenses	Shareholders	Advertising	Totals
Prime Obligations Fund	$0	$0	$0	$0	$0	$0
Money Market Fund	0	0	0	0	0	0
Treasury Obligations Fund	0	0	0	0	0	0
Treasury Instruments Fund	0	0	0	0	0	0
Government Fund	0	0	0	0	0	0
Federal Fund	0	6,807	4,397	282	697	12,183
Tax-Free Fund	0	0	0	0	0	0
Tax-Exempt California Fund	0	0	0	0	0	0
Tax-Exempt New York Fund	0	0	0	0	0	0

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each applicable Fund pursuant to the Resource Shares Distribution Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$188,973	$210,881	$212,524
Money Market Fund	1	2	2
Treasury Obligations Fund	2	2	1
Treasury Instruments Fund	1	2	1
Government Fund	2	2	1
Federal Fund	2	2	2
Tax-Free Fund	42,238	44,635	25,797

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Resource Shares Distribution Plan. Had such fees been imposed, the following additional fees would have been incurred by each Fund for the periods indicated:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$99,473	$57,659	$83,574
Money Market Fund	2	2	2
Treasury Obligations Fund	3	2	2
Treasury Instruments Fund	2	2	2
Government Fund	2	2	2
Federal Fund	2	2	2
Tax-Free Fund	42,238	40,751	13,257

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.07%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.11%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Distribution Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.09%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.07%, respectively.

During the fiscal year ended August 31, 2013, Goldman Sachs incurred the following expenses in connection with distribution under the Resource Shares Distribution Plan for each applicable Fund:

		Compensation and		Printing and
		Expenses of the	Allocable	Mailing of	Preparation and
		Distributor and Its	Overhead,	Prospectuses to	Distribution of
	Compensation to	Sales	Telephone and	Other Than Current	Sales Literature and
	Dealers	Personnel	Travel Expenses	Shareholders	Advertising	Totals
Prime Obligations Fund	$96,463	$8,988	$5,854	$375	$928	$112,609
Money Market Fund	0	0	0	0	0	0
Treasury Obligations Fund	0	0	0	0	0	0
Treasury Instruments Fund	0	0	0	0	0	0
Government Fund	0	0	0	0	0	0
Federal Fund	0	0	0	0	0	0
Tax-Free Fund	2,288	1,481	961	62	152	4,943

Pursuant to the Service Plans, the Trust, on behalf of each applicable Fund, enters into agreements with service organizations which purchase Cash Management Shares or Resource Shares on behalf of their customers (“Service Agreements”). Under such Service Agreements, the service organizations may perform some or all of the following services:

(i) Administration services, including: (a) acting, or arranging for another party to act, as recordholder and nominee of all Cash Management Shares or Resource Shares beneficially owned by customers; (b) establishing and maintaining individual accounts and records with respect to Cash Management Shares or Resource Shares owned by customers; (c) processing and issuing confirmations concerning customer orders to purchase, redeem and exchange Cash Management Shares or Resource Shares; (d) receiving and transmitting funds representing the purchase price or redemption proceeds of such Cash Management Shares or Resource Shares; (e) providing services to customers intended to facilitate or improve their understanding of the benefits and risks of a Fund; (f) facilitating the inclusion of a Fund in investment, retirement, asset allocation, cash management or sweep accounts or similar products or services offered to customers by or through service organizations; (g) facilitating electronic or computer trading and/or processing in a Fund or providing electronic, computer or other database information regarding a Fund to customers; (h) developing, maintaining and supporting systems necessary to support accounts for Cash Management Shares or Resource Shares; and (i) performing any other services which do not constitute “personal and account maintenance services” within the meaning of applicable FINRA Rules.

(ii) Personal and account maintenance services, including: (a) providing facilities to answer inquiries and respond to correspondence with customers and other investors about the status of their accounts or about other aspects of the Trust or the applicable Fund; (b) acting as liaison between customers and the Trust, including obtaining information from the Trust and assisting the Trust in correcting errors and resolving problems; (c) providing such statistical and other information as may be reasonably requested by the

Trust or necessary for the Trust to comply with applicable federal or state law; (d) responding to investor requests for prospectuses; (e) displaying and making prospectuses available on the service organization’s premises; and (f) assisting customers in completing application forms, selecting dividend and other account options and opening custody accounts with the service organization.

As compensation for such services under each Service Plan, the Trust on behalf of each Fund pays each service organization a fee in an amount up to 0.50% (on an annual basis) of the average daily net assets of the Cash Management Shares or Resource Shares of each Fund attributable to or held in the name of such service organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The Trust, on behalf of a Fund, accrues payments made to a service organization pursuant to a Service Agreement daily. The Service Agreements shall terminate automatically if assigned. All inquiries of beneficial owners of Cash Management Shares or Resource Shares should be directed to the owners’ service organization.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each Fund pursuant to its applicable Cash Management Shares Service Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$5	$5	$5
Money Market Fund	5	5	5
Treasury Obligations Fund	5	5	5
Treasury Instruments Fund	5	5	5
Government Fund	5	5	5
Federal Fund	500,615	623,992	942,901
Tax-Free Fund	5	5	5
Tax-Exempt California Fund	5	5	5
Tax-Exempt New York Fund	5	5	5

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Cash Management Shares Service Plan. Had such fees been imposed, the following additional fees would have been incurred by each Fund for the periods indicated:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$5	$5	$5
Money Market Fund	5	5	5
Treasury Obligations Fund	5	5	5
Treasury Instruments Fund	5	5	5
Government Fund	5	5	5
Federal Fund	500,615	623,992	926,960
Tax-Free Fund	5	5	5
Tax-Exempt California Fund	5	5	5
Tax-Exempt New York Fund	5	5	5

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for each Fund was 0.00%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rate during this fiscal period for each Fund was 0.00%.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Cash Management Shares Service Plan fees attributable to the Cash Management Shares of each Fund, and the effective fee rates during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market, Tax-Exempt California and Tax-Exempt New York Funds were 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, the fees contractually incurred by each applicable Fund pursuant to the Resource Shares Service Plan (prior to applicable waivers) were as follows:

Fund	2013	2012	2011
Prime Obligations Fund	$629,908	$702,938	$708,412
Money Market Fund	5	5	5
Treasury Obligations Fund	5	5	5
Treasury Instruments Fund	5	5	5
Government Fund	5	5	5
Federal Fund	5	5	5
Tax-Free Fund	140,793	148,783	85,992

For the fiscal years ended August 31, 2013, August 31, 2012 and August 31, 2011, Goldman Sachs agreed voluntarily to waive a portion of the fees to which it was entitled pursuant to the Resource Shares Service Plan. Had such fees been imposed, the following additional fees would have been incurred by each Fund for the periods indicated:

Fund	2013*	2012**	2011***
Prime Obligations Fund	$629,908	$702,938	$707,623
Money Market Fund	5	5	4
Treasury Obligations Fund	5	5	5
Treasury Instruments Fund	5	5	5
Government Fund	5	5	5
Federal Fund	5	5	5
Tax-Free Fund	140,793	148,783	85,941

*	During the fiscal year ended August 31, 2013, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for each of the Funds was 0.00%. These waivers may be modified or terminated at any time at the option of Goldman Sachs.
**	During the fiscal year ended August 31, 2012, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rate during this fiscal period for each of the Funds was 0.00%.
***	During the fiscal year ended August 31, 2011, Goldman Sachs voluntarily agreed to waive a portion of the Resource Shares Service Plan fees attributable to the Resource Shares of each applicable Fund, and the effective fee rates during this fiscal period for the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Funds were 0.00%, 0.10%, 0.00%, 0.00%, 0.04%, 0.00% and 0.00%, respectively.

Conflict of interest restrictions (including ERISA) may apply to a service organization’s receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in Cash Management Shares or Resource Shares. Service organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in Cash Management Shares or Resource Shares. In addition, under some state securities laws, banks and other financial institutions purchasing Cash Management Shares or Resource Shares on behalf of their customers may be required to register as dealers.

Principal Holders of Securities

As of November 29, 2013, the following shareholders were shown in the Trust’s records as owning more than 5% of any class of a Fund’s shares. Except as listed below, the Trust does not know of any other person who owns of record or beneficially 5% or more of any class of a Fund’s shares.

Federal Fund

Share Class	Name/Address	Percentage of Class
Administration	The Oakmark Funds, c/o Harris Associates, Attn: Mutual Fund Operations, 2 N Lasalle Street, Chicago, IL 60602	13.39%
Administration	BancFirst Trust, FIRECO, Attn: Trust Operations, P.O. Box 26883, Oklahoma City, OK 73126	12.84%
Administration	Band & Co., c/o US Bank, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI, 53201	11.51%
Administration	Amalgamated Bank of Chicago, Attn: Debra Outlaw 3rd Floor, 1 W Monroe Street, Chicago, IL 60603	11.04%
Administration	Deutsche Bank Trust Co., Bank of America Distribution Trust, Rust Consulting Inc., Attn: SPA BOA Fair Fund, 201 Lyndale Ave. S., Faribault, MN 55021	9.85%
Administration	Mori & Co., Commerce Bank of Kansas City, Attn: Trust Operations, 911 Main Street, Suite 201, Kansas City, MO 64105	9.75%
Administration	SimTrust & Co., c/o Simmons First Trust Company, 501 S. Main St., Pine Bluff, AR 71601	8.97%
Administration	First National Bank in Sioux Falls, Attn: Trust Operations, P.O. Box 5186, Sioux Falls, SD 57117	6.56%
Capital	Raymond James Trust NA, P.O. Box 14407, St. Petersburg, FL 33733	65.48%
Capital	Raymond James Charitable Endowment Fund, P.O. Box 14407, St. Petersburg, FL 33733	30.04%
Cash Management	Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303	100.00%
Institutional	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	42.63%
Institutional	Corning Inc., Treasury Operations, 1 Riverfront Plz., MP-HQ-E2-X25A, Corning, NY 14831	8.15%
Institutional	Band & Co. Institutional Trust, c/o US Bank, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI, 53201	5.92%
Preferred	SunTrust Robinson Humphrey, Inc., McKee Foods Corporation, P.O. Box 750, 10260 McKee Rd., Collegedale, TN 37315	54.95%
Preferred	Commerce Bank of Kansas City, NA, Mori & Co., Attn: Trust Operations, 911 Main St. Ste. 201, Kansas City, MO 64105	9.94%
Preferred	BB&T Capital Markets, SC Farm Bureau Mutual Ins. Co., P.O. Box 2124, West Columbia, SC 29171	7.99%
Premier	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	100.00%
Resource	Goldman Sachs Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	99.90%
Select	Apex Clearing Corporation, Attn: Cindy Hollon, 1700 Pacific Ave. Ste. 1400, Dallas, TX 75201	84.73%
Select	Commerce Bank of Kansas City, Leesa K. Jabara, Special Account, c/o Fran Jabara, P.O. Box 782050, Wichita, KS 67278	8.31%
Select	Commerce Bank of Kansas City, Jabara Ventures Group LP, P.O. Box 782050, Wichita, KS 67278	5.84%
Service	Amalgamated Bank of Chicago, Attn: Debra Outlaw 3rd Floor, 1 W Monroe Street, Chicago, IL 60603	27.91%
Service	AMG National Trust Bank, Haws & Co., 6501 E. Belleview Ave. Ste. 400, Englewood, CO 80111	13.68%
Service	MidAmerica National Bank, P.O. Box 1300, Macomb, IL 61455	7.66%
Service	Commerce Bank – Lenexa, Teal Assurance Co., Attn: Treasury P6C5, 11401 Lamar Ave., Overland Park, KS 66211	6.08%
Service	Commerce Bank – Lenexa, BKD LLP, Main Firm Account, Attn: Betty Hunter, P.O. Box 1900, Springfield, MO 65801	5.09%

Government Fund

Share Class	Name/Address	Percentage of Class
Administration	Mori & Co., Commerce Bank of Kansas City, Attn: Trust Operations, 911 Main Street, Suite 201, Kansas City, MO 64105	46.49%
Administration	Bank of New York-Brussells, BNY (OCS) Nominees Limited, Rue Montoyerstraat 46, Brussels B-1000, Belgium	5.79%
Administration	Amalgamated Bank of Chicago, 3rd Floor, 1 W. Monroe St., Chicago, IL 60603-5384	28.29%
Capital	Bank of New York – Brussels, BNY (OCS) Nominees Limited, Rue Montoyerstraat 46, Brussels B-1000 Belgium	62.95%
Capital	Citibank NA, ScotiaBank de Puerto Rico, Collection Acct, 111 Wall St. Fl 15, New York, NY 10005	6.40%
Capital	Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303	5.59%
Cash Management	Goldman Sachs Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Institutional	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	11.84%
Institutional	Federal Deposit Insurance Corp., National Receivership Account, Attn: Manager Treasury Operations, 3501 Fairfax Dr. Rm. E5049, Arlington, VA 22201	9.60%
Institutional	Goldman Sachs Trust – Goldman Sachs, Absolute Tracker Fund, c/o Goldman Sachs Asset Management, 30 Hudson St. Floor 15, Jersey City, NJ 07302	6.21%
Institutional	Goldman Sachs & Co., 295 Chipeta Way, Floor 4 Salt Lake City, UT 84108	5.46%
Preferred	Wells Fargo Securities LLC, Attn: Money Funds, Mail Code NC 0675 Bldg. 1B1, 1525 W. WT Harris Blvd., Charlotte, NC 28262	36.50%
Preferred	Band & Co., c/o US Bank, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI 53201	24.72%
Preferred	Mori & Co., Commerce Bank of Kansas City, Attn: Trust Operations, 911 Main Street, Suite 201, Kansas City, MO 64105	13.93%
Preferred	Goldman Sachs Execution & Clearing LP, FBO AHVV, 30 Hudson St. Fl. 5, Jersey City, NJ 07302	9.87%
Preferred	MidFirst Bank FSB, Attn: Kent Tarver, 11001 N. Rockwell Ave., Oklahoma City, OK 73162	5.23%
Premier	Goldman Sachs & Co., 295 Chipeta Way, Floor 4 Salt Lake City, UT 84108	99.98%
Resource	Goldman Sachs Seed Account, Attn: IMD-India-SAOS, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Select	Merrill Lynch Pierce Fenner and Smith, Inc., 200 N. College St. 3rd Floor North, Charlotte, NC 28202	37.83%
Select	Wells Fargo Securities LLC, Attn: Money Funds, Mail Code NC 0675 Bldg. 1B1, 1525 W. WT Harris Blvd., Charlotte, NC 28262	34.99%
Select	Apex Clearing Corporation, Attn: Cindy Hollon, 1700 Pacific Ave. Ste. 1400, Dallas, TX 75201	20.02%
Service	Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303	55.45%
Service	Anbee & Co., c/o Greatbanc Trust Company, 801 Warrenville Rd. Ste. 500, Lisle, IL 60532	12.04%
Service	Security National Bank of Omaha, P.O. Box 31400, Omaha, NE 68131	5.47%

Money Market Fund

Share Class	Name/Address	Percentage of Class
Administration	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	10.21%
Administration	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	12.22%
Administration	Midfirst Bank, First National of Nebraska, Inc., 11001 N. Rockwell Ave., Oklahoma City, OK 73162	13.25%

Share Class	Name/Address	Percentage of Class
Administration	PJ Robb Variable Corp., Frontier Trust Company, FBO First National of Nebraska, Inc., P.O. Box 10758, Fargo, ND 58106	7.91%
Administration	PJ Robb Variable Corp., Frontier Trust Company, FBO NE Med. Center, P.O. Box 10758, Fargo, ND 58106	5.58%
Administration	FTB Advisors Inc., Pamela Grafton, 4007 Pintail CV, Oxford, MS 38655	10.85%
Administration	FTB Advisors Inc., Mark S. Wilson, 1799 Cordova Rd., Germantown, TN 38138	9.28%
Administration	FTB Advisors Inc., Mari Trevelyan, 4286 Tutwiler Ave., Memphis, TN 38122	10.43%
Administration	FTB Advisors Inc., Angela C. Forehand, First Tennessee Bank, Attn: Lester Brown, 7190 Grapevine Cove, Barlett, TN 38133	9.23%
Administration	FTB Advisors Inc., Georgia R. Moore, 7077 Wickshire CV W., Germantown, TN 38138	7.11%
Administration	FTB Advisors Inc., Alfred A. Adams, 133 1⁄2 Public Square, Lebanon, TN 37087	5.04%
Capital	Citibank NA, FBO Harvest Citicorp, 111 Wall St., Fl. 15, New York, NY 10005	36.04%
Capital	Fifth Third Securities, Bluegreen Corp., 4960 Conference Way N., Ste. 100, Boca Raton, FL 33431	38.37%
Capital	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	6.25%
Capital	Band & Co., c/o US Bank, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI, 53201	11.11%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	99.90%
Institutional	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	17.60%
Institutional	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	6.52%
Preferred	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	6.02%
Preferred	Deutsche Bank Trust Co., AP Service Company, LLC, 3 Bala Plz. E., Ste. 502, Bala Cynwyd, PA 19004	6.39%
Preferred	Deutsche Bank Trust Co., AP Service Company, LLC, 3 Bala Plz. E., Ste. 502, Bala Cynwyd, PA 19004	62.01%
Preferred	The Private Bank and Trust Co., Attn: Wealth Mgmt. Operations, 70 W. Madison St., Ste. 800, Chicago, IL 60602	12.35%
Premier	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	100.00%
Resource	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Select	Commerce Bank of Kansas City NA, Mori & Co., Attn: Trust Operations, 911 Main St., Ste. 201, Kansas City, MO 64105	63.50%
Select	JP Morgan Securities, Hunt Construction Group, 6720 N. Scottsdale Rd., Ste. 300, Scottsdale, AZ 85253	11.95%
Service	TD Banknorth NA, Attn: Deposit Accounting, P.O. Box 1377, Lewiston, ME 04243	8.56%
Service	The Bank of New York Mellon, Parker Management New York LLC, 118 W. 57th St., New York, NY 10019	22.04%
Service	Security National Bank of Omaha, P.O. Box 31400, Omaha, NE 68131	7.15%
Service	United Bank & Trust, Attn: John Holly, P.O. Box 248, Tecumseh, MI 49286	17.76%
Service	Dacotah Bank, Attn: Kevin Burckhard, P.O. Box 1210, Aberdeen, SD 57402	23.89%

Prime Obligations Fund

Share Class	Name/Address	Percentage of Class
Administration	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	36.95%
Administration	Glenview Trust Co., Attn: Operations, 4969 US Highway 42, Ste. 2000, Louisville, KY 40222	8.43%
Administration	Esor & Co., c/o Associated Bank Green Bay, Attn: Trust Operations, P.O. Box 19006, Green Bay, WI 54307	7.04%
Class B	Edward D. Jones & Co., FBO Its Customers, 12555 Manchester Rd., St. Louis, MO 63131	17.59%
Class B	Pershing LLC, 1 Pershing Plz., Jersey City, NJ 07399	5.87%
Capital	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	13.21%
Capital	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	55.33%
Capital	Deutsche Bank Trust Co., Insite Issuer LLC, 301 N. Fairfax St., Ste. 101, Alexandria, VA 22314	15.39%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Institutional	Bank of New York – Brussels, BNY Nominees Ltd., Rue Montoyerstraat 46, Brussels B-1000, Belgium	10.14%
Institutional	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	8.13%
Institutional	Cenco, Attn: AMG 7th Floor, c/o Compass Bank, 15 South 20th Street, Ste. 703, Birmingham, AL 35233	9.19%
Preferred	Commerce Bank SE MO, Enterprise Vehicle Exchange Inc., 600 Corporate Park Dr., St. Louis, MO 63105	22.55%
Preferred	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	13.93%
Preferred	Bank of Oklahoma, Kaiser Francis Charitable Income Trust, Attn: Chris Jones, 6733 S. Yale Ave., Tulsa, OK 74136	8.18%
Preferred	Deutsche Bank Trust Co., CCT Funding LLC, 450 S. Orange Ave., Orlando, FL 32801	27.05%
Premier	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	99.60%
Resource	Pershing (Compass), FBO Its Customers, 1 Pershing Plz., Jersey City, NJ 07399	99.55%
Select	Deutsche Bank Trust Co., CIT Railcar Funding Company LLC Collection Acct., 1 CIT Drive MS 2108 A, Livingston, NJ 07039	5.02%
Select	Deutsche Bank Trust Co., CIT Railcar Funding Company LLC Liquidity Reserve Acct., 1 CIT Drive MS 2108 A, Livingston, NJ 07039	18.91%
Select	Deutsche Bank Trust Co., Fifth Third Holding Funding LLC, 1701 Golf Road Tower 1, Fl. 9, Rolling Meadowns, IL 60008	6.70%
Select	Deutsch Bank Trust Co., Univ. of Arkansas Bd. of Trustees, 4301 W. Markham St., #632, Little Rock, AR 72205	6.87%
Select	Apex Clearing Corp., FBO Its Customers, Attn: Cindy Hollon, 1700 Pacific Ave., Ste 1400, Dallas, TX 75201	46.88%
Service	Commerce Bank SE MO, Erac USA Finance LLC, Attn: David Schuering, 600 Corporate Park Dr., St. Louis, MO 63105	15.99%
Service	Commerce Bank – Lenexa, Assemblies of God Loan Fund, Attn: Acctg. Dept., 3900 S. Overland Ave., Springfield, MO 65807	17.31%
Service	Commerce Bank – Lenexa, Assemblies of God Financial Services Group, Attn: Acctg. Dept., 3900 S. Overland Ave., Springfield, MO 65807	9.07%
Service	Cenco, Compass Bank Sweep Coordinator, 701 32nd Street S., Birmingham, AL 35233	8.48%
Service	RBC Trust Company (Delaware) Ltd., P.O. Box 15627, Wilmington, DE 19850	8.03%
Service A	Edward D. Jones & Co., FBO Its Customers, 12555 Manchester Rd., St. Louis, MO 63131	12.63%
Service A	First Clearing LLC, FBO Customer, 2801 Market St., St. Louis, MO 63103	8.50%

Tax-Exempt California Fund

Share Class	Name/Address	Percentage of Class
Administration	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	100.00%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Institutional	National Financial Services LLC, FBO Our Customers, 499 Washington Blvd., Floors 4 & 5, Jersey City, NJ 07310	97.51%
Service	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%

Tax-Exempt New York Fund

Share Class	Name/Address	Percentage of Class
Administration	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	99.96%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Institutional	HSBC Bank USA, Baytera & Co., c/o State Street Corp., 1200 Crown Colony Dr., Quincy, MA 02169	10.85%
Institutional	National Financial Services LLC, FBO Our Customers, 499 Washington Blvd., Floors 4 & 5, Jersey City, NJ 07310	71.53%
Institutional	TIAA-CREF, SEI Trust Company, c/o TIAA-CREFF, Attn: Mutual Funds Administrator, 1 Freedom Valley Dr., Oaks, PA 19456	12.46%
Institutional	Devon Bank, Attn: Trust Operations, 6445 N. Western Ave., Floor 1, Chicago, IL 60645	5.15%
Service	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%

Tax-Free Money Market Fund

Share Class	Name/Address	Percentage of Class
Administration	Fulton Bank, c/o FFC Cash Management Operations, 1695 State St., E. Petersburg, PA 17520	16.07%
Administration	National Financial Services LLC, FBO Our Customers, 499 Washington Blvd., Floors 4 & 5, Jersey City, NJ 07310	6.47%
Administration	Cenco, Compass Bank Sweep Coordinator, 701 32nd Street S., Birmingham, AL 35233	42.50%
Administration	FTB Advisors Inc., Premium Coal, P.O. Box 837, Middlesboro, KY 40965	7.40%
Administration	First Tennessee Bank National Assoc., Linda Hutchinson Rev. Trust, 154 Briarwood N., Oak Brook, IL 60523	77.73%
Administration	Raymond James & Assoc., Elizabeth T. Graves, 120 S. Grove Park Rd., Memphis, TN 38117	11.46%
Capital	Raymond James Trust NA, P.O. Box 14407, St. Petersburg, FL 33733	79.18%
Capital	First National Capital Markets Inc., Applied Underwriters Inc., Attn: Amy Robb, P.O. Box 3646, Omaha, NE 68103	15.37%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%

Tax-Free Money Market Fund

Share Class	Name/Address	Percentage of Class
Service A	BBVA Compass Investment, Kamala Ali Tod, P.O. Box 3531, Albuquerque, NM 87190	44.17%
Service A	BBVA Compass Investment, Aleada Lee, 111 Plainsman Hills Ln., Auburn, AL 36830	55.63%
Institutional	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	67.70%
Preferred	Commerce Bank of Kansas City, Attn: Mutual Fund Processing, 911 Main St. Ste. 201, Kansas City, MO 64105	16.34%
Preferred	Union Bank & Trust Company, UBATCO & Co., P.O. Box 82535, Lincoln, NE 68501	5.01%
Preferred	Bank of Oklahoma NA, Doris J. Darden Trust, 15 E. 5th St., Ste. 2020, Tulsa, OK 74103	17.92%
Preferred	Bank of Oklahoma NA, Strat Land Exploration Co., 15 E. 5th St., Ste. 2020, Tulsa, OK 74103	25.14%
Preferred	MSCS Financial Services LLC, GTrust, P.O. Box 2127, Topeka, KS 66601	9.90%
Preferred	National Advisors Trust Company, Attn: Patti Shouse, 8717 W. 110th St., Ste. 700, Overland Park, KS 66210	12.28%
Premier	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	100.00%
Resource	Pershing LLC, For the Benefit of its Customers, 1 Pershing Plz., Jersey City, NJ 07399	98.18%
Select	Midfirst Bank, FSB, 11001 N. Rockwell Ave., Oklahoma City, OK 73162	99.74%
Service	Fulton Bank, c/o FFC Cash Management Operations, 1695 State St., E. Petersburg, PA 17520	11.02%
Service	American National Bank, Attn: Paula Walmer, P.O. Box 4477, Wichita Falls, TX 76308	40.09%
Service	Cenco, Attn: AMG 7th Floor, c/o Compass Bank, 15 South 20th Street, Ste. 703, Birmingham, AL 35233	20.46%
Service	Cenco, Compass Bank Sweep Coordinator, 701 32nd Street S., Birmingham, AL 35233	12.32%

Treasury Instruments Fund

Share Class	Name/Address	Percentage of Class
Administration	Bank of New York – Brussels, BNY Nominees Ltd., Rue Montoyerstraat 46, Brussels B-1000, Belgium	5.43%
Administration	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	43.16%
Administration	BMO Harris Bank NA, GS Investment, Sweep Acct. Holders, 111 W. Monroe St., Floor 9, Chicago, IL 60603	27.56%
Administration	Wilbranch & Co. Partnership, P.O. Box 2887, Wilson, NC 27894	5.65%
Capital	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	51.92%
Capital	The Private Bank and Trust Co., 120 LaSalle St., Chicago, IL 60603	28.83%
Capital	First National Capital Markets, SAS Ethanol Holding LLC, c/o Milbank, Attn: William B. Bice, 1 Chase Manhattan Plz, New York, NY 10005	8.65%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Institutional	Bank of New York – Brussels, BNY Nominees Ltd., Rue Montoyerstraat 46, Brussels B-1000, Belgium	10.81%
Institutional	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	10.00%
Institutional	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	13.79%

Treasury Instruments Fund

Share Class	Name/Address	Percentage of Class
Preferred	Cenco, Attn: AMG 7th Floor, c/o Compass Bank, 15 South 20th Street, Ste. 703, Birmingham, AL 35233	25.04%
Preferred	Cenco, Mary Kay Corp., Attn: James Vaughan, 16251 Dallas Pkwy., Addison, TX 75001	31.35%
Preferred	Band & Co., c/o US Bank, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI, 53201	10.97%
Preferred	BMO Harris Bank NA, GS Investment, Sweep Acct. Holders, 150 N. Martingale Rd., Ste. 900, Shaumburg, IL 60173	7.03%
Preferred	BMO Harris Bank NA, Hecla Mining Co., 6500 N. Mineral Dr. Ste. 200, Coeur D’Alene, ID 83815	15.54%
Preferred	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	99.95%
Resource	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Select	Fifth Third Securities, Express LLC, One Limited Pkwy., Columbus, OH 43230	47.56%
Select	Deutsche Bank Trust Co., Venture Michigan Fund, 11 Madison Ave., Fl. 13, New York, NY 10010	8.04%
Select	Apex Clearing Corp., FBO Its Customers, Attn: Cindy Hollon, 1700 Pacific Ave., Ste 1400, Dallas, TX 75201	42.69%
Service	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	26.06%
Service	Cenco, Compass Bank Sweep Coordinator, 701 32nd Street S., Birmingham, AL 35233	8.64%
Service	Signature Bank, MMF Settlement, Attn: Linnea Viant, 565 5th Ave., Fl. 12, New York, NY 10017	55.83%

Treasury Obligations Fund

Share Class	Name/Address	Percentage of Class
Administration	Computershare Trust Company NA, CTC FBO Glaxosmith Kline, Stiefel Labs Escrow, 250 Royall St., Canton, MA 02021	6.44%
Administration	Bancifirst Trust, Fireco, Attn: Trust Operations, P.O. Box 26883, Oklahoma City, OK 73126	8.41%
Administration	Greatbanc Trust Company, Anbee & Co., 801 Warrenville Rd., Ste. 500, Lisle, IL 60532	10.93%
Administration	Bank of New York – Brussels, BNY Nominees Ltd., Rue Montoyerstraat 46, Brussels B-1000, Belgium	6.91%
Administration	Amalgamated Bank of Chicago, 3rd Floor, 1 W Monroe Street, Chicago, IL 60603	10.25%
Administration	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	9.59%
Administration	Fulton Bank, The Fulton Company, P.O. Box 3215, Lancaster, PA 17604	9.61%
Administration	MSCS Financial Service LLC, Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303.	6.18%
Administration	Band & Co., c/o US Bank, Attn: ACM Dept., P.O. Box 1787, Milwaukee, WI, 53201	5.01%
Capital	Goldman Sachs Execution & Clearing LP, 40 Hudson St. Floor 5, Jersey City, NJ 07302	15.82%
Capital	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	6.00%
Capital	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	46.98%
Capital	The Private Bank and Trust Co., Attn: Wealth Mgmt. Operations, 70 W. Madison St., Ste. 800, Chicago, IL 60602	6.26%
Capital	Wilbranch & Co. Partnership, P.O. Box 2887, Wilson, NC 27894	13.34%
Cash Management	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%

Treasury Obligations Fund

Share Class	Name/Address	Percentage of Class
Institutional	Citibank NA, FBO Its Clients, Attn: Blanche Arreaga, 388 Greenwich St., 25th Floor, New York, NY 10013	8.33%
Institutional	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	15.93%
Institutional	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	7.82%
Preferred	SunTrust Robinson Humphrey Inc., McKee Foods Finance Inc., P.O. Box 2118, Collegedale, TN 37315	38.03%
Preferred	Goldman Sachs Execution & Clearing LP, 30 Hudson St. Floor 5, Jersey City, NJ 07302	6.06%
Preferred	Union Bank & Trust, Industricorp. & Co., 312 Central Ave. SE, Ste. 508, Minneapolis, MN 55414	30.10%
Premier	Goldman Sachs & Co., 295 Chipeta Way, Floor 4, Salt Lake City, UT 84108	100.00%
Resource	Goldman Sachs Group Seed Account, Crystal Downs Floor 3, Embassy Golf Links Business Park, Bangalore 560071 India	100.00%
Select	Bank of Oklahoma, NABank & Co., Attn: Brian Dugan Trust Securities, P.O. Box 2180, Tulsa, OK, 74101	15.33%
Select	Bank of Oklahoma, Texas Oncology PA, Attn: Michael Vogel, 12221 Merit Dr., Ste. 500, Dallas, TX 75251	11.38%
Select	Apex Clearing Corp., FBO Its Customers, Attn: Cindy Hollon, 1700 Pacific Ave., Ste 1400, Dallas, TX 75201	37.25%
Select	Band & Co. Institutional Trust, Capinco, c/o US Bank, P.O. Box 1787, Milwaukee, WI 53201	28.83%
Service	Laba & Co., 135 S. LaSalle St., Chicago, IL 60603	7.97%
Service	Hare & Co., c/o The Bank of New York, Stif Department 2nd Floor, 111 Sanders Creek Pkwy., East Syracuse, NY 13057	19.52%
Service	MSCS Financial Service LLC, Stratevest & Co., P.O. Box 2499, Brattleboro, VT 05303.	30.77%
Service	Hubco Regions Bank, Attn: Mutual Fund Trading, 250 Riverchase Parkway, East 5th Fl., Birmingham, AL, 35244	10.25%

APPENDIX A: DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” – A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” – A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” – A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

1-A

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

2-A

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-3” category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated “R-4” is speculative. “R-4” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-4” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-term debt rated “R-5” is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated “R-5” may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

3-A

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

4-A

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of “RR1” (outstanding).

“CCC” – For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of “RR2” (superior), or “RR3” (good) or “RR4” (average).

“CC” – For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “RR4” (average) or “RR5” (below average).

“C” – For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “RR6” (poor).

“RD” – Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

5-A

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” – Denotes that Fitch does not publicly rate the associated issue or issuer.

“WD” – Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standard that DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC,” CC” and “C” – Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

(“high,” “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high,” “middle,” and “low” as differential grades.

6-A

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR,” e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

7-A

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

8-A

APPENDIX B

Effective: March 2013

GSAM Proxy Voting Guidelines Summary

The following is a summary of the material GSAM Proxy Voting Guidelines (the “Guidelines”), which form the substantive basis of GSAM’s Policy on Proxy Voting for Client Accounts (“Policy”). As described in the main body of the Policy, one or more GSAM portfolio management teams may diverge from the Guidelines and a related Recommendation on any particular proxy vote or in connection with any individual investment decision in accordance with the Policy.

A.	US proxy items:

1.	Operational Items	page 1-B
2.	Board of Directors	page 2-B
3.	Executive Compensation	page 4-B
4.	Proxy Contests and Access	page 6-B
5.	Shareholder Rights and Defenses	page 7-B
6.	Mergers and Corporate Restructurings	page 8-B
7.	State of Incorporation	page 8-B
8.	Capital Structure	page 8-B
9.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 9-B

B.	Non-U.S. proxy items:

1.	Operational Items	page 10-B
2.	Board of Directors	page 12-B
3.	Compensation	page 13-B
4.	Board Structure	page 14-B
5.	Capital Structure	page 15-B
6.	Mergers and Corporate Restructurings & Other	page 16-B
7.	Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues	page 17-B

U.S. Proxy Items

The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to U.S. public equity investments.

1. Operational Items

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply within the last year:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services are excessive.

Non-audit fees are excessive if:

•	Non-audit fees exceed audit fees + audit-related fees + tax compliance/preparation fees.

1-B

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services or asking for audit firm rotation.

2. Board of Directors

The Board of Directors should promote the interests of shareholders by acting in an oversight and/or advisory role; the board should consist of a majority of independent directors and should be held accountable for actions and results related to their responsibilities. When evaluating board composition, GSAM believes a diversity of ethnicity, gender and experience is an important consideration.

Classification of Directors

Where applicable, the New York Stock Exchange or NASDAQ Listing Standards definition is to be used to classify directors as insiders or affiliated outsiders. General definitions are as follows:

•	Inside Director

•	Employee of the company or one of its affiliates

•	Among the five most highly paid individuals (excluding interim CEO)

•	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934

•	Current interim CEO
•	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group)

•	Affiliated Outside Director

•	Board attestation that an outside director is not independent

•	Former CEO or other executive of the company within the last 3 years

•	Former CEO or other executive of an acquired company within the past three years

•	Independent Outside Director

•	No material connection to the company other than a board seat

Additionally, GSAM will consider compensation committee interlocking directors to be affiliated (defined as CEOs who sit on each other’s compensation committees).

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

•	Attend less than 75 percent of the board and committee meetings without a disclosed valid excuse for each of the last two years;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards.

Other items considered for an AGAINST vote include specific concerns about the individual or the company, such as criminal wrongdoing or breach of fiduciary responsibilities, sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice.

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors above) when:

•	The inside or affiliated outside director serves on the audit, compensation, or nominating (vote against affiliated directors only for nominating) committees;

2-B

•	The company lacks an audit compensation, or nominating (vote against affiliated directors only for nominating) committee so that the full board functions as that committee and insiders are participating in voting on matters that independent committees should be voting on;

•	The full board is less than majority independent (in this case withhold from affiliated outside directors); at controlled companies, GSAM will vote against the election of affiliated outsiders and nominees affiliated with the parent and will not vote against the executives of the issuer.

Vote AGAINST or WITHHOLD from members of the appropriate committee for the following reasons (or independent Chairman or lead director in cases of a classified board and members of appropriate committee are not up for reelection). Extreme cases may warrant a vote against the entire board.

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company;

•	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote (members of the Nominating or Governance Committees);

•	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken); an adopted proposal that is substantially similar to the original shareholder proposal will be deemed sufficient; (vote against members of the committee of the board that is responsible for the issue under consideration). If GSAM did not support the shareholder proposal in both years, GSAM will still vote against the committee member (s).

Vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive;

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern are identified, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures.

Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions in determining whether negative vote recommendations are warranted against the members of the Audit Committee who are responsible for the poor accounting practices, or the entire board.

See section 3 on executive and director compensation for reasons to withhold from members of the Compensation Committee.

In limited circumstances, GSAM may vote AGAINST or WITHHOLD from all nominees of the board of directors (except from new nominees who should be considered on a CASE-BY-CASE basis and except as discussed below) if:

•	The company’s poison pill has a dead-hand or modified dead-hand feature for two or more years. Vote against/withhold every year until this feature is removed; however, vote against the poison pill if there is one on the ballot with this feature rather than the director;

•	The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	If in an extreme situation the board lacks accountability and oversight, coupled with sustained poor performance relative to peers.

3-B

Shareholder proposal regarding Independent Chair (Separate Chair/CEO)

Vote on a CASE-BY-CASE basis.

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Two-thirds independent board;

•	All independent key committees; or

•	Established, disclosed governance guidelines.

Shareholder proposal regarding board declassification

GSAM will generally vote FOR proposals requesting that the board adopt a declassified structure in the case of operating and holding companies.

Majority Vote Shareholder Proposals

GSAM will vote FOR proposals requesting that the board adopt majority voting in the election of directors provided it does not conflict with the state law where the company is incorporated.

GSAM also looks for companies to adopt a post-election policy outlining how the company will address the situation of a holdover director.

Cumulative Vote Shareholder Proposals

GSAM will generally support shareholder proposals to restore or provide cumulative voting unless:

•	The company has adopted majority vote standard with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

3. Executive Compensation

Pay Practices

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

If the company maintains problematic or poor pay practices, generally vote first:

•	AGAINST Management Say on Pay (MSOP) Proposals or;

•	AGAINST an equity-based incentive plan proposal if excessive non-performance-based equity awards are the major contributor to a pay-for-performance misalignment, then;

•	If no MSOP or equity-based incentive plan proposal item is on the ballot, AGAINST/WITHHOLD from compensation committee members.

4-B

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Reasons to vote AGAINST the equity plan could include the following factors:

•	The plan is a vehicle for poor pay practices; or

•	The plan permits the repricing of stock options/stock appreciation rights (SARs) without prior shareholder approval; or

•	The company’s three year burn rate and Shareholder Value Transfer (SVT) calculations both materially exceed industry group metrics.

Advisory Vote on Executive Compensation (Say-on-Pay, MSOP) Management Proposals

Vote FOR annual frequency and AGAINST shareholder or management proposals asking for any frequency less than annual.

Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation. For U.S. companies, consider the following factors in the context of each company’s specific circumstances and the board’s disclosed rationale for its practices. In general more than one factor will need to be present in order to warrant a vote AGAINST.

Pay-for-Performance Disconnect:

•	GSAM will consider there to be a disconnect based on a quantitative assessment of the following: CEO pay vs. TSR and peers, CEO pay as a percentage of the median peer group or CEO pay vs. shareholder return over time.

Additional Factors Considered Include:

•	Boards responsiveness if company received 70% or less shareholder support in the previous years MSOP vote;

•	Abnormally large bonus payouts without justifiable performance linkage or proper disclosure;

•	Egregious employment contracts;

•	Excessive perquisites or excessive severance and/or change in control provisions;

•	Repricing or replacing of underwater stock options without prior shareholder approval;

•	Excessive executive pledging or hedging of stock by executives;

•	Egregious pension/SERP (supplemental executive retirement plan) payouts;

•	Extraordinary relocation benefits;

•	Internal pay disparity;

•	Depth of disclosure of compensation philosophy and goals and targets, including details on short-term and long-term performance incentives; and

•	Long-term equity based compensation is 100% time-based.

Other Compensation Proposals and Policies

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-BY-CASE on nonqualified employee stock purchase plans taking into account the following factors:

•	Broad-based participation;

•	Limits on employee contribution;

•	Company matching contribution; and

•	Presence of a discount on the stock price on the date of purchase.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:

•	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing;

•	If it is a value-for-value exchange;

•	If surrendered stock options are added back to the plan reserve;

•	Option vesting;

•	Term of the option—the term should remain the same as that of the replaced option;

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•	Exercise price—should be set at fair market or a premium to market;

•	Participants—executive officers and directors should be excluded.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Other Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Frequency on Pay)

Vote FOR annual frequency.

Stock retention holding period

Vote FOR Shareholder proposals asking for a policy requiring that senior executives retain a significant percentage of shares acquired through equity compensation programs if the policy allows retention for two years or less following the termination of their employment (through retirement or otherwise) and a holding threshold percentage of 50% or less.

Also consider:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place.

Elimination of accelerated vesting in the event of a change in control

Vote AGAINST shareholder proposals seeking a policy eliminating the accelerated vesting of time-based equity awards in the event of a change in control.

Performance-based equity awards and pay-for-superior-performance proposals

Generally support unless there is sufficient evidence that the current compensation structure is already substantially performance-based. GSAM considers performance-based awards to include awards that are tied to shareholder return or other metrics that are relevant to the business.

Say on Supplemental Executive Retirement Plans (SERP)

Generally vote AGAINST proposals asking for shareholder votes on SERP.

4. Proxy Contests and Access

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

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Proxy Access

Vote CASE-BY-CASE on shareholder or management proposals asking for open proxy access.

GSAM may support proxy access as an important right for shareholders and as an alternative to costly proxy contests and as a method for GSAM to vote for directors on an individual basis, as appropriate, rather than voting on one slate or the other. While this could be an important shareholder right, the following will be taken into account when evaluating the shareholder proposals:

•	The ownership thresholds, percentage and duration proposed (GSAM will not support if the ownership threshold is less than 3%);

•	The maximum proportion of directors that shareholders may nominate each year (GSAM will not support if the proportion of directors is greater than 25%); and

•	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

5. Shareholders Rights & Defenses

Shareholder Ability to Act by Written Consent

Generally vote FOR shareholder proposals that provide shareholders with the ability to act by written consent, unless:

•	The company already gives shareholders the right to call special meetings at a threshold of 25% or lower; and

•	The company has a history of strong governance practices.

Shareholder Ability to Call Special Meetings

Generally vote FOR management proposals that provide shareholders with the ability to call special meetings.

Generally vote FOR shareholder proposals that provide shareholders with the ability to call special meetings at a threshold of 25% or lower if the company currently does not give shareholders the right to call special meetings. However, if a company already gives shareholders the right to call special meetings at a threshold of at least 25%, do not support shareholder proposals to further reduce the threshold.

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, giving support to proposals that allow shareholders to submit proposals/nominations reasonably close to the meeting date and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder-approved poison pill in place; or (2) the company has adopted a policy concerning the adoption of a pill in the future specifying certain shareholder friendly provisions.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption.

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

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6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

7. State of Incorporation

Reincorporation Proposals

GSAM may support management proposals to reincorporate as long as the reincorporation would not substantially diminish shareholder rights. GSAM may not support shareholder proposals for reincorporation unless the current state of incorporation is substantially less shareholder friendly than the proposed reincorporation, there is a strong economic case to reincorporate or the company has a history of making decisions that are not shareholder friendly.

Exclusive venue for shareholder lawsuits

Generally vote FOR on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement;

•	Whether the company has the following good governance features:

•	An annually elected board;

•	A majority vote standard in uncontested director elections; and

•	The absence of a poison pill, unless the pill was approved by shareholders.

8. Capital Structure

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. We consider company-specific factors that include, at a minimum, the following:

•	Past Board performance;

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return;

•	The board’s governance structure and practices;

•	The current request;

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable increase, which examines the company’s need for shares and total shareholder returns; and

•	Risks to shareholders of not approving the request.

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9. Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Overall Approach

GSAM recognizes that Environmental, Social and Governance (ESG) factors can affect investment performance, expose potential investment risks and provide an indication of management excellence and leadership. When evaluating ESG proxy issues GSAM balances the purpose of a proposal with the overall benefit to shareholders.

Shareholder proposals considered under this category could include: Reports asking for details on 1) labor and safety policies, 2) impact on the environment of the company’s oil sands or fracturing operations or 3) water-related risks

When evaluating social and environmental shareholder proposals the following factors should be considered:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the company has material fines or violations in the area and if so, if appropriate actions have already been taken to remedy going forward;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Sustainability, climate change reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, or how the company may be impacted by climate change. The following factors will be considered:

•	The company’s current level of publicly-available disclosure including if the company already discloses similar information through existing reports or policies

•	If the company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame;

•	If the company’s current level of disclosure is comparable to that of its industry peers; and

•	If there are significant controversies, fines, penalties, or litigation associated with the company’s environmental performance.

Establishing goals or targets for emissions reduction

Vote CASE-BY-CASE on proposals that call for the adoption of Greenhouse Gas (“GHG”) reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

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Political Contributions and Trade Association Spending/Lobbying Expenditures and Initiatives

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs;

•	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

GSAM will not necessarily vote for the proposal merely to encourage further disclosure of trade association or lobbying spending.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Gender Identity and Sexual Orientation

A company should have a clear, public Equal Employment Opportunity (EEO) statement and/or diversity policy. Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to additionally prohibit discrimination based on sexual orientation and/or gender identity.

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report or implementation of a policy on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

Non-U.S. Proxy Items

The following section is a broad summary of the Guidelines, which form the basis of the Policy with respect to non-U.S. public equity investments. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market.

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

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Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented, audit procedures used or audit opinion rendered;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	Name of the proposed auditor has not been published;

•	The auditors are being changed without explanation; non-audit-related fees are substantial or are in excess of standard annual audit-related fees; or the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently low without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

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2. Board of Directors

Director Elections

Vote FOR management nominees taking into consideration the following:

•	Adequate disclosure has not been provided in a timely manner; or

•	There are clear concerns over questionable finances or restatements; or

•	There have been questionable transactions or conflicts of interest; or

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards. or

•	There are reservations about:

•	Director terms

•	Bundling of proposals to elect directors

•	Board independence

•	Disclosure of named nominees

•	Combined Chairman/CEO

•	Election of former CEO as Chairman of the Board

•	Overboarded directors

•	Composition of committees

•	Director independence
•	Specific concerns about the individual or company, such as criminal wrongdoing or breach of fiduciary responsibilities; or

•	Repeated absences at board meetings have not been explained (in countries where this information is disclosed); or

•	Unless there are other considerations which may include sanctions from government or authority, violations of laws and regulations, or other issues related to improper business practice, failure to replace management, or egregious actions related to service on other boards.

Vote on a CASE-BY-CASE basis in contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of board candidates;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees.

Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Classification of directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

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Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•	Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•	Currently provides (or a relative provides) professional services to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative of a current employee of the company or its affiliates;

•	Relative of a former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (5 year cooling off period);

•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered; and

•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

Independent NED

•	No material connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•	Any legal issues (e.g., civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders may bring legal action against the company or its directors; or

•	Vote on a CASE-BY-CASE basis where a vote against other agenda items are deemed inappropriate.

3. Compensation

Good pay practices should align management’s interests with long-term shareholder value creation. Detailed disclosure of compensation criteria is preferred; proof that companies follow the criteria should be evident and retroactive performance target changes without proper disclosure is not viewed favorably. Compensation practices should allow a company to attract and retain proven talent. Some examples of poor pay practices include: abnormally large bonus payouts without justifiable performance linkage or proper disclosure, egregious employment contracts, excessive severance and/or change in control provisions, repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval, and excessive perquisites. A company should also have an appropriate balance of short-term vs. long-term metrics and the metrics should be aligned with business goals and objectives.

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Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

4. Board Structure

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Chairman CEO combined role (for applicable markets)

GSAM will generally recommend a vote AGAINST shareholder proposals requiring that the chairman’s position be filled by an independent director, if the company satisfies 3 of the 4 following criteria:

•	2/3 independent board, or majority in countries where employee representation is common practice;

•	A designated, or a rotating, lead director, elected by and from the independent board members with clearly delineated and comprehensive duties;

•	Fully independent key committees; and/or

•	Established, publicly disclosed, governance guidelines and director biographies/profiles.

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5. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

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Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

GSAM will generally recommend FOR share repurchase programs taking into account whether:

•	The share repurchase program can be used as a takeover defense;

•	There is clear evidence of historical abuse;

•	There is no safeguard in the share repurchase program against selective buybacks;

•	Pricing provisions and safeguards in the share repurchase program are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

6. Mergers and Corporate Restructuring & Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following based on publicly available information:

•	Valuation;

•	Market reaction;

•	Strategic rationale;

•	Management’s track record of successful integration of historical acquisitions;

•	Presence of conflicts of interest; and

•	Governance profile of the combined company.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

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Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or not benefit.

7. Corporate Social Responsibility (CSR)/Environmental, Social, Governance (ESG) Issues

Please refer to page 9 for our current approach to these important topics.

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PART C: OTHER INFORMATION

Item 28. Exhibits

(a) (1)	Agreement and Declaration of Trust dated January 28, 1997 1/

(2)	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997 2/

(3)	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust dated January 28, 1997 2/

(4)	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust dated January 28, 1997 3/

(5)	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust dated January 28, 1997 3/

(6)	Amendment No. 5 dated January 28, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

(7)	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust dated January 28, 1997 4/

(8)	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust dated January 28, 1997 5/

(9)	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust dated January 28, 1997 6/

(10)	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust dated January 28, 1997 7/

(11)	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

(12)	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust dated January 28, 1997 8/

(13)	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust dated January 28, 1997 9/

(14)	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust dated January 28, 1997 10/

(15)	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust dated January 28, 1997 11/

(16)	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust dated January 28, 1997 12/

(17)	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust dated January 28, 1997 13/

(18)	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust dated January 28, 1997 14/

(19)	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(20)	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(21)	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust dated January 28, 1997 15/

(22)	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 16/

(23)	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(24)	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997 17/

(25)	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 18/

(26)	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(27)	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997 19/

(28)	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 20/

(29)	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(30)	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 21/

(31)	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977 21/

(32)	Amendment No. 31 dated November 2, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(33)	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 23/

(34)	Amendment No. 33 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(35)	Amendment No. 34 dated March 16, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 22/

(36)	Amendment No. 35 dated May 11, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 24/

(37)	Amendment No. 36 dated June 15, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 25/

(38)	Amendment No. 37 dated August 10, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(39)	Amendment No. 38 dated November 9, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 26/

(40)	Amendment No. 39 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(41)	Amendment No. 40 dated December 14, 2006 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(42)	Amendment No. 41 dated February 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(43)	Amendment No. 42 dated March 15, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(44)	Amendment No. 43 dated May 10, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 27/

(45)	Amendment No. 44 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 28/

(46)	Amendment No. 45 dated June 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(47)	Amendment No. 46 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(48)	Amendment No. 47 dated November 8, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 29/

(49)	Amendment No. 48 dated December 13, 2007 to the Agreement and Declaration of Trust dated January 28, 1997 30/

(50)	Amendment No. 49 dated June 19, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 31/

(51)	Amendment No. 50 dated August 14, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 32/

(52)	Amendment No. 51 dated August 25, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

(53)	Amendment No. 52 dated November 13, 2008 to the Agreement and Declaration of Trust dated January 28, 1997 33/

(54)	Amendment No. 53 dated May 21, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

(55)	Amendment No. 54 dated November 19, 2009 to the Agreement and Declaration of Trust dated January 28, 1997 34/

(56)	Amendment No. 55 dated February 11, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 35/

(57)	Amendment No. 56 dated May 20, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

(58)	Amendment No. 57 dated June 17, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 36/

(59)	Amendment No. 58 dated November 18, 2010 to the Agreement and Declaration of Trust dated January 28, 1997 37/

(60)	Amendment No. 59 dated January 5, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

(61)	Amendment No. 60 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

(62)	Amendment No. 61 dated February 10, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 38/

(63)	Amendment No. 62 dated June 16, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 39/

(64)	Amendment No. 63 dated August 18, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 40/

(65)	Amendment No. 64 dated September 27, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 41/

(66)	Amendment No. 65 dated October 20, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 41/

(67)	Amendment No. 66 dated December 15, 2011 to the Agreement and Declaration of Trust dated January 28, 1997 42/

(68)	Amendment No. 67 dated April 19, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 43/

(69)	Amendment No. 68 dated August 16, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 44/

(70)	Amendment No. 69 dated December 13, 2012 to the Agreement and Declaration of Trust dated January 28, 1997 45/

(71)	Amendment No. 70 dated February 12, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 46/

(72)	Amendment No. 71 dated April 18, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 47/

(73)	Amendment No. 72 dated June 13, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 48/

(74)	Amendment No. 73 dated August 15, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 49/

(75)	Amendment No. 74 dated September 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 50/

(76)	Amendment No. 75 dated October 17, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 51/

(77)	Amendment No. 76 dated November 8, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 52/

(78)	Amendment No. 77 dated December 19, 2013 to the Agreement and Declaration of Trust dated January 28, 1997 53/

(b)	Amended and Restated By-laws of Goldman Sachs Trust dated August 15, 2013 54/

(c)	Instruments defining the rights of holders of Registrant’s shares of beneficial interest 55/

(d) (1)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. 3/

(2)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs High Quality Floating Rate Fund (formerly, “Goldman Sachs Adjustable Rate Government Fund”), and Goldman Sachs Funds Management, L.P. 3/

(3)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management 3/

(4)	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management 3/

(5)	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs Financial Square Tax-Exempt California and Goldman Sachs Financial Square Tax-Exempt New York Funds (formerly Institutional Liquid Assets Portfolios), and Goldman Sachs Asset Management 3/

(6)	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 56/

(7)	Management Agreement dated January 1, 1998 between Registrant, on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 3/

(8)	Amended Annex A dated September 25, 2007 to the Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management 57/

(9)	Amended Annex A dated October 17, 2013 to the Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman Sachs Asset Management International 52/

(10)	Sub-Advisory Agreement dated February 27, 2012 between Goldman Sachs Asset Management, L.P. and Dividend Assets Capital, LLC, on behalf of the Rising Dividend Growth Fund 58/

(11)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Short-Duration Tax-Free Fund) 59/

(12)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Financial Square Tax-Exempt California and Goldman Sachs Financial Square Tax-Exempt New York Funds (formerly Institutional Liquid Assets Portfolios)) 59/

(13)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to certain of the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds) 59/

(14)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Core Fixed Income Fund) 59/

(15)	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (with respect to the Goldman Sachs Asset Allocation Funds) 59/

(16)	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Equity Growth Strategy (formerly Aggressive Growth Strategy), Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios 20/

(17)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Tax-Free Fund 33/

(18)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Goldman Sachs High Quality Floating Rate Fund (formerly, Goldman Sachs Ultra-Short Duration Government Fund and Goldman Sachs Adjustable Rate Government Fund) 33/

(19)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Short Duration Government Fund 33/

(20)	Fee Reduction Commitment dated July 1, 2008 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Core Fixed Income Fund 33/

(e) (1)	Distribution Agreement dated April 30, 1997 17/

(2)	Amended Exhibit A dated October 17, 2013 to the Distribution Agreement dated April 30, 1997 52/

(f)	Not applicable

(g) (1)	Custodian Contract dated July 15, 1991, between Registrant and State Street Bank and Trust Company 60/

(2)	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company 2/

(3)	Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund 5/

(4)	Fee schedule dated April 12, 1999 relating to Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios) 7/

(5)	Fee schedule dated October 1, 1999 relating to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund) 61/

(6)	Fee schedule dated January 12, 2000 relating to Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Structured Tax-Managed Equity Fund (formerly CORE Tax-Managed Equity Fund)) 10/

(7)	Fee schedule dated January 6, 2000 relating to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund) 10/

(8)	Fee schedule dated April 14, 2000 relating to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund) 11/

(9)	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company 10/

(10)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Contract dated April 6, 1990 10/

(11)	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Contract dated July 15, 1991 10/

(12)	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 14/

(13)	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 14/

(14)	Amendment dated August 1, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 62/

(15)	Amendment dated August 1, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company 62/

(16)	Letter Amendment dated May 15, 2002 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company 15/

(17)	Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. 63/

(18)	Letter Amendment dated August 26, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Emerging Markets Debt Fund) 64/

(19)	Letter Amendment dated October 28, 2003 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Mortgages Fund) 64/

(20)	Letter Amendment dated February 8, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (for the fund now known as Goldman Sachs Commodity Strategy Fund) 64/

(21)	Letter Amendment dated March 14, 2007 to Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Satellite Strategies Portfolio) 64/

(22)	Letter Amendment dated April 23, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Strategic International Equity Fund) 64/

(23)	Letter Amendment dated May 2, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Structured Small Cap Growth Fund and Goldman Sachs Structured Small Cap Value Fund) 64/

(24)	Letter Amendment dated August 10, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Inflation Protected Securities Fund) 64/

(25)	Letter Amendment dated September 12, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Small Cap Fund) 64/

(26)	Letter Amendment dated September 12, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured Emerging Markets Equity Fund) 64/

(27)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Enhanced Dividend Global Equity Portfolio) 64/

(28)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Tax-Advantaged Global Equity Portfolio) 64/

(29)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Tax-Managed Equity Fund) 64/

(30)	Letter Amendment dated September 18, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs International Equity Dividend and Premium Fund) 64/

(31)	Letter Amendment dated October 4, 2007 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Local Emerging Markets Debt Fund) 64/

(32)	Letter Amendment dated November 28, 2007 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Absolute Return Tracker Fund) 64/

(33)	Letter Amendment dated September 17, 2009 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Structured International Equity Fund) 34/

(34)	Letter Amendment dated November 19, 2009 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs U.S. Equity Fund) 34/

(35)	Letter Amendment dated November 19, 2009 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Dynamic Allocation Fund) 65/

(36)	Letter Amendment dated August 11, 2009 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Technology Tollkeeper Fund (formerly Tollkeeper Fund )) 66/

(37)	Letter Amendment dated June 30, 2010 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Strategic Income Fund) 36/

(38)	Letter Amendment dated December 31, 2010 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A (Goldman Sachs N-11 Equity Fund) 38/

(39)	Letter Amendment dated February 14, 2011 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs High Yield Floating Rate Fund) 67/

(40)	Letter Amendment dated March 1, 2011 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs China Equity Fund) 67/

(41)	Custody Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds 68/

(42)	Letter Amendment dated January 9, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Focused Growth Fund) 69/

(43)	Letter Amendment dated January 30, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Rising Dividend Growth Fund) 58/

(44)	Letter Amendment dated December 14, 2011 to the Global Custody Agreement dated June 30, 2006 between Registrant and JPMorgan Chase Bank, N.A. (Goldman Sachs Managed Futures Strategy Fund) 70/

(45)	Letter Amendment dated February 2, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Short Duration Income Fund) 71/

(46)	Letter Amendment dated March 22, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Retirement Portfolio Completion Fund) 44/

(47)	Letter Amendment dated October 25, 2012 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs World Bond Fund) 72/

(48)	Letter Amendment dated March 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs MLP Energy Infrastructure Fund) 73/

(49)	Letter Amendment dated May 6, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Dynamic Emerging Markets Debt Fund) 74/

(50)	Letter Amendment dated June 18, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Multi-Asset Real Return Fund) 54/

(51)	Letter Amendment dated November 4, 2013 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Goldman Sachs Fixed Income Macro Strategies Fund) 52/

(h) (1)	First Amendment dated July 18, 1994 to Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 75/

(2)	Amended and Restated Wiring Agreement dated January 25, 1994 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company 75/

(3)	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company 76/

(4)	Amended and Restated Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 77/

(5)	Amended and Restated Transfer Agency Agreement Fee Schedule dated October 17, 2013, to the Transfer Agency Agreement dated August 9, 2007 between Registrant and Goldman, Sachs & Co. 52/

(6)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 5/

(7)	Form of Retail Service Agreement on behalf of Goldman Sachs Trust – TPA Assistance Version relating to the Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds 78/

(8)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs - Institutional Liquid Assets Portfolios 5/

(9)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds 5/

(10)	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Class A Shares and Service Shares of Goldman Sachs Equity and Fixed Income Funds 78/

(11)	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Institutional Class, Select Class, Preferred Class, Capital Class, Administration Class, Premier Class, Service Class, Resource Class and Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Fund of Funds Portfolios 79/

(12)	Goldman Sachs Trust Administration Shares Administration Plan amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 80/

(13)	Goldman Sachs Trust Cash Management Shares Service Plan amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 80/

(14)	Goldman Sachs Trust FST Select Class Select Plan amended and restated as of February 4, 2004 81/

(15)	Goldman Sachs Trust Administration Shares Administration Plan amended and restated as of December 16, 2010 (on behalf of the remaining Financial Square Funds) 80/

(16)	Goldman Sachs Trust FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004 81/

(17)	Goldman Sachs Trust Administration Class Administration Plan amended and restated as of February 4, 2004 81/

(18)	Goldman Sachs Trust Service Shares Service Plan and Shareholder Administration Plan amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 80/

(19)	Goldman Sachs Trust Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004 81/

(20)	Goldman Sachs Trust FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004 81/

(21)	Goldman Sachs Trust Service Shares Service Plan and Shareholder Administration Plan amended and restated as of December 16, 2010 (on behalf of the remaining Financial Square Funds) 80/

(22)	Mutual Funds Service Agreement dated June 30, 2006 between Registrant and J.P. Morgan Investor Services Co. 63/

(23)	Form of Fee Waiver Agreement dated June 17, 2009 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Commodity Strategy Fund 75/

(24)	Goldman Sachs Trust Cash Management Shares Service Plan dated February 11, 2010 (on behalf of the remaining Financial Square Funds) 82/

(25)	Goldman Sachs Trust Premier Shares Service Plan and Administration Plan dated February 11, 2010 82/

(26)	Goldman Sachs Trust Resource Shares Service Plan dated February 11, 2010 82/

(27)	Fund Administration and Accounting Agreement dated April 5, 2011 between Registrant, Goldman Sachs Variable Insurance Trust and The Bank of New York Mellon on behalf of the Goldman Sachs Money Market Funds 68/

(28)	Form of Fee Waiver Agreement between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Fixed Income Macro Strategies Fund 52/

(29)	Appointment of Agent for Service of Process relating to the Goldman Sachs Cayman Commodity-FIMS Fund Ltd. 52/

(i)	Opinion and Consent of Dechert LLP 52/

(j)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(k)	Not applicable

(l)	Not applicable

(m) (1)	Class A Distribution and Service Plan amended and restated as of May 5, 2004 19/

(2)	Class B Distribution and Service Plan amended and restated as of February 4, 2004 81/

(3)	Class C Distribution and Service Plan amended and restated as of February 4, 2004 81/

(4)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of December 16, 2010 (on behalf of Financial Square Tax-Exempt California and Financial Square Tax-Exempt New York Funds) 80/

(5)	Class R Distribution and Service Plan dated November 8, 2007 29/

(6)	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 (on behalf of the remaining Financial Square Funds) 82/

(7)	Resource Shares Plan of Distribution pursuant to Rule 12b-1 dated February 11, 2010 82/

(n) (1)	Plan in Accordance with Rule 18f-3, amended and restated as of December 1, 2010 80/

(p) (1)	Code of Ethics — Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust and Goldman Sachs Credit Strategies Fund dated April 23, 1997, as amended effective June 1, 2012 48/

(2)	Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, Goldman Sachs Hedge Fund Strategies LLC and GS Investment Strategies, LLC dated January 23, 1991, effective February 6, 2012 47/

(3)	Code of Ethics – Dividend Assets Capital, LLC 45/

(q) (1)	Powers of Attorney for James A. McNamara, Ashok N. Bakhru, Donald C. Burke, John P. Coblentz, Jr., Diana M. Daniels, Joseph P. LoRusso, Jessica Palmer, Alan A. Shuch and Richard P. Strubel 83/

(2)	Powers of Attorney for Herbert J. Markley and Roy W. Templin 51/

(3)	Power of Attorney for Scott M. McHugh 84/

1/	Incorporated by reference from Post-Effective Amendment No. 29 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 14, 1997.

2/	Incorporated by reference from Post-Effective Amendment No. 40 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 16, 1997.
3/	Incorporated by reference from Post-Effective Amendment No. 41 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 13, 1998.
4/	Incorporated by reference from Post-Effective Amendment No. 47 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 1, 1998.
5/	Incorporated by reference from Post-Effective Amendment No. 50 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1998.
6/	Incorporated by reference from Post-Effective Amendment No. 52 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 12, 1999.
7/	Incorporated by reference from Post-Effective Amendment No. 55 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 16, 1999.
8/	Incorporated by reference from Post-Effective Amendment No. 56 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 16, 1999.
9/	Incorporated by reference from Post-Effective Amendment No. 58 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 1999.
10/	Incorporated by reference from Post-Effective Amendment No. 62 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 23, 2000.
11/	Incorporated by reference from Post-Effective Amendment No. 65 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 3, 2000.
12/	Incorporated by reference from Post-Effective Amendment No. 68 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 22, 2000.
13/	Incorporated by reference from Post-Effective Amendment No. 72 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 13, 2001.
14/	Incorporated by reference from Post-Effective Amendment No. 73 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2001.
15/	Incorporated by reference from Post-Effective Amendment No. 79 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 11, 2002.
16/	Incorporated by reference from Post-Effective Amendment No. 81 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 19, 2003.
17/	Incorporated by reference from Post-Effective Amendment No. 85 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2003.
18/	Incorporated by reference from the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”), SEC File No. 333-117561, filed July 22, 2004.
19/	Incorporated by reference from Post-Effective Amendment No. 93 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2004.
20/	Incorporated by reference from Post-Effective Amendment No. 103 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 17, 2005.

21/	Incorporated by reference from Post-Effective Amendment No. 112 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 7, 2005.
22/	Incorporated by reference from Post-Effective Amendment No. 127 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 26, 2006.
23/	Incorporated by reference from Post-Effective Amendment No. 114 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2005.
24/	Incorporated by reference from Post-Effective Amendment No. 133 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 18, 2006.
25/	Incorporated by reference from Post-Effective Amendment No. 129 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 23, 2006.
26/	Incorporated by reference from Post-Effective Amendment No. 143 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2006.
27/	Incorporated by reference from Post-Effective Amendment No. 159 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 12, 2007.
28/	Incorporated by reference from Post-Effective Amendment No. 162 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 14, 2007.
29/	Incorporated by reference from Post-Effective Amendment No. 173 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 27, 2007.
30/	Incorporated by reference from Post-Effective Amendment No. 183 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 18, 2008.
31/	Incorporated by reference from Post-Effective Amendment No. 205 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2008.
32/	Incorporated by reference from Post-Effective Amendment No. 206 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 27, 2008.
33/	Incorporated by reference from Post-Effective Amendment No. 217 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2009.
34/	Incorporated by reference from Post-Effective Amendment No. 226 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 24, 2009.
35/	Incorporated by reference from Post-Effective Amendment No. 242 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2010.
36/	Incorporated by reference from Post-Effective Amendment No. 249 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 30, 2010.
37/	Incorporated by reference from Post-Effective Amendment No. 261 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 3, 2010.
38/	Incorporated by reference from Post-Effective Amendment No. 270 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 16, 2011.
39/	Incorporated by reference from Post-Effective Amendment No. 285 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2011.

40/	Incorporated by reference from Post-Effective Amendment No. 290 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 12, 2011.
41/	Incorporated by reference from Post-Effective Amendment No. 291 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 16, 2011.
42/	Incorporated by reference from Post-Effective Amendment No. 292 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 23, 2011.
43/	Incorporated by reference from Post-Effective Amendment No. 321 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 27, 2012.
44/	Incorporated by reference from Post-Effective Amendment No. 333 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 24, 2012.
45/	Incorporated by reference from Post-Effective Amendment No. 346 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 28, 2013.
46/	Incorporated by reference from Post-Effective Amendment No. 348 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2013.
47/	Incorporated by reference from Post-Effective Amendment No. 355 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2013.
48/	Incorporated by reference from Post-Effective Amendment No. 363 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2013.
49/	Incorporated by reference from Post-Effective Amendment No. 366 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 12, 2013.
50/	Incorporated by reference from Post-Effective Amendment No. 368 to the Registrant’s registration statement, SEC File No. 33-17619, filed September 26, 2013.
51/	Incorporated by reference from Post-Effective Amendment No. 369 to the Registrant’s registration statement, SEC File No. 33-17619, filed October 25, 2013.
52/	Incorporated by reference from Post-Effective Amendment No. 375 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 13, 2013.
53/	Incorporated by reference from Post-Effective Amendment No. 376 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 26, 2013.
54/	Incorporated by reference from Post-Effective Amendment No. 364 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 16, 2013.
55/	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b)(3).
56/	Incorporated by reference from Post-Effective Amendment No. 48 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 25, 1998.
57/	Incorporated by reference from Post-Effective Amendment No. 195 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 29, 2008.

58/	Incorporated by reference from Post-Effective Amendment No. 311 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012.
59/	Incorporated by reference from Post-Effective Amendment No. 83 to the Registrant’s registration statement, SEC File No. 33-17619, filed June 13, 2003.
60/	Incorporated by reference from Post-Effective Amendment No. 26 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 1995.
61/	Incorporated by reference from Post-Effective Amendment No. 59 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 1, 1999.
62/	Incorporated by reference from Post-Effective Amendment No. 75 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 15, 2002.
63/	Incorporated by reference from Post-Effective Amendment No. 149 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 19, 2007.
64/	Incorporated by reference from Post-Effective Amendment No. 218 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 30, 2009.
65/	Incorporated by reference from Post-Effective Amendment No. 233 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 28, 2009.
66/	Incorporated by reference from Post-Effective Amendment No. 229 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 24, 2009.
67/	Incorporated by reference from Post-Effective Amendment No. 277 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 5, 2011.
68/	Incorporated by reference from Post-Effective Amendment No. 279 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2011.
69/	Incorporated by reference from Post-Effective Amendment No. 304 to the Registrant’s registration statement, SEC File No. 33-17619, filed January 25, 2012.
70/	Incorporated by reference from Post-Effective Amendment No. 312 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 27, 2012.
71/	Incorporated by reference from Post-Effective Amendment No. 313 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 28, 2012.
72/	Incorporated by reference from Post-Effective Amendment No. 338 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 21, 2012.
73/	Incorporated by reference from Post-Effective Amendment No. 353 to the Registrant’s registration statement, SEC File No. 33-17618, filed March 25, 2013.
74/	Incorporated by reference from Post-Effective Amendment No. 360 to the Registrant’s registration statement. SEC File No. 33-17619, filed May 28, 2013.
75/	Incorporated by reference from Post-Effective Amendment No. 222 to the Registrant’s registration statement, SEC File. No. 33-17619, filed July 28, 2009.
76/	Incorporated by reference from Post-Effective Amendment No. 43 to the Registrant’s registration statement, SEC File No. 33-17619, filed March 2, 1998.

77/	Incorporated by reference from Post-Effective Amendment No. 175 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 10, 2007.
78/	Incorporated by reference from Post-Effective Amendment No. 198 to the Registrant’s registration statement, SEC File No. 33-17619, filed April 28, 2008.
79/	Incorporated by reference from Post-Effective Amendment No. 252 to the Registrant’s registration statement, SEC File No. 33-17619, filed July 29, 2010.
80/	Incorporated by reference from Post-Effective Amendment No. 263 to the Registrant’s registration statement, SEC File No. 33-17619, filed December 29, 2010.
81/	Incorporated by reference from Post-Effective Amendment No. 86 to the Registrant’s registration statement, SEC File No. 33-17619, filed February 24, 2004.
82/	Incorporated by reference from Post-Effective Amendment No. 245 to the Registrant’s registration statement, SEC File No. 33-17619, filed May 14, 2010.
83/	Incorporated by reference from Post-Effective Amendment No. 331 to the Registrant’s registration statement, SEC File No. 33-17619, filed August 31, 2012.
84/	Incorporated by reference from Post-Effective Amendment No. 370 to the Registrant’s registration statement, SEC File No. 33-17619, filed November 15, 2013.

Item 29. Persons Controlled by or Under Common Control with the Fund

Goldman Sachs Commodity Strategy Fund, a series of the Registrant, wholly owns and controls Goldman Sachs Cayman Commodity Fund, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary’s financial statements will be included on a consolidated basis in the Commodity Strategy Fund’s annual and semi-annual reports to shareholders.

Goldman Sachs Fixed Income Macro Strategies Fund, a series of the Registrant, wholly owns and controls Goldman Sachs Cayman Commodity-FIMS Fund Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary’s financial statements will be included on a consolidated basis in the Fixed Income Macro Strategies Fund’s annual and semi-annual reports to shareholders.

Item 30. Indemnification

Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).

The Management Agreements provide that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreements. Section 7 of the Management Agreements on behalf of the Financial Square Tax-Exempt California, Financial Square Tax-Exempt New York, and Short Duration Government Funds provides that the Financial Square Tax-Exempt California, Financial Square Tax-Exempt New York, and Short Duration Government Funds will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreements. The Management Agreements are incorporated by reference as Exhibits (d)(1) through (d)(7).

Section 8 of the Sub-Advisory Agreement between Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) and Dividend Assets Capital, LLC (the “Sub-Adviser”) with respect to Goldman Sachs Rising Dividend Growth Fund (the “Fund”) provides that the Sub-Adviser will not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) suffered by the Investment Adviser or the Trust as a result of any error of judgment by the Sub-Adviser with respect to the Fund, except that the Sub-Adviser will remain liable for, and will indemnify the Trust, the Investment Adviser and their affiliated persons against, any losses suffered (a) as a result of the willful misconduct, bad faith, or negligence by the Sub-Adviser; (b) as a result of any untrue statement or alleged untrue statement of a material fact contained in the registration statement, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Fund, or any material fact omitted therefrom, if such a statement or omission was made in reliance upon and in conformity with written information furnished by the Sub-Adviser; or (c) as a result of the failure of the Sub-Adviser to execute portfolio transactions according to the requirements of applicable law. The Sub-Advisory Agreement is incorporated by reference as Exhibit (d)(10).

Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended, and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated August 9, 2007 provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. Copies of the Distribution Agreement and the Transfer Agency Agreement are incorporated by reference as Exhibits (e)(1) and (h)(4) respectively, to the Registrant’s Registration Statement.

Mutual fund and trustees and officers liability policies purchased jointly by the Registrant, Goldman Sachs Variable Insurance Trust, Goldman Sachs Credit Strategies Fund, Goldman Sachs BDC, Inc., Goldman Sachs Trust II and Goldman Sachs MLP Income Opportunities Fund insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31. Business and Other Connections of Investment Advisers

Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. GSAM and GSAMI are engaged in the investment advisory business. GSAM and GSAMI are part of The Goldman Sachs Group, Inc., a public company that is a bank holding company, financial holding company and a world-wide, full-service financial services organization. The Goldman Sachs Group, Inc. is the general partner and principal owner of GSAM. Information about the officers and partners of GSAM, and officers and directors of GSAMI, is included in their Forms ADV filed with the Commission (registration numbers 801-37591 and 801-38157, respectively) and is incorporated herein by reference.

Dividend Assets Capital, LLC (“DAC”) serves as sub-adviser to Goldman Sachs Rising Dividend Growth Fund. DAC is primarily engaged in the investment management business. Information about the officers and directors of DAC is included in its Form ADV filed with the Commission (registration number 801-62643) and is incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor for shares of Goldman Sachs Trust, Goldman Sachs Variable Insurance Trust, Goldman Sachs Credit Strategies Fund and Goldman Sachs Trust II. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.

(b)	Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.

GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal Business Address	Position with Goldman, Sachs & Co.
Lloyd C. Blankfein (1)	Chairman and Chief Executive Officer
Alan M. Cohen (1)	Global Head of Compliance, Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Edith Cooper (1)	Managing Director
Gordon E. Dyal (1)(2)	Managing Director
Isabelle Ealet (3)	Managing Director
J. Michael Evans (1)(4)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (2)	Managing Director
Gwen R. Libstag (1)	Managing Director
Masanori Mochida (5)	Managing Director
Timothy J. O’Neill (1)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
John F.W. Rogers (1)	Managing Director
David C. Ryan (6)	Managing Director
Pablo J. Salame (1)	Managing Director
Jeffrey W. Schroeder (1)	Managing Director
Harvey M. Schwartz (1)	Managing Director
Michael S. Sherwood (2)	Managing Director
David M. Solomon (1)	Managing Director
Esta Stecher (1)	Managing Director
Steven H. Strongin (1)	Managing Director
John S. Weinberg (1)	Managing Director
Eric S. Lane (1)	Managing Director
Stephen M. Scherr (1)	Managing Director
Ashok Varadhan (1)	Managing Director
Mark Schwartz (7)	Managing Director
Gene Sykes (8)	Managing Director
R. Martin Chavez (1)	Managing Director
Ken W. Hitchner (1)	Managing Director

(1)	200 West Street, New York, NY 10282
(2)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England
(3)	River Court, 120 Fleet Street, London EC4A 2QQ, England
(4)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China
(5)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan
(6)	1 Raffles Link, #07-01 South Lobby, Singapore 039393
(7)	7 Finance Street, Xicheng District, Beijing, China 100104
(8)	Fox Plaza, Suite 2600, 2121 Avenue of the Stars, Los Angeles, CA 90067

(c)	Not Applicable.

Item 33. Location of Accounts and Records

The Agreement and Declaration of Trust, Amended and Restated By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 200 West Street, New York, New York 10282. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, Bank of New York Mellon, One Wall Street, New York, New York 10286 and JP Morgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Chicago, Illinois 60606.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 377 under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 377 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 26th day of December, 2013.

GOLDMAN SACHS TRUST
(A Delaware statutory trust)

By:	/s/ Caroline Kraus
Caroline Kraus Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
[1]James A. McNamara James A. McNamara	President (Chief Executive Officer) and Trustee	December 26, 2013

[1]Scott M. McHugh Scott M. McHugh	Treasurer, Senior Vice President and Principal Financial Officer	December 26, 2013

[1]Ashok N. Bakhru Ashok N. Bakhru	Chairman and Trustee	December 26, 2013

[1]Donald C. Burke Donald C. Burke	Trustee	December 26, 2013

[1]John P. Coblentz, Jr. John P. Coblentz, Jr.	Trustee	December 26, 2013

[1]Diana M. Daniels Diana M. Daniels	Trustee	December 26, 2013

[1]Joseph P. LoRusso Joseph P. LoRusso	Trustee	December 26, 2013

[1]Herbert J. Markley Herbert J. Markley	Trustee	December 26, 2013

[1]Jessica Palmer Jessica Palmer	Trustee	December 26, 2013

[1]Alan A. Shuch Alan A. Shuch	Trustee	December 26, 2013

[1]Richard P. Strubel Richard P. Strubel	Trustee	December 26, 2013

[1]Roy W. Templin Roy W. Templin	Trustee	December 26, 2013

By:	/s/ Caroline Kraus
Caroline Kraus, Attorney-In-Fact

[1]	Pursuant to powers of attorney previously filed.

CERTIFICATE

The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on October 16-17, 2013.

RESOLVED, that the Trustees and Officers of each Trust who may be required to execute any amendments to each Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing James A. McNamara, Caroline Kraus, Andrew Murphy, Robert Griffith and Matthew Wolfe, jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act and the 1940 Act of each Trust and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the SEC, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or may have caused to be done by virtue hereof.

Dated: December 26, 2013

/s/ Caroline Kraus
Caroline Kraus,
Secretary

EXHIBIT INDEX

(j)	Consent of PricewaterhouseCoopers LLP.